UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-201820
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 5	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-05701
Amendment No. 85	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner, III, Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2018

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2018 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide Destination Freedom+SM
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-4
The date of this prospectus is May 1, 2018.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2018), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 42. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
•	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4
•	American Funds Insurance Series® - Capital Income Builder®: Class 4
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
•	American Funds Insurance Series® - International Fund: Class 4
•	American Funds Insurance Series® - New World Fund®: Class 4

•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Long Short Equity Fund
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
•	Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares
•	Invesco - Invesco V.I. International Growth Fund: Series II Shares
•	Ivy Variable Insurance Portfolios - Energy: Class II
•	Janus Henderson VIT Balanced Portfolio: Service Shares
•	Janus Henderson VIT Enterprise Portfolio: Service Shares
•	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
•	Janus Henderson VIT Global Technology Portfolio: Service Shares
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II
•	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
•	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•	Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
•	MFS® Variable Insurance Trust - MFS Utilities Series: Service Class
•	MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
•	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Financial Services Fund
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	The Merger Fund VL - The Merger Fund VL
•	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans apply to Investment-Only Contracts unless specifically stated otherwise.
Quarterly Contract Anniversary – Each recurring three-month anniversary of the date the contract was issued.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
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Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-4, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
5

6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract. Please refer to the applicable section later in this prospectus for a detailed description of each charge.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	5%	3%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [1]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$50 [2]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.85%
Administrative Charge	0.15% [3]
No CDSC Option ("C Schedule Option") Charge (assessed as an annualized percentage of Daily Net Assets)	0.35%
Death Benefit Options (an applicant may purchase one) (assessed as an annualized percentage of Daily Net Assets)
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
Return of Premium Enhanced Death Benefit Option Charge	0.20%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (Expenses shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.)
Mortality and Expense Risk Charge (applicable to all contracts)	0.85%
Administrative Charge (applicable to all contracts)	0.15% [3]
C Schedule Option Charge	0.35%
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
Maximum Possible Total Variable Account Charges	1.65%

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	On each contract’s Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived for any contracts valued at $50,000 or more on any Contract Anniversary.
[3]	The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.
8

Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2017, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.31%	2.61%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge under the standard 5 year CDSC schedule;
•	a $50 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (1.65%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.61%)	$1,200	$1,999	$2,499	$4,998	*	$1,499	$2,499	$4,998	$500	$1,499	$2,499	$4,998
Minimum Total Underlying Mutual Fund Operating Expenses (0.31%)	$ 958	$1,294	$1,355	$2,883	*	$ 794	$1,355	$2,883	$258	$ 794	$1,355	$2,883
*	Generally, the contracts sold under this prospectus do not permit annuitization during the first two Contract Years (see Annuitizing the Contract).
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
9

•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000.A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year.The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
10

Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.85% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.15% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. Nationwide will determine on each Quarterly Contract Anniversary if the Contract is eligible for a waiver of the Administrative Charge. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.
Contract Maintenance Charge
A $50 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
CDSC Options
C Schedule Option
An applicant can elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets.
Death Benefit Options
The contract contains a standard death benefit (return of Contract Value) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The Highest Anniversary Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.30% of the Daily Net Assets.
•	The Return of Premium Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
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•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
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Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-4 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
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Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
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Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Except in certain circumstances involving fraud and where permitted by state law, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years after the date of contract issuance or effective date of certain contract changes, as defined in the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
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In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
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Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
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Amount of Payments Nationwide Receives
For the year end December 31, 2017, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
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Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.85% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.15% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. Nationwide will determine on each Quarterly Contract Anniversary if the Contract is eligible for a waiver of the Administrative Charge. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.
Contract Maintenance Charge
A $50 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
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The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	5%	3%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
If the Contract Owner elected the No CDSC Option, no CDSC will be assessed on amounts withdrawn from the contract.
For those contracts where the No CDSC Option is not elected, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC; or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least five years; or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
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Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the first Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
CDSC Options
C Schedule Option
An applicant can elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. The C Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
Some Nationwide contracts provide for additional credits to be applied to a contract when cumulative purchase payments reach certain aggregate levels. For purposes of determining cumulative purchase payments, Nationwide may also include purchase payments to other Nationwide annuity contracts. Note: Election of the C Schedule Option makes this contract ineligible to be included when determining cumulative purchase payments for such additional credits.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
Highest Anniversary Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of
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application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant’s 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Highest Anniversary Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option (as used herein, "premium" means purchase payments made to the contract), which provides a death benefit that is the greater of (i) Contract Value or (ii) purchase payments less an adjustment for withdrawals. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Return of Premium Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
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On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
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If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be Annuitant's spouse)
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
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Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
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Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.85% (with the Administrative Charge waiver; otherwise, 1.00%) to 1.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
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•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
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Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
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Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
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(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	a $50 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
Except for a surrender made in accordance with the Enhanced Surrender Value for Terminal Illness provision, the CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Enhanced Surrender Value for Terminal Illness
If an optional death benefit is elected, Nationwide will pay the Contract Value plus any additional amount necessary to equal the optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract subject to Nationwide’s consent. Additionally, Nationwide reserves the right to refuse to recognize assignments on a non-discriminatory basis. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Where permitted under state law, an assignment or collateral assignment may negatively impact certain benefits under this contract, including the death benefit.
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Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust – NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
to any other Sub-Account(s).
Transfers occur monthly. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Sub-Account will remain allocated to the Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide® Guided Portfolio Strategies
The Nationwide Guided Portfolio Strategies (GPS) are static allocation strategies comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a GPS directly own Sub-Account units of the underlying mutual funds that comprise the particular portfolio elected. In other words, a GPS is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a GPS.
GPS portfolios are available under the contract at the time of application, and only one portfolio can be elected. Contract Owners that elect a GPS portfolio must allocate 100% of their Contract Value to the GPS.
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A GPS is a static allocation strategy. The allocations or "split" between one or more Sub-Accounts is not monitored or adjusted to reflect changing market conditions. Nationwide will not automatically rebalance a Contract Owner’s Variable Account value to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. However, Contract Owners can elect Asset Rebalancing for no additional charge (see Asset Rebalancing).
Nationwide is not providing investment advice by providing these portfolios. Contract Owners are responsible for determining which GPS is best for them. Consult a qualified investment advisor.
Contract Owners may transfer out of a GPS subject to the terms of this prospectus.
For additional information about the underlying mutual funds that comprise a GPS, see Appendix A: Underlying Mutual Fund Information.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
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Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Impact of Ownership Changes and Assignment on the Death Benefits
Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), the elected death benefit will be forfeited and replaced with a death benefit equal to the Contract Value on the date Nationwide receives proper proof of the Annuitant's death, an election specifying the distribution method, and any state required forms. Where prohibited by state law, or if any of the following situations apply, the death benefit forfeiture will not apply:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
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(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the death benefit.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
As indicated previously, the death benefit calculations discussed in this provision may not apply if the Contract Owner has been changed or the contract has been assigned.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value.
Highest Anniversary Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant’s 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
A x F + B x (1 - F) Where:
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A	=	The greatest of:
		(1)	the Contract Value;
		(2)	the total of all purchase payments made to the contract, less an adjustment for amounts withdrawn; and
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
B	=	the Contract Value;
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Highest Anniversary Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option (as used herein, "premium" means purchase payments made to the contract), which provides a death benefit that is the greater of (i) Contract Value or (ii) purchase payments less an adjustment for withdrawals. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
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The Return of Premium Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Spousal Protection Feature
Each of the optional death benefits includes a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 75 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
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•	the request for change is made in writing, submitted to the Service Center and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
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•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.85% of the Daily Net Assets (with the Administrative Charge waiver; otherwise, 1.00%).
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The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
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Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
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Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the combined financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.
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Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-05701
Securities Act of 1933 Registration File No. 333-201820
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	To seek to maximize total return, which consists of appreciation on its investments and a variable income stream.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds Insurance Series® - Capital Income Builder®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund has two primary investment objectives. It seeks (1) to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide you with a growing stream of income over the years. The fund's secondary objective is to provide you with growth of capital.
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American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.
American Funds Insurance Series® - International Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide you with long-term growth of capital.
American Funds Insurance Series® - New World Fund®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is long-term capital appreciation.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (formerly, Columbia Funds Variable Insurance Trust - Variable Portfolio - AQR Managed Futures Strategy Fund: Class 2)
Investment Advisor:	Columbia Management Investment Advisors, LLC
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The investment seeks positive absolute returns.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
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Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk.
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc.
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks capital appreciation.
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Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to provide a high level of current income, consistent with low volatility of principal.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	The Portfolio seeks long-term growth of capital.
Guggenheim Variable Funds - Global Managed Futures Strategy
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.
Guggenheim Variable Funds - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Guggenheim Variable Funds - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To achieve a high level of total return on its assets through a combination of capital appreciation and current income.
Invesco - Invesco V.I. International Growth Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (formerly, Ivy Variable Insurance Portfolios - Asset Strategy)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - Energy: Class II (formerly, Ivy Variable Insurance Portfolios - Energy)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
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Janus Henderson VIT Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson VIT Enterprise Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize long-term total return.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return, consistent with the preservation of capital.
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek a high level of income consistent with preservation of capital.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (formerly, MainStay VP Funds Trust - MainStay VP Convertible Portfolio: Service 2 Class)
Investment Advisor:	New York Life Investment Management LLC
Sub-advisor:	MacKay Shields LLC
Investment Objective:	The Fund seeks capital appreciation together with current income.
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MFS® Variable Insurance Trust - MFS Utilities Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek total return
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund seeks total return.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Company
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
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Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index ("Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
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Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
51

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
52

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; The Boston Company Asset Management, LLC; Wellington Management Company, LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
53

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital and income generation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
54

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Fund's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
55

The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (formerly, VanEck VIP Trust - VanEck VIP Global Gold Fund: Service Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	The Fund seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S (formerly, VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
56

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits and with the Administrative Charge waiver (the minimum Variable Account charge of 0.85%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2017 (the maximum Variable Account charge of 1.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2017; therefore, no Condensed Financial Information is available:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Financial Services Fund
•	VanEck VIP Trust - Emerging Markets Fund: Class S

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.891971	9.725802	-1.68%	0
2016	7.085787	9.891971	39.60%	0
2015	11.512650	7.085787	-38.45%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.749937	13.319174	23.90%	0
2016	10.041319	10.749937	7.06%	0
2015	10.262529	10.041319	-2.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.569336	10.864521	2.79%	70,899
2016	10.211659	10.569336	3.50%	39,070
2015	10.559814	10.211659	-3.30%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2017	11.284815	13.057960	15.71%	178,507
2016	9.604828	11.284815	17.49%	99,566
2015*	10.000000	9.604828	-0.04%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.866832	11.020647	11.69%	63,049
2016	9.588302	9.866832	2.90%	6,401
2015	9.847006	9.588302	-2.63%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.651555	14.513050	24.56%	3,827
2016	11.537974	11.651555	0.98%	0
2015	11.639089	11.537974	-0.87%	0
57

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2017	9.150032	11.966083	30.78%	14,314
2016	8.940682	9.150032	2.34%	3,307
2015*	10.000000	8.940682	-0.11%	0
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2017	9.677334	12.383642	27.97%	19,627
2016	9.291545	9.677334	4.15%	8,694
2015*	10.000000	9.291545	-0.07%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.170954	12.902772	15.50%	80,997
2016*	10.000000	11.170954	0.12%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.853174	14.491215	12.74%	56,589
2016	12.487892	12.853174	2.93%	31,054
2015	12.722295	12.487892	-1.84%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.460327	11.105804	6.17%	6,649
2016	9.351051	10.460327	11.86%	0
2015*	10.000000	9.351051	-0.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.907878	10.138863	2.33%	0
2016*	10.000000	9.907878	-0.01%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.146171	1.46%	11,192
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.238125	2.38%	4,955
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	11.896843	13.182947	10.81%	8,749
2016	9.153225	11.896843	29.97%	6,859
2015*	10.000000	9.153225	-0.08%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	12.059145	13.755276	14.07%	136,490
2016	10.557354	12.059145	14.23%	34,631
2015	10.922696	10.557354	-3.34%	11,977
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.381693	10.648045	2.57%	59,788
2016	9.610697	10.381693	8.02%	40,000
2015*	10.000000	9.610697	-0.04%	0
58

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.284471	11.840702	15.13%	0
2016	9.695753	10.284471	6.07%	0
2015*	10.000000	9.695753	-0.03%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.296077	13.060855	15.62%	26,754
2016*	10.000000	11.296077	0.13%	20,979
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.270188	13.728514	33.67%	14,403
2016	10.301337	10.270188	-0.30%	4,871
2015*	10.000000	10.301337	0.03%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	10.005406	10.316596	3.11%	63,194
2016*	10.000000	10.005406	0.00%	12,724
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	10.912488	11.228045	2.89%	15,624
2016	10.435505	10.912488	4.57%	2,758
2015*	10.000000	10.435505	0.04%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.299040	10.982238	6.63%	10,233
2016	9.616131	10.299040	7.10%	4,748
2015	9.890034	9.616131	-2.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	15.235230	16.915567	11.03%	9,075
2016	13.576102	15.235230	12.22%	9,155
2015	14.599574	13.576102	-7.01%	9,109
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	11.439029	12.439173	8.74%	12,019
2016	10.117968	11.439029	13.06%	11,523
2015	10.979214	10.117968	-7.84%	6,066
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.764736	13.744729	7.68%	20,783
2016	11.476508	12.764736	11.22%	14,137
2015	12.013388	11.476508	-4.47%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.631333	9.733586	1.06%	126,627
2016	9.436406	9.631333	2.07%	66,776
2015*	10.000000	9.436406	-0.06%	16,461
59

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.227741	11.470669	12.15%	0
2016	9.886374	10.227741	3.45%	0
2015	10.586980	9.886374	-6.62%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.848193	9.887325	0.40%	1,755
2016	9.837854	9.848193	0.11%	1,844
2015	9.978570	9.837854	-1.41%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	6.584806	7.097593	7.79%	27,958
2016	7.791551	6.584806	-15.49%	17,695
2015	7.981915	7.791551	-2.38%	8,361
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	10.301840	11.731646	13.88%	0
2016	10.322308	10.301840	-0.20%	0
2015	10.281260	10.322308	0.40%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	8.863889	9.111685	2.80%	0
2016	8.983114	8.863889	-1.33%	0
2015	8.895667	8.983114	0.98%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.999123	11.978127	8.90%	12,950
2016	9.947652	10.999123	10.57%	12,047
2015	10.494728	9.947652	-5.21%	12,436
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2017	10.731872	12.591315	17.33%	39,383
2016	9.499325	10.731872	12.98%	21,091
2015*	10.000000	9.499325	-0.05%	0
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	9.146461	11.129957	21.69%	22,565
2016	9.289363	9.146461	-1.54%	3,112
2015*	10.000000	9.289363	-0.07%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.647389	13.658916	17.27%	18,108
2016	12.056592	11.647389	-3.39%	18,108
2015	13.267285	12.056592	-9.13%	0
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	10.516265	9.108716	-13.38%	0
2016	7.882600	10.516265	33.41%	0
2015*	10.000000	7.882600	-0.21%	0
60

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	10.201989	11.949943	17.13%	41,466
2016	9.862784	10.201989	3.44%	0
2015*	10.000000	9.862784	-0.01%	0
Janus Henderson VIT Enterprise Portfolio: Service Shares - Q/NQ
2017	10.767757	13.568366	26.01%	9,856
2016	9.687303	10.767757	11.15%	10,029
2015*	10.000000	9.687303	-0.03%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	10.089654	10.339547	2.48%	7,487
2016	9.954750	10.089654	1.36%	6,520
2015*	10.000000	9.954750	0.00%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	11.360831	16.323875	43.69%	25,104
2016	10.063973	11.360831	12.89%	16,711
2015*	10.000000	10.063973	0.01%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2017	9.973689	11.555124	15.86%	16,472
2016	9.504304	9.973689	4.94%	16,472
2015*	10.000000	9.504304	-0.05%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2017	10.189104	11.285471	10.76%	0
2016	9.676148	10.189104	5.30%	0
2015*	10.000000	9.676148	-0.03%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.861134	11.230837	26.74%	57,555
2016	7.399330	8.861134	19.76%	28,882
2015	9.334971	7.399330	-20.74%	7,088
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2017	9.280421	10.672809	15.00%	184,998
2016	9.272901	9.280421	0.08%	0
2015*	10.000000	9.272901	-0.07%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2017	9.829742	12.076939	22.86%	0
2016	9.393458	9.829742	4.64%	0
2015*	10.000000	9.393458	-0.06%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.451790	11.236481	7.51%	20,300
2016	9.137826	10.451790	14.38%	7,774
2015	9.812606	9.137826	-6.88%	4,298
61

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2017	10.146288	10.280481	1.32%	132,197
2016	9.889921	10.146288	2.59%	98,093
2015*	10.000000	9.889921	-0.01%	12,801
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	10.253507	10.559402	2.98%	40,678
2016	9.918372	10.253507	3.38%	12,408
2015*	10.000000	9.918372	-0.01%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.964761	12.133379	10.66%	10,618
2016*	10.000000	10.964761	0.10%	6,717
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2017	9.297462	10.554757	13.52%	9,685
2016	8.429804	9.297462	10.29%	9,254
2015*	10.000000	8.429804	-0.16%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2017	10.288335	12.289290	19.45%	14,582
2016	9.592120	10.288335	7.26%	14,924
2015*	10.000000	9.592120	-0.04%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	11.628273	12.750145	9.65%	0
2016	11.065807	11.628273	5.08%	0
2015	11.445757	11.065807	-3.32%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	10.071616	12.664476	25.74%	105,322
2016	9.781987	10.071616	2.96%	71,837
2015*	10.000000	9.781987	-0.02%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2017	10.720788	12.055140	12.45%	16,503
2016	9.340194	10.720788	14.78%	13,027
2015*	10.000000	9.340194	-0.07%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.990277	13.028173	8.66%	43,416
2016	10.935740	11.990277	9.64%	20,045
2015	11.160643	10.935740	-2.02%	7,174
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.359292	11.559938	11.59%	14,073
2016	9.087717	10.359292	13.99%	0
2015	10.643491	9.087717	-14.62%	0
62

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	12.305973	13.386097	8.78%	51,525
2016	12.035404	12.305973	2.25%	22,993
2015	12.313176	12.035404	-2.26%	11,071
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	11.306776	13.000751	14.98%	0
2016	10.809613	11.306776	4.60%	0
2015	11.663882	10.809613	-7.32%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	11.410226	12.268113	7.52%	11,441
2016	9.572887	11.410226	19.19%	5,033
2015*	10.000000	9.572887	-0.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.778947	16.967898	14.81%	193,364
2016	13.674642	14.778947	8.08%	89,558
2015	13.657463	13.674642	0.13%	15,736
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.193556	10.431745	2.34%	18,670
2016	10.015256	10.193556	1.78%	4,465
2015*	10.000000	10.015256	0.00%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	9.653904	12.536217	29.86%	68,508
2016	9.718249	9.653904	-0.66%	6,518
2015*	10.000000	9.718249	-0.03%	44,638
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	10.702790	13.561886	26.71%	97,557
2016	9.897244	10.702790	8.14%	37,670
2015*	10.000000	9.897244	-0.01%	49,259
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	10.675661	12.906147	20.89%	87,797
2016	9.692328	10.675661	10.15%	34,805
2015*	10.000000	9.692328	-0.03%	8,984
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	10.705691	12.492519	16.69%	5,351
2016	9.183373	10.705691	16.58%	0
2015*	10.000000	9.183373	-0.08%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.494113	11.148917	17.43%	13,846
2016	9.298686	9.494113	2.10%	14,171
2015*	10.000000	9.298686	-0.07%	13,470
63

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.793978	11.425627	5.85%	6,399
2016	9.536286	10.793978	13.19%	5,887
2015	9.875518	9.536286	-3.44%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.043651	13.661235	23.70%	0
2016*	10.000000	11.043651	0.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	10.616268	12.459258	17.36%	0
2016	9.724049	10.616268	9.18%	0
2015*	10.000000	9.724049	-0.03%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	10.152595	10.380693	2.25%	47,326
2016	10.012931	10.152595	1.39%	0
2015	10.084476	10.012931	-0.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	16.036142	19.048214	18.78%	19,915
2016	14.924989	16.036142	7.44%	0
2015	15.321643	14.924989	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.727001	15.250892	11.10%	0
2016	13.047410	13.727001	5.21%	0
2015	13.300145	13.047410	-1.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	14.886274	17.092982	14.82%	28,647
2016	13.989308	14.886274	6.41%	0
2015	14.299208	13.989308	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.034029	12.690686	5.46%	43,041
2016	11.601744	12.034029	3.73%	0
2015	11.787700	11.601744	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.359559	11.788419	13.79%	27,649
2016	9.898146	10.359559	4.66%	0
2015	10.430891	9.898146	-5.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.305866	12.036449	16.79%	0
2016	9.786042	10.305866	5.31%	0
2015	10.375918	9.786042	-5.69%	0
64

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	14.319279	16.181190	13.00%	0
2016	13.529915	14.319279	5.83%	0
2015	13.792904	13.529915	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	15.274837	17.881992	17.07%	9,169
2016	14.318482	15.274837	6.68%	0
2015	14.662278	14.318482	-2.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	13.217603	14.401089	8.95%	0
2016	12.576315	13.217603	5.10%	0
2015	12.820681	12.576315	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.278643	10.617458	3.30%	14,515
2016	9.872391	10.278643	4.12%	0
2015*	10.000000	9.872391	-0.01%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	11.157537	11.479686	2.89%	0
2016	10.889666	11.157537	2.46%	0
2015	11.040128	10.889666	-1.36%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.864403	15.036581	16.89%	0
2016	11.648006	12.864403	10.44%	0
2015	12.131060	11.648006	-3.98%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	12.303115	13.886144	12.87%	0
2016	11.407938	12.303115	7.85%	0
2015	11.712033	11.407938	-2.60%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	9.066538	12.695330	40.02%	7,168
2016	8.507818	9.066538	6.57%	7,168
2015*	10.000000	8.507818	-0.15%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2017	9.949269	10.045702	0.97%	0
2016	9.986300	9.949269	-0.37%	0
2015*	10.000000	9.986300	0.00%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	9.415999	9.356337	-0.63%	177,360
2016	9.496304	9.415999	-0.85%	688,936
2015	9.577714	9.496304	-0.85%	127,024
65

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	9.143980	11.521163	26.00%	0
2016	9.164085	9.143980	-0.22%	0
2015*	10.000000	9.164085	-0.08%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.568738	11.848651	23.83%	183,172
2016	9.562319	9.568738	0.07%	0
2015	9.737699	9.562319	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	11.065274	12.993435	17.43%	0
2016	10.194683	11.065274	8.54%	0
2015	10.385738	10.194683	-1.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.733466	11.827050	10.19%	0
2016	10.183425	10.733466	5.40%	0
2015	10.288587	10.183425	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.920708	12.431598	13.84%	87,997
2016	10.222905	10.920708	6.83%	0
2015	10.365674	10.222905	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.475033	10.976438	4.79%	49,713
2016	10.132573	10.475033	3.38%	0
2015	10.192447	10.132573	-0.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.487329	11.857401	13.06%	0
2016	10.005898	10.487329	4.81%	0
2015	10.429727	10.005898	-4.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.524237	12.205084	15.97%	0
2016	9.924417	10.524237	6.04%	0
2015	10.421674	9.924417	-4.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.868542	12.169439	11.97%	286,561
2016	10.230701	10.868542	6.23%	157,896
2015	10.353063	10.230701	-1.18%	89,389
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.964264	12.684483	15.69%	48,494
2016	10.193463	10.964264	7.56%	0
2015	10.356429	10.193463	-1.57%	0
66

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.683196	11.568331	8.29%	61,028
2016	10.193231	10.683196	4.81%	0
2015	10.283755	10.193231	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.086463	12.708026	25.99%	26,082
2016	9.845415	10.086463	2.45%	21,856
2015*	10.000000	9.845415	-0.02%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.374308	12.091893	16.56%	0
2016	9.639114	10.374308	7.63%	0
2015*	10.000000	9.639114	-0.04%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.480340	12.646075	20.66%	43,701
2016	9.605128	10.480340	9.11%	0
2015*	10.000000	9.605128	-0.04%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.679764	13.408080	14.80%	231,975
2016	9.792754	11.679764	19.27%	48,280
2015	10.133509	9.792754	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	10.265335	10.822749	5.43%	33,282
2016	9.529142	10.265335	7.73%	17,605
2015	9.896868	9.529142	-3.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	12.841151	15.983597	24.47%	3,419
2016	13.279162	12.841151	-3.30%	0
2015	13.481208	13.279162	-1.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.829417	10.727385	21.50%	0
2016	8.482363	8.829417	4.09%	0
2015	9.038206	8.482363	-6.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	17.970168	23.141567	28.78%	0
2016	17.770186	17.970168	1.13%	0
2015	17.378640	17.770186	2.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	18.029794	20.444355	13.39%	5,207
2016	15.669683	18.029794	15.06%	5,437
2015	16.366420	15.669683	-4.26%	0
67

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	17.815975	22.526786	26.44%	1,728
2016	16.942356	17.815975	5.16%	1,815
2015	17.146849	16.942356	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	21.179830	23.906468	12.87%	4,029
2016	18.165032	21.179830	16.60%	4,029
2015	18.865116	18.165032	-3.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	9.596178	11.859897	23.59%	8,311
2016	8.956500	9.596178	7.14%	8,311
2015*	10.000000	8.956500	-0.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	11.499608	12.400163	7.83%	2,061
2016	9.233003	11.499608	24.55%	2,164
2015*	10.000000	9.233003	-0.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	11.130564	12.492888	12.24%	70,559
2016	9.160620	11.130564	21.50%	7,997
2015*	10.000000	9.160620	-0.08%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	10.529518	12.553874	19.23%	0
2016	9.553581	10.529518	10.22%	0
2015*	10.000000	9.553581	-0.04%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.849801	12.471100	5.24%	22,722
2016	11.150863	11.849801	6.27%	15,590
2015	11.921231	11.150863	-6.46%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	11.238687	13.542543	20.50%	705,105
2016	10.150712	11.238687	10.72%	186,572
2015	10.120028	10.150712	0.30%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.178860	10.251954	0.72%	67,874
2016	10.016312	10.178860	1.62%	28,407
2015	10.136746	10.016312	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.550563	13.076741	13.21%	233,581
2016	9.637841	11.550563	19.85%	55,962
2015	10.219353	9.637841	-5.69%	0
68

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	8.933289	10.869809	21.68%	6,197
2016	8.910279	8.933289	0.26%	3,340
2015*	10.000000	8.910279	-0.11%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.318166	9.856481	5.78%	0
2016	9.458831	9.318166	-1.49%	0
2015	10.048368	9.458831	-5.87%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.804819	15.955877	35.16%	4,787
2016	11.924473	11.804819	-1.00%	4,787
2015	11.600680	11.924473	2.79%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	9.205487	11.541213	25.37%	15,016
2016	9.543337	9.205487	-3.54%	8,759
2015*	10.000000	9.543337	-0.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	10.458252	11.812056	12.94%	31,897
2016	8.963616	10.458252	16.67%	23,204
2015*	10.000000	8.963616	-0.10%	14,112
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.849042	12.196198	12.42%	0
2016	9.691162	10.849042	11.95%	0
2015	10.763126	9.691162	-9.96%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.727004	6.806534	1.18%	0
2016	5.906153	6.727004	13.90%	0
2015	8.013181	5.906153	-26.29%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	13.165224	14.330290	8.85%	11,670
2016	11.728127	13.165224	12.25%	8,102
2015	12.115220	11.728127	-3.20%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.128407	1.28%	4,983
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.600460	11.638882	9.80%	2,463
2016	10.389446	10.600460	2.03%	2,587
2015	11.288506	10.389446	-7.96%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.410808	4.11%	15,062
69

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.080564	10.225514	1.44%	9,963
2016	9.941134	10.080564	1.40%	5,201
2015*	10.000000	9.941134	-0.01%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	11.056595	11.490957	3.93%	124,954
2016	10.870278	11.056595	1.71%	87,189
2015	10.926799	10.870278	-0.52%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	10.248240	10.659853	4.02%	5,749
2016	9.878204	10.248240	3.75%	0
2015	10.144249	9.878204	-2.62%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017	10.603109	12.486844	17.77%	7,866
2016	9.409887	10.603109	12.68%	7,866
2015*	10.000000	9.409887	-0.06%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	8.120356	10.250126	26.23%	31,041
2016	9.172683	8.120356	-11.47%	19,332
2015*	10.000000	9.172683	-0.08%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	10.091738	10.262766	1.69%	5,607
2016	9.935357	10.091738	1.57%	0
2015	10.112060	9.935357	-1.75%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	9.866211	9.589713	-2.80%	47,307
2016	6.938398	9.866211	42.20%	24,216
2015*	10.000000	6.938398	-0.31%	9,221
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.832157	8.32%	0
70

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.643754	9.405438	-2.47%	2,523
2016	6.963995	9.643754	38.48%	642
2015	11.407052	6.963995	-38.95%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.565378	12.985256	22.90%	782
2016	9.948993	10.565378	6.20%	0
2015	10.250915	9.948993	-2.95%	504
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.095378	10.293837	1.97%	972
2016	9.832866	10.095378	2.67%	296
2015	10.250846	9.832866	-4.08%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2017	11.151647	12.800111	14.78%	11,105
2016	9.568431	11.151647	16.55%	8,426
2015*	10.000000	9.568431	-4.32%	7,490
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.697450	10.744352	10.80%	139
2016	9.500140	9.697450	2.08%	804
2015	9.835857	9.500140	-3.41%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.310610	13.975115	23.56%	1,953
2016	11.291203	11.310610	0.17%	0
2015	11.482875	11.291203	-1.67%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2017	9.041987	11.729734	29.73%	3,553
2016	8.906763	9.041987	1.52%	477
2015*	10.000000	8.906763	-10.93%	0
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2017	9.563100	12.139109	26.94%	1,551
2016	9.256321	9.563100	3.31%	441
2015*	10.000000	9.256321	-7.44%	766
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.111319	12.730689	14.57%	433
2016*	10.000000	11.111319	11.11%	440
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.178036	13.619598	11.84%	8,981
2016	11.927909	12.178036	2.10%	2,003
2015	12.250671	11.927909	-2.63%	1,257
71

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.334087	10.883502	5.32%	10,836
2016	9.313145	10.334087	10.96%	6,098
2015*	10.000000	9.313145	-6.87%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.854941	10.003539	1.51%	395
2016*	10.000000	9.854941	-1.45%	396
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.091827	0.92%	308
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.183290	1.83%	51
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	11.756427	12.922577	9.92%	965
2016	9.118521	11.756427	28.93%	215
2015*	10.000000	9.118521	-8.81%	517
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.801561	13.353207	13.15%	1,500
2016	10.415622	11.801561	13.31%	2,421
2015	10.863731	10.415622	-4.12%	922
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.242317	10.420575	1.74%	15,492
2016	9.558575	10.242317	7.15%	981
2015*	10.000000	9.558575	-4.41%	472
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.163078	11.606839	14.21%	7,036
2016	9.659009	10.163078	5.22%	0
2015*	10.000000	9.659009	-3.41%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.235772	12.886674	14.69%	4,222
2016*	10.000000	11.235772	12.36%	1,911
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.132288	13.435320	32.60%	17,279
2016	10.245461	10.132288	-1.10%	3,480
2015*	10.000000	10.245461	2.45%	813
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.951958	10.178941	2.28%	1,070
2016*	10.000000	9.951958	-0.48%	0
72

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	10.783787	11.006378	2.06%	635
2016	10.395987	10.783787	3.73%	1,139
2015*	10.000000	10.395987	3.96%	503
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.122275	10.706911	5.78%	9,768
2016	9.527725	10.122275	6.24%	21,336
2015	9.878838	9.527725	-3.55%	4,188
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	14.434997	15.898164	10.14%	9,186
2016	12.967322	14.434997	11.32%	97
2015	14.058379	12.967322	-7.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	11.104331	11.978092	7.87%	10,114
2016	9.901558	11.104331	12.15%	2,175
2015	10.831818	9.901558	-8.59%	845
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.391245	13.235236	6.81%	93
2016	11.231074	12.391245	10.33%	0
2015	11.852145	11.231074	-5.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.502210	9.525822	0.25%	18,616
2016	9.385395	9.502210	1.24%	13,349
2015*	10.000000	9.385395	-6.15%	6,522
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.971319	11.093151	11.25%	0
2016	9.716673	9.971319	2.62%	0
2015	10.489923	9.716673	-7.37%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.679150	9.639427	-0.41%	932
2016	9.747428	9.679150	-0.70%	0
2015	9.967273	9.747428	-2.21%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	6.169109	6.596049	6.92%	5,649
2016	7.358894	6.169109	-16.17%	5,508
2015	7.599995	7.358894	-3.17%	3,733
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	13.694520	15.469797	12.96%	208
2016	13.833010	13.694520	-1.00%	0
2015	13.890053	13.833010	-0.41%	1,451
73

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	8.828991	9.002806	1.97%	0
2016	9.020325	8.828991	-2.12%	0
2015	9.005171	9.020325	0.17%	1,111
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.723358	11.583878	8.02%	2,721
2016	9.776880	10.723358	9.68%	1,130
2015	10.398508	9.776880	-5.98%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2017	10.605188	12.342638	16.38%	8,834
2016	9.463320	10.605188	12.07%	16,281
2015*	10.000000	9.463320	-5.37%	3,756
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	9.038441	10.910074	20.71%	0
2016	9.254136	9.038441	-2.33%	0
2015*	10.000000	9.254136	-7.46%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.035496	12.837294	16.33%	0
2016	11.515886	11.035496	-4.17%	0
2015	12.775433	11.515886	-9.86%	1,705
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	10.391943	8.928580	-14.08%	3,759
2016	7.852631	10.391943	32.34%	7,291
2015*	10.000000	7.852631	-21.47%	405
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	10.081565	11.713926	16.19%	20,484
2016	9.825412	10.081565	2.61%	5,652
2015*	10.000000	9.825412	-1.75%	0
Janus Henderson VIT Enterprise Portfolio: Service Shares - Q/NQ
2017	10.640674	13.300440	25.00%	6,997
2016	9.650597	10.640674	10.26%	385
2015*	10.000000	9.650597	-3.49%	339
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.970544	10.135277	1.65%	4,689
2016	9.917031	9.970544	0.54%	5,415
2015*	10.000000	9.917031	-0.83%	928
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	11.226765	16.001619	42.53%	6,148
2016	10.025841	11.226765	11.98%	1,093
2015*	10.000000	10.025841	0.26%	595
74

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2017	9.855958	11.326905	14.92%	8,503
2016	9.468281	9.855958	4.09%	0
2015*	10.000000	9.468281	-5.32%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2017	10.068821	11.062549	9.87%	0
2016	9.639467	10.068821	4.45%	0
2015*	10.000000	9.639467	-3.61%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.601727	10.814437	25.72%	5,535
2016	7.240929	8.601727	18.79%	3,196
2015	9.209577	7.240929	-21.38%	2,630
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2017	9.170840	10.461970	14.08%	323
2016	9.237743	9.170840	-0.72%	0
2015*	10.000000	9.237743	-7.62%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2017	9.713684	11.838376	21.87%	707
2016	9.357844	9.713684	3.80%	0
2015*	10.000000	9.357844	-6.42%	371
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.145921	10.819911	6.64%	2,466
2016	8.942338	10.145921	13.46%	1,482
2015	9.680843	8.942338	-7.63%	1,224
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2017	10.026512	10.077374	0.51%	932
2016	9.852456	10.026512	1.77%	0
2015*	10.000000	9.852456	-1.48%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	10.132476	10.350807	2.15%	3,512
2016	9.880795	10.132476	2.55%	3,512
2015*	10.000000	9.880795	-1.19%	3,512
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.906224	11.971540	9.77%	777
2016*	10.000000	10.906224	9.06%	475
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2017	9.187681	10.346238	12.61%	9,663
2016	8.397817	9.187681	9.41%	1,837
2015*	10.000000	8.397817	-16.02%	0
75

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2017	10.166907	12.046607	18.49%	693
2016	9.555770	10.166907	6.40%	0
2015*	10.000000	9.555770	-4.44%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	11.106842	12.080455	8.77%	0
2016	10.655324	11.106842	4.24%	0
2015	11.110834	10.655324	-4.10%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	9.952768	12.414419	24.73%	5,124
2016	9.744936	9.952768	2.13%	1,977
2015*	10.000000	9.744936	-2.55%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2017	10.594231	11.817041	11.54%	810
2016	9.304786	10.594231	13.86%	808
2015*	10.000000	9.304786	-6.95%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.452600	12.343862	7.78%	5,655
2016	10.530053	11.452600	8.76%	5,434
2015	10.834069	10.530053	-2.81%	3,738
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.137950	11.221962	10.69%	524
2016	8.965633	10.137950	13.08%	766
2015	10.586013	8.965633	-15.31%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.754144	12.682991	7.90%	7,144
2016	11.588895	11.754144	1.43%	6,155
2015	11.952838	11.588895	-3.04%	4,500
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.799743	12.317893	14.06%	3,341
2016	10.408615	10.799743	3.76%	3,341
2015	11.322599	10.408615	-8.07%	3,341
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	11.275559	12.025802	6.65%	1,119
2016	9.536614	11.275559	18.23%	204
2015*	10.000000	9.536614	-4.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.116327	16.076820	13.89%	41,219
2016	13.167458	14.116327	7.21%	4,944
2015	13.257899	13.167458	-0.68%	5,060
76

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.073228	10.225671	1.51%	1,508
2016	9.977316	10.073228	0.96%	1,165
2015*	10.000000	9.977316	-0.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	9.539954	12.288673	28.81%	1,251
2016	9.681430	9.539954	-1.46%	544
2015*	10.000000	9.681430	-3.19%	337
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	10.576459	13.294081	25.70%	11,328
2016	9.859736	10.576459	7.27%	0
2015*	10.000000	9.859736	-1.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	10.549645	12.651266	19.92%	36,188
2016	9.655592	10.549645	9.26%	31,315
2015*	10.000000	9.655592	-3.44%	29,759
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	10.579290	12.245745	15.75%	669
2016	9.148556	10.579290	15.64%	0
2015*	10.000000	9.148556	-8.51%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.382024	10.928684	16.49%	197
2016	9.263430	9.382024	1.28%	0
2015*	10.000000	9.263430	-7.37%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.561962	11.090100	5.00%	1,902
2016	9.406971	10.561962	12.28%	14,101
2015	9.820864	9.406971	-4.21%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.984679	13.479044	22.71%	6,739
2016*	10.000000	10.984679	9.85%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	10.490974	12.213208	16.42%	0
2016	9.687214	10.490974	8.30%	0
2015*	10.000000	9.687214	-3.13%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.978337	10.120433	1.42%	16,911
2016	9.920899	9.978337	0.58%	7,361
2015	10.073068	9.920899	-1.51%	0
77

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	15.193818	17.902559	17.83%	4,918
2016	14.255721	15.193818	6.58%	4,811
2015	14.753660	14.255721	-3.38%	4,815
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.006016	14.333652	10.21%	967
2016	12.462381	13.006016	4.36%	942
2015	12.807136	12.462381	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	14.104395	16.064952	13.90%	5,217
2016	13.362036	14.104395	5.56%	5,122
2015	13.769170	13.362036	-2.96%	5,116
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.401933	11.927371	4.61%	8,522
2016	11.081516	11.401933	2.89%	8,430
2015	11.350744	11.081516	-2.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.099833	11.400454	12.88%	0
2016	9.728235	10.099833	3.82%	0
2015	10.335251	9.728235	-5.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.047456	11.640291	15.85%	0
2016	9.618044	10.047456	4.46%	0
2015	10.280775	9.618044	-6.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.567182	15.208003	12.09%	2,143
2016	12.923239	13.567182	4.98%	0
2015	13.281632	12.923239	-2.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	14.472552	16.806524	16.13%	130
2016	13.676452	14.472552	5.82%	0
2015	14.118780	13.676452	-3.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.523375	13.534954	8.08%	2,389
2016	12.012408	12.523375	4.25%	0
2015	12.345451	12.012408	-2.70%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.157306	10.407707	2.47%	6,432
2016	9.834977	10.157306	3.28%	6,418
2015*	10.000000	9.834977	-1.65%	0
78

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.657271	10.876755	2.06%	0
2016	10.485780	10.657271	1.64%	0
2015	10.717122	10.485780	-2.16%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.458390	14.444926	15.95%	146
2016	11.371857	12.458390	9.55%	0
2015	11.939824	11.371857	-4.76%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.914808	13.339723	11.96%	0
2016	11.137481	11.914808	6.98%	0
2015	11.527405	11.137481	-3.38%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	8.959483	12.444649	38.90%	8,987
2016	8.475525	8.959483	5.71%	0
2015*	10.000000	8.475525	-15.24%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2017	9.831827	9.847253	0.16%	601
2016	9.948466	9.831827	-1.17%	0
2015*	10.000000	9.948466	-0.52%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.893133	8.765684	-1.43%	0
2016	9.041740	8.893133	-1.64%	7,206
2015	9.193430	9.041740	-1.65%	1,700
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	9.036016	11.293603	24.98%	1,757
2016	9.129339	9.036016	-1.02%	0
2015*	10.000000	9.129339	-8.71%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.404456	11.551606	22.83%	13,021
2016	9.474376	9.404456	-0.74%	3,629
2015	9.726665	9.474376	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.827457	12.611946	16.48%	19,473
2016	10.056465	10.827457	7.67%	0
2015	10.328277	10.056465	-2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.502780	11.479773	9.30%	3,352
2016	10.045367	10.502780	4.55%	3,511
2015	10.231667	10.045367	-1.82%	0
79

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.685988	12.066587	12.92%	0
2016	10.084307	10.685988	5.97%	0
2015	10.308323	10.084307	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.249869	10.654088	3.94%	16,358
2016	9.995195	10.249869	2.55%	10,375
2015	10.136047	9.995195	-1.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.224408	11.467155	12.15%	513
2016	9.834155	10.224408	3.97%	514
2015	10.334098	9.834155	-4.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.260378	11.803383	15.04%	3,042
2016	9.754053	10.260378	5.19%	0
2015	10.326112	9.754053	-5.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.634940	11.812104	11.07%	35,875
2016	10.091997	10.634940	5.38%	24,578
2015	10.295774	10.091997	-1.98%	21,776
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.728606	12.312054	14.76%	24,699
2016	10.055266	10.728606	6.70%	5,735
2015	10.299134	10.055266	-2.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.453557	11.228614	7.41%	9,316
2016	10.055027	10.453557	3.96%	19,240
2015	10.226854	10.055027	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	9.967422	12.457112	24.98%	936
2016	9.808108	9.967422	1.62%	818
2015*	10.000000	9.808108	-1.92%	330
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.251856	11.853085	15.62%	9,544
2016	9.602582	10.251856	6.76%	0
2015*	10.000000	9.602582	-3.97%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.356643	12.396341	19.69%	7,835
2016	9.568725	10.356643	8.23%	1,007
2015*	10.000000	9.568725	-4.31%	0
80

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.479317	13.072001	13.87%	25,209
2016	9.702734	11.479317	18.31%	14,587
2015	10.122039	9.702734	-4.14%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.964926	10.421500	4.58%	3,866
2016	9.325305	9.964926	6.86%	532
2015	9.763968	9.325305	-4.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	12.166599	15.022228	23.47%	0
2016	12.683673	12.166599	-4.08%	0
2015	12.981459	12.683673	-2.29%	382
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.639529	10.412286	20.52%	0
2016	8.367264	8.639529	3.25%	0
2015	8.988151	8.367264	-6.91%	553
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	17.026432	21.749998	27.74%	1,066
2016	16.973506	17.026432	0.31%	0
2015	16.734538	16.973506	1.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	17.082748	19.214708	12.48%	3,824
2016	14.967003	17.082748	14.14%	0
2015	15.759715	14.967003	-5.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	16.880182	21.171943	25.42%	687
2016	16.182651	16.880182	4.31%	1,627
2015	16.511242	16.182651	-1.99%	311
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	20.067481	22.468749	11.97%	608
2016	17.350571	20.067481	15.66%	2,045
2015	18.165883	17.350571	-4.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	9.482863	11.625611	22.60%	922
2016	8.922527	9.482863	6.28%	2,610
2015*	10.000000	8.922527	-10.77%	562
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	11.363892	12.155252	6.96%	714
2016	9.198002	11.363892	23.55%	3,882
2015*	10.000000	9.198002	-8.02%	0
81

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	10.999196	12.246150	11.34%	0
2016	9.125884	10.999196	20.53%	0
2015*	10.000000	9.125884	-8.74%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	10.405239	12.305958	18.27%	98
2016	9.517369	10.405239	9.33%	1,029
2015*	10.000000	9.517369	-4.83%	1,029
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.503198	12.008982	4.40%	2,297
2016	10.912424	11.503198	5.41%	403
2015	11.761235	10.912424	-7.22%	477
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	11.045838	13.203147	19.53%	102,331
2016	10.057421	11.045838	9.83%	43,289
2015	10.108576	10.057421	-0.51%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.722404	9.713426	-0.09%	0
2016	9.644746	9.722404	0.81%	0
2015	9.840120	9.644746	-1.99%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.352317	12.748937	12.30%	13,041
2016	9.549221	11.352317	18.88%	10,973
2015	10.207781	9.549221	-6.45%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	8.827767	10.655051	20.70%	117
2016	8.876479	8.827767	-0.55%	0
2015*	10.000000	8.876479	-11.24%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.158214	9.609360	4.93%	0
2016	9.371863	9.158214	-2.28%	0
2015	10.036999	9.371863	-6.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.459421	15.364527	34.08%	16,192
2016	11.669488	11.459421	-1.80%	117
2015	11.444970	11.669488	1.96%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	9.096827	11.313274	24.37%	6,018
2016	9.507180	9.096827	-4.32%	3,897
2015*	10.000000	9.507180	-4.93%	3,758
82

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	10.334802	11.578727	12.04%	2,245
2016	8.929631	10.334802	15.74%	2,773
2015*	10.000000	8.929631	-10.70%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.362553	11.555613	11.51%	0
2016	9.331646	10.362553	11.05%	112
2015	10.448212	9.331646	-10.69%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.373502	6.396945	0.37%	486
2016	5.641176	6.373502	12.98%	0
2015	7.716070	5.641176	-26.89%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.473693	13.468318	7.97%	154
2016	11.202227	12.473693	11.35%	91
2015	11.666088	11.202227	-3.98%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.074150	0.74%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.042968	10.938046	8.91%	108
2016	9.922894	10.042968	1.21%	0
2015	10.869292	9.922894	-8.71%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.355032	3.55%	3,363
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	9.961576	10.023505	0.62%	8,749
2016	9.903479	9.961576	0.59%	0
2015*	10.000000	9.903479	-0.97%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.560804	10.887371	3.09%	8,048
2016	10.467077	10.560804	0.90%	2,555
2015	10.607078	10.467077	-1.32%	884
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	9.991289	10.308972	3.18%	6,597
2016	9.708653	9.991289	2.91%	3,570
2015	10.051235	9.708653	-3.41%	3,570
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017	10.477946	12.240213	16.82%	90
2016	9.374216	10.477946	11.77%	0
2015*	10.000000	9.374216	-6.26%	0
83

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	8.024433	10.047592	25.21%	17,319
2016	9.137892	8.024433	-12.19%	3,928
2015*	10.000000	9.137892	-8.62%	3,447
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.838702	9.924936	0.88%	1,851
2016	9.764817	9.838702	0.76%	514
2015	10.019337	9.764817	-2.54%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	9.749589	9.400136	-3.58%	9,917
2016	6.911979	9.749589	41.05%	8,574
2015*	10.000000	6.911979	-30.88%	5,300
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.774141	7.74%	898
84

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
85

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
86

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
87

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
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•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered a marriage for federal tax purposes. The final regulations definition of marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. The regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for
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federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopts Rev. Proc. 2013-17 holding that relationships entered into as civil unions, or registered domestic partnerships that is not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20
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investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
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(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by
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one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2018, that amount is $12,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
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•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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Nationwide Destination Freedom+SM
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2018
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-4
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2018. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $236 billion as of December 31, 2017.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.50% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2017. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2017; therefore, no Condensed Financial Information is available:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Financial Services Fund
•	VanEck VIP Trust - Emerging Markets Fund: Class S

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.891971	9.725802	-1.68%	0
2016	7.085787	9.891971	39.60%	0
2015	11.512650	7.085787	-38.45%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.749937	13.319174	23.90%	0
2016	10.041319	10.749937	7.06%	0
2015	10.262529	10.041319	-2.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.569336	10.864521	2.79%	70,899
2016	10.211659	10.569336	3.50%	39,070
2015	10.559814	10.211659	-3.30%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2017	11.284815	13.057960	15.71%	178,507
2016	9.604828	11.284815	17.49%	99,566
2015*	10.000000	9.604828	-0.04%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.866832	11.020647	11.69%	63,049
2016	9.588302	9.866832	2.90%	6,401
2015	9.847006	9.588302	-2.63%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.651555	14.513050	24.56%	3,827
2016	11.537974	11.651555	0.98%	0
2015	11.639089	11.537974	-0.87%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2017	9.150032	11.966083	30.78%	14,314
2016	8.940682	9.150032	2.34%	3,307
2015*	10.000000	8.940682	-0.11%	0
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2017	9.677334	12.383642	27.97%	19,627
2016	9.291545	9.677334	4.15%	8,694
2015*	10.000000	9.291545	-0.07%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.170954	12.902772	15.50%	80,997
2016*	10.000000	11.170954	0.12%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.853174	14.491215	12.74%	56,589
2016	12.487892	12.853174	2.93%	31,054
2015	12.722295	12.487892	-1.84%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.460327	11.105804	6.17%	6,649
2016	9.351051	10.460327	11.86%	0
2015*	10.000000	9.351051	-0.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.907878	10.138863	2.33%	0
2016*	10.000000	9.907878	-0.01%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.146171	1.46%	11,192
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.238125	2.38%	4,955
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	11.896843	13.182947	10.81%	8,749
2016	9.153225	11.896843	29.97%	6,859
2015*	10.000000	9.153225	-0.08%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	12.059145	13.755276	14.07%	136,490
2016	10.557354	12.059145	14.23%	34,631
2015	10.922696	10.557354	-3.34%	11,977
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.381693	10.648045	2.57%	59,788
2016	9.610697	10.381693	8.02%	40,000
2015*	10.000000	9.610697	-0.04%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.284471	11.840702	15.13%	0
2016	9.695753	10.284471	6.07%	0
2015*	10.000000	9.695753	-0.03%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.296077	13.060855	15.62%	26,754
2016*	10.000000	11.296077	0.13%	20,979
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.270188	13.728514	33.67%	14,403
2016	10.301337	10.270188	-0.30%	4,871
2015*	10.000000	10.301337	0.03%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	10.005406	10.316596	3.11%	63,194
2016*	10.000000	10.005406	0.00%	12,724
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	10.912488	11.228045	2.89%	15,624
2016	10.435505	10.912488	4.57%	2,758
2015*	10.000000	10.435505	0.04%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.299040	10.982238	6.63%	10,233
2016	9.616131	10.299040	7.10%	4,748
2015	9.890034	9.616131	-2.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	15.235230	16.915567	11.03%	9,075
2016	13.576102	15.235230	12.22%	9,155
2015	14.599574	13.576102	-7.01%	9,109
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	11.439029	12.439173	8.74%	12,019
2016	10.117968	11.439029	13.06%	11,523
2015	10.979214	10.117968	-7.84%	6,066
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.764736	13.744729	7.68%	20,783
2016	11.476508	12.764736	11.22%	14,137
2015	12.013388	11.476508	-4.47%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.631333	9.733586	1.06%	126,627
2016	9.436406	9.631333	2.07%	66,776
2015*	10.000000	9.436406	-0.06%	16,461

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.227741	11.470669	12.15%	0
2016	9.886374	10.227741	3.45%	0
2015	10.586980	9.886374	-6.62%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.848193	9.887325	0.40%	1,755
2016	9.837854	9.848193	0.11%	1,844
2015	9.978570	9.837854	-1.41%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	6.584806	7.097593	7.79%	27,958
2016	7.791551	6.584806	-15.49%	17,695
2015	7.981915	7.791551	-2.38%	8,361
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	10.301840	11.731646	13.88%	0
2016	10.322308	10.301840	-0.20%	0
2015	10.281260	10.322308	0.40%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	8.863889	9.111685	2.80%	0
2016	8.983114	8.863889	-1.33%	0
2015	8.895667	8.983114	0.98%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.999123	11.978127	8.90%	12,950
2016	9.947652	10.999123	10.57%	12,047
2015	10.494728	9.947652	-5.21%	12,436
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2017	10.731872	12.591315	17.33%	39,383
2016	9.499325	10.731872	12.98%	21,091
2015*	10.000000	9.499325	-0.05%	0
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	9.146461	11.129957	21.69%	22,565
2016	9.289363	9.146461	-1.54%	3,112
2015*	10.000000	9.289363	-0.07%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.647389	13.658916	17.27%	18,108
2016	12.056592	11.647389	-3.39%	18,108
2015	13.267285	12.056592	-9.13%	0
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	10.516265	9.108716	-13.38%	0
2016	7.882600	10.516265	33.41%	0
2015*	10.000000	7.882600	-0.21%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	10.201989	11.949943	17.13%	41,466
2016	9.862784	10.201989	3.44%	0
2015*	10.000000	9.862784	-0.01%	0
Janus Henderson VIT Enterprise Portfolio: Service Shares - Q/NQ
2017	10.767757	13.568366	26.01%	9,856
2016	9.687303	10.767757	11.15%	10,029
2015*	10.000000	9.687303	-0.03%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	10.089654	10.339547	2.48%	7,487
2016	9.954750	10.089654	1.36%	6,520
2015*	10.000000	9.954750	0.00%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	11.360831	16.323875	43.69%	25,104
2016	10.063973	11.360831	12.89%	16,711
2015*	10.000000	10.063973	0.01%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2017	9.973689	11.555124	15.86%	16,472
2016	9.504304	9.973689	4.94%	16,472
2015*	10.000000	9.504304	-0.05%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2017	10.189104	11.285471	10.76%	0
2016	9.676148	10.189104	5.30%	0
2015*	10.000000	9.676148	-0.03%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.861134	11.230837	26.74%	57,555
2016	7.399330	8.861134	19.76%	28,882
2015	9.334971	7.399330	-20.74%	7,088
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2017	9.280421	10.672809	15.00%	184,998
2016	9.272901	9.280421	0.08%	0
2015*	10.000000	9.272901	-0.07%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2017	9.829742	12.076939	22.86%	0
2016	9.393458	9.829742	4.64%	0
2015*	10.000000	9.393458	-0.06%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.451790	11.236481	7.51%	20,300
2016	9.137826	10.451790	14.38%	7,774
2015	9.812606	9.137826	-6.88%	4,298

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2017	10.146288	10.280481	1.32%	132,197
2016	9.889921	10.146288	2.59%	98,093
2015*	10.000000	9.889921	-0.01%	12,801
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	10.253507	10.559402	2.98%	40,678
2016	9.918372	10.253507	3.38%	12,408
2015*	10.000000	9.918372	-0.01%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.964761	12.133379	10.66%	10,618
2016*	10.000000	10.964761	0.10%	6,717
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2017	9.297462	10.554757	13.52%	9,685
2016	8.429804	9.297462	10.29%	9,254
2015*	10.000000	8.429804	-0.16%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2017	10.288335	12.289290	19.45%	14,582
2016	9.592120	10.288335	7.26%	14,924
2015*	10.000000	9.592120	-0.04%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	11.628273	12.750145	9.65%	0
2016	11.065807	11.628273	5.08%	0
2015	11.445757	11.065807	-3.32%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	10.071616	12.664476	25.74%	105,322
2016	9.781987	10.071616	2.96%	71,837
2015*	10.000000	9.781987	-0.02%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2017	10.720788	12.055140	12.45%	16,503
2016	9.340194	10.720788	14.78%	13,027
2015*	10.000000	9.340194	-0.07%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.990277	13.028173	8.66%	43,416
2016	10.935740	11.990277	9.64%	20,045
2015	11.160643	10.935740	-2.02%	7,174
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.359292	11.559938	11.59%	14,073
2016	9.087717	10.359292	13.99%	0
2015	10.643491	9.087717	-14.62%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	12.305973	13.386097	8.78%	51,525
2016	12.035404	12.305973	2.25%	22,993
2015	12.313176	12.035404	-2.26%	11,071
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	11.306776	13.000751	14.98%	0
2016	10.809613	11.306776	4.60%	0
2015	11.663882	10.809613	-7.32%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	11.410226	12.268113	7.52%	11,441
2016	9.572887	11.410226	19.19%	5,033
2015*	10.000000	9.572887	-0.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.778947	16.967898	14.81%	193,364
2016	13.674642	14.778947	8.08%	89,558
2015	13.657463	13.674642	0.13%	15,736
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.193556	10.431745	2.34%	18,670
2016	10.015256	10.193556	1.78%	4,465
2015*	10.000000	10.015256	0.00%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	9.653904	12.536217	29.86%	68,508
2016	9.718249	9.653904	-0.66%	6,518
2015*	10.000000	9.718249	-0.03%	44,638
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	10.702790	13.561886	26.71%	97,557
2016	9.897244	10.702790	8.14%	37,670
2015*	10.000000	9.897244	-0.01%	49,259
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	10.675661	12.906147	20.89%	87,797
2016	9.692328	10.675661	10.15%	34,805
2015*	10.000000	9.692328	-0.03%	8,984
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	10.705691	12.492519	16.69%	5,351
2016	9.183373	10.705691	16.58%	0
2015*	10.000000	9.183373	-0.08%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.494113	11.148917	17.43%	13,846
2016	9.298686	9.494113	2.10%	14,171
2015*	10.000000	9.298686	-0.07%	13,470

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.793978	11.425627	5.85%	6,399
2016	9.536286	10.793978	13.19%	5,887
2015	9.875518	9.536286	-3.44%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.043651	13.661235	23.70%	0
2016*	10.000000	11.043651	0.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	10.616268	12.459258	17.36%	0
2016	9.724049	10.616268	9.18%	0
2015*	10.000000	9.724049	-0.03%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	10.152595	10.380693	2.25%	47,326
2016	10.012931	10.152595	1.39%	0
2015	10.084476	10.012931	-0.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	16.036142	19.048214	18.78%	19,915
2016	14.924989	16.036142	7.44%	0
2015	15.321643	14.924989	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.727001	15.250892	11.10%	0
2016	13.047410	13.727001	5.21%	0
2015	13.300145	13.047410	-1.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	14.886274	17.092982	14.82%	28,647
2016	13.989308	14.886274	6.41%	0
2015	14.299208	13.989308	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.034029	12.690686	5.46%	43,041
2016	11.601744	12.034029	3.73%	0
2015	11.787700	11.601744	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.359559	11.788419	13.79%	27,649
2016	9.898146	10.359559	4.66%	0
2015	10.430891	9.898146	-5.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.305866	12.036449	16.79%	0
2016	9.786042	10.305866	5.31%	0
2015	10.375918	9.786042	-5.69%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	14.319279	16.181190	13.00%	0
2016	13.529915	14.319279	5.83%	0
2015	13.792904	13.529915	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	15.274837	17.881992	17.07%	9,169
2016	14.318482	15.274837	6.68%	0
2015	14.662278	14.318482	-2.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	13.217603	14.401089	8.95%	0
2016	12.576315	13.217603	5.10%	0
2015	12.820681	12.576315	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.278643	10.617458	3.30%	14,515
2016	9.872391	10.278643	4.12%	0
2015*	10.000000	9.872391	-0.01%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	11.157537	11.479686	2.89%	0
2016	10.889666	11.157537	2.46%	0
2015	11.040128	10.889666	-1.36%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.864403	15.036581	16.89%	0
2016	11.648006	12.864403	10.44%	0
2015	12.131060	11.648006	-3.98%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	12.303115	13.886144	12.87%	0
2016	11.407938	12.303115	7.85%	0
2015	11.712033	11.407938	-2.60%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	9.066538	12.695330	40.02%	7,168
2016	8.507818	9.066538	6.57%	7,168
2015*	10.000000	8.507818	-0.15%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2017	9.949269	10.045702	0.97%	0
2016	9.986300	9.949269	-0.37%	0
2015*	10.000000	9.986300	0.00%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	9.415999	9.356337	-0.63%	177,360
2016	9.496304	9.415999	-0.85%	688,936
2015	9.577714	9.496304	-0.85%	127,024

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	9.143980	11.521163	26.00%	0
2016	9.164085	9.143980	-0.22%	0
2015*	10.000000	9.164085	-0.08%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.568738	11.848651	23.83%	183,172
2016	9.562319	9.568738	0.07%	0
2015	9.737699	9.562319	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	11.065274	12.993435	17.43%	0
2016	10.194683	11.065274	8.54%	0
2015	10.385738	10.194683	-1.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.733466	11.827050	10.19%	0
2016	10.183425	10.733466	5.40%	0
2015	10.288587	10.183425	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.920708	12.431598	13.84%	87,997
2016	10.222905	10.920708	6.83%	0
2015	10.365674	10.222905	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.475033	10.976438	4.79%	49,713
2016	10.132573	10.475033	3.38%	0
2015	10.192447	10.132573	-0.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.487329	11.857401	13.06%	0
2016	10.005898	10.487329	4.81%	0
2015	10.429727	10.005898	-4.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.524237	12.205084	15.97%	0
2016	9.924417	10.524237	6.04%	0
2015	10.421674	9.924417	-4.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.868542	12.169439	11.97%	286,561
2016	10.230701	10.868542	6.23%	157,896
2015	10.353063	10.230701	-1.18%	89,389
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.964264	12.684483	15.69%	48,494
2016	10.193463	10.964264	7.56%	0
2015	10.356429	10.193463	-1.57%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.683196	11.568331	8.29%	61,028
2016	10.193231	10.683196	4.81%	0
2015	10.283755	10.193231	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.086463	12.708026	25.99%	26,082
2016	9.845415	10.086463	2.45%	21,856
2015*	10.000000	9.845415	-0.02%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.374308	12.091893	16.56%	0
2016	9.639114	10.374308	7.63%	0
2015*	10.000000	9.639114	-0.04%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.480340	12.646075	20.66%	43,701
2016	9.605128	10.480340	9.11%	0
2015*	10.000000	9.605128	-0.04%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.679764	13.408080	14.80%	231,975
2016	9.792754	11.679764	19.27%	48,280
2015	10.133509	9.792754	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	10.265335	10.822749	5.43%	33,282
2016	9.529142	10.265335	7.73%	17,605
2015	9.896868	9.529142	-3.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	12.841151	15.983597	24.47%	3,419
2016	13.279162	12.841151	-3.30%	0
2015	13.481208	13.279162	-1.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.829417	10.727385	21.50%	0
2016	8.482363	8.829417	4.09%	0
2015	9.038206	8.482363	-6.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	17.970168	23.141567	28.78%	0
2016	17.770186	17.970168	1.13%	0
2015	17.378640	17.770186	2.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	18.029794	20.444355	13.39%	5,207
2016	15.669683	18.029794	15.06%	5,437
2015	16.366420	15.669683	-4.26%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	17.815975	22.526786	26.44%	1,728
2016	16.942356	17.815975	5.16%	1,815
2015	17.146849	16.942356	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	21.179830	23.906468	12.87%	4,029
2016	18.165032	21.179830	16.60%	4,029
2015	18.865116	18.165032	-3.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	9.596178	11.859897	23.59%	8,311
2016	8.956500	9.596178	7.14%	8,311
2015*	10.000000	8.956500	-0.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	11.499608	12.400163	7.83%	2,061
2016	9.233003	11.499608	24.55%	2,164
2015*	10.000000	9.233003	-0.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	11.130564	12.492888	12.24%	70,559
2016	9.160620	11.130564	21.50%	7,997
2015*	10.000000	9.160620	-0.08%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	10.529518	12.553874	19.23%	0
2016	9.553581	10.529518	10.22%	0
2015*	10.000000	9.553581	-0.04%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.849801	12.471100	5.24%	22,722
2016	11.150863	11.849801	6.27%	15,590
2015	11.921231	11.150863	-6.46%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	11.238687	13.542543	20.50%	705,105
2016	10.150712	11.238687	10.72%	186,572
2015	10.120028	10.150712	0.30%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.178860	10.251954	0.72%	67,874
2016	10.016312	10.178860	1.62%	28,407
2015	10.136746	10.016312	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.550563	13.076741	13.21%	233,581
2016	9.637841	11.550563	19.85%	55,962
2015	10.219353	9.637841	-5.69%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	8.933289	10.869809	21.68%	6,197
2016	8.910279	8.933289	0.26%	3,340
2015*	10.000000	8.910279	-0.11%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.318166	9.856481	5.78%	0
2016	9.458831	9.318166	-1.49%	0
2015	10.048368	9.458831	-5.87%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.804819	15.955877	35.16%	4,787
2016	11.924473	11.804819	-1.00%	4,787
2015	11.600680	11.924473	2.79%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	9.205487	11.541213	25.37%	15,016
2016	9.543337	9.205487	-3.54%	8,759
2015*	10.000000	9.543337	-0.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	10.458252	11.812056	12.94%	31,897
2016	8.963616	10.458252	16.67%	23,204
2015*	10.000000	8.963616	-0.10%	14,112
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.849042	12.196198	12.42%	0
2016	9.691162	10.849042	11.95%	0
2015	10.763126	9.691162	-9.96%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.727004	6.806534	1.18%	0
2016	5.906153	6.727004	13.90%	0
2015	8.013181	5.906153	-26.29%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	13.165224	14.330290	8.85%	11,670
2016	11.728127	13.165224	12.25%	8,102
2015	12.115220	11.728127	-3.20%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.128407	1.28%	4,983
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.600460	11.638882	9.80%	2,463
2016	10.389446	10.600460	2.03%	2,587
2015	11.288506	10.389446	-7.96%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.410808	4.11%	15,062

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.080564	10.225514	1.44%	9,963
2016	9.941134	10.080564	1.40%	5,201
2015*	10.000000	9.941134	-0.01%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	11.056595	11.490957	3.93%	124,954
2016	10.870278	11.056595	1.71%	87,189
2015	10.926799	10.870278	-0.52%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	10.248240	10.659853	4.02%	5,749
2016	9.878204	10.248240	3.75%	0
2015	10.144249	9.878204	-2.62%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017	10.603109	12.486844	17.77%	7,866
2016	9.409887	10.603109	12.68%	7,866
2015*	10.000000	9.409887	-0.06%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	8.120356	10.250126	26.23%	31,041
2016	9.172683	8.120356	-11.47%	19,332
2015*	10.000000	9.172683	-0.08%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	10.091738	10.262766	1.69%	5,607
2016	9.935357	10.091738	1.57%	0
2015	10.112060	9.935357	-1.75%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	9.866211	9.589713	-2.80%	47,307
2016	6.938398	9.866211	42.20%	24,216
2015*	10.000000	6.938398	-0.31%	9,221
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.832157	8.32%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.845102	9.665103	-1.83%	36,495
2016	7.062869	9.845102	39.39%	15,053
2015	11.492838	7.062869	-38.55%	2,639
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.715202	13.256133	23.71%	20,374
2016	10.024002	10.715202	6.90%	6,050
2015	10.260358	10.024002	-2.30%	4,472
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.479086	10.755495	2.64%	62,078
2016	10.139773	10.479086	3.35%	40,116
2015	10.501376	10.139773	-3.44%	4,479
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2017	11.259805	13.009370	15.54%	290,222
2016	9.598013	11.259805	17.31%	161,356
2015*	10.000000	9.598013	-4.02%	54,628
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.834936	10.968465	11.53%	141,561
2016	9.571752	9.834936	2.75%	90,474
2015	9.844922	9.571752	-2.77%	22,858
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.587088	14.410990	24.37%	36,390
2016	11.491466	11.587088	0.83%	17,379
2015	11.609748	11.491466	-1.02%	10,356
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2017	9.129745	11.921558	30.58%	113,346
2016	8.934329	9.129745	2.19%	62,104
2015*	10.000000	8.934329	-10.66%	21,333
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2017	9.655897	12.337588	27.77%	133,358
2016	9.284958	9.655897	4.00%	50,253
2015*	10.000000	9.284958	-7.15%	4,363
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.159786	12.870434	15.33%	60,283
2016*	10.000000	11.159786	11.60%	30,909
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.724221	14.324193	12.57%	96,641
2016	12.381286	12.724221	2.77%	72,632
2015	12.632806	12.381286	-1.99%	22,316

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.436618	11.063919	6.01%	157,800
2016	9.343957	10.436618	11.69%	78,853
2015*	10.000000	9.343957	-6.56%	24,611
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.897956	10.113423	2.18%	21,830
2016*	10.000000	9.897956	-1.02%	8,306
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.135997	1.36%	32,119
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.227850	2.28%	20,189
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	11.870476	13.133895	10.64%	68,718
2016	9.146727	11.870476	29.78%	21,724
2015*	10.000000	9.146727	-8.53%	10,092
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	12.010597	13.679240	13.89%	58,821
2016	10.530718	12.010597	14.05%	35,460
2015	10.911642	10.530718	-3.49%	19,218
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.355497	10.605156	2.41%	126,247
2016	9.600930	10.355497	7.86%	71,854
2015*	10.000000	9.600930	-3.99%	37,187
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.261680	11.796648	14.96%	374,206
2016	9.688874	10.261680	5.91%	208,954
2015*	10.000000	9.688874	-3.11%	16,702
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.284782	13.028134	15.45%	99,791
2016*	10.000000	11.284782	12.85%	26,186
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.244276	13.673238	33.47%	236,515
2016	10.290872	10.244276	-0.45%	102,547
2015*	10.000000	10.290872	2.91%	32,500
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.995409	10.290746	2.95%	80,491
2016*	10.000000	9.995409	-0.05%	8,976

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	10.888306	11.186264	2.74%	102,085
2016	10.428104	10.888306	4.41%	64,997
2015*	10.000000	10.428104	4.28%	18,626
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.265783	10.930264	6.47%	149,608
2016	9.599546	10.265783	6.94%	61,462
2015	9.887941	9.599546	-2.92%	11,516
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	15.082426	16.720649	10.86%	34,666
2016	13.460232	15.082426	12.05%	16,168
2015	14.496906	13.460232	-7.15%	3,945
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	11.375732	12.351687	8.58%	134,154
2016	10.077175	11.375732	12.89%	55,737
2015	10.951518	10.077175	-7.98%	13,560
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.694098	13.648050	7.51%	28,720
2016	11.430241	12.694098	11.06%	9,874
2015	11.983095	11.430241	-4.61%	6,125
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.607081	9.694430	0.91%	333,518
2016	9.426855	9.607081	1.91%	228,421
2015*	10.000000	9.426855	-5.73%	53,333
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.179353	11.399195	11.98%	6,035
2016	9.854459	10.179353	3.30%	3,668
2015	10.568786	9.854459	-6.76%	950
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.816368	9.840483	0.25%	27,928
2016	9.820885	9.816368	-0.05%	16,504
2015	9.976454	9.820885	-1.56%	7,940
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	6.505043	7.001051	7.62%	154,216
2016	7.708798	6.505043	-15.62%	155,887
2015	7.909102	7.708798	-2.53%	32,377
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	10.156055	11.548192	13.71%	15,312
2016	10.191601	10.156055	-0.35%	7,195
2015	10.166443	10.191601	0.25%	4,003

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	8.738450	8.969203	2.64%	18,289
2016	8.869367	8.738450	-1.48%	9,362
2015	8.796330	8.869367	0.83%	6,617
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.947068	11.903457	8.74%	31,303
2016	9.915510	10.947068	10.40%	17,963
2015	10.476679	9.915510	-5.36%	1,922
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2017	10.708078	12.544480	17.15%	187,041
2016	9.492583	10.708078	12.80%	103,532
2015*	10.000000	9.492583	-5.07%	14,908
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	9.126173	11.088517	21.50%	21,644
2016	9.282765	9.126173	-1.69%	15,698
2015*	10.000000	9.282765	-7.17%	852
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.530503	13.501448	17.09%	57,513
2016	11.953651	11.530503	-3.54%	44,645
2015	13.173958	11.953651	-9.26%	6,154
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	10.492919	9.074770	-13.52%	41,117
2016	7.876990	10.492919	33.21%	34,883
2015*	10.000000	7.876990	-21.23%	6,047
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	10.179369	11.905477	16.96%	139,286
2016	9.855791	10.179369	3.28%	85,416
2015*	10.000000	9.855791	-1.44%	4,349
Janus Henderson VIT Enterprise Portfolio: Service Shares - Q/NQ
2017	10.743900	13.517904	25.82%	174,928
2016	9.680434	10.743900	10.99%	85,987
2015*	10.000000	9.680434	-3.20%	34,863
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	10.067278	10.301050	2.32%	119,251
2016	9.947685	10.067278	1.20%	86,780
2015*	10.000000	9.947685	-0.52%	25,317
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	11.335656	16.263152	43.47%	68,290
2016	10.056836	11.335656	12.72%	22,535
2015*	10.000000	10.056836	0.57%	11,926

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2017	9.951581	11.512128	15.68%	12,430
2016	9.497557	9.951581	4.78%	5,628
2015*	10.000000	9.497557	-5.02%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2017	10.166512	11.243468	10.59%	10,187
2016	9.669280	10.166512	5.14%	8,660
2015*	10.000000	9.669280	-3.31%	1,055
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.812048	11.151789	26.55%	230,233
2016	7.369456	8.812048	19.58%	156,744
2015	9.311401	7.369456	-20.86%	41,025
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2017	9.259836	10.633085	14.83%	48,428
2016	9.266319	9.259836	-0.07%	25,582
2015*	10.000000	9.266319	-7.34%	7,929
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2017	9.807955	12.031994	22.68%	37,531
2016	9.386789	9.807955	4.49%	18,865
2015*	10.000000	9.386789	-6.13%	1,514
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.393931	11.157419	7.35%	69,641
2016	9.100966	10.393931	14.21%	56,179
2015	9.787838	9.100966	-7.02%	12,286
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2017	10.123784	10.242219	1.17%	119,551
2016	9.882910	10.123784	2.44%	78,227
2015*	10.000000	9.882910	-1.17%	31,771
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	10.230790	10.520110	2.83%	116,823
2016	9.911340	10.230790	3.22%	69,009
2015*	10.000000	9.911340	-0.89%	27,189
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.953794	12.102971	10.49%	64,597
2016*	10.000000	10.953794	9.54%	28,463
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2017	9.276840	10.515461	13.35%	51,971
2016	8.423822	9.276840	10.13%	25,759
2015*	10.000000	8.423822	-15.76%	5,154

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2017	10.265540	12.243582	19.27%	87,160
2016	9.585315	10.265540	7.10%	81,874
2015*	10.000000	9.585315	-4.15%	17,928
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	11.528976	12.622210	9.48%	17,877
2016	10.987894	11.528976	4.92%	9,211
2015	11.382390	10.987894	-3.47%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	10.049310	12.617380	25.55%	250,135
2016	9.775059	10.049310	2.81%	149,071
2015*	10.000000	9.775059	-2.25%	39,386
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2017	10.697008	12.010267	12.28%	63,659
2016	9.333563	10.697008	14.61%	29,077
2015*	10.000000	9.333563	-6.66%	13,354
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.887933	12.897489	8.49%	169,212
2016	10.858760	11.887933	9.48%	121,413
2015	11.098877	10.858760	-2.16%	37,066
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.317572	11.496017	11.42%	97,672
2016	9.064774	10.317572	13.82%	60,984
2015	10.632727	9.064774	-14.75%	12,174
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	12.200898	13.251784	8.61%	230,970
2016	11.950657	12.200898	2.09%	179,958
2015	12.245007	11.950657	-2.40%	42,883
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	11.210261	12.870346	14.81%	15,226
2016	10.733521	11.210261	4.44%	89
2015	11.599334	10.733521	-7.46%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	11.384937	12.222462	7.36%	78,021
2016	9.566102	11.384937	19.01%	43,955
2015*	10.000000	9.566102	-4.34%	12,376
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.652797	16.797697	14.64%	427,202
2016	13.578401	14.652797	7.91%	204,758
2015	13.581891	13.578401	-0.03%	68,913

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.170960	10.392917	2.18%	132,683
2016	10.008160	10.170960	1.63%	83,197
2015*	10.000000	10.008160	0.08%	3,022
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	9.632497	12.489569	29.66%	310,431
2016	9.711356	9.632497	-0.81%	177,281
2015*	10.000000	9.711356	-2.89%	20,840
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	10.679048	13.511409	26.52%	341,861
2016	9.890214	10.679048	7.98%	194,915
2015*	10.000000	9.890214	-1.10%	52,978
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	10.651985	12.858104	20.71%	230,495
2016	9.685447	10.651985	9.98%	147,135
2015*	10.000000	9.685447	-3.15%	46,656
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	10.681961	12.446022	16.51%	39,120
2016	9.176861	10.681961	16.40%	13,346
2015*	10.000000	9.176861	-8.23%	21,200
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.473060	11.107408	17.25%	52,502
2016	9.292086	9.473060	1.95%	39,688
2015*	10.000000	9.292086	-7.08%	1,290
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.750238	11.362168	5.69%	61,380
2016	9.511987	10.750238	13.02%	29,650
2015	9.865283	9.511987	-3.58%	207
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.032603	13.626995	23.52%	37,623
2016*	10.000000	11.032603	10.33%	2,284
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	10.592741	12.412901	17.18%	52,134
2016	9.717155	10.592741	9.01%	11,794
2015*	10.000000	9.717155	-2.83%	4,404
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	10.119810	10.331560	2.09%	508,762
2016	9.995675	10.119810	1.24%	207,558
2015	10.082343	9.995675	-0.86%	15,162

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	15.875278	18.828713	18.60%	15,971
2016	14.797588	15.875278	7.28%	1,928
2015	15.213868	14.797588	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.589263	15.075092	10.93%	60,414
2016	12.936007	13.589263	5.05%	47,521
2015	13.206571	12.936007	-2.05%	8,428
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	14.736937	16.895986	14.65%	3,168
2016	13.869891	14.736937	6.25%	1,254
2015	14.198634	13.869891	-2.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.913299	12.544422	5.30%	49,997
2016	11.502703	11.913299	3.57%	31,529
2015	11.704782	11.502703	-1.73%	2,271
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.310523	11.714936	13.62%	21,074
2016	9.866171	10.310523	4.50%	9,647
2015	10.412954	9.866171	-5.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.257059	11.961388	16.62%	24,450
2016	9.754413	10.257059	5.15%	23,822
2015	10.358061	9.754413	-5.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	14.175604	15.994673	12.83%	30,893
2016	13.414399	14.175604	5.67%	15,287
2015	13.695871	13.414399	-2.06%	7,030
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	15.121595	17.675889	16.89%	30,342
2016	14.196249	15.121595	6.52%	23,356
2015	14.559145	14.196249	-2.49%	12,433
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	13.085003	14.235127	8.79%	12,956
2016	12.468956	13.085003	4.94%	16,134
2015	12.730499	12.468956	-2.05%	4,291
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.255870	10.577951	3.14%	50,623
2016	9.865395	10.255870	3.96%	32,909
2015*	10.000000	9.865395	-1.35%	18,913

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	11.062302	11.364522	2.73%	29,243
2016	10.813034	11.062302	2.31%	20,638
2015	10.979041	10.813034	-1.51%	1,436
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.787527	14.924200	16.71%	34,201
2016	11.595894	12.787527	10.28%	3,656
2015	12.095096	11.595894	-4.13%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	12.229583	13.782333	12.70%	40,578
2016	11.356891	12.229583	7.68%	31,058
2015	11.677302	11.356891	-2.74%	5,307
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	9.046429	12.648101	39.81%	39,061
2016	8.501772	9.046429	6.41%	8,353
2015*	10.000000	8.501772	-14.98%	12,171
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2017	9.927219	10.008318	0.82%	21,567
2016	9.979222	9.927219	-0.52%	16,763
2015*	10.000000	9.979222	-0.21%	9,632
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	9.316004	9.243029	-0.78%	449,034
2016	9.409652	9.316004	-1.00%	425,680
2015	9.504694	9.409652	-1.00%	31,361
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	9.123706	11.478278	25.81%	29,023
2016	9.157583	9.123706	-0.37%	10,346
2015*	10.000000	9.157583	-8.42%	688
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.537831	11.792571	23.64%	368,510
2016	9.545819	9.537831	-0.08%	168,756
2015	9.735636	9.545819	-1.95%	33,926
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	11.020436	12.921276	17.25%	19,701
2016	10.168709	11.020436	8.38%	7,239
2015	10.374973	10.168709	-1.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.689973	11.761356	10.02%	115,338
2016	10.157482	10.689973	5.24%	82,031
2015	10.277936	10.157482	-1.17%	31,096

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.876457	12.362552	13.66%	70,782
2016	10.196857	10.876457	6.66%	17,469
2015	10.354927	10.196857	-1.53%	16,849
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.432580	10.915469	4.63%	148,919
2016	10.106760	10.432580	3.22%	42,571
2015	10.181886	10.106760	-0.74%	13,815
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.437690	11.783486	12.89%	60,637
2016	9.973579	10.437690	4.65%	52,262
2015	10.411787	9.973579	-4.21%	43,969
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.474426	12.128996	15.80%	26,171
2016	9.892354	10.474426	5.88%	8,221
2015	10.403750	9.892354	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.824504	12.101846	11.80%	840,335
2016	10.204642	10.824504	6.07%	620,272
2015	10.342330	10.204642	-1.33%	168,976
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.919836	12.614046	15.51%	435,230
2016	10.167490	10.919836	7.40%	248,042
2015	10.345692	10.167490	-1.72%	72,267
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.639891	11.504058	8.12%	264,017
2016	10.167250	10.639891	4.65%	122,637
2015	10.273093	10.167250	-1.03%	35,123
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.064112	12.660759	25.80%	61,051
2016	9.838436	10.064112	2.29%	34,615
2015*	10.000000	9.838436	-1.62%	19,023
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.351309	12.046909	16.38%	75,038
2016	9.632273	10.351309	7.46%	64,450
2015*	10.000000	9.632273	-3.68%	42,181
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.457118	12.599021	20.48%	66,976
2016	9.598320	10.457118	8.95%	55,365
2015*	10.000000	9.598320	-4.02%	61,632

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.642039	13.344615	14.62%	462,351
2016	9.775874	11.642039	19.09%	244,577
2015	10.131367	9.775874	-3.51%	47,490
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	10.208512	10.746594	5.27%	77,284
2016	9.490710	10.208512	7.56%	32,097
2015	9.871895	9.490710	-3.86%	8,917
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	12.712301	15.799375	24.28%	3,467
2016	13.165787	12.712301	-3.44%	810
2015	13.386376	13.165787	-1.65%	224
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.793609	10.667779	21.31%	16,723
2016	8.460726	8.793609	3.93%	11,914
2015	9.028829	8.460726	-6.29%	3,409
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	17.789886	22.874879	28.58%	10,043
2016	17.618485	17.789886	0.97%	8,083
2015	17.256399	17.618485	2.10%	5,243
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	17.848935	20.208767	13.22%	19,928
2016	15.535924	17.848935	14.89%	6,026
2015	16.251310	15.535924	-4.40%	5,213
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	17.637220	22.267153	26.25%	18,328
2016	16.797697	17.637220	5.00%	6,266
2015	17.026215	16.797697	-1.34%	3,145
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	20.967372	23.630965	12.70%	37,984
2016	18.009986	20.967372	16.42%	17,729
2015	18.732442	18.009986	-3.86%	9,976
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	9.574897	11.815760	23.40%	46,411
2016	8.950139	9.574897	6.98%	16,538
2015*	10.000000	8.950139	-10.50%	23,242
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	11.474126	12.354029	7.67%	16,295
2016	9.226446	11.474126	24.36%	19,018
2015*	10.000000	9.226446	-7.74%	13,814

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	11.105904	12.446423	12.07%	12,250
2016	9.154121	11.105904	21.32%	3,472
2015*	10.000000	9.154121	-8.46%	9,272
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	10.506179	12.507158	19.05%	24,941
2016	9.546801	10.506179	10.05%	23,949
2015*	10.000000	9.546801	-4.53%	2,349
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.784221	12.383397	5.08%	19,809
2016	11.105899	11.784221	6.11%	11,756
2015	11.891152	11.105899	-6.60%	3,816
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	11.202400	13.478462	20.32%	1,690,647
2016	10.133216	11.202400	10.55%	768,642
2015	10.117887	10.133216	0.15%	173,271
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.091948	10.149086	0.57%	149,137
2016	9.945786	10.091948	1.47%	103,861
2015	10.080645	9.945786	-1.34%	8,484
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.513236	13.014820	13.04%	355,255
2016	9.621213	11.513236	19.67%	170,130
2015	10.217186	9.621213	-5.83%	28,582
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	8.913468	10.829326	21.49%	25,572
2016	8.903951	8.913468	0.11%	12,093
2015*	10.000000	8.903951	-10.96%	4,033
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.288075	9.809830	5.62%	40,394
2016	9.442532	9.288075	-1.64%	26,452
2015	10.046245	9.442532	-6.01%	11,358
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.739500	15.843675	34.96%	49,067
2016	11.876407	11.739500	-1.15%	26,821
2015	11.571423	11.876407	2.64%	20,724
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	9.185094	11.498278	25.18%	67,226
2016	9.536581	9.185094	-3.69%	35,581
2015*	10.000000	9.536581	-4.63%	10,062

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	10.435062	11.768074	12.77%	98,657
2016	8.957254	10.435062	16.50%	65,845
2015*	10.000000	8.957254	-10.43%	11,016
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.756421	12.073842	12.25%	22,451
2016	9.622944	10.756421	11.78%	15,314
2015	10.703567	9.622944	-10.10%	1,709
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.659489	6.728056	1.03%	20,322
2016	5.855713	6.659489	13.73%	9,361
2015	7.956805	5.855713	-26.41%	4,635
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	13.033129	14.165106	8.69%	37,432
2016	11.627992	13.033129	12.08%	10,086
2015	12.029984	11.627992	-3.34%	413
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.118240	1.18%	1,365
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.493973	11.504577	9.63%	16,058
2016	10.300611	10.493973	1.88%	15,311
2015	11.208943	10.300611	-8.10%	6,955
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.400357	4.00%	50,329
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.058220	10.187461	1.28%	98,960
2016	9.934091	10.058220	1.25%	65,326
2015*	10.000000	9.934091	-0.66%	5,119
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.962206	11.375671	3.77%	241,631
2016	10.793778	10.962206	1.56%	126,061
2015	10.866335	10.793778	-0.67%	26,950
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	10.199716	10.593391	3.86%	18,509
2016	9.846285	10.199716	3.59%	4,527
2015	10.126799	9.846285	-2.77%	3,256
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017	10.579599	12.440368	17.59%	92,992
2016	9.403206	10.579599	12.51%	52,110
2015*	10.000000	9.403206	-5.97%	17,379

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	8.102345	10.211974	26.04%	286,643
2016	9.166175	8.102345	-11.61%	162,277
2015*	10.000000	9.166175	-8.34%	70,636
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	10.043969	10.198778	1.54%	51,750
2016	9.903268	10.043969	1.42%	33,814
2015	10.094669	9.903268	-1.90%	7,072
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	9.844315	9.553994	-2.95%	176,997
2016	6.933452	9.844315	41.98%	129,932
2015*	10.000000	6.933452	-30.67%	42,892
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.821285	8.21%	5,736

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.829536	9.644969	-1.88%	0
2016	7.055244	9.829536	39.32%	0
2015	11.486244	7.055244	-38.58%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.703631	13.235135	23.65%	2,711
2016	10.018221	10.703631	6.84%	3,101
2015	10.259632	10.018221	-2.35%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.449149	10.719369	2.59%	0
2016	10.115901	10.449149	3.29%	0
2015	10.481949	10.115901	-3.49%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2017	11.251487	12.993208	15.48%	16,616
2016	9.595746	11.251487	17.25%	0
2015*	10.000000	9.595746	-4.04%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.824343	10.951126	11.47%	44,129
2016	9.566255	9.824343	2.70%	0
2015	9.844228	9.566255	-2.82%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.565643	14.377085	24.31%	0
2016	11.475973	11.565643	0.78%	0
2015	11.599966	11.475973	-1.07%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2017	9.122980	11.906738	30.51%	0
2016	8.932212	9.122980	2.14%	0
2015*	10.000000	8.932212	-10.68%	0
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2017	9.648736	12.322234	27.71%	0
2016	9.282753	9.648736	3.94%	0
2015*	10.000000	9.282753	-7.17%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.156065	12.859667	15.27%	16,511
2016*	10.000000	11.156065	11.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.681460	14.268868	12.52%	9,707
2016	12.345887	12.681460	2.72%	0
2015	12.603051	12.345887	-2.04%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.428716	11.049979	5.96%	416,896
2016	9.341590	10.428716	11.64%	426,978
2015*	10.000000	9.341590	-6.58%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.894648	10.104954	2.13%	0
2016*	10.000000	9.894648	-1.05%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.132595	1.33%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.224427	2.24%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	11.861684	13.117552	10.59%	3,323
2016	9.144564	11.861684	29.71%	0
2015*	10.000000	9.144564	-8.55%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.994430	13.653947	13.84%	0
2016	10.521850	11.994430	14.00%	0
2015	10.907968	10.521850	-3.54%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.346767	10.590877	2.36%	0
2016	9.597673	10.346767	7.80%	0
2015*	10.000000	9.597673	-4.02%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.254086	11.781971	14.90%	0
2016	9.686579	10.254086	5.86%	0
2015*	10.000000	9.686579	-3.13%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.281013	13.017227	15.39%	0
2016*	10.000000	11.281013	12.81%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.235642	13.654838	33.40%	0
2016	10.287384	10.235642	-0.50%	0
2015*	10.000000	10.287384	2.87%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.992066	10.282124	2.90%	0
2016*	10.000000	9.992066	-0.08%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	10.880262	11.172380	2.68%	0
2016	10.425645	10.880262	4.36%	12,587
2015*	10.000000	10.425645	4.26%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.254706	10.912971	6.42%	0
2016	9.594021	10.254706	6.89%	0
2015	9.887245	9.594021	-2.97%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	15.031722	16.656044	10.81%	0
2016	13.421748	15.031722	12.00%	0
2015	14.462764	13.421748	-7.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	11.354675	12.322622	8.52%	21,825
2016	10.063592	11.354675	12.83%	0
2015	10.942292	10.063592	-8.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.670609	13.615926	7.46%	21,029
2016	11.414847	12.670609	11.00%	0
2015	11.972998	11.414847	-4.66%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.598997	9.681385	0.86%	42,600
2016	9.423667	9.598997	1.86%	0
2015*	10.000000	9.423667	-5.76%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.163220	11.375401	11.93%	0
2016	9.843813	10.163220	3.24%	0
2015	10.562716	9.843813	-6.81%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.805791	9.824959	0.20%	0
2016	9.815243	9.805791	-0.10%	0
2015	9.975748	9.815243	-1.61%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	6.478633	6.969121	7.57%	7,893
2016	7.681382	6.478633	-15.66%	0
2015	7.884953	7.681382	-2.58%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	10.107867	11.487603	13.65%	0
2016	10.148352	10.107867	-0.40%	0
2015	10.128421	10.148352	0.20%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	8.696991	8.922145	2.59%	0
2016	8.831743	8.696991	-1.53%	0
2015	8.763437	8.831743	0.78%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.929754	11.878648	8.68%	17,901
2016	9.904819	10.929754	10.35%	0
2015	10.470665	9.904819	-5.40%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2017	10.700163	12.528887	17.09%	36,546
2016	9.490338	10.700163	12.75%	0
2015*	10.000000	9.490338	-5.10%	0
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	9.119412	11.074731	21.44%	0
2016	9.280569	9.119412	-1.74%	0
2015*	10.000000	9.280569	-7.19%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.491755	13.449309	17.03%	0
2016	11.919488	11.491755	-3.59%	0
2015	13.142947	11.919488	-9.31%	0
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	10.485142	9.063484	-13.56%	0
2016	7.875119	10.485142	33.14%	7,051
2015*	10.000000	7.875119	-21.25%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	10.171839	11.890680	16.90%	0
2016	9.853457	10.171839	3.23%	0
2015*	10.000000	9.853457	-1.47%	0
Janus Henderson VIT Enterprise Portfolio: Service Shares - Q/NQ
2017	10.735947	13.501101	25.76%	0
2016	9.678142	10.735947	10.93%	0
2015*	10.000000	9.678142	-3.22%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	10.059831	10.288248	2.27%	0
2016	9.945337	10.059831	1.15%	0
2015*	10.000000	9.945337	-0.55%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	11.327250	16.242917	43.40%	6,775
2016	10.054446	11.327250	12.66%	0
2015*	10.000000	10.054446	0.54%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2017	9.944233	11.497848	15.62%	0
2016	9.495316	9.944233	4.73%	0
2015*	10.000000	9.495316	-5.05%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2017	10.158985	11.229492	10.54%	0
2016	9.666985	10.158985	5.09%	0
2015*	10.000000	9.666985	-3.33%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.795752	11.125561	26.49%	4,046
2016	7.359529	8.795752	19.52%	0
2015	9.303567	7.359529	-20.90%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2017	9.252997	10.619889	14.77%	0
2016	9.264126	9.252997	-0.12%	0
2015*	10.000000	9.264126	-7.36%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2017	9.800685	12.017028	22.61%	0
2016	9.384564	9.800685	4.43%	0
2015*	10.000000	9.384564	-6.15%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.374688	11.131164	7.29%	2,957
2016	9.088696	10.374688	14.15%	0
2015	9.779591	9.088696	-7.06%	0
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2017	10.116301	10.229489	1.12%	0
2016	9.880577	10.116301	2.39%	0
2015*	10.000000	9.880577	-1.19%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	10.223214	10.507025	2.78%	0
2016	9.908994	10.223214	3.17%	0
2015*	10.000000	9.908994	-0.91%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.950145	12.092845	10.44%	0
2016*	10.000000	10.950145	9.50%	0
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2017	9.269961	10.502376	13.29%	0
2016	8.421819	9.269961	10.07%	0
2015*	10.000000	8.421819	-15.78%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2017	10.257947	12.228367	19.21%	0
2016	9.583049	10.257947	7.04%	0
2015*	10.000000	9.583049	-4.17%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	11.496065	12.579841	9.43%	0
2016	10.962051	11.496065	4.87%	0
2015	11.361348	10.962051	-3.51%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	10.041868	12.601703	25.49%	0
2016	9.772740	10.041868	2.75%	0
2015*	10.000000	9.772740	-2.27%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2017	10.689097	11.995342	12.22%	0
2016	9.331357	10.689097	14.55%	0
2015*	10.000000	9.331357	-6.69%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.853953	12.854159	8.44%	5,124
2016	10.833183	11.853953	9.42%	0
2015	11.078338	10.833183	-2.21%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.303676	11.474760	11.37%	0
2016	9.057127	10.303676	13.76%	0
2015	10.629134	9.057127	-14.79%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	12.166059	13.207292	8.56%	8,389
2016	11.922529	12.166059	2.04%	0
2015	12.222355	11.922529	-2.45%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	11.178209	12.827078	14.75%	0
2016	10.708231	11.178209	4.39%	0
2015	11.577859	10.708231	-7.51%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	11.376511	12.207267	7.30%	0
2016	9.563832	11.376511	18.95%	0
2015*	10.000000	9.563832	-4.36%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.610957	16.741300	14.58%	0
2016	13.546445	14.610957	7.86%	0
2015	13.556771	13.546445	-0.08%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.163442	10.380006	2.13%	0
2016	10.005794	10.163442	1.58%	0
2015*	10.000000	10.005794	0.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	9.625372	12.474060	29.60%	89,808
2016	9.709059	9.625372	-0.86%	0
2015*	10.000000	9.709059	-2.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	10.671153	13.494637	26.46%	23,956
2016	9.887878	10.671153	7.92%	0
2015*	10.000000	9.887878	-1.12%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	10.644107	12.842135	20.65%	63,259
2016	9.683160	10.644107	9.92%	0
2015*	10.000000	9.683160	-3.17%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	10.674038	12.430547	16.46%	0
2016	9.174682	10.674038	16.34%	0
2015*	10.000000	9.174682	-8.25%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.466041	11.093598	17.19%	12,574
2016	9.289882	9.466041	1.90%	0
2015*	10.000000	9.289882	-7.10%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.735679	11.341077	5.64%	0
2016	9.503893	10.735679	12.96%	0
2015	9.861869	9.503893	-3.63%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.028924	13.615604	23.45%	36,177
2016*	10.000000	11.028924	10.29%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	10.584907	12.397472	17.12%	0
2016	9.714858	10.584907	8.96%	0
2015*	10.000000	9.714858	-2.85%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	10.108888	10.315218	2.04%	25,012
2016	9.989926	10.108888	1.19%	0
2015	10.081631	9.989926	-0.91%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	15.821929	18.755996	18.54%	0
2016	14.755290	15.821929	7.23%	0
2015	15.178055	14.755290	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.543639	15.016922	10.88%	0
2016	12.899075	13.543639	5.00%	0
2015	13.175519	12.899075	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	14.687427	16.830748	14.59%	0
2016	13.830256	14.687427	6.20%	0
2015	14.165211	13.830256	-2.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.873294	12.496013	5.24%	0
2016	11.469851	11.873294	3.52%	0
2015	11.677258	11.469851	-1.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.294207	11.690503	13.56%	0
2016	9.855537	10.294207	4.45%	0
2015	10.406975	9.855537	-5.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.240842	11.936471	16.56%	0
2016	9.743892	10.240842	5.10%	0
2015	10.352122	9.743892	-5.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	14.128011	15.932946	12.78%	74,370
2016	13.376099	14.128011	5.62%	74,598
2015	13.663674	13.376099	-2.10%	74,343
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	15.070796	17.607657	16.83%	0
2016	14.155686	15.070796	6.46%	0
2015	14.524882	14.155686	-2.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	13.041061	14.180173	8.73%	0
2016	12.433344	13.041061	4.89%	0
2015	12.700554	12.433344	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.248277	10.564801	3.09%	48,557
2016	9.863056	10.248277	3.91%	46,833
2015*	10.000000	9.863056	-1.37%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	11.030709	11.326357	2.68%	0
2016	10.787582	11.030709	2.25%	0
2015	10.958732	10.787582	-1.56%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.761972	14.886877	16.65%	0
2016	11.578544	12.761972	10.22%	0
2015	12.083099	11.578544	-4.18%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	12.205157	13.747884	12.64%	0
2016	11.339915	12.205157	7.63%	0
2015	11.665737	11.339915	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	9.039732	12.632372	39.74%	0
2016	8.499760	9.039732	6.35%	0
2015*	10.000000	8.499760	-15.00%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2017	9.919866	9.995875	0.77%	0
2016	9.976855	9.919866	-0.57%	0
2015*	10.000000	9.976855	-0.23%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	9.282883	9.205518	-0.83%	109,044
2016	9.380920	9.282883	-1.05%	0
2015	9.480463	9.380920	-1.05%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	9.116947	11.464008	25.74%	15,920
2016	9.155414	9.116947	-0.42%	0
2015*	10.000000	9.155414	-8.45%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.527531	11.773923	23.58%	88,155
2016	9.540314	9.527531	-0.13%	59,495
2015	9.734948	9.540314	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	11.005509	12.897286	17.19%	0
2016	10.160059	11.005509	8.32%	0
2015	10.371387	10.160059	-2.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.675489	11.739518	9.97%	0
2016	10.148827	10.675489	5.19%	0
2015	10.274371	10.148827	-1.22%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.861729	12.339610	13.61%	0
2016	10.188188	10.861729	6.61%	0
2015	10.351356	10.188188	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.418462	10.895207	4.58%	0
2016	10.098169	10.418462	3.17%	0
2015	10.178371	10.098169	-0.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.421188	11.758932	12.84%	0
2016	9.962827	10.421188	4.60%	0
2015	10.405811	9.962827	-4.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.457840	12.103701	15.74%	0
2016	9.881675	10.457840	5.83%	0
2015	10.397761	9.881675	-4.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.809841	12.079377	11.74%	153,043
2016	10.195959	10.809841	6.02%	97,670
2015	10.338747	10.195959	-1.38%	97,999
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.905051	12.590622	15.46%	0
2016	10.158844	10.905051	7.35%	0
2015	10.342115	10.158844	-1.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.625489	11.482716	8.07%	0
2016	10.158601	10.625489	4.60%	0
2015	10.269540	10.158601	-1.08%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.056661	12.645021	25.74%	0
2016	9.836102	10.056661	2.24%	0
2015*	10.000000	9.836102	-1.64%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.343660	12.031942	16.32%	20,723
2016	9.630000	10.343660	7.41%	22,650
2015*	10.000000	9.630000	-3.70%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.449378	12.583360	20.42%	0
2016	9.596040	10.449378	8.89%	0
2015*	10.000000	9.596040	-4.04%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.629472	13.323512	14.57%	18,178
2016	9.770237	11.629472	19.03%	6,784
2015	10.130649	9.770237	-3.56%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	10.189605	10.721288	5.22%	0
2016	9.477914	10.189605	7.51%	0
2015	9.863578	9.477914	-3.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	12.669598	15.738362	24.22%	0
2016	13.128174	12.669598	-3.49%	0
2015	13.354884	13.128174	-1.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.781701	10.647973	21.25%	0
2016	8.453532	8.781701	3.88%	0
2015	9.025703	8.453532	-6.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	17.730168	22.786627	28.52%	0
2016	17.568180	17.730168	0.92%	0
2015	17.215819	17.568180	2.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	17.788960	20.130715	13.16%	0
2016	15.491526	17.788960	14.83%	0
2015	16.213055	15.491526	-4.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	17.577989	22.181198	26.19%	0
2016	16.749733	17.577989	4.94%	0
2015	16.986182	16.749733	-1.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	20.896923	23.539711	12.65%	0
2016	17.958514	20.896923	16.36%	0
2015	18.688356	17.958514	-3.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	9.567817	11.801084	23.34%	0
2016	8.948024	9.567817	6.93%	0
2015*	10.000000	8.948024	-10.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	11.465621	12.338653	7.61%	0
2016	9.224264	11.465621	24.30%	0
2015*	10.000000	9.224264	-7.76%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	11.097687	12.430947	12.01%	0
2016	9.151951	11.097687	21.26%	0
2015*	10.000000	9.151951	-8.48%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	10.498406	12.491610	18.99%	0
2016	9.544540	10.498406	9.99%	0
2015*	10.000000	9.544540	-4.55%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.762437	12.354278	5.03%	0
2016	11.090945	11.762437	6.05%	0
2015	11.881150	11.090945	-6.65%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	11.190301	13.457140	20.26%	190,411
2016	10.127380	11.190301	10.50%	82,640
2015	10.117173	10.127380	0.10%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.063127	10.115002	0.52%	9,432
2016	9.922387	10.063127	1.42%	0
2015	10.061989	9.922387	-1.39%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.500827	12.994260	12.99%	22,542
2016	9.615673	11.500827	19.61%	13,391
2015	10.216465	9.615673	-5.88%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	8.906875	10.815879	21.43%	0
2016	8.901845	8.906875	0.06%	0
2015*	10.000000	8.901845	-10.98%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.278031	9.794291	5.56%	0
2016	9.437082	9.278031	-1.69%	0
2015	10.045533	9.437082	-6.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.717766	15.806394	34.89%	0
2016	11.860391	11.717766	-1.20%	0
2015	11.561665	11.860391	2.58%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	9.178281	11.483971	25.12%	0
2016	9.534312	9.178281	-3.73%	0
2015*	10.000000	9.534312	-4.66%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	10.427330	11.753438	12.72%	0
2016	8.955134	10.427330	16.44%	0
2015*	10.000000	8.955134	-10.45%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.725698	12.033295	12.19%	0
2016	9.600285	10.725698	11.72%	0
2015	10.683761	9.600285	-10.14%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.637113	6.702070	0.98%	0
2016	5.838976	6.637113	13.67%	0
2015	7.938092	5.838976	-26.44%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.989360	14.110434	8.63%	0
2016	11.594790	12.989360	12.03%	0
2015	12.001693	11.594790	-3.39%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.114858	1.15%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.458691	11.460124	9.58%	0
2016	10.271148	10.458691	1.83%	0
2015	11.182521	10.271148	-8.15%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.396878	3.97%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.050773	10.174786	1.23%	16,950
2016	9.931738	10.050773	1.20%	0
2015*	10.000000	9.931738	-0.68%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.930873	11.337448	3.72%	0
2016	10.768346	10.930873	1.51%	0
2015	10.846212	10.768346	-0.72%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	10.183588	10.571307	3.81%	0
2016	9.835672	10.183588	3.54%	0
2015	10.120993	9.835672	-2.82%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017	10.571771	12.424912	17.53%	11,501
2016	9.400979	10.571771	12.45%	0
2015*	10.000000	9.400979	-5.99%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	8.096346	10.199269	25.97%	0
2016	9.164005	8.096346	-11.65%	0
2015*	10.000000	9.164005	-8.36%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	10.028053	10.177493	1.49%	0
2016	9.892567	10.028053	1.37%	0
2015	10.088867	9.892567	-1.95%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	9.836999	9.542099	-3.00%	38,135
2016	6.931798	9.836999	41.91%	10,693
2015*	10.000000	6.931798	-30.68%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.817671	8.18%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.798390	9.604705	-1.98%	6,160
2016	7.039992	9.798390	39.18%	6,735
2015	11.473041	7.039992	-38.64%	6,735
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.680530	13.193287	23.53%	0
2016	10.006681	10.680530	6.73%	0
2015	10.258182	10.006681	-2.45%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.389479	10.647427	2.48%	11,329
2016	10.068271	10.389479	3.19%	0
2015	10.443159	10.068271	-3.59%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2017	11.234813	12.960893	15.36%	16,962
2016	9.591198	11.234813	17.14%	0
2015*	10.000000	9.591198	-4.09%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.803128	10.916474	11.36%	19,638
2016	9.555222	9.803128	2.59%	0
2015	9.842836	9.555222	-2.92%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.522842	14.309450	24.18%	14,904
2016	11.445050	11.522842	0.68%	0
2015	11.580419	11.445050	-1.17%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2017	9.109472	11.877136	30.38%	40,803
2016	8.927982	9.109472	2.03%	0
2015*	10.000000	8.927982	-10.72%	0
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2017	9.634449	12.291604	27.58%	32,765
2016	9.278351	9.634449	3.84%	6,350
2015*	10.000000	9.278351	-7.22%	6,350
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.148616	12.838135	15.15%	23,331
2016*	10.000000	11.148616	11.49%	23,768
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.596349	14.158824	12.40%	0
2016	12.275399	12.596349	2.61%	0
2015	12.543775	12.275399	-2.14%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.412937	11.022140	5.85%	6,404
2016	9.336857	10.412937	11.53%	0
2015*	10.000000	9.336857	-6.63%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.888044	10.088033	2.02%	0
2016*	10.000000	9.888044	-1.12%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.125809	1.26%	6,079
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.217584	2.18%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	11.844123	13.084946	10.48%	4,639
2016	9.140227	11.844123	29.58%	994
2015*	10.000000	9.140227	-8.60%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.962136	13.603470	13.72%	0
2016	10.504113	11.962136	13.88%	0
2015	10.900598	10.504113	-3.64%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.329334	10.562375	2.26%	27,753
2016	9.591167	10.329334	7.70%	4,525
2015*	10.000000	9.591167	-4.09%	4,525
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.238900	11.752685	14.78%	0
2016	9.681989	10.238900	5.75%	0
2015*	10.000000	9.681989	-3.18%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.273485	12.995431	15.27%	21,389
2016*	10.000000	11.273485	12.73%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.218395	13.618105	33.27%	23,398
2016	10.280403	10.218395	-0.60%	26,012
2015*	10.000000	10.280403	2.80%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.985385	10.264899	2.80%	13,821
2016*	10.000000	9.985385	-0.15%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	10.864155	11.144599	2.58%	5,113
2016	10.420702	10.864155	4.26%	0
2015*	10.000000	10.420702	4.21%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.232574	10.878444	6.31%	16,223
2016	9.582970	10.232574	6.78%	10,637
2015	9.885842	9.582970	-3.06%	10,637
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	14.930853	16.527615	10.69%	0
2016	13.345131	14.930853	11.88%	0
2015	14.394762	13.345131	-7.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	11.312675	12.264674	8.42%	9,689
2016	10.036471	11.312675	12.72%	0
2015	10.923850	10.036471	-8.12%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.623721	13.551883	7.35%	0
2016	11.384078	12.623721	10.89%	0
2015	11.952814	11.384078	-4.76%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.582829	9.655342	0.76%	30,330
2016	9.417293	9.582829	1.76%	0
2015*	10.000000	9.417293	-5.83%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.131072	11.327977	11.81%	0
2016	9.822561	10.131072	3.14%	0
2015	10.550579	9.822561	-6.90%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.784599	9.793863	0.09%	5,853
2016	9.803916	9.784599	-0.20%	0
2015	9.974346	9.803916	-1.71%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	6.426114	6.905666	7.46%	0
2016	7.626797	6.426114	-15.74%	0
2015	7.836837	7.626797	-2.68%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	14.751812	16.748575	13.54%	0
2016	14.825840	14.751812	-0.50%	0
2015	14.811686	14.825840	0.10%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.339541	9.571681	2.49%	0
2016	9.493824	9.339541	-1.63%	0
2015	9.429929	9.493824	0.68%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.895160	11.829120	8.57%	0
2016	9.883438	10.895160	10.24%	0
2015	10.458640	9.883438	-5.50%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2017	10.684316	12.497744	16.97%	24,145
2016	9.485841	10.684316	12.63%	15,550
2015*	10.000000	9.485841	-5.14%	15,550
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	9.105911	11.047207	21.32%	5,824
2016	9.276175	9.105911	-1.84%	6,369
2015*	10.000000	9.276175	-7.24%	6,369
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.414628	13.345599	16.92%	0
2016	11.851434	11.414628	-3.69%	0
2015	13.081129	11.851434	-9.40%	0
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	10.469600	9.040917	-13.65%	0
2016	7.871381	10.469600	33.01%	0
2015*	10.000000	7.871381	-21.29%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	10.156767	11.861104	16.78%	0
2016	9.848785	10.156767	3.13%	0
2015*	10.000000	9.848785	-1.51%	0
Janus Henderson VIT Enterprise Portfolio: Service Shares - Q/NQ
2017	10.720052	13.467542	25.63%	12,915
2016	9.673557	10.720052	10.82%	13,944
2015*	10.000000	9.673557	-3.26%	6,074
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	10.044938	10.262667	2.17%	16,265
2016	9.940626	10.044938	1.05%	10,197
2015*	10.000000	9.940626	-0.59%	10,197
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	11.310499	16.202589	43.25%	3,890
2016	10.049696	11.310499	12.55%	0
2015*	10.000000	10.049696	0.50%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2017	9.929495	11.469236	15.51%	0
2016	9.490813	9.929495	4.62%	0
2015*	10.000000	9.490813	-5.09%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2017	10.143939	11.201562	10.43%	0
2016	9.662406	10.143939	4.98%	0
2015*	10.000000	9.662406	-3.38%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.763183	11.073198	26.36%	0
2016	7.339677	8.763183	19.39%	0
2015	9.287866	7.339677	-20.98%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2017	9.239274	10.593451	14.66%	0
2016	9.259737	9.239274	-0.22%	0
2015*	10.000000	9.259737	-7.40%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2017	9.786184	11.987163	22.49%	0
2016	9.380123	9.786184	4.33%	0
2015*	10.000000	9.380123	-6.20%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.336317	11.078825	7.18%	2,164
2016	9.064215	10.336317	14.03%	0
2015	9.763112	9.064215	-7.16%	0
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2017	10.101310	10.204038	1.02%	0
2016	9.875884	10.101310	2.28%	0
2015*	10.000000	9.875884	-1.24%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	10.208078	10.480894	2.67%	0
2016	9.904300	10.208078	3.07%	0
2015*	10.000000	9.904300	-0.96%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.942833	12.072591	10.32%	0
2016*	10.000000	10.942833	9.43%	0
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2017	9.256241	10.476270	13.18%	0
2016	8.417827	9.256241	9.96%	0
2015*	10.000000	8.417827	-15.82%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2017	10.242760	12.197971	19.09%	0
2016	9.578508	10.242760	6.93%	0
2015*	10.000000	9.578508	-4.21%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	11.430402	12.495382	9.32%	0
2016	10.910430	11.430402	4.77%	0
2015	11.319299	10.910430	-3.61%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	10.027000	12.570373	25.37%	11,936
2016	9.768111	10.027000	2.65%	9,078
2015*	10.000000	9.768111	-2.32%	9,078
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2017	10.673274	11.965519	12.11%	5,198
2016	9.326937	10.673274	14.43%	0
2015*	10.000000	9.326937	-6.73%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.786270	12.767887	8.33%	3,772
2016	10.782191	11.786270	9.31%	0
2015	11.037343	10.782191	-2.31%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.275930	11.432332	11.25%	5,378
2016	9.041853	10.275930	13.65%	4,870
2015	10.621951	9.041853	-14.88%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	12.096589	13.118652	8.45%	10,174
2016	11.866403	12.096589	1.94%	4,998
2015	12.177131	11.866403	-2.55%	4,998
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	11.114371	12.740979	14.64%	0
2016	10.657819	11.114371	4.28%	0
2015	11.535022	10.657819	-7.60%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	11.359664	12.176900	7.19%	6,417
2016	9.559304	11.359664	18.83%	0
2015*	10.000000	9.559304	-4.41%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.527551	16.628971	14.47%	0
2016	13.482693	14.527551	7.75%	0
2015	13.506628	13.482693	-0.18%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.148378	10.354187	2.03%	6,875
2016	10.001055	10.148378	1.47%	0
2015*	10.000000	10.001055	0.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	9.611119	12.443051	29.47%	9,577
2016	9.704455	9.611119	-0.96%	6,296
2015*	10.000000	9.704455	-2.96%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	10.655363	13.461097	26.33%	4,587
2016	9.883198	10.655363	7.81%	0
2015*	10.000000	9.883198	-1.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	10.628354	12.810211	20.53%	21,571
2016	9.678573	10.628354	9.81%	0
2015*	10.000000	9.678573	-3.21%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	10.658236	12.399632	16.34%	5,031
2016	9.170335	10.658236	16.23%	0
2015*	10.000000	9.170335	-8.30%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.452026	11.066013	17.08%	0
2016	9.285482	9.452026	1.79%	0
2015*	10.000000	9.285482	-7.15%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.706578	11.298918	5.53%	16,328
2016	9.487705	10.706578	12.85%	10,878
2015	9.855043	9.487705	-3.73%	10,878
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.021558	13.592804	23.33%	0
2016*	10.000000	11.021558	10.22%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	10.569218	12.366631	17.01%	0
2016	9.710258	10.569218	8.85%	0
2015*	10.000000	9.710258	-2.90%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	10.087051	10.282561	1.94%	67,638
2016	9.978409	10.087051	1.09%	0
2015	10.080207	9.978409	-1.01%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	15.715748	18.611358	18.42%	0
2016	14.671058	15.715748	7.12%	0
2015	15.106685	14.671058	-2.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.452747	14.901113	10.77%	0
2016	12.825423	13.452747	4.89%	0
2015	13.113546	12.825423	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	14.588871	16.700965	14.48%	0
2016	13.751310	14.588871	6.09%	0
2015	14.098606	13.751310	-2.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.793589	12.399609	5.14%	0
2016	11.404351	11.793589	3.41%	0
2015	11.622312	11.404351	-1.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.261627	11.641775	13.45%	0
2016	9.834248	10.261627	4.35%	0
2015	10.395014	9.834248	-5.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.208429	11.886707	16.44%	0
2016	9.722849	10.208429	4.99%	0
2015	10.340211	9.722849	-5.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	14.033186	15.810074	12.66%	0
2016	13.299719	14.033186	5.51%	0
2015	13.599397	13.299719	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	14.969644	17.471844	16.72%	0
2016	14.074858	14.969644	6.36%	0
2015	14.456561	14.074858	-2.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.953539	14.070827	8.63%	0
2016	12.362358	12.953539	4.78%	0
2015	12.640818	12.362358	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.233095	10.538522	2.98%	0
2016	9.858389	10.233095	3.80%	0
2015*	10.000000	9.858389	-1.42%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.967717	11.250334	2.58%	0
2016	10.736798	10.967717	2.15%	0
2015	10.918174	10.736798	-1.66%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.710991	14.812468	16.53%	0
2016	11.543921	12.710991	10.11%	0
2015	12.059163	11.543921	-4.27%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	12.156417	13.679191	12.53%	0
2016	11.306023	12.156417	7.52%	0
2015	11.642630	11.306023	-2.89%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	9.026335	12.600979	39.60%	0
2016	8.495722	9.026335	6.25%	0
2015*	10.000000	8.495722	-15.04%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2017	9.905172	9.971015	0.66%	0
2016	9.972131	9.905172	-0.67%	0
2015*	10.000000	9.972131	-0.28%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	9.216917	9.130886	-0.93%	15,434
2016	9.323658	9.216917	-1.14%	0
2015	9.432129	9.323658	-1.15%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	9.103446	11.435515	25.62%	0
2016	9.151073	9.103446	-0.52%	0
2015*	10.000000	9.151073	-8.49%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.506971	11.736690	23.45%	93,162
2016	9.529329	9.506971	-0.23%	58,061
2015	9.733572	9.529329	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.975709	12.849410	17.07%	0
2016	10.142760	10.975709	8.21%	0
2015	10.364205	10.142760	-2.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.646593	11.695936	9.86%	0
2016	10.131564	10.646593	5.08%	0
2015	10.267261	10.131564	-1.32%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.832319	12.293806	13.49%	0
2016	10.170849	10.832319	6.50%	0
2015	10.344188	10.170849	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.390232	10.854737	4.47%	0
2016	10.080960	10.390232	3.07%	0
2015	10.171314	10.080960	-0.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.388200	11.709911	12.72%	0
2016	9.941314	10.388200	4.50%	0
2015	10.393853	9.941314	-4.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.424751	12.053255	15.62%	0
2016	9.860347	10.424751	5.72%	0
2015	10.385825	9.860347	-5.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.780569	12.034534	11.63%	0
2016	10.178593	10.780569	5.91%	0
2015	10.331587	10.178593	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.875512	12.543875	15.34%	0
2016	10.141549	10.875512	7.24%	0
2015	10.334965	10.141549	-1.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.596732	11.440100	7.96%	63,807
2016	10.141323	10.596732	4.49%	0
2015	10.262436	10.141323	-1.18%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.041771	12.613588	25.61%	0
2016	9.831444	10.041771	2.14%	0
2015*	10.000000	9.831444	-1.69%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.328333	12.002018	16.20%	0
2016	9.625432	10.328333	7.30%	0
2015*	10.000000	9.625432	-3.75%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.433907	12.552077	20.30%	0
2016	9.591494	10.433907	8.78%	0
2015*	10.000000	9.591494	-4.09%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.604379	13.281369	14.45%	94,227
2016	9.758989	11.604379	18.91%	31,104
2015	10.129217	9.758989	-3.66%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	10.151900	10.670856	5.11%	6,718
2016	9.452365	10.151900	7.40%	0
2015	9.846943	9.452365	-4.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	12.584573	15.617010	24.10%	0
2016	13.053224	12.584573	-3.59%	0
2015	13.292065	13.053224	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.757907	10.608430	21.13%	0
2016	8.439133	8.757907	3.78%	0
2015	9.019452	8.439133	-6.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	17.611182	22.610928	28.39%	2,073
2016	17.467893	17.611182	0.82%	0
2015	17.134856	17.467893	1.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	17.669554	19.975461	13.05%	0
2016	15.403051	17.669554	14.71%	0
2015	16.136785	15.403051	-4.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	17.460019	22.010151	26.06%	4,849
2016	16.654099	17.460019	4.84%	5,302
2015	16.906298	16.654099	-1.49%	5,302
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	20.756727	23.358233	12.53%	4,309
2016	17.856015	20.756727	16.25%	4,171
2015	18.600484	17.856015	-4.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	9.553641	11.771719	23.22%	4,515
2016	8.943786	9.553641	6.82%	4,937
2015*	10.000000	8.943786	-10.56%	4,937
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	11.448654	12.307984	7.51%	13,771
2016	9.219898	11.448654	24.17%	8,014
2015*	10.000000	9.219898	-7.80%	8,014

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	11.081245	12.400021	11.90%	0
2016	9.147608	11.081245	21.14%	0
2015*	10.000000	9.147608	-8.52%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	10.482852	12.460550	18.87%	0
2016	9.540016	10.482852	9.88%	0
2015*	10.000000	9.540016	-4.60%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.718918	12.296166	4.93%	0
2016	11.061052	11.718918	5.95%	0
2015	11.861116	11.061052	-6.75%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	11.166159	13.414587	20.14%	275,723
2016	10.115719	11.166159	10.38%	168,161
2015	10.115743	10.115719	0.00%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.005656	10.047094	0.41%	0
2016	9.875674	10.005656	1.32%	0
2015	10.024752	9.875674	-1.49%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.475998	12.953141	12.87%	64,269
2016	9.604594	11.475998	19.48%	17,683
2015	10.215018	9.604594	-5.98%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	8.893670	10.788977	21.31%	10,594
2016	8.897623	8.893670	-0.04%	11,584
2015*	10.000000	8.897623	-11.02%	11,584
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.258014	9.763310	5.46%	12,154
2016	9.426211	9.258014	-1.78%	0
2015	10.044117	9.426211	-6.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.674437	15.732089	34.76%	2,986
2016	11.828462	11.674437	-1.30%	0
2015	11.542199	11.828462	2.48%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	9.164683	11.455405	25.00%	12,475
2016	9.529792	9.164683	-3.83%	13,185
2015*	10.000000	9.529792	-4.70%	7,739

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	10.411887	11.724200	12.60%	2,078
2016	8.950887	10.411887	16.32%	2,205
2015*	10.000000	8.950887	-10.49%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.664458	11.952531	12.08%	0
2016	9.555092	10.664458	11.61%	0
2015	10.644236	9.555092	-10.23%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.592534	6.650354	0.88%	0
2016	5.805610	6.592534	13.55%	0
2015	7.900728	5.805610	-26.52%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.902210	14.001629	8.52%	0
2016	11.528598	12.902210	11.91%	0
2015	11.945245	11.528598	-3.49%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.108076	1.08%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.388409	11.371641	9.46%	0
2016	10.212436	10.388409	1.72%	0
2015	11.129856	10.212436	-8.24%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.389905	3.90%	44,304
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.035879	10.149471	1.13%	0
2016	9.927030	10.035879	1.10%	0
2015*	10.000000	9.927030	-0.73%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.868481	11.261373	3.61%	16,475
2016	10.717682	10.868481	1.41%	9,449
2015	10.806099	10.717682	-0.82%	4,053
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	10.151347	10.527219	3.70%	0
2016	9.814436	10.151347	3.43%	0
2015	10.109357	9.814436	-2.92%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017	10.556106	12.394001	17.41%	17,221
2016	9.396527	10.556106	12.34%	18,831
2015*	10.000000	9.396527	-6.03%	18,831

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	8.084349	10.173907	25.85%	10,862
2016	9.159658	8.084349	-11.74%	11,553
2015*	10.000000	9.159658	-8.40%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.996330	10.135069	1.39%	5,820
2016	9.871217	9.996330	1.27%	0
2015	10.077274	9.871217	-2.04%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	9.822412	9.518350	-3.10%	0
2016	6.928505	9.822412	41.77%	0
2015*	10.000000	6.928505	-30.71%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.810424	8.10%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.782847	9.584640	-2.03%	18,923
2016	7.032365	9.782847	39.11%	15,957
2015	11.466436	7.032365	-38.67%	1,335
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.668980	13.172376	23.46%	3,971
2016	10.000914	10.668980	6.68%	2,714
2015	10.257457	10.000914	-2.50%	2,544
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.359747	10.611585	2.43%	60,387
2016	10.044530	10.359747	3.14%	31,564
2015	10.423802	10.044530	-3.64%	2,848
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2017	11.226492	12.944776	15.31%	149,919
2016	9.588921	11.226492	17.08%	95,787
2015*	10.000000	9.588921	-4.11%	15,235
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.792534	10.899176	11.30%	64,569
2016	9.549718	9.792534	2.54%	39,791
2015	9.842138	9.549718	-2.97%	12,595
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.501497	14.275753	24.12%	27,572
2016	11.429619	11.501497	0.63%	17,646
2015	11.570648	11.429619	-1.22%	1,946
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2017	9.102711	11.862330	30.32%	69,693
2016	8.925860	9.102711	1.98%	43,658
2015*	10.000000	8.925860	-10.74%	0
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2017	9.627306	12.276302	27.52%	61,336
2016	9.276151	9.627306	3.79%	30,355
2015*	10.000000	9.276151	-7.24%	2,522
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.144888	12.827367	15.10%	40,879
2016*	10.000000	11.144888	11.45%	44,339
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.554004	14.104108	12.35%	87,388
2016	12.240311	12.554004	2.56%	67,880
2015	12.514257	12.240311	-2.19%	21,153

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.405039	11.008224	5.80%	37,785
2016	9.334487	10.405039	11.47%	23,327
2015*	10.000000	9.334487	-6.66%	2,515
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.884727	10.079556	1.97%	12,924
2016*	10.000000	9.884727	-1.15%	7,924
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.122414	1.22%	5,801
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.214154	2.14%	8,941
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	11.835341	13.068656	10.42%	28,615
2016	9.138056	11.835341	29.52%	13,965
2015*	10.000000	9.138056	-8.62%	1,776
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.946022	13.578297	13.66%	23,627
2016	10.495243	11.946022	13.82%	11,736
2015	10.896909	10.495243	-3.69%	1,475
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.320626	10.548153	2.20%	57,274
2016	9.587913	10.320626	7.64%	24,380
2015*	10.000000	9.587913	-4.12%	547
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.231308	11.738041	14.73%	60,311
2016	9.679693	10.231308	5.70%	62,192
2015*	10.000000	9.679693	-3.20%	4,855
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.269717	12.984545	15.22%	48,578
2016*	10.000000	11.269717	12.70%	18,596
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.209776	13.599765	33.20%	125,625
2016	10.276919	10.209776	-0.65%	57,186
2015*	10.000000	10.276919	2.77%	4,468
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.982044	10.256283	2.75%	28,557
2016*	10.000000	9.982044	-0.18%	2,112

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	10.856120	11.130747	2.53%	30,671
2016	10.418235	10.856120	4.20%	18,439
2015*	10.000000	10.418235	4.18%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.221507	10.861196	6.26%	40,115
2016	9.577442	10.221507	6.72%	21,378
2015	9.885143	9.577442	-3.11%	262
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	14.880646	16.463740	10.64%	8,578
2016	13.306952	14.880646	11.83%	1,603
2015	14.360848	13.306952	-7.34%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	11.291715	12.235773	8.36%	58,223
2016	10.022930	11.291715	12.66%	24,842
2015	10.914629	10.022930	-8.17%	4,697
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.600358	13.519981	7.30%	10,923
2016	11.368731	12.600358	10.83%	28,446
2015	11.942745	11.368731	-4.81%	1,527
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.574759	9.642349	0.71%	154,707
2016	9.414108	9.574759	1.71%	96,658
2015*	10.000000	9.414108	-5.86%	15,278
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.115012	11.304335	11.76%	1,452
2016	9.811943	10.115012	3.09%	0
2015	10.544508	9.811943	-6.95%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.774018	9.778301	0.04%	2,595
2016	9.798268	9.774018	-0.25%	0
2015	9.973636	9.798268	-1.76%	2,758
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	6.399992	6.874121	7.41%	70,533
2016	7.599627	6.399992	-15.79%	63,437
2015	7.812881	7.599627	-2.73%	17,884
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	14.642769	16.616402	13.48%	2,756
2016	14.723688	14.642769	-0.55%	2,756
2015	14.717067	14.723688	0.04%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.287308	9.513341	2.43%	957
2016	9.445487	9.287308	-1.67%	1,435
2015	9.386671	9.445487	0.63%	1,436
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.877901	11.804424	8.52%	12,425
2016	9.872748	10.877901	10.18%	4,789
2015	10.452615	9.872748	-5.55%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2017	10.676392	12.482176	16.91%	70,125
2016	9.483588	10.676392	12.58%	61,153
2015*	10.000000	9.483588	-5.16%	2,464
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	9.099144	11.033423	21.26%	2,353
2016	9.273970	9.099144	-1.89%	1,363
2015*	10.000000	9.273970	-7.26%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.376233	13.293985	16.86%	9,509
2016	11.817525	11.376233	-3.73%	9,198
2015	13.050322	11.817525	-9.45%	4,609
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	10.461822	9.029648	-13.69%	29,348
2016	7.869502	10.461822	32.94%	14,968
2015*	10.000000	7.869502	-21.30%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	10.149246	11.846344	16.72%	52,297
2016	9.846455	10.149246	3.08%	3,892
2015*	10.000000	9.846455	-1.54%	2,296
Janus Henderson VIT Enterprise Portfolio: Service Shares - Q/NQ
2017	10.712111	13.450781	25.57%	75,130
2016	9.671269	10.712111	10.76%	43,046
2015*	10.000000	9.671269	-3.29%	15,860
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	10.037484	10.249864	2.12%	102,847
2016	9.938267	10.037484	1.00%	97,857
2015*	10.000000	9.938267	-0.62%	1,465
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	11.302105	16.182407	43.18%	49,691
2016	10.047305	11.302105	12.49%	38,997
2015*	10.000000	10.047305	0.47%	3,182

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2017	9.922130	11.454951	15.45%	40,343
2016	9.488562	9.922130	4.57%	42,434
2015*	10.000000	9.488562	-5.11%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2017	10.136414	11.187615	10.37%	1,948
2016	9.660114	10.136414	4.93%	1,236
2015*	10.000000	9.660114	-3.40%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.746952	11.047137	26.30%	68,024
2016	7.329770	8.746952	19.33%	35,370
2015	9.280029	7.329770	-21.02%	13,229
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2017	9.232428	10.580258	14.60%	5,858
2016	9.257539	9.232428	-0.27%	1,607
2015*	10.000000	9.257539	-7.42%	908
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2017	9.778925	11.972232	22.43%	25,795
2016	9.377896	9.778925	4.28%	18,669
2015*	10.000000	9.377896	-6.22%	689
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.317153	11.052702	7.13%	28,115
2016	9.051967	10.317153	13.98%	20,896
2015	9.754861	9.051967	-7.21%	6,408
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2017	10.093821	10.191318	0.97%	31,068
2016	9.873550	10.093821	2.23%	9,100
2015*	10.000000	9.873550	-1.26%	3,029
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	10.200503	10.467832	2.62%	31,329
2016	9.901953	10.200503	3.02%	18,481
2015*	10.000000	9.901953	-0.98%	9,106
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.939172	12.062466	10.27%	16,948
2016*	10.000000	10.939172	9.39%	14,965
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2017	9.249379	10.463222	13.12%	4,256
2016	8.415831	9.249379	9.90%	15,194
2015*	10.000000	8.415831	-15.84%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2017	10.235171	12.182788	19.03%	8,240
2016	9.576244	10.235171	6.88%	4,366
2015*	10.000000	9.576244	-4.24%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	11.397693	12.453351	9.26%	23,315
2016	10.884701	11.397693	4.71%	22,552
2015	11.298316	10.884701	-3.66%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	10.019563	12.554712	25.30%	79,998
2016	9.765798	10.019563	2.60%	77,840
2015*	10.000000	9.765798	-2.34%	5,030
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2017	10.665357	11.950620	12.05%	28,779
2016	9.324721	10.665357	14.38%	26,061
2015*	10.000000	9.324721	-6.75%	3,477
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.752553	12.724936	8.27%	53,465
2016	10.756770	11.752553	9.26%	39,001
2015	11.016900	10.756770	-2.36%	13,883
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.262083	11.411169	11.20%	20,234
2016	9.034220	10.262083	13.59%	9,088
2015	10.618363	9.034220	-14.92%	1,725
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	12.061982	13.074522	8.39%	88,168
2016	11.838418	12.061982	1.89%	69,309
2015	12.154568	11.838418	-2.60%	21,632
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	11.082587	12.698134	14.58%	2,315
2016	10.632697	11.082587	4.23%	2,202
2015	11.513648	10.632697	-7.65%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	11.351251	12.161756	7.14%	66,287
2016	9.557036	11.351251	18.77%	47,576
2015*	10.000000	9.557036	-4.43%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.485967	16.573022	14.41%	276,105
2016	13.450897	14.485967	7.70%	63,544
2015	13.481594	13.450897	-0.23%	19,425

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.140870	10.341302	1.98%	78,979
2016	9.998686	10.140870	1.42%	74,044
2015*	10.000000	9.998686	-0.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	9.603990	12.427553	29.40%	64,585
2016	9.702155	9.603990	-1.01%	35,828
2015*	10.000000	9.702155	-2.98%	2,265
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	10.647460	13.444341	26.27%	252,857
2016	9.880851	10.647460	7.76%	90,236
2015*	10.000000	9.880851	-1.19%	10,719
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	10.620471	12.794264	20.47%	103,841
2016	9.676276	10.620471	9.76%	46,734
2015*	10.000000	9.676276	-3.24%	10,298
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	10.650333	12.384201	16.28%	9,945
2016	9.168155	10.650333	16.17%	1,298
2015*	10.000000	9.168155	-8.32%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.445019	11.052242	17.02%	5,135
2016	9.283281	9.445019	1.74%	2,633
2015*	10.000000	9.283281	-7.17%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.692077	11.277932	5.48%	6,963
2016	9.479622	10.692077	12.79%	2,409
2015	9.851622	9.479622	-3.78%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.017870	13.581413	23.27%	10,339
2016*	10.000000	11.017870	10.18%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	10.561392	12.351246	16.95%	3,589
2016	9.707955	10.561392	8.79%	2,114
2015*	10.000000	9.707955	-2.92%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	10.076167	10.266292	1.89%	201,164
2016	9.972667	10.076167	1.04%	49,505
2015	10.079497	9.972667	-1.06%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	15.662882	18.539393	18.37%	30,004
2016	14.629079	15.662882	7.07%	0
2015	15.071086	14.629079	-2.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.407486	14.843492	10.71%	4,564
2016	12.788723	13.407486	4.84%	2,454
2015	13.082643	12.788723	-2.25%	2,458
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	14.539776	16.636369	14.42%	5,561
2016	13.711952	14.539776	6.04%	0
2015	14.065383	13.711952	-2.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.753924	12.351681	5.09%	8,183
2016	11.371725	11.753924	3.36%	0
2015	11.594937	11.371725	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.245381	11.617487	13.39%	1,910
2016	9.823628	10.245381	4.29%	1,550
2015	10.389036	9.823628	-5.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.192250	11.861890	16.38%	338
2016	9.712344	10.192250	4.94%	0
2015	10.334272	9.712344	-6.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.986007	15.748971	12.61%	1,476
2016	13.261695	13.986007	5.46%	0
2015	13.567377	13.261695	-2.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	14.919300	17.404324	16.66%	340
2016	14.034601	14.919300	6.30%	273
2015	14.422503	14.034601	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.909971	14.016420	8.57%	20,869
2016	12.326993	12.909971	4.73%	18,930
2015	12.611036	12.326993	-2.25%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.225510	10.525385	2.93%	99,228
2016	9.856043	10.225510	3.75%	82,741
2015*	10.000000	9.856043	-1.44%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.936360	11.212511	2.53%	1,542
2016	10.711503	10.936360	2.10%	0
2015	10.897964	10.711503	-1.71%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.685565	14.775396	16.47%	3,839
2016	11.526641	12.685565	10.05%	2,402
2015	12.047205	11.526641	-4.32%	646
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	12.132091	13.644934	12.47%	16,168
2016	11.289084	12.132091	7.47%	0
2015	11.631080	11.289084	-2.94%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	9.019645	12.585288	39.53%	19,118
2016	8.493707	9.019645	6.19%	0
2015*	10.000000	8.493707	-15.06%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2017	9.897827	9.958591	0.61%	8,818
2016	9.969767	9.897827	-0.72%	14,024
2015*	10.000000	9.969767	-0.30%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	9.184080	9.093772	-0.98%	458,382
2016	9.295130	9.184080	-1.19%	86,897
2015	9.408030	9.295130	-1.20%	5,848
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	9.096695	11.421276	25.55%	3,844
2016	9.148899	9.096695	-0.57%	15,483
2015*	10.000000	9.148899	-8.51%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.496694	11.718082	23.39%	252,626
2016	9.523839	9.496694	-0.29%	58,268
2015	9.732883	9.523839	-2.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.960824	12.825510	17.01%	847
2016	10.134115	10.960824	8.16%	0
2015	10.360609	10.134115	-2.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.632160	11.674198	9.80%	4,401
2016	10.122933	10.632160	5.03%	3,818
2015	10.263715	10.122933	-1.37%	3,455

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.817639	12.270946	13.43%	398
2016	10.162178	10.817639	6.45%	0
2015	10.340604	10.162178	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.376152	10.834562	4.42%	7,427
2016	10.072376	10.376152	3.02%	1,686
2015	10.167793	10.072376	-0.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.371750	11.685454	12.67%	5,140
2016	9.930575	10.371750	4.44%	5,477
2015	10.387878	9.930575	-4.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.408250	12.028106	15.56%	3,692
2016	9.849693	10.408250	5.67%	0
2015	10.379852	9.849693	-5.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.765958	12.012162	11.58%	479,073
2016	10.169928	10.765958	5.86%	328,138
2015	10.328017	10.169928	-1.53%	217,286
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.860772	12.520549	15.28%	67,489
2016	10.132914	10.860772	7.18%	51,911
2015	10.331382	10.132914	-1.92%	24,164
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.582345	11.418796	7.90%	202,265
2016	10.132674	10.582345	4.44%	190,165
2015	10.258877	10.132674	-1.23%	6,274
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.034332	12.597883	25.55%	25,584
2016	9.829111	10.034332	2.09%	29,857
2015*	10.000000	9.829111	-1.71%	2,674
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.320681	11.987087	16.15%	35,478
2016	9.623157	10.320681	7.25%	13,188
2015*	10.000000	9.623157	-3.77%	8,794
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.426179	12.536468	20.24%	34,454
2016	9.589223	10.426179	8.73%	34,504
2015*	10.000000	9.589223	-4.11%	21,663

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.591844	13.260332	14.39%	186,977
2016	9.753353	11.591844	18.85%	49,990
2015	10.128501	9.753353	-3.70%	1,324
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	10.133103	10.645724	5.06%	41,957
2016	9.439625	10.133103	7.35%	9,539
2015	9.838641	9.439625	-4.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	12.542226	15.556615	24.03%	0
2016	13.015865	12.542226	-3.64%	0
2015	13.260743	13.015865	-1.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.746016	10.588686	21.07%	355
2016	8.431925	8.746016	3.73%	373
2015	9.016324	8.431925	-6.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	17.551943	22.523500	28.32%	5,226
2016	17.417919	17.551943	0.77%	5,368
2015	17.094490	17.417919	1.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	17.610133	19.898235	12.99%	1,375
2016	15.359002	17.610133	14.66%	1,227
2015	16.098771	15.359002	-4.60%	362
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	17.401280	21.925052	26.00%	2,903
2016	16.606450	17.401280	4.79%	1,341
2015	16.866452	16.606450	-1.54%	1,573
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	20.686875	23.267888	12.48%	11,532
2016	17.804900	20.686875	16.19%	25,296
2015	18.556628	17.804900	-4.05%	314
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	9.546557	11.757063	23.16%	6,015
2016	8.941659	9.546557	6.76%	3,710
2015*	10.000000	8.941659	-10.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	11.440176	12.292665	7.45%	4,342
2016	9.217709	11.440176	24.11%	7,195
2015*	10.000000	9.217709	-7.82%	2,716

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	11.073042	12.384601	11.84%	7,153
2016	9.145442	11.073042	21.08%	6,147
2015*	10.000000	9.145442	-8.55%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	10.475101	12.445060	18.81%	0
2016	9.537763	10.475101	9.83%	0
2015*	10.000000	9.537763	-4.62%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.697236	12.267224	4.87%	8,873
2016	11.046149	11.697236	5.89%	5,245
2015	11.851136	11.046149	-6.79%	2,385
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	11.154094	13.393325	20.08%	735,700
2016	10.109877	11.154094	10.33%	332,004
2015	10.115026	10.109877	-0.05%	40,065
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.977035	10.013302	0.36%	21,818
2016	9.852388	9.977035	1.27%	19,410
2015	10.006180	9.852388	-1.54%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.463596	12.932617	12.81%	166,658
2016	9.599056	11.463596	19.42%	37,982
2015	10.214298	9.599056	-6.02%	9,368
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	8.887072	10.775541	21.25%	6,243
2016	8.895507	8.887072	-0.09%	4,209
2015*	10.000000	8.895507	-11.04%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.248013	9.747846	5.40%	0
2016	9.420773	9.248013	-1.83%	0
2015	10.043404	9.420773	-6.20%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.652796	15.695011	34.69%	18,644
2016	11.812488	11.652796	-1.35%	13,107
2015	11.532453	11.812488	2.43%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	9.157904	11.441174	24.93%	12,347
2016	9.527536	9.157904	-3.88%	13,099
2015*	10.000000	9.527536	-4.72%	2,710

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	10.404175	11.709613	12.55%	48,568
2016	8.948766	10.404175	16.26%	62,023
2015*	10.000000	8.948766	-10.51%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.633932	11.912312	12.02%	2,234
2016	9.532555	10.633932	11.55%	1,880
2015	10.624507	9.532555	-10.28%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.570352	6.624621	0.83%	3,776
2016	5.788984	6.570352	13.50%	10,039
2015	7.882107	5.788984	-26.56%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.858785	13.947459	8.47%	11,988
2016	11.495604	12.858785	11.86%	2,548
2015	11.917091	11.495604	-3.54%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.104689	1.05%	571
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.353429	11.327637	9.41%	4,891
2016	10.183174	10.353429	1.67%	1,272
2015	11.103573	10.183174	-8.29%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.386422	3.86%	21,109
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.028446	10.136836	1.08%	29,219
2016	9.924675	10.028446	1.05%	7,690
2015*	10.000000	9.924675	-0.75%	909
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.837366	11.223467	3.56%	88,699
2016	10.692397	10.837366	1.36%	19,828
2015	10.786061	10.692397	-0.87%	1,821
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	10.135276	10.505249	3.65%	547
2016	9.803836	10.135276	3.38%	509
2015	10.103549	9.803836	-2.97%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017	10.548289	12.378574	17.35%	46,349
2016	9.394296	10.548289	12.28%	19,412
2015*	10.000000	9.394296	-6.06%	2,547

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	8.078354	10.161233	25.78%	117,646
2016	9.157482	8.078354	-11.78%	106,395
2015*	10.000000	9.157482	-8.43%	48,326
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.980520	10.113936	1.34%	34,668
2016	9.860565	9.980520	1.22%	30,515
2015	10.071484	9.860565	-2.09%	3,271
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	9.815133	9.506499	-3.14%	91,322
2016	6.926854	9.815133	41.70%	48,166
2015*	10.000000	6.926854	-30.73%	16,311
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.806789	8.07%	1,247

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.751820	9.544595	-2.12%	6,659
2016	7.017142	9.751820	38.97%	4,157
2015	11.453237	7.017142	-38.73%	2,136
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.645923	13.130649	23.34%	16,637
2016	9.989375	10.645923	6.57%	7,088
2015	10.256005	9.989375	-2.60%	5,007
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.300536	10.540299	2.33%	42,519
2016	9.997208	10.300536	3.03%	17,074
2015	10.385210	9.997208	-3.74%	3,722
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2017	11.209846	12.912541	15.19%	196,401
2016	9.584375	11.209846	16.96%	120,193
2015*	10.000000	9.584375	-4.16%	27,204
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.771369	10.864646	11.19%	107,902
2016	9.538695	9.771369	2.44%	84,518
2015	9.840743	9.538695	-3.07%	27,450
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.458870	14.208505	24.00%	40,978
2016	11.398757	11.458870	0.53%	17,721
2015	11.551118	11.398757	-1.32%	9,298
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2017	9.089210	11.832804	30.19%	83,433
2016	8.921618	9.089210	1.88%	11,062
2015*	10.000000	8.921618	-10.78%	2,196
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2017	9.613029	12.245736	27.39%	63,884
2016	9.271749	9.613029	3.68%	25,631
2015*	10.000000	9.271749	-7.28%	2,203
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.137431	12.805855	14.98%	27,971
2016*	10.000000	11.137431	11.37%	4,144
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.469591	13.995138	12.23%	43,644
2016	12.170300	12.469591	2.46%	27,919
2015	12.455283	12.170300	-2.29%	8,890

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.389269	10.980443	5.69%	114,205
2016	9.329751	10.389269	11.36%	51,840
2015*	10.000000	9.329751	-6.70%	4,442
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.878116	10.062657	1.87%	1,399
2016*	10.000000	9.878116	-1.22%	716
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.115622	1.16%	11,223
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.207291	2.07%	4,281
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	11.817792	13.036098	10.31%	64,741
2016	9.133717	11.817792	29.39%	30,725
2015*	10.000000	9.133717	-8.66%	12,108
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.913823	13.528043	13.55%	57,985
2016	10.477534	11.913823	13.71%	48,777
2015	10.889543	10.477534	-3.78%	4,092
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.303204	10.519708	2.10%	112,848
2016	9.581396	10.303204	7.53%	44,469
2015*	10.000000	9.581396	-4.19%	6,664
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.216143	11.708822	14.61%	138,788
2016	9.675104	10.216143	5.59%	34,611
2015*	10.000000	9.675104	-3.25%	2,060
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.262174	12.962761	15.10%	70,577
2016*	10.000000	11.262174	12.62%	21,528
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.192510	13.563081	33.07%	181,750
2016	10.269920	10.192510	-0.75%	67,149
2015*	10.000000	10.269920	2.70%	13,280
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.975360	10.239073	2.64%	36,264
2016*	10.000000	9.975360	-0.25%	23,063

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	10.840030	11.103024	2.43%	61,382
2016	10.413294	10.840030	4.10%	37,979
2015*	10.000000	10.413294	4.13%	9,411
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.199417	10.826793	6.15%	102,878
2016	9.566395	10.199417	6.62%	64,605
2015	9.883748	9.566395	-3.21%	8,254
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	14.780618	16.336567	10.53%	17,415
2016	13.230861	14.780618	11.71%	6,157
2015	14.293203	13.230861	-7.43%	4,157
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	11.249891	12.178155	8.25%	75,509
2016	9.995896	11.249891	12.55%	21,085
2015	10.896211	9.995896	-8.26%	9,524
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.553633	13.456257	7.19%	44,754
2016	11.338036	12.553633	10.72%	14,805
2015	11.922581	11.338036	-4.90%	4,423
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.558612	9.616369	0.60%	173,675
2016	9.407729	9.558612	1.60%	76,738
2015*	10.000000	9.407729	-5.92%	36,692
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.082958	11.257133	11.65%	0
2016	9.790725	10.082958	2.98%	0
2015	10.532375	9.790725	-7.04%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.752931	9.747338	-0.06%	27,166
2016	9.786976	9.752931	-0.35%	23,952
2015	9.972225	9.786976	-1.86%	7,111
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	6.348060	6.811466	7.30%	63,034
2016	7.545582	6.348060	-15.87%	67,760
2015	7.765163	7.545582	-2.83%	19,823
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	14.426927	16.354942	13.36%	3,259
2016	14.521295	14.426927	-0.65%	1,414
2015	14.529476	14.521295	-0.06%	1,455

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.183628	9.397651	2.33%	17,918
2016	9.349468	9.183628	-1.77%	11,307
2015	9.300660	9.349468	0.52%	4,760
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.843423	11.755137	8.41%	26,614
2016	9.851407	10.843423	10.07%	15,494
2015	10.440597	9.851407	-5.64%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2017	10.660559	12.451095	16.80%	142,104
2016	9.479086	10.660559	12.46%	102,651
2015*	10.000000	9.479086	-5.21%	14,799
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	9.085653	11.005956	21.14%	8,154
2016	9.269571	9.085653	-1.98%	3,956
2015*	10.000000	9.269571	-7.30%	1,516
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.299763	13.191310	16.74%	35,291
2016	11.749949	11.299763	-3.83%	9,969
2015	12.988838	11.749949	-9.54%	8,378
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	10.446268	9.007116	-13.78%	40,936
2016	7.865754	10.446268	32.81%	18,335
2015*	10.000000	7.865754	-21.34%	1,387
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	10.134195	11.816848	16.60%	124,942
2016	9.841784	10.134195	2.97%	52,017
2015*	10.000000	9.841784	-1.58%	1,946
Janus Henderson VIT Enterprise Portfolio: Service Shares - Q/NQ
2017	10.696222	13.417283	25.44%	82,360
2016	9.666683	10.696222	10.65%	55,514
2015*	10.000000	9.666683	-3.33%	18,621
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	10.022610	10.224353	2.01%	79,686
2016	9.933555	10.022610	0.90%	79,085
2015*	10.000000	9.933555	-0.66%	25,613
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	11.285367	16.142147	43.04%	100,439
2016	10.042545	11.285367	12.38%	45,397
2015*	10.000000	10.042545	0.43%	10,002

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2017	9.907410	11.426420	15.33%	0
2016	9.484060	9.907410	4.46%	0
2015*	10.000000	9.484060	-5.16%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2017	10.121381	11.159748	10.26%	7,599
2016	9.655528	10.121381	4.82%	3,445
2015*	10.000000	9.655528	-3.44%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.714530	10.995094	26.17%	76,151
2016	7.309965	8.714530	19.21%	48,258
2015	9.264351	7.309965	-21.10%	23,664
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2017	9.218718	10.553899	14.48%	42,358
2016	9.253139	9.218718	-0.37%	34,795
2015*	10.000000	9.253139	-7.47%	15,252
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2017	9.764406	11.942399	22.31%	34,421
2016	9.373442	9.764406	4.17%	29,043
2015*	10.000000	9.373442	-6.27%	11,328
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.278948	11.000662	7.02%	23,783
2016	9.027551	10.278948	13.86%	14,511
2015	9.738397	9.027551	-7.30%	8,586
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2017	10.078847	10.165934	0.86%	81,446
2016	9.868867	10.078847	2.13%	39,210
2015*	10.000000	9.868867	-1.31%	502
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	10.185377	10.441764	2.52%	42,276
2016	9.897252	10.185377	2.91%	34,029
2015*	10.000000	9.897252	-1.03%	5,537
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.931856	12.042237	10.16%	18,366
2016*	10.000000	10.931856	9.32%	4,044
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2017	9.235654	10.437165	13.01%	52,403
2016	8.411830	9.235654	9.79%	28,824
2015*	10.000000	8.411830	-15.88%	8,803

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2017	10.219974	12.152431	18.91%	52,616
2016	9.571690	10.219974	6.77%	46,754
2015*	10.000000	9.571690	-4.28%	21,247
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	11.332547	12.369676	9.15%	5,147
2016	10.833418	11.332547	4.61%	3,440
2015	11.256491	10.833418	-3.76%	314
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	10.004714	12.523459	25.18%	179,956
2016	9.761165	10.004714	2.50%	125,258
2015*	10.000000	9.761165	-2.39%	18,882
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2017	10.649543	11.920868	11.94%	65,403
2016	9.320300	10.649543	14.26%	26,397
2015*	10.000000	9.320300	-6.80%	9,078
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.685336	12.639401	8.16%	64,611
2016	10.706056	11.685336	9.15%	33,496
2015	10.976065	10.706056	-2.46%	17,991
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.234426	11.368932	11.09%	88,345
2016	9.018969	10.234426	13.48%	25,699
2015	10.611181	9.018969	-15.01%	8,742
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.993003	12.986632	8.29%	96,590
2016	11.782604	11.993003	1.79%	67,515
2015	12.109521	11.782604	-2.70%	25,912
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	11.019199	12.612773	14.46%	2,756
2016	10.582558	11.019199	4.13%	0
2015	11.470976	10.582558	-7.74%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	11.334427	12.131477	7.03%	69,771
2016	9.552505	11.334427	18.65%	34,550
2015*	10.000000	9.552505	-4.47%	11,779
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.403147	16.461635	14.29%	215,623
2016	13.387501	14.403147	7.59%	120,258
2015	13.431656	13.387501	-0.33%	17,847

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.125818	10.315529	1.87%	68,883
2016	9.993942	10.125818	1.32%	45,264
2015*	10.000000	9.993942	-0.06%	10,776
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	9.589744	12.396599	29.27%	139,378
2016	9.697551	9.589744	-1.11%	66,795
2015*	10.000000	9.697551	-3.02%	23,177
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	10.631673	13.410857	26.14%	210,606
2016	9.876167	10.631673	7.65%	74,080
2015*	10.000000	9.876167	-1.24%	17,210
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	10.604727	12.762415	20.35%	253,963
2016	9.671687	10.604727	9.65%	80,007
2015*	10.000000	9.671687	-3.28%	6,731
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	10.634536	12.353347	16.16%	31,955
2016	9.163811	10.634536	16.05%	13,679
2015*	10.000000	9.163811	-8.36%	2,728
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.430999	11.024698	16.90%	11,739
2016	9.278864	9.430999	1.64%	11,784
2015*	10.000000	9.278864	-7.21%	8,117
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.663071	11.235981	5.37%	42,692
2016	9.463452	10.663071	12.68%	17,865
2015	9.844790	9.463452	-3.87%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.010506	13.558649	23.14%	14,101
2016*	10.000000	11.010506	10.11%	5,291
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	10.545735	12.320488	16.83%	6,027
2016	9.703351	10.545735	8.68%	6,327
2015*	10.000000	9.703351	-2.97%	4,501
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	10.054393	10.233758	1.78%	220,830
2016	9.961155	10.054393	0.94%	116,684
2015	10.078068	9.961155	-1.16%	7,921

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	15.557615	18.396221	18.25%	9,270
2016	14.545436	15.557615	6.96%	124
2015	15.000094	14.545436	-3.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.317358	14.728843	10.60%	6,362
2016	12.715589	13.317358	4.73%	5,508
2015	13.021013	12.715589	-2.35%	2,915
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	14.442041	16.507889	14.30%	10,778
2016	13.633536	14.442041	5.93%	4,974
2015	13.999116	13.633536	-2.61%	2,864
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.674918	12.256273	4.98%	38,863
2016	11.306706	11.674918	3.26%	2,553
2015	11.540318	11.306706	-2.02%	4,357
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.212910	11.568986	13.28%	0
2016	9.802379	10.212910	4.19%	0
2015	10.377084	9.802379	-5.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.159947	11.812355	16.26%	0
2016	9.691344	10.159947	4.84%	0
2015	10.322382	9.691344	-6.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.892008	15.627342	12.49%	42,582
2016	13.185860	13.892008	5.36%	11,270
2015	13.503459	13.185860	-2.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	14.819015	17.269895	16.54%	2,531
2016	13.954351	14.819015	6.20%	1,558
2015	14.354570	13.954351	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.823197	13.908162	8.46%	2,751
2016	12.256511	12.823197	4.62%	3,023
2015	12.551643	12.256511	-2.35%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.210347	10.499183	2.83%	27,846
2016	9.851371	10.210347	3.64%	25,666
2015*	10.000000	9.851371	-1.49%	4,886

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.873805	11.137126	2.42%	20,064
2016	10.660990	10.873805	2.00%	11,889
2015	10.857570	10.660990	-1.81%	974
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.634831	14.701455	16.36%	5,795
2016	11.492135	12.634831	9.94%	2,488
2015	12.023307	11.492135	-4.42%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	12.083552	13.576634	12.36%	2,912
2016	11.255285	12.083552	7.36%	3,067
2015	11.608009	11.255285	-3.04%	3,067
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	9.006268	12.553965	39.39%	5,909
2016	8.489666	9.006268	6.09%	2,489
2015*	10.000000	8.489666	-15.10%	545
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2017	9.883156	9.933791	0.51%	53,485
2016	9.965041	9.883156	-0.82%	36,539
2015*	10.000000	9.965041	-0.35%	5,766
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	9.118737	9.019954	-1.08%	262,777
2016	9.238323	9.118737	-1.29%	95,284
2015	9.359994	9.238323	-1.30%	18,409
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	9.083191	11.392814	25.43%	27,646
2016	9.144556	9.083191	-0.67%	1,336
2015*	10.000000	9.144556	-8.55%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.476146	11.680940	23.27%	179,954
2016	9.512833	9.476146	-0.39%	59,649
2015	9.731500	9.512833	-2.25%	16,521
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.931103	12.777833	16.89%	4,403
2016	10.116841	10.931103	8.05%	1,357
2015	10.353432	10.116841	-2.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.603302	11.630760	9.69%	48,083
2016	10.105663	10.603302	4.92%	25,279
2015	10.256589	10.105663	-1.47%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.788280	12.225302	13.32%	15,102
2016	10.144850	10.788280	6.34%	4,183
2015	10.333432	10.144850	-1.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.348013	10.794277	4.31%	19,273
2016	10.055211	10.348013	2.91%	18,950
2015	10.160740	10.055211	-1.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.338878	11.636679	12.55%	3,242
2016	9.909099	10.338878	4.34%	2,924
2015	10.375923	9.909099	-4.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.375256	11.977883	15.45%	4,032
2016	9.828393	10.375256	5.56%	567
2015	10.367902	9.828393	-5.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.736754	11.967483	11.46%	571,811
2016	10.152590	10.736754	5.75%	125,322
2015	10.320853	10.152590	-1.63%	66,278
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.831326	12.474012	15.17%	178,056
2016	10.115641	10.831326	7.08%	86,980
2015	10.324221	10.115641	-2.02%	59,318
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.553639	11.376336	7.80%	88,233
2016	10.115388	10.553639	4.33%	65,345
2015	10.251759	10.115388	-1.33%	4,564
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.019441	12.566516	25.42%	61,007
2016	9.824450	10.019441	1.98%	32,284
2015*	10.000000	9.824450	-1.76%	6,463
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.305377	11.957234	16.03%	13,072
2016	9.618593	10.305377	7.14%	3,632
2015*	10.000000	9.618593	-3.81%	2,803
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.410714	12.505239	20.12%	39,274
2016	9.584676	10.410714	8.62%	14,260
2015*	10.000000	9.584676	-4.15%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.566793	13.218336	14.28%	311,170
2016	9.742112	11.566793	18.73%	152,792
2015	10.127068	9.742112	-3.80%	30,478
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	10.095545	10.595567	4.95%	63,363
2016	9.414136	10.095545	7.24%	31,685
2015	9.822020	9.414136	-4.15%	15,957
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	12.457902	15.436437	23.91%	2,530
2016	12.941422	12.457902	-3.74%	0
2015	13.198274	12.941422	-1.95%	983
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.722305	10.549332	20.95%	7,023
2016	8.417554	8.722305	3.62%	1,552
2015	9.010075	8.417554	-6.58%	1,756
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	17.433999	22.349595	28.20%	4,207
2016	17.318346	17.433999	0.67%	2,265
2015	17.013978	17.318346	1.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	17.491739	19.744521	12.88%	14,597
2016	15.271161	17.491739	14.54%	2,055
2015	16.022938	15.271161	-4.69%	1,076
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	17.284322	21.755719	25.87%	21,209
2016	16.511497	17.284322	4.68%	2,993
2015	16.787005	16.511497	-1.64%	3,152
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	20.547867	23.088223	12.36%	32,877
2016	17.703119	20.547867	16.07%	10,970
2015	18.469249	17.703119	-4.15%	3,538
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	9.532396	11.727779	23.03%	23,740
2016	8.937412	9.532396	6.66%	8,064
2015*	10.000000	8.937412	-10.63%	6,355
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	11.423206	12.262047	7.34%	42,412
2016	9.213334	11.423206	23.99%	9,253
2015*	10.000000	9.213334	-7.87%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	11.056596	12.353734	11.73%	18,609
2016	9.141093	11.056596	20.95%	8,433
2015*	10.000000	9.141093	-8.59%	3,282
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	10.459561	12.414057	18.69%	4,385
2016	9.533233	10.459561	9.72%	19,288
2015*	10.000000	9.533233	-4.67%	2,677
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.653900	12.209458	4.77%	24,045
2016	11.016339	11.653900	5.79%	3,518
2015	11.831126	11.016339	-6.89%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	11.129987	13.350904	19.95%	1,094,672
2016	10.098224	11.129987	10.22%	527,068
2015	10.113596	10.098224	-0.15%	127,980
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.919956	9.945967	0.26%	69,651
2016	9.805934	9.919956	1.16%	36,411
2015	9.969091	9.805934	-1.64%	24,016
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.438812	12.891639	12.70%	181,799
2016	9.587979	11.438812	19.30%	94,805
2015	10.212853	9.587979	-6.12%	19,644
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	8.873882	10.748693	21.13%	30,996
2016	8.891284	8.873882	-0.20%	16,330
2015*	10.000000	8.891284	-11.09%	14,363
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.228024	9.716959	5.30%	20,430
2016	9.409915	9.228024	-1.93%	5,227
2015	10.041986	9.409915	-6.29%	969
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.609629	15.621103	34.55%	23,948
2016	11.780632	11.609629	-1.45%	6,419
2015	11.513000	11.780632	2.32%	1,893
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	9.144308	11.412658	24.81%	52,987
2016	9.523017	9.144308	-3.98%	38,701
2015*	10.000000	9.523017	-4.77%	13,412

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	10.388739	11.680448	12.43%	96,115
2016	8.944516	10.388739	16.15%	55,305
2015*	10.000000	8.944516	-10.55%	16,745
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.573146	11.832271	11.91%	5,166
2016	9.487639	10.573146	11.44%	493
2015	10.585173	9.487639	-10.37%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.526164	6.573432	0.72%	12,789
2016	5.755869	6.526164	13.38%	6,147
2015	7.844966	5.755869	-26.63%	2,356
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.772344	13.839724	8.36%	6,284
2016	11.429866	12.772344	11.75%	2,334
2015	11.860952	11.429866	-3.63%	1,866
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.097902	0.98%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.283739	11.240032	9.30%	11,970
2016	10.124850	10.283739	1.57%	3,937
2015	11.051177	10.124850	-8.38%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.379448	3.79%	27,488
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.013583	10.111606	0.98%	84,780
2016	9.919977	10.013583	0.94%	20,056
2015*	10.000000	9.919977	-0.80%	7,925
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.775420	11.148048	3.46%	112,241
2016	10.642012	10.775420	1.25%	95,108
2015	10.746116	10.642012	-0.97%	16,375
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	10.103160	10.461387	3.55%	8,548
2016	9.782649	10.103160	3.28%	5,866
2015	10.091923	9.782649	-3.06%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017	10.532648	12.347757	17.23%	108,227
2016	9.389843	10.532648	12.17%	61,912
2015*	10.000000	9.389843	-6.10%	12,102

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	8.066365	10.135911	25.66%	206,894
2016	9.153138	8.066365	-11.87%	125,650
2015*	10.000000	9.153138	-8.47%	36,230
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.948871	10.071692	1.23%	19,327
2016	9.839243	9.948871	1.11%	11,518
2015	10.059893	9.839243	-2.19%	3,965
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	9.800551	9.482791	-3.24%	78,487
2016	6.923553	9.800551	41.55%	50,131
2015*	10.000000	6.923553	-30.76%	23,720
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.799541	8.00%	1,927

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.736343	9.524635	-2.17%	4,585
2016	7.009542	9.736343	38.90%	2,811
2015	11.446637	7.009542	-38.76%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.634390	13.109815	23.28%	3,602
2016	9.983601	10.634390	6.52%	3,178
2015	10.255280	9.983601	-2.65%	3,926
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.271020	10.504785	2.28%	26,714
2016	9.973602	10.271020	2.98%	16,198
2015	10.365942	9.973602	-3.78%	4,695
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2017	11.201532	12.896452	15.13%	78,055
2016	9.582104	11.201532	16.90%	72,952
2015*	10.000000	9.582104	-4.18%	498
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.760789	10.847402	11.13%	72,118
2016	9.533189	9.760789	2.39%	61,651
2015	9.840049	9.533189	-3.12%	11,471
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.437619	14.175000	23.93%	8,336
2016	11.383359	11.437619	0.48%	7,974
2015	11.541366	11.383359	-1.37%	5,904
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2017	9.082457	11.818039	30.12%	19,646
2016	8.919499	9.082457	1.83%	4,211
2015*	10.000000	8.919499	-10.81%	0
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2017	9.605892	12.230473	27.32%	19,021
2016	9.269543	9.605892	3.63%	6,812
2015*	10.000000	9.269543	-7.30%	3,136
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.133703	12.795115	14.92%	24,055
2016*	10.000000	11.133703	11.34%	19,739
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.427577	13.940937	12.18%	94,366
2016	12.135418	12.427577	2.41%	40,323
2015	12.425875	12.135418	-2.34%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.381371	10.966555	5.64%	76,336
2016	9.327382	10.381371	11.30%	20,938
2015*	10.000000	9.327382	-6.73%	10,972
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.874806	10.054196	1.82%	8,760
2016*	10.000000	9.874806	-1.25%	1,151
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.112224	1.12%	21,271
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.203867	2.04%	4,185
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	11.809018	13.019851	10.25%	28,382
2016	9.131549	11.809018	29.32%	17,076
2015*	10.000000	9.131549	-8.68%	210
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.897741	13.502950	13.49%	22,243
2016	10.468677	11.897741	13.65%	21,438
2015	10.885861	10.468677	-3.83%	15,809
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.294494	10.505512	2.05%	54,829
2016	9.578137	10.294494	7.48%	15,246
2015*	10.000000	9.578137	-4.22%	6,045
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.208559	11.694230	14.55%	102,241
2016	9.672806	10.208559	5.54%	23,896
2015*	10.000000	9.672806	-3.27%	83
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.258405	12.951879	15.04%	30,580
2016*	10.000000	11.258405	12.58%	14,704
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.183920	13.544811	33.00%	77,516
2016	10.266438	10.183920	-0.80%	12,088
2015*	10.000000	10.266438	2.66%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.972021	10.230474	2.59%	69,124
2016*	10.000000	9.972021	-0.28%	11,126

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	10.831973	11.089174	2.37%	33,180
2016	10.410819	10.831973	4.05%	9,547
2015*	10.000000	10.410819	4.11%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.188378	10.809614	6.10%	38,688
2016	9.560871	10.188378	6.56%	14,468
2015	9.883047	9.560871	-3.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	14.730793	16.273284	10.47%	8,370
2016	13.192926	14.730793	11.66%	8,723
2015	14.259458	13.192926	-7.48%	783
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	11.229006	12.149407	8.20%	29,207
2016	9.982373	11.229006	12.49%	18,035
2015	10.886999	9.982373	-8.31%	3,894
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.530370	13.424536	7.14%	6,914
2016	11.322737	12.530370	10.67%	4,861
2015	11.912527	11.322737	-4.95%	4,282
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.550559	9.603419	0.55%	192,451
2016	9.404543	9.550559	1.55%	97,659
2015*	10.000000	9.404543	-5.95%	16,971
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.066957	11.233606	11.59%	3,231
2016	9.780130	10.066957	2.93%	3,231
2015	10.526309	9.780130	-7.09%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.742346	9.731851	-0.11%	23,019
2016	9.781315	9.742346	-0.40%	4,521
2015	9.971520	9.781315	-1.91%	1,225
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	6.322206	6.780292	7.25%	58,723
2016	7.518647	6.322206	-15.91%	53,641
2015	7.741365	7.518647	-2.88%	9,479
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	14.320101	16.225642	13.31%	112
2016	14.421061	14.320101	-0.70%	112
2015	14.436493	14.421061	-0.11%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.132173	9.340280	2.28%	598
2016	9.301790	9.132173	-1.82%	573
2015	9.257923	9.301790	0.47%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.826222	11.730568	8.35%	16,932
2016	9.840743	10.826222	10.01%	28,086
2015	10.434574	9.840743	-5.69%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2017	10.652643	12.435571	16.74%	75,735
2016	9.476837	10.652643	12.41%	46,612
2015*	10.000000	9.476837	-5.23%	14,182
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	9.078899	10.992225	21.07%	2,236
2016	9.267368	9.078899	-2.03%	0
2015*	10.000000	9.267368	-7.33%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.261676	13.140224	16.68%	8,618
2016	11.716264	11.261676	-3.88%	8,052
2015	12.958176	11.716264	-9.58%	901
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	10.438502	8.995872	-13.82%	4,369
2016	7.863882	10.438502	32.74%	2,307
2015*	10.000000	7.863882	-21.36%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	10.126663	11.802102	16.54%	37,060
2016	9.839444	10.126663	2.92%	31,553
2015*	10.000000	9.839444	-1.61%	444
Janus Henderson VIT Enterprise Portfolio: Service Shares - Q/NQ
2017	10.688272	13.400545	25.38%	22,847
2016	9.664379	10.688272	10.59%	8,887
2015*	10.000000	9.664379	-3.36%	4,086
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	10.015160	10.211600	1.96%	48,170
2016	9.931190	10.015160	0.85%	21,198
2015*	10.000000	9.931190	-0.69%	4,576
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	11.276982	16.122020	42.96%	12,728
2016	10.040155	11.276982	12.32%	6,489
2015*	10.000000	10.040155	0.40%	248

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2017	9.900056	11.412171	15.27%	13,038
2016	9.481799	9.900056	4.41%	9,298
2015*	10.000000	9.481799	-5.18%	7,022
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2017	10.113872	11.145845	10.20%	27,339
2016	9.653241	10.113872	4.77%	22,314
2015*	10.000000	9.653241	-3.47%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.698337	10.969114	26.11%	40,729
2016	7.300082	8.698337	19.15%	31,708
2015	9.256522	7.300082	-21.14%	4,346
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2017	9.211867	10.540734	14.43%	4,792
2016	9.250941	9.211867	-0.42%	5,553
2015*	10.000000	9.250941	-7.49%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2017	9.757151	11.927500	22.24%	18,815
2016	9.371213	9.757151	4.12%	11,753
2015*	10.000000	9.371213	-6.29%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.259841	10.974658	6.97%	32,163
2016	9.015332	10.259841	13.80%	21,998
2015	9.730170	9.015332	-7.35%	7,514
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2017	10.071365	10.153247	0.81%	146,107
2016	9.866520	10.071365	2.08%	137,126
2015*	10.000000	9.866520	-1.33%	15,010
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	10.177809	10.428741	2.47%	20,002
2016	9.894903	10.177809	2.86%	20,334
2015*	10.000000	9.894903	-1.05%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.928201	12.032139	10.10%	7,729
2016*	10.000000	10.928201	9.28%	355
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2017	9.228791	10.424131	12.95%	10,538
2016	8.409833	9.228791	9.74%	9,805
2015*	10.000000	8.409833	-15.90%	4,154

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2017	10.212399	12.137302	18.85%	5,300
2016	9.569425	10.212399	6.72%	5,231
2015*	10.000000	9.569425	-4.31%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	11.300076	12.328010	9.10%	245
2016	10.807831	11.300076	4.55%	221
2015	11.235582	10.807831	-3.81%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	9.997285	12.507852	25.11%	76,366
2016	9.758852	9.997285	2.44%	28,500
2015*	10.000000	9.758852	-2.41%	3,203
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2017	10.641640	11.906002	11.88%	19,436
2016	9.318086	10.641640	14.20%	12,319
2015*	10.000000	9.318086	-6.82%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.651891	12.596866	8.11%	59,327
2016	10.680794	11.651891	9.09%	31,929
2015	10.955720	10.680794	-2.51%	6,697
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.220605	11.347856	11.03%	17,299
2016	9.011340	10.220605	13.42%	18,879
2015	10.607590	9.011340	-15.05%	1,287
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.958627	12.942866	8.23%	95,772
2016	11.754760	11.958627	1.73%	63,004
2015	12.087033	11.754760	-2.75%	10,784
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.987635	12.570294	14.40%	0
2016	10.557589	10.987635	4.07%	0
2015	11.449705	10.557589	-7.79%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	11.325998	12.116331	6.98%	20,573
2016	9.550231	11.325998	18.59%	19,511
2015*	10.000000	9.550231	-4.50%	5,276
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.361903	16.406214	14.23%	153,734
2016	13.355912	14.361903	7.53%	85,525
2015	13.406742	13.355912	-0.38%	25,623

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.118286	10.302642	1.82%	66,560
2016	9.991561	10.118286	1.27%	29,232
2015*	10.000000	9.991561	-0.08%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	9.582630	12.381149	29.20%	105,329
2016	9.695250	9.582630	-1.16%	56,398
2015*	10.000000	9.695250	-3.05%	11,218
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	10.623772	13.394129	26.08%	127,792
2016	9.873815	10.623772	7.60%	46,076
2015*	10.000000	9.873815	-1.26%	1,759
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	10.596842	12.746494	20.29%	120,021
2016	9.669386	10.596842	9.59%	27,518
2015*	10.000000	9.669386	-3.31%	7,647
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	10.626630	12.337937	16.10%	11,207
2016	9.161633	10.626630	15.99%	3,719
2015*	10.000000	9.161633	-8.38%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.424010	11.010968	16.84%	579
2016	9.276671	9.424010	1.59%	10,609
2015*	10.000000	9.276671	-7.23%	9,730
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.648584	11.215055	5.32%	13,040
2016	9.455373	10.648584	12.62%	2,126
2015	9.841374	9.455373	-3.92%	630
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.006819	13.547260	23.08%	20,007
2016*	10.000000	11.006819	10.07%	10,092
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	10.537903	12.305126	16.77%	2,717
2016	9.701045	10.537903	8.63%	2,895
2015*	10.000000	9.701045	-2.99%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	10.043519	10.217521	1.73%	108,502
2016	9.955408	10.043519	0.89%	73,662
2015	10.077356	9.955408	-1.21%	19,880

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	15.505192	18.324984	18.19%	0
2016	14.503757	15.505192	6.90%	0
2015	14.964704	14.503757	-3.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.272520	14.671838	10.54%	44,822
2016	12.679183	13.272520	4.68%	37,990
2015	12.990313	12.679183	-2.40%	835
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	14.393392	16.443969	14.25%	7,806
2016	13.594478	14.393392	5.88%	1,863
2015	13.966085	13.594478	-2.66%	780
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.635597	12.208826	4.93%	8,095
2016	11.274317	11.635597	3.20%	4,455
2015	11.513093	11.274317	-2.07%	71
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.196723	11.544821	13.22%	2,917
2016	9.791784	10.196723	4.14%	3,560
2015	10.371109	9.791784	-5.59%	4,029
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.143811	11.787649	16.21%	1,368
2016	9.680843	10.143811	4.78%	207
2015	10.316430	9.680843	-6.16%	209
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.845176	15.566799	12.43%	11,806
2016	13.148061	13.845176	5.30%	522
2015	13.471578	13.148061	-2.40%	173
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	14.769083	17.203010	16.48%	1,267
2016	13.914357	14.769083	6.14%	769
2015	14.320688	13.914357	-2.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.780005	13.854317	8.41%	15,049
2016	12.221407	12.780005	4.57%	14,095
2015	12.522038	12.221407	-2.40%	717
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.202760	10.486082	2.78%	9,778
2016	9.849030	10.202760	3.59%	4,555
2015*	10.000000	9.849030	-1.51%	556

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.842665	11.099610	2.37%	2,682
2016	10.635835	10.842665	1.94%	1,446
2015	10.837430	10.635835	-1.86%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.609503	14.664579	16.30%	25,779
2016	11.474898	12.609503	9.89%	0
2015	12.011364	11.474898	-4.47%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	12.059324	13.542573	12.30%	0
2016	11.238393	12.059324	7.30%	0
2015	11.596463	11.238393	-3.09%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	8.999567	12.538290	39.32%	52,984
2016	8.487648	8.999567	6.03%	1,331
2015*	10.000000	8.487648	-15.12%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2017	9.875811	9.921394	0.46%	36,492
2016	9.962668	9.875811	-0.87%	10,024
2015*	10.000000	9.962668	-0.37%	3,038
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	9.086204	8.983238	-1.13%	352,779
2016	9.210025	9.086204	-1.34%	137,668
2015	9.336057	9.210025	-1.35%	18,956
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	9.076451	11.378624	25.36%	35,914
2016	9.142385	9.076451	-0.72%	9,744
2015*	10.000000	9.142385	-8.58%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.465895	11.662409	23.20%	126,791
2016	9.507345	9.465895	-0.44%	13,903
2015	9.730813	9.507345	-2.30%	8,730
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.916261	12.754044	16.84%	10,729
2016	10.108209	10.916261	7.99%	13,204
2015	10.349838	10.108209	-2.33%	10,366
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.588917	11.609126	9.63%	66,836
2016	10.097048	10.588917	4.87%	56,559
2015	10.253031	10.097048	-1.52%	672

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.773643	12.202552	13.26%	36,187
2016	10.136196	10.773643	6.29%	25,729
2015	10.329850	10.136196	-1.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.333964	10.774173	4.26%	334,097
2016	10.046635	10.333964	2.86%	231,495
2015	10.157218	10.046635	-1.09%	2,597
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.322474	11.612342	12.50%	0
2016	9.898374	10.322474	4.28%	0
2015	10.369952	9.898374	-4.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.358799	11.952851	15.39%	43,381
2016	9.817755	10.358799	5.51%	118,249
2015	10.361931	9.817755	-5.25%	20,945
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.722186	11.945217	11.41%	314,304
2016	10.143936	10.722186	5.70%	252,121
2015	10.317276	10.143936	-1.68%	52,449
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.816609	12.450782	15.11%	109,978
2016	10.107003	10.816609	7.02%	50,259
2015	10.320640	10.107003	-2.07%	17,138
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.539325	11.355168	7.74%	297,509
2016	10.106768	10.539325	4.28%	166,052
2015	10.248209	10.106768	-1.38%	51,548
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.012004	12.550838	25.36%	83,835
2016	9.822114	10.012004	1.93%	26,477
2015*	10.000000	9.822114	-1.78%	10,052
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.297730	11.942328	15.97%	8,326
2016	9.616304	10.297730	7.09%	0
2015*	10.000000	9.616304	-3.84%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.402966	12.489627	20.06%	0
2016	9.582390	10.402966	8.56%	0
2015*	10.000000	9.582390	-4.18%	14,490

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.554272	13.197355	14.22%	80,418
2016	9.736481	11.554272	18.67%	22,188
2015	10.126351	9.736481	-3.85%	9,092
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	10.076820	10.570570	4.90%	53,672
2016	9.401421	10.076820	7.18%	19,279
2015	9.813725	9.401421	-4.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	12.415948	15.376708	23.85%	1,354
2016	12.904358	12.415948	-3.78%	406
2015	13.167135	12.904358	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.710444	10.529668	20.89%	776
2016	8.410359	8.710444	3.57%	2,041
2015	9.006941	8.410359	-6.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	17.375274	22.263073	28.13%	1,065
2016	17.268737	17.375274	0.62%	0
2015	16.973837	17.268737	1.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	17.432825	19.668088	12.82%	8,568
2016	15.227403	17.432825	14.48%	9,166
2015	15.985121	15.227403	-4.74%	2,532
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	17.226107	21.671499	25.81%	11,572
2016	16.464205	17.226107	4.63%	2,715
2015	16.747403	16.464205	-1.69%	319
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	20.478619	22.998798	12.31%	22,570
2016	17.652375	20.478619	16.01%	5,896
2015	18.425660	17.652375	-4.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	9.525314	11.713155	22.97%	1,284
2016	8.935287	9.525314	6.60%	1,551
2015*	10.000000	8.935287	-10.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	11.414725	12.246753	7.29%	31,000
2016	9.211153	11.414725	23.92%	6,332
2015*	10.000000	9.211153	-7.89%	212

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	11.048416	12.338348	11.68%	1,776
2016	9.138930	11.048416	20.89%	559
2015*	10.000000	9.138930	-8.61%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	10.451793	12.398586	18.63%	0
2016	9.530971	10.451793	9.66%	0
2015*	10.000000	9.530971	-4.69%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.632291	12.180662	4.71%	30,607
2016	11.001460	11.632291	5.73%	9,221
2015	11.821126	11.001460	-6.93%	482
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	11.117956	13.329741	19.89%	435,832
2016	10.092399	11.117956	10.16%	188,349
2015	10.112883	10.092399	-0.20%	33,745
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.891558	9.912485	0.21%	22,827
2016	9.782784	9.891558	1.11%	7,436
2015	9.950603	9.782784	-1.69%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.426427	12.871174	12.64%	105,547
2016	9.582428	11.426427	19.24%	12,627
2015	10.212130	9.582428	-6.17%	3,813
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	8.867293	10.735277	21.07%	2,070
2016	8.889174	8.867293	-0.25%	390
2015*	10.000000	8.889174	-11.11%	221
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.218033	9.701537	5.25%	521
2016	9.404472	9.218033	-1.98%	521
2015	10.041273	9.404472	-6.34%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.588083	15.584242	34.49%	2,985
2016	11.764707	11.588083	-1.50%	885
2015	11.503274	11.764707	2.27%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	9.137531	11.398442	24.74%	8,069
2016	9.520757	9.137531	-4.03%	3,076
2015*	10.000000	9.520757	-4.79%	78

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	10.381035	11.665888	12.38%	49,965
2016	8.942393	10.381035	16.09%	13,656
2015*	10.000000	8.942393	-10.58%	12,620
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.542836	11.792382	11.85%	39,812
2016	9.465217	10.542836	11.39%	44,841
2015	10.565506	9.465217	-10.41%	2,910
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.504161	6.547962	0.67%	2,467
2016	5.739372	6.504161	13.33%	0
2015	7.826466	5.739372	-26.67%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.729307	13.786121	8.30%	1,219
2016	11.397110	12.729307	11.69%	2,032
2015	11.832952	11.397110	-3.68%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.094510	0.95%	114
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.249057	11.196459	9.24%	0
2016	10.095801	10.249057	1.52%	136
2015	11.025047	10.095801	-8.43%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.375963	3.76%	12,676
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.006133	10.098969	0.93%	50,571
2016	9.917621	10.006133	0.89%	19,920
2015*	10.000000	9.917621	-0.82%	1,006
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.744528	11.110477	3.41%	80,744
2016	10.616869	10.744528	1.20%	40,627
2015	10.726161	10.616869	-1.02%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	10.087112	10.439498	3.49%	3,507
2016	9.772042	10.087112	3.22%	2,356
2015	10.086102	9.772042	-3.11%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017	10.524818	12.332343	17.17%	10,295
2016	9.387605	10.524818	12.11%	1,232
2015*	10.000000	9.387605	-6.12%	420

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	8.060360	10.123264	25.59%	65,551
2016	9.150955	8.060360	-11.92%	22,060
2015*	10.000000	9.150955	-8.49%	10,001
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.933104	10.050638	1.18%	24,928
2016	9.828603	9.933104	1.06%	12,050
2015	10.054109	9.828603	-2.24%	4,428
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	9.793267	9.470962	-3.29%	70,871
2016	6.921903	9.793267	41.48%	35,487
2015*	10.000000	6.921903	-30.78%	6,489
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.795912	7.96%	13,245

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.720846	9.504668	-2.22%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.622868	13.088986	23.22%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.241566	10.469368	2.22%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2017	11.193216	12.880361	15.07%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.750217	10.830175	11.08%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.416349	14.141496	23.87%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2017	9.075714	11.803306	30.05%	0
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2017	9.598754	12.215212	27.26%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.129978	12.784372	14.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.385707	13.886958	12.12%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.373486	10.952693	5.58%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.871500	10.045751	1.77%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.108820	1.09%	46,039
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.200443	2.00%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	11.800240	13.003593	10.20%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.881684	13.477918	13.43%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.285782	10.491312	2.00%	27,739

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.200957	11.679617	14.50%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.254640	12.941018	14.98%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.175300	13.526516	32.93%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.968679	10.221874	2.54%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	10.823949	11.075359	2.32%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.177351	10.792465	6.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	14.681163	16.210262	10.42%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	11.208167	12.120740	8.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.507085	13.392816	7.08%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.542503	9.590464	0.50%	60,403
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.050970	11.210098	11.53%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.731782	9.716402	-0.16%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	6.296465	6.749277	7.19%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	14.214008	16.097291	13.25%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.080995	9.283242	2.23%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.809024	11.706008	8.30%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2017	10.644730	12.420057	16.68%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	9.072161	10.978519	21.01%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.223703	13.089293	16.62%	0
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	10.430745	8.984638	-13.86%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	10.119137	11.787362	16.49%	0
Janus Henderson VIT Enterprise Portfolio: Service Shares - Q/NQ
2017	10.680343	13.383844	25.31%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	10.007728	10.198858	1.91%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	11.268611	16.101926	42.89%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2017	9.892696	11.397922	15.22%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2017	10.106367	11.131941	10.15%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.682196	10.943252	26.04%	59,434
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2017	9.205021	10.527569	14.37%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2017	9.749908	11.912624	22.18%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.240791	10.948747	6.91%	26,638
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2017	10.063888	10.140581	0.76%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	10.170248	10.415719	2.41%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.924541	12.022028	10.05%	24,163
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2017	9.221933	10.411122	12.90%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2017	10.204806	12.122139	18.79%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	11.267672	12.286443	9.04%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	9.989866	12.492250	25.05%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2017	10.633735	11.891136	11.82%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.618453	12.554369	8.06%	69,594
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.206813	11.326816	10.97%	51,823
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.924345	12.899245	8.18%	63,830
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.956121	12.527916	14.35%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	11.317580	12.101212	6.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.320700	16.350882	14.18%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.110793	10.289819	1.77%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	9.575508	12.365706	29.14%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	10.615873	13.377413	26.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	10.588981	12.730597	20.22%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	10.618735	12.322543	16.05%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.417005	10.997228	16.78%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.634115	11.194157	5.27%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.003122	13.535871	23.02%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	10.530086	12.289781	16.71%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	10.032622	10.201282	1.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	15.452916	18.253974	18.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.227791	14.615002	10.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	14.344883	16.380273	14.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.596384	12.161540	4.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.180528	11.520657	13.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.127725	11.763015	16.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.798543	15.506527	12.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	14.719310	17.136375	16.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.736902	13.800612	8.35%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.195174	10.472989	2.72%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.811550	11.062167	2.32%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.584212	14.627777	16.24%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	12.035158	13.508603	12.24%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	8.992887	12.522668	39.25%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2017	9.868484	9.909021	0.41%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	9.053783	8.946655	-1.18%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	9.069714	11.364432	25.30%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.455639	11.643886	23.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.901413	12.730252	16.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.574520	11.587487	9.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.759005	12.179821	13.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.319918	10.754090	4.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.306081	11.588047	12.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.342356	11.927846	15.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.707602	11.922941	11.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.801904	12.427565	15.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.525001	11.334000	7.69%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.004576	12.535190	25.29%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.290071	11.927413	15.91%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.395239	12.474055	20.00%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.541773	13.176418	14.16%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	10.058108	10.545612	4.85%	27,672
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	12.374099	15.317129	23.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.698588	10.510013	20.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	17.316684	22.176804	28.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	17.374082	19.591911	12.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	17.168008	21.587504	25.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	20.409647	22.909760	12.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	9.518228	11.698531	22.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	11.406254	12.231478	7.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	11.040205	12.322953	11.62%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	10.444038	12.383129	18.57%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.610693	12.151903	4.66%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	11.105907	13.308565	19.83%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.863204	9.879083	0.16%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.414060	12.850740	12.59%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	8.860717	10.721916	21.01%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.208039	9.686123	5.19%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.566558	15.547442	34.42%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	9.130744	11.384222	24.68%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	10.373319	11.651324	12.32%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.512610	11.752650	11.80%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.482227	6.522575	0.62%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.686402	13.732714	8.25%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.091122	0.91%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.214466	11.153034	9.19%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.372474	3.72%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	9.998703	10.086365	0.88%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.713713	11.073007	3.35%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	10.071103	10.417664	3.44%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017	10.517008	12.316983	17.11%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	8.054362	10.110615	25.53%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.917305	10.029586	1.13%	23,244
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	9.785981	9.459130	-3.34%	49,331
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.792285	7.92%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.689973	9.464893	-2.32%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.599859	13.047441	23.09%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.182877	10.398839	2.12%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2017	11.176592	12.848248	14.96%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.729085	10.795778	10.96%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.373976	14.074768	23.75%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2017	9.062222	11.773857	29.92%	0
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2017	9.584484	12.184729	27.13%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.122514	12.762872	14.75%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.302282	13.779477	12.01%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.357727	10.924980	5.48%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.864876	10.028857	1.66%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.102021	1.02%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.193589	1.94%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	11.782697	12.971138	10.09%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.849602	13.427947	13.32%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.268384	10.462970	1.90%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.185797	11.650470	14.38%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.247098	12.919269	14.87%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.158088	13.489998	32.80%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.962000	10.204695	2.44%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	10.807870	11.047735	2.22%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.155305	10.758177	5.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	14.582257	16.084776	10.30%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	11.166554	12.063524	8.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.460678	13.329625	6.97%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.526380	9.564580	0.40%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.019050	11.163197	11.42%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.710725	9.685591	-0.26%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	6.245224	6.687588	7.08%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	14.004024	15.843459	13.14%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	8.979427	9.170127	2.12%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.774707	11.657053	8.19%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2017	10.628912	12.389055	16.56%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	9.058673	10.951113	20.89%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.148106	12.987990	16.50%	0
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	10.415198	8.962168	-13.95%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	10.104103	11.757968	16.37%	0
Janus Henderson VIT Enterprise Portfolio: Service Shares - Q/NQ
2017	10.664468	13.350440	25.19%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.992848	10.173399	1.81%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	11.251879	16.061778	42.75%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2017	9.878003	11.369499	15.10%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2017	10.091345	11.104158	10.04%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.649942	10.891574	25.91%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2017	9.191353	10.501312	14.25%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2017	9.735420	11.882906	22.06%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.202784	10.897087	6.81%	0
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2017	10.048929	10.115274	0.66%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	10.155145	10.389739	2.31%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.917212	12.001824	9.93%	0
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2017	9.208238	10.385162	12.78%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2017	10.189648	12.091910	18.67%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	11.203098	12.203683	8.93%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	9.975015	12.461071	24.92%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2017	10.617932	11.861480	11.71%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.551880	12.469814	7.95%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.179225	11.284768	10.86%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.856033	12.812374	8.07%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.893321	12.443505	14.23%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	11.300765	12.071020	6.82%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.238669	16.240791	14.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.095758	10.264131	1.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	9.561273	12.334851	29.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	10.600104	13.344050	25.89%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	10.573243	12.698828	20.10%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	10.602971	12.291819	15.93%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.402992	10.969763	16.66%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.605228	11.152467	5.16%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.995749	13.513137	22.89%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	10.514433	12.259126	16.59%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	10.010894	10.168895	1.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	15.348833	18.112704	18.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.138672	14.501871	10.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	14.248278	16.253511	14.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.518279	12.067403	4.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.148190	11.472451	13.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.095561	11.713808	16.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.705586	15.386495	12.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	14.620158	17.003743	16.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.651150	13.693845	8.24%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.180031	10.446859	2.62%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.749640	10.987707	2.21%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.533780	14.554424	16.12%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.986914	13.440850	12.13%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	8.979527	12.491430	39.11%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2017	9.853811	9.884282	0.31%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.989223	8.873873	-1.28%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	9.056220	11.336052	25.17%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.435150	11.606930	23.02%	76,787
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.871776	12.682817	16.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.545786	11.544298	9.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.729767	12.134439	13.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.291872	10.714029	4.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.273355	11.539573	12.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.309500	11.877922	15.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.678498	11.878512	11.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.772554	12.381270	14.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.496375	11.291749	7.58%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	9.989710	12.503930	25.17%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.274782	11.897648	15.79%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.379798	12.442943	19.88%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.516765	13.134580	14.05%	53,538

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	10.020775	10.495856	4.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	12.290738	15.198565	23.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.674937	10.470854	20.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	17.200103	22.005238	27.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	17.257036	19.440257	12.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	17.052394	21.420457	25.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	20.272193	22.732477	12.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	9.504091	11.669343	22.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	11.389293	12.200946	7.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	11.023781	12.292181	11.51%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	10.428514	12.352221	18.45%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.567612	12.094587	4.56%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	11.081868	13.266342	19.71%	190,466
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.806666	9.812517	0.06%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.389347	12.809973	12.47%	23,921
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	8.847537	10.695147	20.88%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.188095	9.655367	5.09%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.523622	15.474077	34.28%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	9.117167	11.355800	24.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	10.357914	11.622261	12.21%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.452355	11.673476	11.68%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.438547	6.472068	0.52%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.600957	13.626426	8.14%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.084335	0.84%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.145567	11.066598	9.08%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.365502	3.66%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	9.983846	10.061189	0.77%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.652346	10.998452	3.25%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	10.039128	10.374073	3.34%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017	10.501376	12.286250	17.00%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	8.042388	10.085383	25.40%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.885811	9.987629	1.03%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	9.771420	9.435499	-3.44%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.785039	7.85%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.674537	9.445033	-2.37%	54
2016	6.979163	9.674537	38.62%	0
2015	11.420254	6.979163	-38.89%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.588354	13.026687	23.03%	2,079
2016	9.960529	10.588354	6.30%	0
2015	10.252374	9.960529	-2.85%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.153630	10.363735	2.07%	874
2016	9.879592	10.153630	2.77%	0
2015	10.289101	9.879592	-3.98%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2017	11.168266	12.832177	14.90%	14,000
2016	9.572991	11.168266	16.66%	1,007
2015*	10.000000	9.572991	-4.27%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.718555	10.778638	10.91%	6,146
2016	9.511164	9.718555	2.18%	0
2015	9.837256	9.511164	-3.31%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.352825	14.041483	23.68%	2,735
2016	11.321862	11.352825	0.27%	980
2015	11.502352	11.321862	-1.57%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2017	9.055466	11.759131	29.86%	9,591
2016	8.911011	9.055466	1.62%	2,208
2015*	10.000000	8.911011	-10.89%	2,271
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2017	9.577342	12.169499	27.07%	41
2016	9.260721	9.577342	3.42%	0
2015*	10.000000	9.260721	-7.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.118782	12.752144	14.69%	144
2016*	10.000000	11.118782	11.19%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.260760	13.726015	11.95%	6,715
2016	11.996773	12.260760	2.20%	6,202
2015	12.308880	11.996773	-2.54%	2,163

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.349840	10.911132	5.42%	8,491
2016	9.317891	10.349840	11.07%	0
2015*	10.000000	9.317891	-6.82%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.861565	10.020419	1.61%	0
2016*	10.000000	9.861565	-1.38%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.098624	0.99%	490
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.190161	1.90%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	11.773941	12.954936	10.03%	1,158
2016	9.122869	11.773941	29.06%	1,097
2015*	10.000000	9.122869	-8.77%	332
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.833554	13.402971	13.26%	2,488
2016	10.433286	11.833554	13.42%	1,475
2015	10.871107	10.433286	-4.03%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.259680	10.448805	1.84%	888
2016	9.565094	10.259680	7.26%	698
2015*	10.000000	9.565094	-4.35%	76
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.178221	11.635918	14.32%	26,588
2016	9.663610	10.178221	5.33%	1,303
2015*	10.000000	9.663610	-3.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.243311	12.908378	14.81%	13,530
2016*	10.000000	11.243311	12.43%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.149484	13.471763	32.73%	4,637
2016	10.252456	10.149484	-1.00%	0
2015*	10.000000	10.252456	2.52%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.958656	10.196104	2.38%	26,393
2016*	10.000000	9.958656	-0.41%	2,131

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	10.799833	11.033927	2.17%	9,749
2016	10.400931	10.799833	3.84%	1,433
2015*	10.000000	10.400931	4.01%	1,145
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.144285	10.741075	5.88%	1,279
2016	9.538782	10.144285	6.35%	4,730
2015	9.880242	9.538782	-3.46%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	14.533020	16.022358	10.25%	662
2016	13.042170	14.533020	11.43%	0
2015	14.125158	13.042170	-7.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	11.145798	12.035005	7.98%	5,338
2016	9.928470	11.145798	12.26%	779
2015	10.850216	9.928470	-8.50%	1,020
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.437502	13.298113	6.92%	774
2016	11.261582	12.437502	10.44%	0
2015	11.872265	11.261582	-5.14%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.518316	9.551646	0.35%	11,491
2016	9.391785	9.518316	1.35%	3,664
2015*	10.000000	9.391785	-6.08%	1,143
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.003126	11.139813	11.36%	0
2016	9.737805	10.003126	2.72%	0
2015	10.502054	9.737805	-7.28%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.700194	9.670200	-0.31%	828
2016	9.758720	9.700194	-0.60%	1,857
2015	9.968690	9.758720	-2.11%	1,061
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	6.219744	6.656928	7.03%	3,625
2016	7.411785	6.219744	-16.08%	2,904
2015	7.646846	7.411785	-3.07%	807
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	13.900162	15.718001	13.08%	0
2016	14.026520	13.900162	-0.90%	0
2015	14.070051	14.026520	-0.31%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	8.929009	9.114016	2.07%	0
2016	9.113275	8.929009	-2.02%	0
2015	9.088717	9.113275	0.27%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.757563	11.632601	8.13%	136
2016	9.798136	10.757563	9.79%	542
2015	10.410522	9.798136	-5.88%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2017	10.621015	12.373594	16.50%	3,732
2016	9.467833	10.621015	12.18%	6,937
2015*	10.000000	9.467833	-5.32%	0
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	9.051936	10.937435	20.83%	157
2016	9.258555	9.051936	-2.23%	0
2015*	10.000000	9.258555	-7.41%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.110440	12.937556	16.45%	0
2016	11.582351	11.110440	-4.07%	0
2015	12.836111	11.582351	-9.77%	0
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	10.407446	8.950975	-13.99%	2,035
2016	7.856385	10.407446	32.47%	880
2015*	10.000000	7.856385	-21.44%	1,188
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	10.096580	11.743271	16.31%	10,922
2016	9.830092	10.096580	2.71%	21,762
2015*	10.000000	9.830092	-1.70%	270
Janus Henderson VIT Enterprise Portfolio: Service Shares - Q/NQ
2017	10.656544	13.333779	25.12%	1,409
2016	9.655202	10.656544	10.37%	542
2015*	10.000000	9.655202	-3.45%	326
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.985416	10.160681	1.76%	1,272
2016	9.921757	9.985416	0.64%	1,145
2015*	10.000000	9.921757	-0.78%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	11.243491	16.041688	42.68%	1,909
2016	10.030615	11.243491	12.09%	91
2015*	10.000000	10.030615	0.31%	52

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2017	9.870648	11.355279	15.04%	721
2016	9.472787	9.870648	4.20%	861
2015*	10.000000	9.472787	-5.27%	1,079
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2017	10.083830	11.090277	9.98%	0
2016	9.644062	10.083830	4.56%	0
2015*	10.000000	9.644062	-3.56%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.633840	10.865801	25.85%	4,657
2016	7.260617	8.633840	18.91%	3,429
2015	9.225222	7.260617	-21.30%	2,119
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2017	9.184505	10.488179	14.19%	1,273
2016	9.242141	9.184505	-0.62%	1,258
2015*	10.000000	9.242141	-7.58%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2017	9.728178	11.868054	22.00%	0
2016	9.362310	9.728178	3.91%	0
2015*	10.000000	9.362310	-6.38%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.183804	10.871312	6.75%	1,350
2016	8.966638	10.183804	13.57%	841
2015	9.697275	8.966638	-7.53%	391
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2017	10.041448	10.102632	0.61%	0
2016	9.857146	10.041448	1.87%	0
2015*	10.000000	9.857146	-1.43%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	10.147582	10.376742	2.26%	13,688
2016	9.885502	10.147582	2.65%	1,483
2015*	10.000000	9.885502	-1.14%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.913555	11.991736	9.88%	84
2016*	10.000000	10.913555	9.14%	0
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2017	9.201365	10.372149	12.72%	559
2016	8.401823	9.201365	9.52%	559
2015*	10.000000	8.401823	-15.98%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2017	10.182063	12.076792	18.61%	1,406
2016	9.560326	10.182063	6.50%	1,406
2015*	10.000000	9.560326	-4.40%	831
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	11.170947	12.162505	8.88%	0
2016	10.705964	11.170947	4.34%	0
2015	11.152304	10.705964	-4.00%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	9.967598	12.445506	24.86%	4,617
2016	9.749571	9.967598	2.24%	2,601
2015*	10.000000	9.749571	-2.50%	551
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2017	10.610024	11.846642	11.66%	2,415
2016	9.309224	10.610024	13.97%	0
2015*	10.000000	9.309224	-6.91%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.518713	12.427713	7.89%	3,143
2016	10.580109	11.518713	8.87%	2,208
2015	10.874505	10.580109	-2.71%	745
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.165463	11.263817	10.80%	1,392
2016	8.980869	10.165463	13.19%	557
2015	10.593211	8.980869	-15.22%	161
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.822003	12.769144	8.01%	4,825
2016	11.643994	11.822003	1.53%	3,332
2015	11.997459	11.643994	-2.95%	1,057
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.862064	12.401524	14.17%	0
2016	10.458077	10.862064	3.86%	0
2015	11.364839	10.458077	-7.98%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	11.292357	12.055938	6.76%	518
2016	9.541150	11.292357	18.35%	0
2015*	10.000000	9.541150	-4.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.197780	16.185956	14.00%	10,980
2016	13.230025	14.197780	7.31%	7,585
2015	13.307364	13.230025	-0.58%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.088240	10.251287	1.62%	520
2016	9.982070	10.088240	1.06%	520
2015*	10.000000	9.982070	-0.18%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	9.554162	12.319446	28.94%	266
2016	9.686031	9.554162	-1.36%	0
2015*	10.000000	9.686031	-3.14%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	10.592218	13.327371	25.82%	7,798
2016	9.864427	10.592218	7.38%	1,380
2015*	10.000000	9.864427	-1.36%	801
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	10.565378	12.682955	20.04%	2,982
2016	9.660193	10.565378	9.37%	1,277
2015*	10.000000	9.660193	-3.40%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	10.595069	12.276449	15.87%	577
2016	9.152919	10.595069	15.76%	577
2015*	10.000000	9.152919	-8.47%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.396005	10.956060	16.60%	967
2016	9.267843	9.396005	1.38%	967
2015*	10.000000	9.267843	-7.32%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.590788	11.131633	5.11%	12,577
2016	9.423096	10.590788	12.39%	0
2015	9.827707	9.423096	-4.12%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.992068	13.501776	22.83%	1,971
2016*	10.000000	10.992068	9.92%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	10.506617	12.243808	16.53%	1,067
2016	9.691829	10.506617	8.41%	0
2015*	10.000000	9.691829	-3.08%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	10.000043	10.152731	1.53%	33,642
2016	9.932403	10.000043	0.68%	2,593
2015	10.074503	9.932403	-1.41%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	15.297034	18.042438	17.95%	0
2016	14.338020	15.297034	6.69%	0
2015	14.823756	14.338020	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.094332	14.445605	10.32%	0
2016	12.534299	13.094332	4.47%	0
2015	12.867963	12.534299	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	14.200161	16.190434	14.02%	0
2016	13.439131	14.200161	5.66%	0
2015	13.834546	13.439131	-2.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.479377	12.020565	4.71%	0
2016	11.145474	11.479377	3.00%	0
2015	11.404652	11.145474	-2.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.132052	11.448414	12.99%	0
2016	9.749395	10.132052	3.92%	0
2015	10.347208	9.749395	-5.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.079495	11.689245	15.97%	4,990
2016	9.638940	10.079495	4.57%	0
2015	10.292653	9.638940	-6.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.659301	15.326779	12.21%	0
2016	12.997817	13.659301	5.09%	0
2015	13.344697	12.997817	-2.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	14.570818	16.937787	16.24%	0
2016	13.755372	14.570818	5.93%	0
2015	14.185826	13.755372	-3.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.608432	13.640693	8.19%	0
2016	12.081745	12.608432	4.36%	0
2015	12.404093	12.081745	-2.60%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.172461	10.433813	2.57%	0
2016	9.839676	10.172461	3.38%	0
2015*	10.000000	9.839676	-1.60%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.718776	10.950608	2.16%	0
2016	10.535603	10.718776	1.74%	0
2015	10.757126	10.535603	-2.06%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.508585	14.517822	16.06%	0
2016	11.406120	12.508585	9.67%	0
2015	11.963642	11.406120	-4.66%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.962836	13.407075	12.07%	0
2016	11.171051	11.962836	7.09%	0
2015	11.550407	11.171051	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	8.972840	12.475819	39.04%	0
2016	8.479569	8.972840	5.82%	0
2015*	10.000000	8.479569	-15.20%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2017	9.846478	9.871927	0.26%	0
2016	9.953205	9.846478	-1.07%	0
2015*	10.000000	9.953205	-0.47%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.957095	8.837679	-1.33%	11,404
2016	9.097544	8.957095	-1.54%	120
2015	9.240774	9.097544	-1.55%	22
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	9.049478	11.321886	25.11%	0
2016	9.133687	9.049478	-0.92%	0
2015*	10.000000	9.133687	-8.66%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.424904	11.588453	22.96%	1,464
2016	9.485358	9.424904	-0.64%	202
2015	9.728048	9.485358	-2.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.857003	12.659181	16.60%	0
2016	10.073699	10.857003	7.78%	0
2015	10.335462	10.073699	-2.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.531434	11.522757	9.41%	13,298
2016	10.062572	10.531434	4.66%	0
2015	10.238789	10.062572	-1.72%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.715142	12.111763	13.03%	0
2016	10.101578	10.715142	6.07%	0
2015	10.315497	10.101578	-2.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.277861	10.694019	4.05%	1,512
2016	10.012331	10.277861	2.65%	1,625
2015	10.143109	10.012331	-1.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.257038	11.515427	12.27%	0
2016	9.855546	10.257038	4.07%	0
2015	10.346053	9.855546	-4.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.293117	11.853054	15.16%	0
2016	9.775267	10.293117	5.30%	0
2015	10.338053	9.775267	-5.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.663987	11.856365	11.18%	19,221
2016	10.109311	10.663987	5.49%	9,468
2015	10.302955	10.109311	-1.88%	5,606
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.757894	12.358165	14.88%	5,592
2016	10.072493	10.757894	6.80%	5,716
2015	10.306302	10.072493	-2.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.482102	11.270687	7.52%	19,283
2016	10.072255	10.482102	4.07%	8,492
2015	10.233971	10.072255	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	9.982271	12.488302	25.10%	0
2016	9.812784	9.982271	1.73%	0
2015*	10.000000	9.812784	-1.87%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.267137	11.882792	15.74%	0
2016	9.607161	10.267137	6.87%	0
2015*	10.000000	9.607161	-3.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.372090	12.427401	19.82%	0
2016	9.573287	10.372090	8.34%	0
2015*	10.000000	9.573287	-4.27%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.504294	13.113722	13.99%	17,172
2016	9.713992	11.504294	18.43%	82
2015	10.123480	9.713992	-4.04%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	10.002136	10.471023	4.69%	1,438
2016	9.350632	10.002136	6.97%	80
2015	9.780540	9.350632	-4.40%	78
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	12.249248	15.139596	23.60%	0
2016	12.756900	12.249248	-3.98%	0
2015	13.043120	12.756900	-2.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.663137	10.451316	20.64%	0
2016	8.381631	8.663137	3.36%	0
2015	8.994425	8.381631	-6.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	17.142031	21.919849	27.87%	0
2016	17.071434	17.142031	0.41%	0
2015	16.813998	17.071434	1.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	17.198788	19.364835	12.59%	0
2016	15.053415	17.198788	14.25%	0
2015	15.834591	15.053415	-4.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	16.994821	21.337337	25.55%	0
2016	16.276042	16.994821	4.42%	0
2015	16.589658	16.276042	-1.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	20.203758	22.644269	12.08%	0
2016	17.450714	20.203758	15.78%	0
2015	18.252162	17.450714	-4.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	9.497009	11.654751	22.72%	379
2016	8.926786	9.497009	6.39%	0
2015*	10.000000	8.926786	-10.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	11.380835	12.185723	7.07%	0
2016	9.202386	11.380835	23.67%	0
2015*	10.000000	9.202386	-7.98%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	11.015586	12.276822	11.45%	0
2016	9.130235	11.015586	20.65%	0
2015*	10.000000	9.130235	-8.70%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	10.420748	12.336770	18.39%	0
2016	9.521907	10.420748	9.44%	0
2015*	10.000000	9.521907	-4.78%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.546110	12.065994	4.50%	42
2016	10.942052	11.546110	5.52%	0
2015	11.781191	10.942052	-7.12%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	11.069845	13.245248	19.65%	27,965
2016	10.069082	11.069845	9.94%	342
2015	10.110015	10.069082	-0.40%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.778519	9.779396	0.01%	468
2016	9.690588	9.778519	0.91%	0
2015	9.876846	9.690588	-1.89%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.376981	12.789576	12.42%	2,732
2016	9.560289	11.376981	19.00%	611
2015	10.209228	9.560289	-6.36%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	8.840953	10.681773	20.82%	0
2016	8.880722	8.840953	-0.45%	0
2015*	10.000000	8.880722	-11.19%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.178117	9.640009	5.03%	0
2016	9.382732	9.178117	-2.18%	0
2015	10.038424	9.382732	-6.53%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.502211	15.437523	34.21%	0
2016	11.701181	11.502211	-1.70%	0
2015	11.464394	11.701181	2.07%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	9.110389	11.341633	24.49%	874
2016	9.511707	9.110389	-4.22%	0
2015*	10.000000	9.511707	-4.88%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	10.350182	11.607712	12.15%	4,528
2016	8.933881	10.350182	15.85%	0
2015*	10.000000	8.933881	-10.66%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.422350	11.634072	11.63%	3,142
2016	9.375996	10.422350	11.16%	0
2015	10.487199	9.375996	-10.60%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.416813	6.446957	0.47%	0
2016	5.673761	6.416813	13.10%	0
2015	7.752739	5.673761	-26.82%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.558428	13.573556	8.08%	0
2016	11.266890	12.558428	11.46%	0
2015	11.721514	11.266890	-3.88%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.080942	0.81%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.111268	11.023604	9.02%	0
2016	9.980258	10.111268	1.31%	0
2015	10.921017	9.980258	-8.61%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.362007	3.62%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	9.976411	10.048613	0.72%	1,125
2016	9.908190	9.976411	0.69%	0
2015*	10.000000	9.908190	-0.92%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.621784	10.961333	3.20%	11,644
2016	10.516847	10.621784	1.00%	1,581
2015	10.646686	10.516847	-1.22%	408
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	10.023147	10.352323	3.28%	3,512
2016	9.729747	10.023147	3.02%	0
2015	10.062851	9.729747	-3.31%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017	10.493552	12.270881	16.94%	2,327
2016	9.378679	10.493552	11.89%	1,411
2015*	10.000000	9.378679	-6.21%	837

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	8.036405	10.072784	25.34%	4,138
2016	9.142248	8.036405	-12.10%	222
2015*	10.000000	9.142248	-8.58%	120
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.870096	9.966706	0.98%	728
2016	9.786049	9.870096	0.86%	1,306
2015	10.030924	9.786049	-2.44%	61
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	9.764146	9.423706	-3.49%	3,244
2016	6.915292	9.764146	41.20%	1,808
2015*	10.000000	6.915292	-30.85%	813
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.781403	7.81%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.643754	9.405438	-2.47%	2,523
2016	6.963995	9.643754	38.48%	642
2015	11.407052	6.963995	-38.95%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.565378	12.985256	22.90%	782
2016	9.948993	10.565378	6.20%	0
2015	10.250915	9.948993	-2.95%	504
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.095378	10.293837	1.97%	972
2016	9.832866	10.095378	2.67%	296
2015	10.250846	9.832866	-4.08%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2017	11.151647	12.800111	14.78%	11,105
2016	9.568431	11.151647	16.55%	8,426
2015*	10.000000	9.568431	-4.32%	7,490
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.697450	10.744352	10.80%	139
2016	9.500140	9.697450	2.08%	804
2015	9.835857	9.500140	-3.41%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.310610	13.975115	23.56%	1,953
2016	11.291203	11.310610	0.17%	0
2015	11.482875	11.291203	-1.67%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2017	9.041987	11.729734	29.73%	3,553
2016	8.906763	9.041987	1.52%	477
2015*	10.000000	8.906763	-10.93%	0
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2017	9.563100	12.139109	26.94%	1,551
2016	9.256321	9.563100	3.31%	441
2015*	10.000000	9.256321	-7.44%	766
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.111319	12.730689	14.57%	433
2016*	10.000000	11.111319	11.11%	440
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.178036	13.619598	11.84%	8,981
2016	11.927909	12.178036	2.10%	2,003
2015	12.250671	11.927909	-2.63%	1,257

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.334087	10.883502	5.32%	10,836
2016	9.313145	10.334087	10.96%	6,098
2015*	10.000000	9.313145	-6.87%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.854941	10.003539	1.51%	395
2016*	10.000000	9.854941	-1.45%	396
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.091827	0.92%	308
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.183290	1.83%	51
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	11.756427	12.922577	9.92%	965
2016	9.118521	11.756427	28.93%	215
2015*	10.000000	9.118521	-8.81%	517
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.801561	13.353207	13.15%	1,500
2016	10.415622	11.801561	13.31%	2,421
2015	10.863731	10.415622	-4.12%	922
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.242317	10.420575	1.74%	15,492
2016	9.558575	10.242317	7.15%	981
2015*	10.000000	9.558575	-4.41%	472
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.163078	11.606839	14.21%	7,036
2016	9.659009	10.163078	5.22%	0
2015*	10.000000	9.659009	-3.41%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.235772	12.886674	14.69%	4,222
2016*	10.000000	11.235772	12.36%	1,911
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.132288	13.435320	32.60%	17,279
2016	10.245461	10.132288	-1.10%	3,480
2015*	10.000000	10.245461	2.45%	813
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.951958	10.178941	2.28%	1,070
2016*	10.000000	9.951958	-0.48%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	10.783787	11.006378	2.06%	635
2016	10.395987	10.783787	3.73%	1,139
2015*	10.000000	10.395987	3.96%	503
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.122275	10.706911	5.78%	9,768
2016	9.527725	10.122275	6.24%	21,336
2015	9.878838	9.527725	-3.55%	4,188
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	14.434997	15.898164	10.14%	9,186
2016	12.967322	14.434997	11.32%	97
2015	14.058379	12.967322	-7.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	11.104331	11.978092	7.87%	10,114
2016	9.901558	11.104331	12.15%	2,175
2015	10.831818	9.901558	-8.59%	845
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.391245	13.235236	6.81%	93
2016	11.231074	12.391245	10.33%	0
2015	11.852145	11.231074	-5.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.502210	9.525822	0.25%	18,616
2016	9.385395	9.502210	1.24%	13,349
2015*	10.000000	9.385395	-6.15%	6,522
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.971319	11.093151	11.25%	0
2016	9.716673	9.971319	2.62%	0
2015	10.489923	9.716673	-7.37%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.679150	9.639427	-0.41%	932
2016	9.747428	9.679150	-0.70%	0
2015	9.967273	9.747428	-2.21%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	6.169109	6.596049	6.92%	5,649
2016	7.358894	6.169109	-16.17%	5,508
2015	7.599995	7.358894	-3.17%	3,733
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	13.694520	15.469797	12.96%	208
2016	13.833010	13.694520	-1.00%	0
2015	13.890053	13.833010	-0.41%	1,451

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	8.828991	9.002806	1.97%	0
2016	9.020325	8.828991	-2.12%	0
2015	9.005171	9.020325	0.17%	1,111
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.723358	11.583878	8.02%	2,721
2016	9.776880	10.723358	9.68%	1,130
2015	10.398508	9.776880	-5.98%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2017	10.605188	12.342638	16.38%	8,834
2016	9.463320	10.605188	12.07%	16,281
2015*	10.000000	9.463320	-5.37%	3,756
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	9.038441	10.910074	20.71%	0
2016	9.254136	9.038441	-2.33%	0
2015*	10.000000	9.254136	-7.46%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.035496	12.837294	16.33%	0
2016	11.515886	11.035496	-4.17%	0
2015	12.775433	11.515886	-9.86%	1,705
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	10.391943	8.928580	-14.08%	3,759
2016	7.852631	10.391943	32.34%	7,291
2015*	10.000000	7.852631	-21.47%	405
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	10.081565	11.713926	16.19%	20,484
2016	9.825412	10.081565	2.61%	5,652
2015*	10.000000	9.825412	-1.75%	0
Janus Henderson VIT Enterprise Portfolio: Service Shares - Q/NQ
2017	10.640674	13.300440	25.00%	6,997
2016	9.650597	10.640674	10.26%	385
2015*	10.000000	9.650597	-3.49%	339
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.970544	10.135277	1.65%	4,689
2016	9.917031	9.970544	0.54%	5,415
2015*	10.000000	9.917031	-0.83%	928
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	11.226765	16.001619	42.53%	6,148
2016	10.025841	11.226765	11.98%	1,093
2015*	10.000000	10.025841	0.26%	595

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2017	9.855958	11.326905	14.92%	8,503
2016	9.468281	9.855958	4.09%	0
2015*	10.000000	9.468281	-5.32%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2017	10.068821	11.062549	9.87%	0
2016	9.639467	10.068821	4.45%	0
2015*	10.000000	9.639467	-3.61%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.601727	10.814437	25.72%	5,535
2016	7.240929	8.601727	18.79%	3,196
2015	9.209577	7.240929	-21.38%	2,630
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2017	9.170840	10.461970	14.08%	323
2016	9.237743	9.170840	-0.72%	0
2015*	10.000000	9.237743	-7.62%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2017	9.713684	11.838376	21.87%	707
2016	9.357844	9.713684	3.80%	0
2015*	10.000000	9.357844	-6.42%	371
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.145921	10.819911	6.64%	2,466
2016	8.942338	10.145921	13.46%	1,482
2015	9.680843	8.942338	-7.63%	1,224
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2017	10.026512	10.077374	0.51%	932
2016	9.852456	10.026512	1.77%	0
2015*	10.000000	9.852456	-1.48%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	10.132476	10.350807	2.15%	3,512
2016	9.880795	10.132476	2.55%	3,512
2015*	10.000000	9.880795	-1.19%	3,512
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.906224	11.971540	9.77%	777
2016*	10.000000	10.906224	9.06%	475
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2017	9.187681	10.346238	12.61%	9,663
2016	8.397817	9.187681	9.41%	1,837
2015*	10.000000	8.397817	-16.02%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2017	10.166907	12.046607	18.49%	693
2016	9.555770	10.166907	6.40%	0
2015*	10.000000	9.555770	-4.44%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	11.106842	12.080455	8.77%	0
2016	10.655324	11.106842	4.24%	0
2015	11.110834	10.655324	-4.10%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	9.952768	12.414419	24.73%	5,124
2016	9.744936	9.952768	2.13%	1,977
2015*	10.000000	9.744936	-2.55%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2017	10.594231	11.817041	11.54%	810
2016	9.304786	10.594231	13.86%	808
2015*	10.000000	9.304786	-6.95%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.452600	12.343862	7.78%	5,655
2016	10.530053	11.452600	8.76%	5,434
2015	10.834069	10.530053	-2.81%	3,738
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.137950	11.221962	10.69%	524
2016	8.965633	10.137950	13.08%	766
2015	10.586013	8.965633	-15.31%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.754144	12.682991	7.90%	7,144
2016	11.588895	11.754144	1.43%	6,155
2015	11.952838	11.588895	-3.04%	4,500
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.799743	12.317893	14.06%	3,341
2016	10.408615	10.799743	3.76%	3,341
2015	11.322599	10.408615	-8.07%	3,341
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	11.275559	12.025802	6.65%	1,119
2016	9.536614	11.275559	18.23%	204
2015*	10.000000	9.536614	-4.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.116327	16.076820	13.89%	41,219
2016	13.167458	14.116327	7.21%	4,944
2015	13.257899	13.167458	-0.68%	5,060

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.073228	10.225671	1.51%	1,508
2016	9.977316	10.073228	0.96%	1,165
2015*	10.000000	9.977316	-0.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	9.539954	12.288673	28.81%	1,251
2016	9.681430	9.539954	-1.46%	544
2015*	10.000000	9.681430	-3.19%	337
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	10.576459	13.294081	25.70%	11,328
2016	9.859736	10.576459	7.27%	0
2015*	10.000000	9.859736	-1.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	10.549645	12.651266	19.92%	36,188
2016	9.655592	10.549645	9.26%	31,315
2015*	10.000000	9.655592	-3.44%	29,759
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	10.579290	12.245745	15.75%	669
2016	9.148556	10.579290	15.64%	0
2015*	10.000000	9.148556	-8.51%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.382024	10.928684	16.49%	197
2016	9.263430	9.382024	1.28%	0
2015*	10.000000	9.263430	-7.37%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.561962	11.090100	5.00%	1,902
2016	9.406971	10.561962	12.28%	14,101
2015	9.820864	9.406971	-4.21%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.984679	13.479044	22.71%	6,739
2016*	10.000000	10.984679	9.85%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	10.490974	12.213208	16.42%	0
2016	9.687214	10.490974	8.30%	0
2015*	10.000000	9.687214	-3.13%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.978337	10.120433	1.42%	16,911
2016	9.920899	9.978337	0.58%	7,361
2015	10.073068	9.920899	-1.51%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	15.193818	17.902559	17.83%	4,918
2016	14.255721	15.193818	6.58%	4,811
2015	14.753660	14.255721	-3.38%	4,815
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.006016	14.333652	10.21%	967
2016	12.462381	13.006016	4.36%	942
2015	12.807136	12.462381	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	14.104395	16.064952	13.90%	5,217
2016	13.362036	14.104395	5.56%	5,122
2015	13.769170	13.362036	-2.96%	5,116
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.401933	11.927371	4.61%	8,522
2016	11.081516	11.401933	2.89%	8,430
2015	11.350744	11.081516	-2.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.099833	11.400454	12.88%	0
2016	9.728235	10.099833	3.82%	0
2015	10.335251	9.728235	-5.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.047456	11.640291	15.85%	0
2016	9.618044	10.047456	4.46%	0
2015	10.280775	9.618044	-6.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.567182	15.208003	12.09%	2,143
2016	12.923239	13.567182	4.98%	0
2015	13.281632	12.923239	-2.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	14.472552	16.806524	16.13%	130
2016	13.676452	14.472552	5.82%	0
2015	14.118780	13.676452	-3.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.523375	13.534954	8.08%	2,389
2016	12.012408	12.523375	4.25%	0
2015	12.345451	12.012408	-2.70%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.157306	10.407707	2.47%	6,432
2016	9.834977	10.157306	3.28%	6,418
2015*	10.000000	9.834977	-1.65%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.657271	10.876755	2.06%	0
2016	10.485780	10.657271	1.64%	0
2015	10.717122	10.485780	-2.16%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.458390	14.444926	15.95%	146
2016	11.371857	12.458390	9.55%	0
2015	11.939824	11.371857	-4.76%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.914808	13.339723	11.96%	0
2016	11.137481	11.914808	6.98%	0
2015	11.527405	11.137481	-3.38%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	8.959483	12.444649	38.90%	8,987
2016	8.475525	8.959483	5.71%	0
2015*	10.000000	8.475525	-15.24%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2017	9.831827	9.847253	0.16%	601
2016	9.948466	9.831827	-1.17%	0
2015*	10.000000	9.948466	-0.52%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.893133	8.765684	-1.43%	0
2016	9.041740	8.893133	-1.64%	7,206
2015	9.193430	9.041740	-1.65%	1,700
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	9.036016	11.293603	24.98%	1,757
2016	9.129339	9.036016	-1.02%	0
2015*	10.000000	9.129339	-8.71%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.404456	11.551606	22.83%	13,021
2016	9.474376	9.404456	-0.74%	3,629
2015	9.726665	9.474376	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.827457	12.611946	16.48%	19,473
2016	10.056465	10.827457	7.67%	0
2015	10.328277	10.056465	-2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.502780	11.479773	9.30%	3,352
2016	10.045367	10.502780	4.55%	3,511
2015	10.231667	10.045367	-1.82%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.685988	12.066587	12.92%	0
2016	10.084307	10.685988	5.97%	0
2015	10.308323	10.084307	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.249869	10.654088	3.94%	16,358
2016	9.995195	10.249869	2.55%	10,375
2015	10.136047	9.995195	-1.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.224408	11.467155	12.15%	513
2016	9.834155	10.224408	3.97%	514
2015	10.334098	9.834155	-4.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.260378	11.803383	15.04%	3,042
2016	9.754053	10.260378	5.19%	0
2015	10.326112	9.754053	-5.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.634940	11.812104	11.07%	35,875
2016	10.091997	10.634940	5.38%	24,578
2015	10.295774	10.091997	-1.98%	21,776
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.728606	12.312054	14.76%	24,699
2016	10.055266	10.728606	6.70%	5,735
2015	10.299134	10.055266	-2.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.453557	11.228614	7.41%	9,316
2016	10.055027	10.453557	3.96%	19,240
2015	10.226854	10.055027	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	9.967422	12.457112	24.98%	936
2016	9.808108	9.967422	1.62%	818
2015*	10.000000	9.808108	-1.92%	330
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.251856	11.853085	15.62%	9,544
2016	9.602582	10.251856	6.76%	0
2015*	10.000000	9.602582	-3.97%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.356643	12.396341	19.69%	7,835
2016	9.568725	10.356643	8.23%	1,007
2015*	10.000000	9.568725	-4.31%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.479317	13.072001	13.87%	25,209
2016	9.702734	11.479317	18.31%	14,587
2015	10.122039	9.702734	-4.14%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.964926	10.421500	4.58%	3,866
2016	9.325305	9.964926	6.86%	532
2015	9.763968	9.325305	-4.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	12.166599	15.022228	23.47%	0
2016	12.683673	12.166599	-4.08%	0
2015	12.981459	12.683673	-2.29%	382
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.639529	10.412286	20.52%	0
2016	8.367264	8.639529	3.25%	0
2015	8.988151	8.367264	-6.91%	553
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	17.026432	21.749998	27.74%	1,066
2016	16.973506	17.026432	0.31%	0
2015	16.734538	16.973506	1.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	17.082748	19.214708	12.48%	3,824
2016	14.967003	17.082748	14.14%	0
2015	15.759715	14.967003	-5.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	16.880182	21.171943	25.42%	687
2016	16.182651	16.880182	4.31%	1,627
2015	16.511242	16.182651	-1.99%	311
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	20.067481	22.468749	11.97%	608
2016	17.350571	20.067481	15.66%	2,045
2015	18.165883	17.350571	-4.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	9.482863	11.625611	22.60%	922
2016	8.922527	9.482863	6.28%	2,610
2015*	10.000000	8.922527	-10.77%	562
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	11.363892	12.155252	6.96%	714
2016	9.198002	11.363892	23.55%	3,882
2015*	10.000000	9.198002	-8.02%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	10.999196	12.246150	11.34%	0
2016	9.125884	10.999196	20.53%	0
2015*	10.000000	9.125884	-8.74%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	10.405239	12.305958	18.27%	98
2016	9.517369	10.405239	9.33%	1,029
2015*	10.000000	9.517369	-4.83%	1,029
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.503198	12.008982	4.40%	2,297
2016	10.912424	11.503198	5.41%	403
2015	11.761235	10.912424	-7.22%	477
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	11.045838	13.203147	19.53%	102,331
2016	10.057421	11.045838	9.83%	43,289
2015	10.108576	10.057421	-0.51%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.722404	9.713426	-0.09%	0
2016	9.644746	9.722404	0.81%	0
2015	9.840120	9.644746	-1.99%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.352317	12.748937	12.30%	13,041
2016	9.549221	11.352317	18.88%	10,973
2015	10.207781	9.549221	-6.45%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	8.827767	10.655051	20.70%	117
2016	8.876479	8.827767	-0.55%	0
2015*	10.000000	8.876479	-11.24%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.158214	9.609360	4.93%	0
2016	9.371863	9.158214	-2.28%	0
2015	10.036999	9.371863	-6.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.459421	15.364527	34.08%	16,192
2016	11.669488	11.459421	-1.80%	117
2015	11.444970	11.669488	1.96%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	9.096827	11.313274	24.37%	6,018
2016	9.507180	9.096827	-4.32%	3,897
2015*	10.000000	9.507180	-4.93%	3,758

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	10.334802	11.578727	12.04%	2,245
2016	8.929631	10.334802	15.74%	2,773
2015*	10.000000	8.929631	-10.70%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.362553	11.555613	11.51%	0
2016	9.331646	10.362553	11.05%	112
2015	10.448212	9.331646	-10.69%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.373502	6.396945	0.37%	486
2016	5.641176	6.373502	12.98%	0
2015	7.716070	5.641176	-26.89%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.473693	13.468318	7.97%	154
2016	11.202227	12.473693	11.35%	91
2015	11.666088	11.202227	-3.98%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.074150	0.74%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.042968	10.938046	8.91%	108
2016	9.922894	10.042968	1.21%	0
2015	10.869292	9.922894	-8.71%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.355032	3.55%	3,363
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	9.961576	10.023505	0.62%	8,749
2016	9.903479	9.961576	0.59%	0
2015*	10.000000	9.903479	-0.97%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.560804	10.887371	3.09%	8,048
2016	10.467077	10.560804	0.90%	2,555
2015	10.607078	10.467077	-1.32%	884
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	9.991289	10.308972	3.18%	6,597
2016	9.708653	9.991289	2.91%	3,570
2015	10.051235	9.708653	-3.41%	3,570
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017	10.477946	12.240213	16.82%	90
2016	9.374216	10.477946	11.77%	0
2015*	10.000000	9.374216	-6.26%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	8.024433	10.047592	25.21%	17,319
2016	9.137892	8.024433	-12.19%	3,928
2015*	10.000000	9.137892	-8.62%	3,447
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.838702	9.924936	0.88%	1,851
2016	9.764817	9.838702	0.76%	514
2015	10.019337	9.764817	-2.54%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	9.749589	9.400136	-3.58%	9,917
2016	6.911979	9.749589	41.05%	8,574
2015*	10.000000	6.911979	-30.88%	5,300
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.774141	7.74%	898

NATIONWIDE

VARIABLE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

To The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-4:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-4 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contact owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 5 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 5, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 13, 2018

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

ALPS FUNDS

VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)

AMERICAN CENTURY INVESTORS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

Global Small Capitalization Fund - Class 4 (AMVGS4)

Insurance Series(R) - International Fund: Class 4 (AMVI4)

Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)

Global Allocation V.I. Fund - Class III (MLVGA3)

VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

DELEWARE FUNDS BY MACQUIRE

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Mid Cap Stock Portfolio - Service Shares (DVMCSS)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

Contrafund(R)Portfolio - Service Class 2 (FC2)

VIP Asset Manager Portfolio - Service Class 2 (FAM2)

VIP Balanced Portfolio - Service Class 2 (FB2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Service Class 2 (FHI2)

VIP Real Estate Portfolio: Service Class 2 (FRESS2)

VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

INVESCO INVESTMENTS

VI Balanced-Risk Allocation Fund - Series II Shares (IVBRA2)

VI International Growth Fund - Series II Shares (AVIE2)

V.I. Equally-Weighted S&P 500 Fund - Series II Shares (IVEW52)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)

Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Global Technology Portfolio: Service Shares (JAGTS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LEGG MASON

Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)

ClearBridge Variable Aggressive Growth Portfolio - Class II (LPVCA2)

ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Mid Cap Value Portfolio - Service Class (MV3MVS)

VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)

MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)

Utilities Series - Service Class (MVUSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MERGER FUNDS

The Merger Fund VL (MGRFV)

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

Emerging Markets Debt Portfolio - Class II (MSEMB)

The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II (MSVGT2)

Global Real Estate Portfolio - Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class II (NVRE2)

NVIT Money Market Fund - Class II (NVMM2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Class Shares (NBARMS)

NORTHERN LIGHTS

7Twelve Balanced Portfolio (NO7TB)

Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)

OPPENHEIMER FUNDS

International Growth Fund/VA - Service Shares (OVIGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

PIMCO FUNDS

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

Variable Insurance Trust - Unconstrained Bond Portfolio - Advisor Class (PMUBA)

Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

VIT - Goldman Sachs High Quality Floating Rate Fund - Advisor Shares (GVHQFA)

VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

PRO FUNDS

VP UltraShort NASDAQ-100 (PROUSN)

VP Access High Yield Fund (PROAHY)

VP Asia 30 (PROA30)

VP Banks (PROBNK)

VP Basic Materials (PROBM)

VP Bear (PROBR)

VP Biotechnology (PROBIO)

VP Bull (PROBL)

VP Consumer Goods (PROCG)

VP Consumer Services (PROCS)

VP Emerging Markets (PROEM)

VP Europe 30 (PROE30)

VP Financials (PROFIN)

VP Health Care (PROHC)

VP Industrials (PROIND)

VP International (PROINT)

VP Internet (PRONET)

VP Japan (PROJP)

VP NASDAQ-100 (PRON)

VP Oil & Gas (PROOG)

VP Pharmaceuticals (PROPHR)

VP Precious Metals (PROPM)

VP Real Estate (PRORE)

VP Rising Rates Opportunity (PRORRO)

VP Semiconductor (PROSCN)

VP Short Emerging Markets (PROSEM)

VP Short International (PROSIN)

VP Short NASDAQ-100 (PROSN)

VP Technology (PROTEC)

VP Telecommunications (PROTEL)

VP U.S. Government Plus (PROGVP)

VP UltraNASDAQ-100 (PROUN)

VP Utilities (PROUTL)

PUTNAM INVESTMENTS

VT Equity Income Fund: Class IB (PVEIB)

GUGGENHEIM INVESTMENTS

Global Managed Futures Strategy (RVMFU)

Variable Fund - Long Short Equity Fund (RSRF)

Variable Trust - Banking Fund (RBKF)

Variable Trust - Basic Materials Fund (RBMF)

Variable Trust - Biotechnology Fund (RBF)

Variable Trust - Commodities Strategy Fund (RVCMD)

Variable Trust - Consumer Products Fund (RCPF)

Variable Trust - Dow 2x Strategy Fund (RVLDD)

Variable Trust - Electronics Fund (RELF)

Variable Trust - Energy Fund (RENF)

Variable Trust - Energy Services Fund (RESF)

Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Variable Trust - Financial Services Fund (RFSF)

Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Variable Trust - Health Care Fund (RHCF)

Variable Trust - Internet Fund (RINF)

Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Variable Trust - Japan 2x Strategy Fund (RLCJ)

Variable Trust - Leisure Fund (RLF)

Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Variable Trust - NASDAQ-100(R) Fund (ROF)

Variable Trust - Nova Fund (RNF)

Variable Trust - Precious Metals Fund (RPMF)

Variable Trust - Real Estate Fund (RREF)

Variable Trust - Retailing Fund (RRF)

Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Variable Trust - S&P 500 2x Strategy Fund (RTF)

Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Variable Trust - Technology Fund (RTEC)

Variable Trust - Telecommunications Fund (RTEL)

Variable Trust - Transportation Fund (RTRF)

Variable Trust - Utilities Fund (RUTL)

Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

VIP Trust - Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Energy (WRENG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2017 and the period from April 27, 2016 (commencement of operations) to December 31, 2016.

MAINSTAY FUNDS

MainStay VP Convertible Portfolio: Service 2 Class (MNCPS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2017 and the period from May 3, 2016 (commencement of operations) to December 31, 2016.

BLACKROCK FUNDS

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2017 and the period from May 5, 2016 (commencement of operations) to December 31, 2016.

FIDELITY INVESTMENTS

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2017 and the period from May 10, 2016 (commencement of operations) to December 31, 2016.

FIDELITY INVESTMENTS

VIP Growth & Income Portfolio - Service Class 2 (FGI2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2017 and the period from June 2, 2016 (commencement of operations) to December 31, 2016.

BLACKROCK FUNDS

BlackRock Total Return V.I. Fund - Class III (BRVTR3)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2017 and the period from June 7, 2016 (commencement of operations) to December 31, 2016.

NATIONWIDE FUNDS GROUP

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, and the related statements of operations and changes in contract owners’ equity for the period from May 3, 2017 (commencement of operations) to December 31, 2017.

PIMCO FUNDS

PIMCO Income Portfolio: Advisor Class (PMVIV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, and the related statements of operations and changes in contract owners’ equity for the period from May 5, 2017 (commencement of operations) to December 31, 2017.

COLUMBIA FUNDS MANAGEMENT COMPANY

Variable Portfolio - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, and the related statements of operations and changes in contract owners’ equity for the period from May 10, 2017 (commencement of operations) to December 31, 2017.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia VP High Yield Bond Fund - Class 2 (CLVHY2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, and the related statements of operations and changes in contract owners’ equity for the period from May 18, 2017 (commencement of operations) to December 31, 2017.

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Global Gold Fund - Service Class (VVGGS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, and the related statements of operations and changes in contract owners’ equity for the period from June 9, 2017 (commencement of operations) to December 31, 2017.

PIMCO FUNDS

Foreign Bond Portfolio (U.S. Dollar-Hedged) - Advisor Class (PMVFHV)

Statement of operations for the period from January 1, 2017 to March 2, 2017 (closure) and the statements of changes in contract owners’ equity for the period from January 1, 2017 to March 2, 2017 (closure) and the year ended December 31, 2016.

Guggenheim Variable Fund - CLS Global Diversified Equity Fund (RVAMR)

Guggenheim Variable Fund - CLS Global Growth Fund (RVBER)

Guggenheim Variable Fund - CLS Growth and Income Fund (RVCLR)

Statement of operations for the period from January 1, 2017 to April 27, 2017 (closure) and the statements of changes in contract owners’ equity for the period from January 1, 2017 to April 27, 2017 (closure) and the year ended December 31, 2016.

Northern Lights Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)

Statement of operations for the period from January 1, 2017 to May 5, 2017 (closure) and the statements of changes in contract owners’ equity for the period from January 1, 2017 to May 5, 2017 (closure) and the year ended December 31, 2016.

Nationwide Funds Group Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)

Nationwide Funds Group NVIT Flexible Fixed Income Fund Class P (NVFIP)

Nationwide Funds Group NVIT Flexible Moderate Growth Fund Class P (NVFMGP)

Statement of operations for the period from January 1, 2017 to November 7, 2017 (closure) and the statements of changes in contract owners’ equity for the period from January 1, 2017 to November 7, 2017 (closure) and the year ended December 31, 2016.

Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)

Statement of changes in contract owners’ equity for the period from January 1, 2016 to April 28, 2016 (closure).

Nationwide Funds Group American Century NVIT Growth Fund - Class II (CAF2)

Statement of changes in contract owners’ equity for the period from January 1, 2016 to August 12, 2016 (closure).

Guggenheim Investments Series M (Macro Opportunities Series) (GSBLMO)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
84,509 shares (cost $926,764)	$991,291
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
344,136 shares (cost $3,165,302)	3,279,615
VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)
160,592 shares (cost $1,941,222)	2,167,996
VP Income & Growth Fund - Class I (ACVIG)
995,048 shares (cost $8,995,913)	10,656,965
VP Inflation Protection Fund - Class II (ACVIP2)
1,215,280 shares (cost $12,397,991)	12,408,007
VP Ultra(R) Fund - Class I (ACVU1)
61,085 shares (cost $968,967)	1,181,392
VP Value Fund - Class I (ACVV)
1,688,442 shares (cost $17,254,613)	18,927,430
Global Small Capitalization Fund - Class 4 (AMVGS4)
200,762 shares (cost $4,417,443)	5,000,972
Insurance Series(R) - International Fund: Class 4 (AMVI4)
196,442 shares (cost $3,714,134)	4,207,785
Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
835,980 shares (cost $11,264,653)	12,347,417
Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
163,200 shares (cost $3,582,918)	4,078,369
Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
1,114,885 shares (cost $10,816,861)	11,572,505
BlackRock High Yield V.I. Fund -Class III (BRVHY3)
1,244,236 shares (cost $9,185,211)	9,182,463
BlackRock Total Return V.I. Fund -Class III (BRVTR3)
180,078 shares (cost $2,122,456)	2,117,713
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
549,291 shares (cost $6,312,421)	6,657,407
Global Allocation V.I. Fund - Class III (MLVGA3)
2,070,150 shares (cost $29,790,232)	30,721,028
VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)
84,892 shares (cost $852,278)	941,452
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
78,029 shares (cost $534,932)	529,034
Variable Portfolio - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)
190,150 shares (cost $1,436,003)	1,471,761
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
192,863 shares (cost $801,597)	777,238
VIP Small Cap Value Series: Service Class (DWVSVS)
64,372 shares (cost $2,503,365)	2,737,096
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
336,528 shares (cost $6,474,217)	7,555,058
Floating-Rate Income Fund (ETVFR)
1,204,425 shares (cost $11,190,223)	11,165,016
Quality Bond Fund II - Primary Shares (FQB)
489 shares (cost $5,383)	5,404
Contrafund(R)Portfolio - Service Class 2 (FC2)
175,139 shares (cost $5,817,068)	6,488,886
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
34,852 shares (cost $531,999)	517,896
VIP Balanced Portfolio - Service Class 2 (FB2)
574,640 shares (cost $9,901,517)	10,533,148
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
482,952 shares (cost $10,670,005)	11,262,443
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
318,424 shares (cost $6,587,225)	7,075,375
VIP Growth Portfolio - Service Class 2 (FG2)

794,549 shares (cost $52,292,912)	$57,890,830
VIP High Income Portfolio - Service Class 2 (FHI2)
1,035,016 shares (cost $5,580,617)	5,454,535
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
371,332 shares (cost $4,701,848)	4,637,933
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
158,556 shares (cost $3,077,652)	3,034,754
VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)
1,013,998 shares (cost $11,807,388)	11,559,572
Franklin Income Securities Fund - Class 2 (FTVIS2)
1,155,051 shares (cost $17,527,549)	18,677,171
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
428,242 shares (cost $8,573,907)	8,479,193
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
861,975 shares (cost $14,037,357)	14,231,212
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
587,209 shares (cost $4,272,790)	4,339,473
VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)
406,946 shares (cost $4,467,507)	4,545,589
VI International Growth Fund - Series II Shares (AVIE2)
17,734 shares (cost $623,041)	697,480
V.I. Equally-Weighted S&P 500 Fund - Series II Shares (IVEW52)
379,512 shares (cost $6,549,079)	7,343,559
Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
63,375 shares (cost $973,386)	1,048,859
Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
49,515 shares (cost $506,518)	525,852
Balanced Portfolio: Service Shares (JABS)
136,299 shares (cost $4,522,040)	5,055,322
Enterprise Portfolio: Service Shares (JAMGS)
78,085 shares (cost $4,603,164)	5,205,940
Flexible Bond Portfolio: Service Shares (JAFBS)
305,890 shares (cost $3,958,116)	3,893,979
Global Technology Portfolio: Service Shares (JAGTS)
385,217 shares (cost $3,690,052)	4,453,112
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
635,208 shares (cost $12,429,020)	14,984,559
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
648,050 shares (cost $4,908,565)	4,873,332
ClearBridge Variable Aggressive Growth Portfolio - Class II (LPVCA2)
114,476 shares (cost $3,029,032)	3,065,660
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
85,329 shares (cost $1,414,994)	1,828,592
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
56,259 shares (cost $1,172,866)	1,404,236
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
225,645 shares (cost $3,801,507)	3,759,253
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
363,072 shares (cost $5,366,156)	5,220,971
MainStay VP Convertible Portfolio: Service 2 Class (MNCPS2)
165,390 shares (cost $2,093,305)	2,179,030
MFS Mid Cap Value Portfolio - Service Class (MV3MVS)
270,871 shares (cost $2,220,637)	2,418,880
VIT II - MFS Blended Research Core Equity Portfolio- Service Class (MVBRES)
38,591 shares (cost $1,833,206)	2,075,826
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
167,143 shares (cost $2,581,047)	2,647,548
Utilities Series - Service Class (MVUSC)
50,236 shares (cost $1,404,154)	1,455,826
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
322,814 shares (cost $7,751,506)	8,974,217
The Merger Fund VL (MGRFV)
339,914 shares (cost $3,621,256)	3,671,066
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

856,750 shares (cost $6,642,521)	$6,725,490
Emerging Markets Debt Portfolio - Class II (MSEMB)
1,315,425 shares (cost $10,277,880)	10,549,710
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II (MSVGT2)
159,274 shares (cost $1,600,038)	1,767,938
Global Real Estate Portfolio - Class II (VKVGR2)
1,264,437 shares (cost $13,279,544)	14,022,611
NVIT Bond Index Fund Class I (NVBX)
2,194,812 shares (cost $23,374,359)	22,847,988
NVIT International Index Fund Class I (NVIX)
2,726,335 shares (cost $25,785,144)	28,299,358
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
217,328 shares (cost $2,137,286)	2,416,682
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
168,029 shares (cost $1,799,497)	1,947,459
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
185,361 shares (cost $2,971,186)	3,093,682
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2,438,807 shares (cost $59,565,262)	64,677,169
American Funds NVIT Bond Fund - Class II (GVABD2)
337,280 shares (cost $3,897,028)	3,878,717
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
310,051 shares (cost $9,250,019)	9,828,607
American Funds NVIT Growth Fund - Class II (GVAGR2)
165,382 shares (cost $13,534,600)	14,517,209
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
210,484 shares (cost $11,399,406)	11,780,810
Federated NVIT High Income Bond Fund - Class I (HIBF)
537,980 shares (cost $3,712,971)	3,545,290
NVIT Emerging Markets Fund - Class I (GEM)
559,079 shares (cost $6,994,699)	7,648,206
NVIT Emerging Markets Fund - Class II (GEM2)
124,056 shares (cost $1,479,945)	1,676,000
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
111,272 shares (cost $1,168,117)	1,303,001
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
258,269 shares (cost $2,760,510)	3,014,004
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
57,685 shares (cost $795,593)	812,209
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
933,498 shares (cost $8,934,012)	9,540,347
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
1,192,698 shares (cost $13,637,366)	13,513,273
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
1,426,482 shares (cost $16,381,202)	15,705,568
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
1,356,240 shares (cost $13,925,471)	13,779,397
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2,364,378 shares (cost $25,591,557)	26,126,377
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
1,178,128 shares (cost $11,109,713)	11,557,432
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
860,026 shares (cost $9,374,467)	9,357,078
NVIT Core Bond Fund - Class II (NVCBD2)
251,752 shares (cost $2,725,033)	2,708,855
NVIT Core Plus Bond Fund - Class II (NVLCP2)
507,119 shares (cost $5,775,116)	5,705,086
NVIT Nationwide Fund - Class I (TRF)
204,532 shares (cost $3,634,877)	3,908,608
NVIT Nationwide Fund - Class II (TRF2)
19,305 shares (cost $322,654)	367,576
NVIT Government Bond Fund - Class I (GBF)
630,380 shares (cost $6,928,112)	6,751,370
NVIT Government Bond Fund - Class II (GBF2)

112,636 shares (cost $1,231,629)	$1,202,954
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
516,827 shares (cost $6,754,726)	7,028,849
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
433,500 shares (cost $6,645,738)	6,983,683
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
516,370 shares (cost $9,214,500)	9,588,983
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,509,690 shares (cost $15,235,974)	15,217,678
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
4,759,247 shares (cost $60,928,084)	61,965,401
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
1,455,236 shares (cost $19,825,209)	20,533,383
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2,010,088 shares (cost $22,746,680)	22,854,698
NVIT Mid Cap Index Fund - Class I (MCIF)
1,152,449 shares (cost $28,519,582)	29,986,733
NVIT Money Market Fund - Class I (SAM)
59,198 shares (cost $59,198)	59,198
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
542,325 shares (cost $5,683,086)	6,507,899
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
623,356 shares (cost $5,975,259)	7,149,889
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
607,998 shares (cost $6,988,693)	8,201,898
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
1,050,909 shares (cost $10,495,113)	11,339,303
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
8,331 shares (cost $96,189)	102,467
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
673,723 shares (cost $7,387,706)	7,963,410
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
889,147 shares (cost $9,565,209)	10,091,819
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
279,110 shares (cost $5,035,924)	5,389,606
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
59,736 shares (cost $979,597)	1,079,427
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
300,018 shares (cost $4,272,400)	4,602,282
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
90,784 shares (cost $1,299,023)	1,358,123
NVIT Multi-Manager Small Company Fund - Class I (SCF)
215,970 shares (cost $4,516,800)	4,889,553
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
64,013 shares (cost $1,290,759)	1,374,357
NVIT Multi-Sector Bond Fund - Class I (MSBF)
1,226,658 shares (cost $11,522,027)	11,358,850
NVIT Short Term Bond Fund - Class II (NVSTB2)
1,307,786 shares (cost $13,574,547)	13,378,646
NVIT Large Cap Growth Fund - Class II (NVOLG2)
329,545 shares (cost $5,947,987)	6,445,905
Templeton NVIT International Value Fund - Class III (NVTIV3)
69,053 shares (cost $780,081)	882,495
Invesco NVIT Comstock Value Fund - Class II (EIF2)
64,476 shares (cost $1,158,280)	1,287,577
NVIT Real Estate Fund - Class II (NVRE2)
413,426 shares (cost $2,673,395)	2,637,660
NVIT Money Market Fund - Class II (NVMM2)
157,673,268 shares (cost $157,673,268)	157,673,268
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
514,583 shares (cost $6,085,798)	6,648,410
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
230,007 shares (cost $2,834,180)	3,079,798
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

198,147 shares (cost $2,052,113)	$2,239,062
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)
127,263 shares (cost $1,334,719)	1,407,531
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)
150,710 shares (cost $1,608,147)	1,811,533
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)
143,879 shares (cost $1,520,235)	1,673,312
NVIT Small Cap Index Fund - Class II (NVSIX2)
1,910,027 shares (cost $24,402,064)	25,842,659
NVIT S&P 500 Index Fund - Class I (GVEX1)
7,964,795 shares (cost $123,450,206)	139,702,503
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)
115,075 shares (cost $1,136,086)	1,278,482
Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)
97,221 shares (cost $912,599)	962,489
7Twelve Balanced Portfolio (NO7TB)
151,455 shares (cost $1,706,743)	1,888,650
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
597,455 shares (cost $6,041,381)	5,920,780
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
2,537,283 shares (cost $26,629,341)	26,210,134
International Growth Fund/VA- Service Shares (OVIGS)
742,649 shares (cost $1,716,576)	2,005,151
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
205,334 shares (cost $8,452,706)	9,626,079
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
154,011 shares (cost $3,601,769)	3,914,958
PIMCO Income Portfolio: Advisor Class (PMVIV)
298,351 shares (cost $3,194,694)	3,204,287
All Asset Portfolio - Advisor Class (PMVAAD)
930,895 shares (cost $9,442,971)	10,211,919
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
217,111 shares (cost $2,279,882)	2,316,575
Low Duration Portfolio - Advisor Class (PMVLAD)
1,505,696 shares (cost $15,432,524)	15,418,323
Total Return Portfolio - Advisor Class (PMVTRD)
2,199,084 shares (cost $23,852,522)	24,057,982
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
390,620 shares (cost $2,954,769)	2,828,087
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
322,724 shares (cost $4,176,709)	4,240,592
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
437,468 shares (cost $5,305,787)	5,376,477
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2,955,911 shares (cost $23,409,321)	23,263,019
Variable Insurance Trust - Unconstrained Bond Portfolio - Advisor Class (PMUBA)
311,930 shares (cost $3,275,276)	3,287,739
Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)
293,710 shares (cost $3,036,051)	3,045,769
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Advisor Class (PMVFHV)
180,972 shares (cost $2,036,795)	1,952,683
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
66,769 shares (cost $772,637)	831,276
VIT - Goldman Sachs High Quality Floating Rate Fund- Advisor Shares (GVHQFA)
436,733 shares (cost $4,551,266)	4,546,394
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
176,089 shares (cost $1,622,993)	1,556,631
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
38,042 shares (cost $383,089)	359,497
VP UltraShort NASDAQ-100 (PROUSN)
5,024 shares (cost $217,586)	220,215
VP Access High Yield Fund (PROAHY)
312,613 shares (cost $9,132,768)	8,831,323
VP Asia 30 (PROA30)

31,936 shares (cost $1,898,641)	$1,944,286
VP Banks (PROBNK)
135,605 shares (cost $3,352,684)	3,531,152
VP Basic Materials (PROBM)
200,304 shares (cost $13,450,535)	13,903,101
VP Bear (PROBR)
12,886 shares (cost $431,994)	425,999
VP Biotechnology (PROBIO)
81,158 shares (cost $5,606,472)	5,713,531
VP Bull (PROBL)
217,428 shares (cost $10,905,374)	11,012,752
VP Consumer Goods (PROCG)
36,329 shares (cost $2,369,899)	2,406,045
VP Consumer Services (PROCS)
142,995 shares (cost $10,119,351)	10,422,938
VP Emerging Markets (PROEM)
323,077 shares (cost $8,869,479)	8,997,698
VP Europe 30 (PROE30)
172,513 shares (cost $4,154,112)	4,231,733
VP Financials (PROFIN)
184,615 shares (cost $7,425,561)	7,735,385
VP Health Care (PROHC)
125,881 shares (cost $9,483,056)	9,224,573
VP Industrials (PROIND)
181,167 shares (cost $14,442,930)	15,114,762
VP International (PROINT)
249,587 shares (cost $5,656,994)	5,857,801
VP Internet (PRONET)
54,793 shares (cost $5,109,665)	6,102,244
VP Japan (PROJP)
38,960 shares (cost $1,852,789)	2,025,899
VP NASDAQ-100 (PRON)
258,255 shares (cost $10,802,107)	11,037,812
VP Oil & Gas (PROOG)
307,374 shares (cost $11,260,874)	11,351,340
VP Pharmaceuticals (PROPHR)
48,522 shares (cost $1,870,206)	1,870,056
VP Precious Metals (PROPM)
182,103 shares (cost $3,559,428)	3,596,535
VP Real Estate (PRORE)
42,219 shares (cost $2,896,029)	2,814,333
VP Rising Rates Opportunity (PRORRO)
5,347 shares (cost $254,056)	249,288
VP Semiconductor (PROSCN)
109,795 shares (cost $5,541,734)	5,799,376
VP Short Emerging Markets (PROSEM)
3,233 shares (cost $140,236)	137,179
VP Short International (PROSIN)
9,146 shares (cost $88,547)	86,884
VP Short NASDAQ-100 (PROSN)
9,866 shares (cost $112,765)	112,765
VP Technology (PROTEC)
314,131 shares (cost $12,553,057)	13,212,338
VP Telecommunications (PROTEL)
25,858 shares (cost $883,227)	918,482
VP U.S. Government Plus (PROGVP)
49,096 shares (cost $1,199,779)	1,213,653
VP UltraNASDAQ-100 (PROUN)
47,053 shares (cost $5,274,499)	5,342,370
VP Utilities (PROUTL)
95,196 shares (cost $4,610,047)	4,345,695
VT Equity Income Fund: Class IB (PVEIB)
137,810 shares (cost $3,169,822)	3,678,149
Global Managed Futures Strategy (RVMFU)

333,509 shares (cost $5,885,422)	$5,689,657
Variable Fund - Long Short Equity Fund (RSRF)
445,569 shares (cost $6,857,559)	7,837,565
Variable Trust - Banking Fund (RBKF)
35,189 shares (cost $3,146,769)	3,349,620
Variable Trust - Basic Materials Fund (RBMF)
69,783 shares (cost $5,289,729)	5,671,230
Variable Trust - Biotechnology Fund (RBF)
115,428 shares (cost $9,514,880)	9,987,952
Variable Trust - Commodities Strategy Fund (RVCMD)
16,447 shares (cost $1,345,900)	1,438,143
Variable Trust - Consumer Products Fund (RCPF)
106,019 shares (cost $6,856,543)	7,029,083
Variable Trust - Dow 2x Strategy Fund (RVLDD)
51,272 shares (cost $8,153,023)	8,789,115
Variable Trust - Electronics Fund (RELF)
78,907 shares (cost $6,472,612)	6,303,129
Variable Trust - Energy Fund (RENF)
145,881 shares (cost $10,064,076)	10,878,366
Variable Trust - Energy Services Fund (RESF)
98,343 shares (cost $5,111,196)	5,664,571
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
23,831 shares (cost $2,442,637)	2,494,143
Variable Trust - Financial Services Fund (RFSF)
84,061 shares (cost $6,547,384)	7,099,776
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
160,914 shares (cost $5,068,536)	5,115,468
Variable Trust - Health Care Fund (RHCF)
201,429 shares (cost $12,338,494)	12,573,172
Variable Trust - Internet Fund (RINF)
59,936 shares (cost $5,038,265)	5,204,228
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
83,608 shares (cost $3,450,891)	3,379,423
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
12,841 shares (cost $1,225,133)	1,216,575
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
1,890 shares (cost $130,361)	128,978
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2,855 shares (cost $171,150)	169,246
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
9,275 shares (cost $577,897)	569,932
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
15,200 shares (cost $1,084,559)	1,057,935
Variable Trust - Japan 2x Strategy Fund (RLCJ)
12,983 shares (cost $1,256,574)	1,308,901
Variable Trust - Leisure Fund (RLF)
36,498 shares (cost $3,447,010)	3,588,516
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
152,966 shares (cost $3,280,150)	3,574,811
Variable Fund - Multi-Hedge Strategies (RVARS)
237,324 shares (cost $5,704,118)	5,892,748
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
427,262 shares (cost $23,611,145)	27,750,681
Variable Trust - NASDAQ-100(R) Fund (ROF)
521,188 shares (cost $18,976,203)	20,169,958
Variable Trust - Nova Fund (RNF)
120,425 shares (cost $13,265,631)	13,606,876
Variable Trust - Precious Metals Fund (RPMF)
327,762 shares (cost $9,829,072)	9,931,191
Variable Trust - Real Estate Fund (RREF)
124,057 shares (cost $4,797,761)	4,865,529
Variable Trust - Retailing Fund (RRF)
33,774 shares (cost $2,441,967)	2,511,447
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

54,671 shares (cost $3,964,883)	$4,077,351
Variable Trust - S&P 500 2x Strategy Fund (RTF)
95,535 shares (cost $20,678,212)	23,344,959
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
695,153 shares (cost $33,361,614)	34,945,356
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
469,638 shares (cost $26,512,001)	29,033,034
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
266,425 shares (cost $9,704,397)	10,473,169
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
192,509 shares (cost $9,903,963)	9,583,089
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
234,976 shares (cost $12,541,761)	12,909,557
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
152,679 shares (cost $9,821,114)	10,150,107
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
29,011 shares (cost $1,051,621)	1,030,748
Variable Trust - Technology Fund (RTEC)
115,902 shares (cost $10,618,909)	11,207,752
Variable Trust - Telecommunications Fund (RTEL)
9,958 shares (cost $553,491)	582,339
Variable Trust - Transportation Fund (RTRF)
70,322 shares (cost $5,658,980)	6,057,557
Variable Trust - Utilities Fund (RUTL)
133,749 shares (cost $3,820,177)	3,740,957
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
4,994 shares (cost $330,129)	336,591
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
444,222 shares (cost $11,672,608)	11,665,273
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
19,964 shares (cost $1,645,803)	1,667,996
Health Sciences Portfolio - II (TRHS2)
184,818 shares (cost $6,858,985)	7,527,651
VanEck VIP Global Gold Fund: Service Class (VVGGS)
63,412 shares (cost $486,039)	481,929
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
235,358 shares (cost $4,886,318)	5,382,633
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
176,077 shares (cost $3,983,953)	4,178,318
Variable Insurance Portfolios - Asset Strategy (WRASP)
1,733,958 shares (cost $16,412,114)	16,243,370
Variable Insurance Portfolios - Energy (WRENG)
187,081 shares (cost $1,128,142)	1,097,939

Total Investments	$2,123,442,737

Accounts Receivable - BlackRock High Yield V.I. Fund -Class III (BRVHY3)	32,255
Accounts Receivable - BlackRock Total Return V.I. Fund -Class III (BRVTR3)	3,185
Accounts Receivable - Quality Bond Fund II - Primary Shares (FQB)	9
Accounts Receivable - VanEck VIP Global Gold Fund: Service Class (VVGGS)	1,310
Accounts Payable - VP UltraShort NASDAQ-100 (PROUSN)	(1,234)
Accounts Payable - VP Short Emerging Markets (PROSEM)	(3,642)
Accounts Payable - Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)	(129)
Other Accounts Payable	(7,848)

$2,123,466,643

Contract Owners’ Equity:
Accumulation units	2,123,399,864
Contracts in payout (annuitization) period (note 1f)	66,779

Total Contract Owners’ Equity (note 5)	$2,123,466,643

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	ALVBWB	AAEIP3	ARLPE3	ACVIG	ACVIP2	ACVU1	ACVV
Reinvested dividends	$27,793,691	12,651	61,948	46,969	231,523	325,723	4,282	320,880
Mortality and expense risk charges (note 2)	(27,693,328)	(13,596)	(49,192)	(22,623)	(152,903)	(183,690)	(13,794)	(305,690)

Net investment income (loss)	100,363	(945)	12,756	24,346	78,620	142,033	(9,512)	15,190

Realized gain (loss) on investments	70,606,288	1,654	192,121	82,538	482,139	(74,044)	36,722	1,904,711
Change in unrealized gain (loss) on investments	97,010,352	126,000	(282,311)	196,974	949,667	179,305	217,259	(614,415)

Net gain (loss) on investments	167,616,640	127,654	(90,190)	279,512	1,431,806	105,261	253,981	1,290,296

Reinvested capital gains	47,494,344	5,758	-	-	226,912	-	54,432	-

Net increase (decrease) in contract owners’ equity resulting from operations	$215,211,347	132,467	(77,434)	303,858	1,737,338	247,294	298,901	1,305,486

Investment Activity:	AMVGS4	AMVI4	AMVBC4	AMVNW4	AMVCB4	BRVHY3	BRVTR3	BRVED3
Reinvested dividends	$16,605	44,591	207,004	27,140	257,567	309,745	27,602	88,500
Mortality and expense risk charges (note 2)	(58,654)	(28,944)	(101,538)	(28,205)	(134,991)	(70,037)	(16,461)	(68,906)

Net investment income (loss)	(42,049)	15,647	105,466	(1,065)	122,576	239,708	11,141	19,594

Realized gain (loss) on investments	(209,113)	26,556	92,404	75,079	48,352	159,978	(7,738)	169,561
Change in unrealized gain (loss) on investments	1,124,180	523,858	895,309	476,193	825,955	(114,617)	7,427	255,807

Net gain (loss) on investments	915,067	550,414	987,713	551,272	874,307	45,361	(311)	425,368

Reinvested capital gains	-	26,702	315,526	-	-	-	-	334,952

Net increase (decrease) in contract owners’ equity resulting from operations	$873,018	592,763	1,408,705	550,207	996,883	285,069	10,830	779,914

Investment Activity:	MLVGA3	BRVDA3	CLVHY2	CLVQF2	CSCRS	DWVSVS	DVMCSS	ETVFR
Reinvested dividends	$380,263	15,624	9,723	422	47,700	12,373	46,943	324,221
Mortality and expense risk charges (note 2)	(427,169)	(9,342)	(2,006)	(3,467)	(7,413)	(23,968)	(87,974)	(133,905)

Net investment income (loss)	(46,906)	6,282	7,717	(3,045)	40,287	(11,595)	(41,031)	190,316

Realized gain (loss) on investments	(513,716)	7,027	(379)	(79)	886	76,309	77,573	118,703
Change in unrealized gain (loss) on investments	3,544,519	85,082	(5,898)	35,758	(36,864)	98,551	764,936	(124,378)

Net gain (loss) on investments	3,030,803	92,109	(6,277)	35,679	(35,978)	174,860	842,509	(5,675)

Reinvested capital gains	352,811	-	-	-	-	65,924	86,106	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,336,708	98,391	1,440	32,634	4,309	229,189	887,584	184,641

Investment Activity:	FQB	FC2	FAM2	FB2	FEI2	FGI2	FG2	FHI2
Reinvested dividends	$174	49,170	8,404	119,248	168,079	74,068	33,168	310,040
Mortality and expense risk charges (note 2)	(69)	(86,555)	(7,248)	(89,899)	(194,460)	(80,483)	(569,601)	(86,345)

Net investment income (loss)	105	(37,385)	1,156	29,349	(26,381)	(6,415)	(536,433)	223,695

Realized gain (loss) on investments	-	17,484	(14,107)	234,677	1,023,066	319,041	1,453,374	333,013
Change in unrealized gain (loss) on investments	39	840,701	11,068	509,383	9,187	382,242	6,393,894	(78,371)

Net gain (loss) on investments	39	858,185	(3,039)	744,060	1,032,253	701,283	7,847,268	254,642

Reinvested capital gains	-	349,447	63,394	191,759	282,898	133,864	3,031,312	-

Net increase (decrease) in contract owners’ equity resulting from operations	$144	1,170,247	61,511	965,168	1,288,770	828,732	10,342,147	478,337

Investment Activity:	FIGBP2	FRESS2	FVSIS2	FTVIS2	FTVMD2	FTVGI2	FTVFA2	IVBRA2
Reinvested dividends	$85,385	42,107	423,929	772,374	146,228	-	114,017	174,233
Mortality and expense risk charges (note 2)	(40,615)	(27,875)	(165,640)	(270,880)	(119,437)	(149,549)	(52,470)	(65,764)

Net investment income (loss)	44,770	14,232	258,289	501,494	26,791	(149,549)	61,547	108,469

Realized gain (loss) on investments	(2,956)	(668)	409,236	(64,625)	(202,422)	239,073	(35,637)	20,938
Change in unrealized gain (loss) on investments	15,471	(52,765)	(89,690)	907,483	218,520	(153,292)	206,053	(7,899)

Net gain (loss) on investments	12,515	(53,433)	319,546	842,858	16,098	85,781	170,416	13,039

Reinvested capital gains	10,749	102,775	73,302	-	465,597	39,419	175,759	249,929

Net increase (decrease) in contract owners’ equity resulting from operations	$68,034	63,574	651,137	1,344,352	508,486	(24,349)	407,722	371,437

Investment Activity:	AVIE2	IVEW52	JPIGA2	JPIIB2	JABS	JAMGS	JAFBS	JAGTS
Reinvested dividends	$7,444	45,167	11,576	17,680	52,606	19,924	89,614	12,457
Mortality and expense risk charges (note 2)	(4,990)	(64,615)	(10,184)	(5,388)	(40,003)	(41,070)	(39,610)	(33,452)

Net investment income (loss)	2,454	(19,448)	1,392	12,292	12,603	(21,146)	50,004	(20,995)

Realized gain (loss) on investments	3,110	66,739	4,646	1,435	21,344	33,338	2,175	73,878
Change in unrealized gain (loss) on investments	77,415	713,078	80,570	23,338	485,770	544,114	12,048	705,227

Net gain (loss) on investments	80,525	779,817	85,216	24,773	507,114	577,452	14,223	779,105

Reinvested capital gains	-	126,115	38,361	4,303	6,254	231,730	-	159,466

Net increase (decrease) in contract owners’ equity resulting from operations	$82,979	886,484	124,969	41,368	525,971	788,036	64,227	917,576

Investment Activity:	LZREMS	LPWHY2	LPVCA2	SBVI	SBVSG2	LOVTRC	LOVSDC	MNCPS2
Reinvested dividends	$231,368	221,834	7,805	24,247	-	90,242	175,772	19,253
Mortality and expense risk charges (note 2)	(162,864)	(87,748)	(22,460)	(23,011)	(12,568)	(36,617)	(53,357)	(15,318)

Net investment income (loss)	68,504	134,086	(14,655)	1,236	(12,568)	53,625	122,415	3,935

Realized gain (loss) on investments	289,840	281,585	(2,894)	16,534	8,152	(35,547)	2,465	19,848
Change in unrealized gain (loss) on investments	2,299,364	(46,476)	51,639	150,076	185,568	48,633	(79,612)	72,192

Net gain (loss) on investments	2,589,204	235,109	48,745	166,610	193,720	13,086	(77,147)	92,040

Reinvested capital gains	-	-	193,003	52,091	28,758	-	-	28,355

Net increase (decrease) in contract owners’ equity resulting from operations	$2,657,708	369,195	227,093	219,937	209,910	66,711	45,268	124,330

Investment Activity:	MV3MVS	MVBRES	MVGTAS	MVUSC	MVIVSC	MGRFV	MSGI2	MSEMB
Reinvested dividends	$20,548	25,495	75,691	50,020	96,840	-	109,518	463,625
Mortality and expense risk charges (note 2)	(20,627)	(20,817)	(39,629)	(13,875)	(77,191)	(44,325)	(70,339)	(118,911)

Net investment income (loss)	(79)	4,678	36,062	36,145	19,649	(44,325)	39,179	344,714

Realized gain (loss) on investments	13,481	19,304	(31,808)	27,246	152,981	(16,814)	(31,447)	(1,030)
Change in unrealized gain (loss) on investments	143,021	264,869	224,664	68,055	1,310,390	99,888	271,051	299,629

Net gain (loss) on investments	156,502	284,173	192,856	95,301	1,463,371	83,074	239,604	298,599

Reinvested capital gains	60,377	42,064	6,256	-	7,061	-	238,292	-

Net increase (decrease) in contract owners’ equity resulting from operations	$216,800	330,915	235,174	131,446	1,490,081	38,749	517,075	643,313

Investment Activity:	MSVGT2	VKVGR2	NVBX	NVIX	NAMGI2	NAMAA2	NVAMV2	GVAAA2
Reinvested dividends	$17,174	290,623	489,858	686,117	21,343	33,566	44,961	620,146
Mortality and expense risk charges (note 2)	(24,140)	(165,032)	(228,507)	(244,352)	(19,111)	(18,390)	(29,436)	(752,523)

Net investment income (loss)	(6,966)	125,591	261,351	441,765	2,232	15,176	15,525	(132,377)

Realized gain (loss) on investments	14,490	48,391	(76,068)	338,680	2,956	122,408	18,331	161,379
Change in unrealized gain (loss) on investments	189,977	807,375	45,298	2,697,326	317,597	81,441	64,103	5,497,508

Net gain (loss) on investments	204,467	855,766	(30,770)	3,036,006	320,553	203,849	82,434	5,658,887

Reinvested capital gains	24,435	-	25,858	-	2,509	19,200	99,496	1,249,321

Net increase (decrease) in contract owners’ equity resulting from operations	$221,936	981,357	256,439	3,477,771	325,294	238,225	197,455	6,775,831

Investment Activity:	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GEM2	NVIE6
Reinvested dividends	$44,178	53,967	36,550	116,673	213,756	85,060	11,420	14,658
Mortality and expense risk charges (note 2)	(38,633)	(71,810)	(114,722)	(85,430)	(53,058)	(69,859)	(9,060)	(8,687)

Net investment income (loss)	5,545	(17,843)	(78,172)	31,243	160,698	15,201	2,360	5,971

Realized gain (loss) on investments	(21,133)	37,456	(3,147)	16,922	134,860	695,637	11,247	4,297
Change in unrealized gain (loss) on investments	63,903	848,920	1,316,635	458,631	(132,666)	670,289	189,371	136,046

Net gain (loss) on investments	42,770	886,376	1,313,488	475,553	2,194	1,365,926	200,618	140,343

Reinvested capital gains	9,989	602,162	892,727	825,726	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$58,304	1,470,695	2,128,043	1,332,522	162,892	1,381,127	202,978	146,314

Investment Activity:	NVNMO2	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2
Reinvested dividends	$12,821	4,131	112,547	242,296	246,677	275,211	451,385	165,906
Mortality and expense risk charges (note 2)	(24,292)	(5,259)	(135,374)	(193,227)	(235,598)	(223,805)	(432,937)	(174,848)

Net investment income (loss)	(11,471)	(1,128)	(22,827)	49,069	11,079	51,406	18,448	(8,942)

Realized gain (loss) on investments	74,141	(162)	6,492	(250,448)	(240,750)	(217,762)	(1,199,816)	(57,419)
Change in unrealized gain (loss) on investments	239,476	16,052	888,065	929,926	1,192,128	515,183	2,874,279	994,565

Net gain (loss) on investments	313,617	15,890	894,557	679,478	951,378	297,421	1,674,463	937,146

Reinvested capital gains	48,386	60,512	636,437	606,050	958,006	273,845	1,594,718	901,113

Net increase (decrease) in contract owners’ equity resulting from operations	$350,532	75,274	1,508,167	1,334,597	1,920,463	622,672	3,287,629	1,829,317

Investment Activity:	NVCMC2	NVCBD2	NVLCP2	TRF	TRF2	GBF	GBF2	GVIDA
Reinvested dividends	$174,611	74,765	135,042	37,854	2,667	153,666	21,250	102,005
Mortality and expense risk charges (note 2)	(138,530)	(27,611)	(105,821)	(46,665)	(3,946)	(120,995)	(12,681)	(83,894)

Net investment income (loss)	36,081	47,154	29,221	(8,811)	(1,279)	32,671	8,569	18,111

Realized gain (loss) on investments	(62,914)	2,188	(32,571)	503,067	46,893	(214,560)	(7,084)	51,738
Change in unrealized gain (loss) on investments	343,100	17,022	167,372	38,977	26,139	200,494	2,159	392,031

Net gain (loss) on investments	280,186	19,210	134,801	542,044	73,032	(14,066)	(4,925)	443,769

Reinvested capital gains	362,695	-	-	-	-	-	-	445,011

Net increase (decrease) in contract owners’ equity resulting from operations	$678,962	66,364	164,022	533,233	71,753	18,605	3,644	906,891

Investment Activity:	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM
Reinvested dividends	$124,083	153,796	283,500	977,662	315,758	417,099	287,802	250
Mortality and expense risk charges (note 2)	(82,512)	(97,760)	(209,143)	(670,952)	(227,189)	(274,012)	(293,551)	(772)

Net investment income (loss)	41,571	56,036	74,357	306,710	88,569	143,087	(5,749)	(522)

Realized gain (loss) on investments	(1,217)	6,293	80,150	(233,278)	65,511	(231,336)	284,237	-
Change in unrealized gain (loss) on investments	359,851	463,398	121,199	2,173,592	1,120,779	718,463	1,306,073	-

Net gain (loss) on investments	358,634	469,691	201,349	1,940,314	1,186,290	487,127	1,590,310	-

Reinvested capital gains	157,012	330,806	302,933	3,230,877	1,169,970	853,948	1,375,406	-

Net increase (decrease) in contract owners’ equity resulting from operations	$557,217	856,533	578,639	5,477,901	2,444,829	1,484,162	2,959,967	(522)

Investment Activity:	NVMIG6	GVDIV2	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF
Reinvested dividends	$56,293	162,884	7,616	131,387	-	-	109,911	-
Mortality and expense risk charges (note 2)	(80,247)	(95,675)	(118,262)	(161,621)	(1,345)	(93,697)	(156,170)	(64,412)

Net investment income (loss)	(23,954)	67,209	(110,646)	(30,234)	(1,345)	(93,697)	(46,259)	(64,412)

Realized gain (loss) on investments	(45,324)	15,620	(283,490)	118,357	(413)	463,828	584,375	247,183
Change in unrealized gain (loss) on investments	1,211,371	1,135,824	1,940,583	772,728	19,463	691,105	187,051	665,026

Net gain (loss) on investments	1,166,047	1,151,444	1,657,093	891,085	19,050	1,154,933	771,426	912,209

Reinvested capital gains	-	-	319,763	542,001	5,038	320,676	516,558	31,943

Net increase (decrease) in contract owners’ equity resulting from operations	$1,142,093	1,218,653	1,866,210	1,402,852	22,743	1,381,912	1,241,725	879,740

Investment Activity:	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG2
Reinvested dividends	$-	21,705	3,714	-	-	497,101	226,000	13,622
Mortality and expense risk charges (note 2)	(7,229)	(77,630)	(11,133)	(63,215)	(10,108)	(129,832)	(206,419)	(63,483)

Net investment income (loss)	(7,229)	(55,925)	(7,419)	(63,215)	(10,108)	367,269	19,581	(49,861)

Realized gain (loss) on investments	(10,034)	427,778	30,672	(56,280)	1,334	94,212	30,004	(111,786)
Change in unrealized gain (loss) on investments	147,154	(290,804)	18,055	334,575	62,808	(73,115)	(22,841)	1,070,872

Net gain (loss) on investments	137,120	136,974	48,727	278,295	64,142	21,097	7,163	959,086

Reinvested capital gains	5,619	208,382	48,468	330,035	92,243	-	-	109,903

Net increase (decrease) in contract owners’ equity resulting from operations	$135,510	289,431	89,776	545,115	146,277	388,366	26,744	1,019,128

Investment Activity:	NVTIV3	EIF2	NVRE2	NVMM2	NVLM2	NVLCA2	NCPG2	NCPGI2
Reinvested dividends	$16,100	28,026	52,072	361,950	84,127	45,672	34,495	22,447
Mortality and expense risk charges (note 2)	(7,438)	(8,849)	(36,565)	(2,411,337)	(90,570)	(29,390)	(30,551)	(18,012)

Net investment income (loss)	8,662	19,177	15,507	(2,049,387)	(6,443)	16,282	3,944	4,435

Realized gain (loss) on investments	2,808	5,413	(126,933)	-	108,749	(10,163)	3,192	6,650
Change in unrealized gain (loss) on investments	105,977	97,011	143,873	-	526,019	268,920	217,750	95,881

Net gain (loss) on investments	108,785	102,424	16,940	-	634,768	258,757	220,942	102,531

Reinvested capital gains	-	-	50,300	-	108,166	28,065	84,295	37,316

Net increase (decrease) in contract owners’ equity resulting from operations	$117,447	121,601	82,747	(2,049,387)	736,491	303,104	309,181	144,282

Investment Activity:	IDPG2	IDPGI2	NVSIX2	GVEX1	NVMGA2	NBARMS	NO7TB	NOVPI2
Reinvested dividends	$28,166	28,058	201,243	2,262,130	13,801	-	6,588	53,218
Mortality and expense risk charges (note 2)	(25,007)	(18,881)	(207,249)	(1,480,377)	(10,802)	(9,535)	(29,286)	(109,148)

Net investment income (loss)	3,159	9,177	(6,006)	781,753	2,999	(9,535)	(22,698)	(55,930)

Realized gain (loss) on investments	82,915	7,752	368,776	3,479,360	15,465	(680)	8,740	(156,340)
Change in unrealized gain (loss) on investments	156,614	137,957	911,822	12,629,692	136,564	53,583	167,558	251,130

Net gain (loss) on investments	239,529	145,709	1,280,598	16,109,052	152,029	52,903	176,298	94,790

Reinvested capital gains	17,406	15,186	600,233	2,766,937	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$260,094	170,072	1,874,825	19,657,742	155,028	43,368	153,600	38,860

Investment Activity:	NOTBBA	OVIGS	OVGSS	OVSCS	PMVIV	PMVAAD	PMVFAD	PMVLAD
Reinvested dividends	$593,802	17,801	46,962	20,994	27,465	465,897	31,713	220,895
Mortality and expense risk charges (note 2)	(388,694)	(17,546)	(98,956)	(36,116)	(13,946)	(161,848)	(25,496)	(274,566)

Net investment income (loss)	205,108	255	(51,994)	(15,122)	13,519	304,049	6,217	(53,671)

Realized gain (loss) on investments	1,327,748	4,212	572,480	109,230	6,208	262,142	14,556	(24,406)
Change in unrealized gain (loss) on investments	(2,223,229)	313,365	1,405,022	76,147	9,593	563,824	130,484	31,673

Net gain (loss) on investments	(895,481)	317,577	1,977,502	185,377	15,801	825,966	145,040	7,267

Reinvested capital gains	1,107,437	-	-	175,082	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$417,064	317,832	1,925,508	345,337	29,320	1,130,015	151,257	(46,404)

Investment Activity:	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PMUBA	PMVSTA	PMVFHV
Reinvested dividends	$465,928	317,496	201,139	105,577	1,577,772	50,846	33,729	79,404
Mortality and expense risk charges (note 2)	(330,171)	(45,582)	(56,257)	(89,591)	(463,336)	(49,097)	(23,855)	(1,458)

Net investment income (loss)	135,757	271,914	144,882	15,986	1,114,436	1,749	9,874	77,946

Realized gain (loss) on investments	368,978	(162,609)	95,593	181,873	582,549	71,489	5,268	132
Change in unrealized gain (loss) on investments	317,619	(113,071)	60,722	184,177	(386,182)	23,367	7,925	(84,113)

Net gain (loss) on investments	686,597	(275,680)	156,315	366,050	196,367	94,856	13,193	(83,981)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$822,354	(3,766)	301,197	382,036	1,310,803	96,605	23,067	(6,035)

Investment Activity:	GVGMNS	GVHQFA	GVSIA	PIHYB2	PROUSN	PROAHY	PROA30	PROBNK
Reinvested dividends	$2,372	41,308	11,742	15,609	-	1,024,104	-	8,255
Mortality and expense risk charges (note 2)	(11,331)	(46,146)	(22,252)	(5,144)	(5,179)	(429,322)	(29,831)	(53,178)

Net investment income (loss)	(8,959)	(4,838)	(10,510)	10,465	(5,179)	594,782	(29,831)	(44,923)

Realized gain (loss) on investments	1,826	8,057	(9,221)	(2,341)	(232,788)	(231,236)	243,431	429,631
Change in unrealized gain (loss) on investments	68,505	(8,123)	(40,250)	11,355	6,860	(124,695)	154,741	(36,071)

Net gain (loss) on investments	70,331	(66)	(49,471)	9,014	(225,928)	(355,931)	398,172	393,560

Reinvested capital gains	20,147	-	-	-	-	915,602	82,147	-

Net increase (decrease) in contract owners’ equity resulting from operations	$81,519	(4,904)	(59,981)	19,479	(231,107)	1,154,453	450,488	348,637

Investment Activity:	PROBM	PROBR	PROBIO	PROBL	PROCG	PROCS	PROEM	PROE30
Reinvested dividends	$32,040	-	-	-	31,660	-	4,949	80,051
Mortality and expense risk charges (note 2)	(104,774)	(8,257)	(106,623)	(166,577)	(66,010)	(67,326)	(109,714)	(57,741)

Net investment income (loss)	(72,734)	(8,257)	(106,623)	(166,577)	(34,350)	(67,326)	(104,765)	22,310

Realized gain (loss) on investments	691,530	(130,671)	722,573	1,644,785	153,044	380,981	1,426,698	503,592
Change in unrealized gain (loss) on investments	362,829	19,104	413,809	47,789	96,935	170,512	279,577	(1,256)

Net gain (loss) on investments	1,054,359	(111,567)	1,136,382	1,692,574	249,979	551,493	1,706,275	502,336

Reinvested capital gains	-	-	-	292,662	36,918	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$981,625	(119,824)	1,029,759	1,818,659	252,547	484,167	1,601,510	524,646

Investment Activity:	PROFIN	PROHC	PROIND	PROINT	PRONET	PROJP	PRON	PROOG
Reinvested dividends	$29,368	-	17,750	-	-	-	-	139,878
Mortality and expense risk charges (note 2)	(113,384)	(171,643)	(139,205)	(55,092)	(81,589)	(24,052)	(174,604)	(198,895)

Net investment income (loss)	(84,016)	(171,643)	(121,455)	(55,092)	(81,589)	(24,052)	(174,604)	(59,017)

Realized gain (loss) on investments	1,415,849	494,407	1,325,357	434,814	667,348	301,369	2,825,399	436,082
Change in unrealized gain (loss) on investments	(415,069)	147,782	541,921	220,562	947,129	(21,563)	84,887	(1,324,993)

Net gain (loss) on investments	1,000,780	642,189	1,867,278	655,376	1,614,477	279,806	2,910,286	(888,911)

Reinvested capital gains	-	934,232	-	-	-	-	46,217	-

Net increase (decrease) in contract owners’ equity resulting from operations	$916,764	1,404,778	1,745,823	600,284	1,532,888	255,754	2,781,899	(947,928)

Investment Activity:	PROPHR	PROPM	PRORE	PRORRO	PROSCN	PROSEM	PROSIN	PROSN
Reinvested dividends	$19,961	-	29,358	-	8,910	-	-	-
Mortality and expense risk charges (note 2)	(40,343)	(52,803)	(59,560)	(16,537)	(67,985)	(1,725)	(1,621)	(4,416)

Net investment income (loss)	(20,382)	(52,803)	(30,202)	(16,537)	(59,075)	(1,725)	(1,621)	(4,416)

Realized gain (loss) on investments	152,003	90,943	(71,923)	(184,838)	1,084,612	(45,713)	(39,813)	(130,234)
Change in unrealized gain (loss) on investments	56,419	178,034	(65,461)	4,202	107,362	(4,035)	12,556	15,039

Net gain (loss) on investments	208,422	268,977	(137,384)	(180,636)	1,191,974	(49,748)	(27,257)	(115,195)

Reinvested capital gains	8,896	-	311,258	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$196,936	216,174	143,672	(197,173)	1,132,899	(51,473)	(28,878)	(119,611)

Investment Activity:	PROTEC	PROTEL	PROGVP	PROUN	PROUTL	PVEIB	RVMFU	RSRF
Reinvested dividends	$5,347	37,087	6,595	-	143,599	33,638	94,333	25,354
Mortality and expense risk charges (note 2)	(159,523)	(19,111)	(24,276)	(134,274)	(99,923)	(30,993)	(86,046)	(104,299)

Net investment income (loss)	(154,176)	17,976	(17,681)	(134,274)	43,676	2,645	8,287	(78,945)

Realized gain (loss) on investments	2,079,785	(351,303)	158,130	2,978,132	296,332	14,735	(369,452)	144,734
Change in unrealized gain (loss) on investments	540,560	(15,168)	(8,114)	34,230	(245,185)	369,349	782,557	844,542

Net gain (loss) on investments	2,620,345	(366,471)	150,016	3,012,362	51,147	384,084	413,105	989,276

Reinvested capital gains	-	45,548	-	259,845	235,256	59,580	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,466,169	(302,947)	132,335	3,137,933	330,079	446,309	421,392	910,331

Investment Activity:	RBKF	RBMF	RBF	RVCMD	RCPF	RVLDD	RELF	RENF
Reinvested dividends	$9,553	27,628	-	-	81,027	5,127	-	71,670
Mortality and expense risk charges (note 2)	(59,123)	(74,091)	(143,726)	(19,362)	(116,373)	(147,639)	(77,593)	(189,093)

Net investment income (loss)	(49,570)	(46,463)	(143,726)	(19,362)	(35,346)	(142,512)	(77,593)	(117,423)

Realized gain (loss) on investments	496,846	577,386	1,228,257	46,179	(119,162)	3,670,394	1,744,210	(673,566)
Change in unrealized gain (loss) on investments	(235,229)	293,961	1,014,831	1,851	680,845	305,055	(430,124)	(825,053)

Net gain (loss) on investments	261,617	871,347	2,243,088	48,030	561,683	3,975,449	1,314,086	(1,498,619)

Reinvested capital gains	-	13,408	-	-	228,156	178,857	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$212,047	838,292	2,099,362	28,668	754,493	4,011,794	1,236,493	(1,616,042)

Investment Activity:	RESF	RLCE	RFSF	RUGB	RHCF	RINF	RVIDD	RJNF
Reinvested dividends	$-	16,874	34,842	60,108	-	-	-	-
Mortality and expense risk charges (note 2)	(113,048)	(22,678)	(114,306)	(64,215)	(197,927)	(85,802)	(47,312)	(16,133)

Net investment income (loss)	(113,048)	(5,804)	(79,464)	(4,107)	(197,927)	(85,802)	(47,312)	(16,133)

Realized gain (loss) on investments	(1,014,544)	310,334	1,064,008	40,735	1,048,836	1,289,631	(1,485,319)	(122,319)
Change in unrealized gain (loss) on investments	(888,576)	35,973	(17,806)	331,644	874,176	290,849	(81,762)	(5,012)

Net gain (loss) on investments	(1,903,120)	346,307	1,046,202	372,379	1,923,012	1,580,480	(1,567,081)	(127,331)

Reinvested capital gains	-	-	-	-	538,362	33,799	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,016,168)	340,503	966,738	368,272	2,263,447	1,528,477	(1,614,393)	(143,464)

Investment Activity:	RVIMC	RAF	RVISC	RUF	RLCJ	RLF	RMED	RVARS
Reinvested dividends	$-	-	-	-	-	9,626	-	-
Mortality and expense risk charges (note 2)	(2,764)	(4,147)	(49,148)	(25,704)	(15,764)	(59,559)	(66,740)	(91,518)

Net investment income (loss)	(2,764)	(4,147)	(49,148)	(25,704)	(15,764)	(49,933)	(66,740)	(91,518)

Realized gain (loss) on investments	(34,701)	(85,957)	(665,736)	(294,945)	437,174	687,916	794,962	(5,999)
Change in unrealized gain (loss) on investments	4,342	(356)	(17,365)	(28,910)	74,060	71,694	(764,115)	220,416

Net gain (loss) on investments	(30,359)	(86,313)	(683,101)	(323,855)	511,234	759,610	30,847	214,417

Reinvested capital gains	-	-	-	-	-	7,692	1,372,968	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(33,123)	(90,460)	(732,249)	(349,559)	495,470	717,369	1,337,075	122,899

Investment Activity:	RVF	ROF	RNF	RPMF	RREF	RRF	RMEK	RTF
Reinvested dividends	$-	-	5,021	506,528	135,742	-	-	-
Mortality and expense risk charges (note 2)	(282,701)	(296,732)	(168,265)	(167,007)	(76,514)	(30,112)	(63,077)	(308,686)

Net investment income (loss)	(282,701)	(296,732)	(163,244)	339,521	59,228	(30,112)	(63,077)	(308,686)

Realized gain (loss) on investments	5,529,112	2,571,875	3,122,983	(879,576)	107,121	72,394	19,320	5,234,872
Change in unrealized gain (loss) on investments	4,122,597	928,466	121,160	789,484	75,760	161,299	74,741	1,939,688

Net gain (loss) on investments	9,651,709	3,500,341	3,244,143	(90,092)	182,881	233,693	94,061	7,174,560

Reinvested capital gains	279,028	1,583,322	442,419	-	-	-	102,786	896,119

Net increase (decrease) in contract owners’ equity resulting from operations	$9,648,036	4,786,931	3,523,318	249,429	242,109	203,581	133,770	7,761,993

Investment Activity:	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL	RTEC
Reinvested dividends	$-	222,955	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(422,724)	(435,980)	(173,977)	(180,257)	(164,369)	(146,076)	(17,859)	(175,003)

Net investment income (loss)	(422,724)	(213,025)	(173,977)	(180,257)	(164,369)	(146,076)	(17,859)	(175,003)

Realized gain (loss) on investments	3,040,333	2,065,999	1,439,945	1,302,683	1,282,680	216,185	(131,029)	2,375,640
Change in unrealized gain (loss) on investments	1,825,177	363,863	593,939	(1,993,140)	(485,551)	(1,281,336)	(140,596)	351,727

Net gain (loss) on investments	4,865,510	2,429,862	2,033,884	(690,457)	797,129	(1,065,151)	(271,625)	2,727,367

Reinvested capital gains	1,248,165	1,362,040	-	1,794,496	471,344	225,250	17,657	331,242

Net increase (decrease) in contract owners’ equity resulting from operations	$5,690,951	3,578,877	1,859,907	923,782	1,104,104	(985,977)	(271,827)	2,883,606

Investment Activity:	RTEL	RTRF	RUTL	RVWDL	GVFRB	RHYS	TRHS2	VVGGS
Reinvested dividends	$9,885	15,432	77,966	-	439,726	72,179	-	-
Mortality and expense risk charges (note 2)	(13,007)	(81,464)	(71,896)	(7,165)	(225,599)	(30,175)	(66,913)	(3,413)

Net investment income (loss)	(3,122)	(66,032)	6,070	(7,165)	214,127	42,004	(66,913)	(3,413)

Realized gain (loss) on investments	(17,374)	914,195	459,700	(39,164)	154,573	49,596	682	(18,559)
Change in unrealized gain (loss) on investments	34,431	97,412	(198,676)	16,664	(111,066)	(981)	946,587	(4,110)

Net gain (loss) on investments	17,057	1,011,607	261,024	(22,500)	43,507	48,615	947,269	(22,669)

Reinvested capital gains	13,009	-	79,457	-	-	-	307,154	-

Net increase (decrease) in contract owners’ equity resulting from operations	$26,944	945,575	346,551	(29,665)	257,634	90,619	1,187,510	(26,082)

Investment Activity:	VWHAS	VWHA	WRASP	WRENG	NOVMH2	NLFOSP	NVFIP	NVFMGP
Reinvested dividends	$-	-	249,051	8,024	367,853	2,384	2,816	-
Mortality and expense risk charges (note 2)	(42,617)	(66,501)	(235,916)	(11,552)	(14,388)	(12,916)	(4,893)	(18,745)

Net investment income (loss)	(42,617)	(66,501)	13,135	(3,528)	353,465	(10,532)	(2,077)	(18,745)

Realized gain (loss) on investments	114,280	221,571	(1,759,538)	41,045	(1,672,804)	29,907	3,790	91,305
Change in unrealized gain (loss) on investments	(15,293)	(399,240)	4,235,827	(180,531)	1,561,859	(44,326)	12,550	(17,502)

Net gain (loss) on investments	98,987	(177,669)	2,476,289	(139,486)	(110,945)	(14,419)	16,340	73,803

Reinvested capital gains	-	-	-	-	-	133,805	-	102,245

Net increase (decrease) in contract owners’ equity resulting from operations	$56,370	(244,170)	2,489,424	(143,014)	242,520	108,854	14,263	157,303

Investment Activity:	PIVEM2	RVAMR	RVBER	RVCLR
Reinvested dividends	$-	-	-	30,477
Mortality and expense risk charges (note 2)	(7,226)	(4,004)	(3,370)	(2,719)

Net investment income (loss)	(7,226)	(4,004)	(3,370)	27,758

Realized gain (loss) on investments	150,463	152,381	133,146	(5,284)
Change in unrealized gain (loss) on investments	(3,519)	(65,971)	(79,174)	(20,858)

Net gain (loss) on investments	146,944	86,410	53,972	(26,142)

Reinvested capital gains	-	-	-	41,243

Net increase (decrease) in contract owners’ equity resulting from operations	$139,718	82,406	50,602	42,859

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	Total		ALVBWB		AAEIP3		ARLPE3
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$100,363	(1,269,449)	(945)	3,839	12,756	26,922	24,346	(7,241)
Realized gain (loss) on investments	70,606,288	(53,816,292)	1,654	(97,549)	192,121	(601,047)	82,538	(10,828)
Change in unrealized gain (loss) on investments	97,010,352	89,042,525	126,000	50,836	(282,311)	1,472,428	196,974	89,145
Reinvested capital gains	47,494,344	44,053,390	5,758	85,819	-	-	-	354

Net increase (decrease) in contract owners’ equity resulting from operations	215,211,347	78,010,174	132,467	42,945	(77,434)	898,303	303,858	71,430

Equity transactions:
Purchase payments received from contract owners (note 3)	381,271,968	350,348,703	9,313	9,102	396,861	275,451	217,034	77,234
Transfers between funds	-	-	262,096	(242,438)	(99,340)	541,312	476,110	131,776
Redemptions (note 3)	(263,169,863)	(248,314,429)	(409,489)	(391,849)	(414,749)	(154,113)	(77,218)	(69,325)
Annuity benefits	(5,142)	(4,828)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(18,044)	(5,511)	-	-	(48)	(3)	(18)	-
Contingent deferred sales charges (note 2)	(1,299,015)	(2,252,313)	-	(1,630)	(2,760)	(1,158)	(421)	(1,015)
Adjustments to maintain reserves	(35,745)	(16,108)	(49)	(21)	(165)	(165)	(136)	(85)

Net equity transactions	116,744,159	99,755,514	(138,129)	(626,836)	(120,201)	661,324	615,351	138,585

Net change in contract owners’ equity	331,955,506	177,765,688	(5,662)	(583,891)	(197,635)	1,559,627	919,209	210,015
Contract owners’ equity beginning of period	1,791,511,137	1,613,745,449	996,951	1,580,842	3,477,234	1,917,607	1,248,775	1,038,760

Contract owners’ equity end of period	$2,123,466,643	1,791,511,137	991,289	996,951	3,279,599	3,477,234	2,167,984	1,248,775

CHANGES IN UNITS:
Beginning units	160,372,405	143,811,010	78,745	128,797	358,668	274,435	117,739	104,224
Units purchased	510,269,353	727,620,650	24,897	20,434	197,535	285,070	104,577	36,672
Units redeemed	(496,854,667)	(711,059,255)	(34,710)	(70,486)	(210,771)	(200,837)	(56,699)	(23,157)

Ending units	173,787,091	160,372,405	68,932	78,745	345,432	358,668	165,617	117,739

	ACVIG		ACVIP2		ACVU1		ACVV
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$78,620	88,519	142,033	36,127	(9,512)	(8,868)	15,190	48,065
Realized gain (loss) on investments	482,139	(80,246)	(74,044)	(273,337)	36,722	(23,609)	1,904,711	(605,216)
Change in unrealized gain (loss) on investments	949,667	959,051	179,305	429,331	217,259	16,598	(614,415)	2,582,418
Reinvested capital gains	226,912	191,430	-	78,510	54,432	36,830	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,737,338	1,158,754	247,294	270,631	298,901	20,951	1,305,486	2,025,267

Equity transactions:
Purchase payments received from contract owners (note 3)	228,172	419,536	2,048,208	2,612,604	-	1,973	493,058	1,235,082
Transfers between funds	(856,752)	1,954,453	578,581	(124,942)	(3,917)	(23,662)	(4,381,214)	6,109,820
Redemptions (note 3)	(1,557,833)	(1,862,596)	(1,369,398)	(1,820,827)	(89,445)	(140,690)	(2,339,601)	(998,210)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(32)	(5)	-	-	-	-
Contingent deferred sales charges (note 2)	(6,138)	(2,943)	(8,325)	(8,842)	-	-	(9,376)	(4,580)
Adjustments to maintain reserves	(249)	(108)	(269)	(165)	(24)	(21)	(153)	(223)

Net equity transactions	(2,192,800)	508,342	1,248,765	657,823	(93,386)	(162,400)	(6,237,286)	6,341,889

Net change in contract owners’ equity	(455,462)	1,667,096	1,496,059	928,454	205,515	(141,449)	(4,931,800)	8,367,156
Contract owners’ equity beginning of period	11,112,424	9,445,328	10,911,902	9,983,448	975,870	1,117,319	23,859,220	15,492,064

Contract owners’ equity end of period	$10,656,962	11,112,424	12,407,961	10,911,902	1,181,385	975,870	18,927,420	23,859,220

CHANGES IN UNITS:
Beginning units	1,076,663	1,022,727	1,071,068	1,010,449	94,836	112,066	2,147,337	1,652,567
Units purchased	259,895	627,905	964,441	785,835	28,018	32,700	631,126	1,679,314
Units redeemed	(466,502)	(573,969)	(849,484)	(725,216)	(34,939)	(49,930)	(1,189,039)	(1,184,544)

Ending units	870,056	1,076,663	1,186,025	1,071,068	87,915	94,836	1,589,424	2,147,337

	AMVGS4		AMVI4		AMVBC4		AMVNW4
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(42,049)	(40,060)	15,647	6,249	105,466	66,610	(1,065)	(190)
Realized gain (loss) on investments	(209,113)	(278,413)	26,556	(14,143)	92,404	8,826	75,079	(1,022)
Change in unrealized gain (loss) on investments	1,124,180	(214,917)	523,858	(21,350)	895,309	207,600	476,193	19,960
Reinvested capital gains	-	563,756	26,702	47,039	315,526	250,448	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	873,018	30,366	592,763	17,795	1,408,705	533,484	550,207	18,748

Equity transactions:
Purchase payments received from contract owners (note 3)	1,137,391	735,311	2,429,770	985,720	4,919,717	4,288,910	2,319,087	1,097,271
Transfers between funds	22,103	(273,722)	76,019	(69,086)	(128,368)	510,046	45,541	(50,476)
Redemptions (note 3)	(171,193)	(246,228)	(48,266)	(7,051)	(137,114)	(54,019)	(75,088)	(6,111)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(27)	-	(117)	(7)	(259)	(142)	(59)	(1)
Contingent deferred sales charges (note 2)	(697)	(2,502)	(95)	(22)	(705)	(321)	(100)	-
Adjustments to maintain reserves	(198)	(116)	(51)	(18)	(66)	(35)	(33)	(17)

Net equity transactions	987,379	212,743	2,457,260	909,536	4,653,205	4,744,439	2,289,348	1,040,666

Net change in contract owners’ equity	1,860,397	243,109	3,050,023	927,331	6,061,910	5,277,923	2,839,555	1,059,414
Contract owners’ equity beginning of period	3,140,585	2,897,476	1,157,757	230,426	6,285,503	1,007,580	1,238,822	179,408

Contract owners’ equity end of period	$5,000,982	3,140,585	4,207,780	1,157,757	12,347,413	6,285,503	4,078,377	1,238,822

CHANGES IN UNITS:
Beginning units	275,505	255,289	127,026	25,800	559,287	105,055	128,536	19,342
Units purchased	232,619	109,549	304,331	139,651	608,237	655,314	295,275	136,823
Units redeemed	(154,988)	(89,333)	(76,977)	(38,425)	(215,737)	(201,082)	(92,227)	(27,629)

Ending units	353,136	275,505	354,380	127,026	951,787	559,287	331,584	128,536

	AMVCB4		BRVHY3		BRVTR3		BRVED3
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$122,576	111,291	239,708	94,650	11,141	915	19,594	6,774
Realized gain (loss) on investments	48,352	(86,404)	159,978	94,220	(7,738)	738	169,561	8,678
Change in unrealized gain (loss) on investments	825,955	66,991	(114,617)	131,690	7,427	(12,170)	255,807	89,179
Reinvested capital gains	-	-	-	-	-	-	334,952	68,034

Net increase (decrease) in contract owners’ equity resulting from operations	996,883	91,878	285,069	320,560	10,830	(10,517)	779,914	172,665

Equity transactions:
Purchase payments received from contract owners (note 3)	2,676,302	2,430,936	2,435,573	1,378,692	287,226	167,861	697,325	1,374,234
Transfers between funds	1,017,526	1,888,118	1,213,005	4,267,821	1,329,241	410,843	2,825,470	1,098,396
Redemptions (note 3)	(665,157)	(490,011)	(1,056,402)	(26,746)	(67,463)	(4,828)	(262,759)	(23,513)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(423)	(31)	(125)	(44)	(46)	-	(10)	-
Contingent deferred sales charges (note 2)	(1,124)	(1,505)	(21)	-	(2,215)	-	(4,088)	(105)
Adjustments to maintain reserves	(173)	(114)	148	(26)	(33)	(1)	(77)	(24)

Net equity transactions	3,026,951	3,827,393	2,592,178	5,619,697	1,546,710	573,875	3,255,861	2,448,988

Net change in contract owners’ equity	4,023,834	3,919,271	2,877,247	5,940,257	1,557,540	563,358	4,035,775	2,621,653
Contract owners’ equity beginning of period	7,548,638	3,629,367	6,337,471	397,214	563,358	-	2,621,653	-

Contract owners’ equity end of period	$11,572,472	7,548,638	9,214,718	6,337,471	2,120,898	563,358	6,657,428	2,621,653

CHANGES IN UNITS:
Beginning units	774,341	381,441	608,034	42,539	57,049	-	235,495	-
Units purchased	528,935	640,120	1,203,824	950,372	189,077	65,621	477,791	322,973
Units redeemed	(237,170)	(247,220)	(976,456)	(384,877)	(35,324)	(8,572)	(193,273)	(87,478)

Ending units	1,066,106	774,341	835,402	608,034	210,802	57,049	520,013	235,495

	MLVGA3		BRVDA3		CLVHY2		CLVQF2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(46,906)	(84,829)	6,282	4,272	7,717	-	(3,045)	-
Realized gain (loss) on investments	(513,716)	(1,166,385)	7,027	(8,871)	(379)	-	(79)	-
Change in unrealized gain (loss) on investments	3,544,519	1,931,350	85,082	32,104	(5,898)	-	35,758	-
Reinvested capital gains	352,811	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,336,708	680,136	98,391	27,505	1,440	-	32,634	-

Equity transactions:
Purchase payments received from contract owners (note 3)	2,293,023	2,886,595	162,909	102,883	412,848	-	1,337,475	-
Transfers between funds	96,677	(2,535,539)	177,149	(4,239)	125,599	-	127,064	-
Redemptions (note 3)	(3,510,446)	(3,157,748)	(109,341)	(21,846)	(10,844)	-	(25,393)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(73)	(14)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,463)	(42,747)	(15)	(1)	-	-	-	-
Adjustments to maintain reserves	(259)	(228)	(55)	(32)	(10)	-	(21)	-

Net equity transactions	(1,129,541)	(2,849,681)	230,647	76,765	527,593	-	1,439,125	-

Net change in contract owners’ equity	2,207,167	(2,169,545)	329,038	104,270	529,033	-	1,471,759	-
Contract owners’ equity beginning of period	28,513,844	30,683,389	612,405	508,135	-	-	-	-

Contract owners’ equity end of period	$30,721,011	28,513,844	941,443	612,405	529,033	-	1,471,759	-

CHANGES IN UNITS:
Beginning units	2,311,445	2,548,870	62,139	53,940	-	-	-	-
Units purchased	444,028	495,049	40,021	30,479	58,034	-	211,177	-
Units redeemed	(537,125)	(732,474)	(18,030)	(22,280)	(6,244)	-	(65,773)	-

Ending units	2,218,348	2,311,445	84,130	62,139	51,790	-	145,404	-

	CSCRS		DWVSVS		DVMCSS		ETVFR
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$40,287	(7,602)	(11,595)	(3,418)	(41,031)	(32,213)	190,316	89,562
Realized gain (loss) on investments	886	(205,439)	76,309	3,513	77,573	(130,539)	118,703	48,025
Change in unrealized gain (loss) on investments	(36,864)	262,350	98,551	140,004	764,936	500,212	(124,378)	157,667
Reinvested capital gains	-	-	65,924	27,728	86,106	211,616	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,309	49,309	229,189	167,827	887,584	549,076	184,641	295,254

Equity transactions:
Purchase payments received from contract owners (note 3)	11,940	22,351	1,515,858	629,325	1,294,811	1,546,240	3,421,743	1,945,577
Transfers between funds	103,984	226,642	(73,572)	89,614	181,754	1,248,569	912,942	4,485,656
Redemptions (note 3)	(74,211)	(20,791)	(30,988)	(18,739)	(458,763)	(287,762)	(1,755,170)	(368,762)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(72)	(6)	(58)	(18)	(110)	(19)
Contingent deferred sales charges (note 2)	(1,712)	(3)	(4)	(43)	(3,924)	(988)	(6,763)	(2,842)
Adjustments to maintain reserves	(62)	(70)	(64)	(45)	(113)	(231)	1,724	(212)

Net equity transactions	39,939	228,129	1,411,158	700,106	1,013,707	2,505,810	2,574,366	6,059,398

Net change in contract owners’ equity	44,248	277,438	1,640,347	867,933	1,901,291	3,054,886	2,759,007	6,354,652
Contract owners’ equity beginning of period	732,990	455,552	1,096,723	228,790	5,653,750	2,598,864	8,406,005	2,051,353

Contract owners’ equity end of period	$777,238	732,990	2,737,070	1,096,723	7,555,041	5,653,750	11,165,012	8,406,005

CHANGES IN UNITS:
Beginning units	125,124	86,189	92,656	25,034	476,403	249,038	816,617	214,276
Units purchased	65,458	164,810	167,602	86,493	259,487	331,814	1,414,763	1,153,216
Units redeemed	(58,081)	(125,875)	(50,968)	(18,871)	(177,854)	(104,449)	(1,167,379)	(550,875)

Ending units	132,501	125,124	209,290	92,656	558,036	476,403	1,064,001	816,617

	FQB		FC2		FAM2		FB2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$105	119	(37,385)	(47,297)	1,156	(7,455)	29,349	26,148
Realized gain (loss) on investments	-	-	17,484	(213,721)	(14,107)	(153,923)	234,677	32,909
Change in unrealized gain (loss) on investments	39	10	840,701	98,012	11,068	104,211	509,383	125,063
Reinvested capital gains	-	-	349,447	511,964	63,394	56,037	191,759	9,745

Net increase (decrease) in contract owners’ equity resulting from operations	144	129	1,170,247	348,958	61,511	(1,130)	965,168	193,865

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	81,664	104,825	1,950	37,327	4,510,578	3,967,052
Transfers between funds	-	-	215,040	(490,710)	(31,414)	(539,801)	1,428,636	(195,424)
Redemptions (note 3)	-	-	(1,107,967)	(652,894)	(68,182)	(444,824)	(527,848)	(36,398)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(8)	(8)	-	-	-	-	(258)	(75)
Contingent deferred sales charges (note 2)	-	-	(2,578)	(84)	(1,107)	(9,052)	(1,527)	(38)
Adjustments to maintain reserves	6	6	(61)	(20)	(25)	(29)	(96)	(54)

Net equity transactions	(2)	(2)	(813,902)	(1,038,883)	(98,778)	(956,379)	5,409,485	3,735,063

Net change in contract owners’ equity	142	127	356,345	(689,925)	(37,267)	(957,509)	6,374,653	3,928,928
Contract owners’ equity beginning of period	5,271	5,144	6,132,562	6,822,487	555,189	1,512,698	4,158,481	229,553

Contract owners’ equity end of period	$5,413	5,271	6,488,907	6,132,562	517,922	555,189	10,533,134	4,158,481

CHANGES IN UNITS:
Beginning units	300	300	595,707	704,451	46,733	129,762	405,804	23,700
Units purchased	-	-	71,222	69,860	2,955	10,028	660,407	595,592
Units redeemed	-	-	(141,529)	(178,604)	(11,062)	(93,057)	(170,256)	(213,488)

Ending units	300	300	525,400	595,707	38,626	46,733	895,955	405,804

	FEI2		FGI2		FG2		FHI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(26,381)	96,234	(6,415)	37,855	(536,433)	(365,354)	223,695	389,301
Realized gain (loss) on investments	1,023,066	(743,427)	319,041	8,356	1,453,374	(2,279,676)	333,013	(86,570)
Change in unrealized gain (loss) on investments	9,187	1,788,190	382,242	105,908	6,393,894	(1,994,455)	(78,371)	486,451
Reinvested capital gains	282,898	759,458	133,864	-	3,031,312	2,011,604	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,288,770	1,900,455	828,732	152,119	10,342,147	(2,627,881)	478,337	789,182

Equity transactions:
Purchase payments received from contract owners (note 3)	275,517	1,160,348	2,614,065	1,073,897	6,188,542	3,181,045	141,351	129,039
Transfers between funds	(1,981,821)	1,205,281	882,153	2,174,197	9,689,129	(5,034,176)	(3,446,163)	4,446,609
Redemptions (note 3)	(2,401,356)	(2,009,318)	(617,300)	(18,015)	(5,513,372)	(4,648,228)	(771,049)	(291,523)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(130)	(2)	(176)	(55)	-	-
Contingent deferred sales charges (note 2)	(31,930)	(32,644)	(14,211)	-	(64,449)	(14,556)	(3,150)	(2,017)
Adjustments to maintain reserves	(193)	(197)	(142)	(10)	(423)	(166)	(100)	(153)

Net equity transactions	(4,139,783)	323,470	2,864,435	3,230,067	10,299,251	(6,516,136)	(4,079,111)	4,281,955

Net change in contract owners’ equity	(2,851,013)	2,223,925	3,693,167	3,382,186	20,641,398	(9,144,017)	(3,600,774)	5,071,137
Contract owners’ equity beginning of period	14,113,445	11,889,520	3,382,186	-	37,249,353	46,393,370	9,055,287	3,984,150

Contract owners’ equity end of period	$11,262,432	14,113,445	7,075,353	3,382,186	57,890,751	37,249,353	5,454,513	9,055,287

CHANGES IN UNITS:
Beginning units	1,313,407	1,281,852	300,528	-	3,666,543	4,519,108	877,393	437,803
Units purchased	798,418	700,441	597,358	343,609	3,838,319	2,553,157	194,841	1,251,177
Units redeemed	(1,168,190)	(668,886)	(351,944)	(43,081)	(3,217,209)	(3,405,722)	(569,380)	(811,587)

Ending units	943,635	1,313,407	545,942	300,528	4,287,653	3,666,543	502,854	877,393

	FIGBP2		FRESS2		FVSIS2		FTVIS2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$44,770	(18,697)	14,232	8,873	258,289	237,603	501,494	413,052
Realized gain (loss) on investments	(2,956)	(104,252)	(668)	3,931	409,236	90,060	(64,625)	(543,959)
Change in unrealized gain (loss) on investments	15,471	(79,387)	(52,765)	5,727	(89,690)	(70,266)	907,483	1,583,693
Reinvested capital gains	10,749	-	102,775	10,227	73,302	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	68,034	(202,336)	63,574	28,758	651,137	257,397	1,344,352	1,452,786

Equity transactions:
Purchase payments received from contract owners (note 3)	2,623,867	549,223	1,338,204	925,124	2,313,925	2,088,041	2,751,087	1,823,768
Transfers between funds	571,770	2,721,834	73,418	370,021	1,732,613	4,897,578	1,745,749	1,568,345
Redemptions (note 3)	(775,805)	(913,294)	(57,453)	(15,254)	(2,168,520)	(351,406)	(1,730,080)	(1,961,683)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(75)	-	(177)	(54)	(208)	(45)	(97)	(19)
Contingent deferred sales charges (note 2)	(3,952)	(1,230)	(575)	(126)	(9,132)	(2,821)	(3,830)	(27,532)
Adjustments to maintain reserves	(63)	(32)	(49)	(21)	(181)	(114)	(246)	(192)

Net equity transactions	2,415,742	2,356,501	1,353,368	1,279,690	1,868,497	6,631,233	2,762,583	1,402,687

Net change in contract owners’ equity	2,483,776	2,154,165	1,416,942	1,308,448	2,519,634	6,888,630	4,106,935	2,855,473
Contract owners’ equity beginning of period	2,154,165	-	1,617,819	309,371	9,039,903	2,151,273	14,570,222	11,714,749

Contract owners’ equity end of period	$4,637,941	2,154,165	3,034,761	1,617,819	11,559,537	9,039,903	18,677,157	14,570,222

CHANGES IN UNITS:
Beginning units	215,943	-	148,880	29,685	887,744	225,260	1,307,754	1,181,994
Units purchased	667,445	1,311,495	204,817	128,397	1,735,718	1,264,862	598,590	650,722
Units redeemed	(431,239)	(1,095,552)	(81,084)	(9,202)	(1,551,836)	(602,378)	(358,665)	(524,962)

Ending units	452,149	215,943	272,613	148,880	1,071,626	887,744	1,547,679	1,307,754

	FTVMD2		FTVGI2		FTVFA2		IVBRA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$26,791	10,914	(149,549)	(86,386)	61,547	89,821	108,469	(46,433)
Realized gain (loss) on investments	(202,422)	(287,666)	239,073	(67,230)	(35,637)	(53,723)	20,938	(185,058)
Change in unrealized gain (loss) on investments	218,520	409,418	(153,292)	388,991	206,053	222,358	(7,899)	521,461
Reinvested capital gains	465,597	423,288	39,419	5,645	175,759	114,990	249,929	-

Net increase (decrease) in contract owners’ equity resulting from operations	508,486	555,954	(24,349)	241,020	407,722	373,446	371,437	289,970

Equity transactions:
Purchase payments received from contract owners (note 3)	993,641	1,438,573	6,161,856	5,101,253	826,447	350,002	593,725	800,938
Transfers between funds	1,507,621	(702,102)	360,394	478,785	12,861	(427,609)	(577,596)	1,349,049
Redemptions (note 3)	(719,838)	(429,671)	(882,626)	(415,529)	(645,058)	(447,493)	(754,541)	(192,848)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(47)	(26)	(365)	(69)	(90)	-	(20)	(4)
Contingent deferred sales charges (note 2)	(10,830)	(1,481)	(5,087)	(2,213)	(130)	(1,413)	(4,038)	(188)
Adjustments to maintain reserves	(214)	(156)	(183)	(122)	(66)	(53)	(109)	(129)

Net equity transactions	1,770,333	305,137	5,633,989	5,162,105	193,964	(526,566)	(742,579)	1,956,818

Net change in contract owners’ equity	2,278,819	861,091	5,609,640	5,403,125	601,686	(153,120)	(371,142)	2,246,788
Contract owners’ equity beginning of period	6,200,340	5,339,249	8,621,570	3,218,445	3,737,817	3,890,937	4,916,721	2,669,933

Contract owners’ equity end of period	$8,479,159	6,200,340	14,231,210	8,621,570	4,339,503	3,737,817	4,545,579	4,916,721

CHANGES IN UNITS:
Beginning units	496,721	473,617	901,438	342,398	252,098	294,082	455,236	272,309
Units purchased	350,909	207,389	1,350,661	999,474	76,925	33,036	118,988	317,125
Units redeemed	(213,267)	(184,285)	(775,213)	(440,434)	(64,654)	(75,020)	(186,164)	(134,198)

Ending units	634,363	496,721	1,476,886	901,438	264,369	252,098	388,060	455,236

	AVIE2		IVEW52		JPIGA2		JPIIB2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,454	200	(19,448)	(11,740)	1,392	16,138	12,292	9,549
Realized gain (loss) on investments	3,110	(35)	66,739	11,897	4,646	(17)	1,435	61
Change in unrealized gain (loss) on investments	77,415	(4,084)	713,078	104,826	80,570	(3,466)	23,338	(4,014)
Reinvested capital gains	-	-	126,115	95,896	38,361	8	4,303	-

Net increase (decrease) in contract owners’ equity resulting from operations	82,979	(3,919)	886,484	200,879	124,969	12,663	41,368	5,596

Equity transactions:
Purchase payments received from contract owners (note 3)	164,686	187,718	2,336,267	3,130,630	194,819	656,101	137,617	345,375
Transfers between funds	187,864	13,850	215,429	65,308	(4,960)	(1,544)	(13,659)	(38)
Redemptions (note 3)	(16,075)	(612)	(85,254)	(28,176)	(7,829)	(2,134)	(589)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(13)	-	(158)	(3)	(15)	-	-	-
Contingent deferred sales charges (note 2)	(4)	-	(350)	(32)	-	-	-	-
Adjustments to maintain reserves	(28)	(11)	(61)	(24)	(13)	(8)	(8)	(14)

Net equity transactions	336,430	200,945	2,465,873	3,167,703	182,002	652,415	123,361	345,323

Net change in contract owners’ equity	419,409	197,026	3,352,357	3,368,582	306,971	665,078	164,729	350,919
Contract owners’ equity beginning of period	278,068	81,042	3,991,196	622,614	741,880	76,802	361,120	10,201

Contract owners’ equity end of period	$697,477	278,068	7,343,553	3,991,196	1,048,851	741,880	525,849	361,120

CHANGES IN UNITS:
Beginning units	30,497	8,736	373,806	65,660	74,694	8,101	35,656	1,055
Units purchased	37,685	24,953	315,964	425,567	19,962	124,835	13,145	34,606
Units redeemed	(5,250)	(3,192)	(102,124)	(117,421)	(3,148)	(58,242)	(1,728)	(5)

Ending units	62,932	30,497	587,646	373,806	91,508	74,694	47,073	35,656

	JABS		JAMGS		JAFBS		JAGTS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$12,603	11,787	(21,146)	(6,562)	50,004	33,371	(20,995)	(6,935)
Realized gain (loss) on investments	21,344	(1,006)	33,338	12,306	2,175	(1,516)	73,878	7,972
Change in unrealized gain (loss) on investments	485,770	47,779	544,114	54,370	12,048	(70,071)	705,227	56,596
Reinvested capital gains	6,254	9,124	231,730	121,574	-	-	159,466	20,727

Net increase (decrease) in contract owners’ equity resulting from operations	525,971	67,684	788,036	181,688	64,227	(38,216)	917,576	78,360

Equity transactions:
Purchase payments received from contract owners (note 3)	2,143,113	1,938,731	1,619,342	1,321,855	831,723	2,403,378	1,967,745	878,463
Transfers between funds	499,551	(28,258)	531,987	131,083	21,043	130,275	119,711	272,542
Redemptions (note 3)	(145,284)	(37,379)	(73,895)	(67,957)	(117,008)	(77,759)	(36,316)	(5,791)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(95)	(24)	(306)	(81)	(109)	(24)	(258)	(44)
Contingent deferred sales charges (note 2)	(269)	-	(236)	(1,013)	(307)	(22)	(120)	-
Adjustments to maintain reserves	(57)	(27)	(43)	(37)	(39)	(28)	(63)	(34)

Net equity transactions	2,496,959	1,873,043	2,076,849	1,383,850	735,303	2,455,820	2,050,699	1,145,136

Net change in contract owners’ equity	3,022,930	1,940,727	2,864,885	1,565,538	799,530	2,417,604	2,968,275	1,223,496
Contract owners’ equity beginning of period	2,032,372	91,645	2,341,082	775,544	3,094,461	676,857	1,484,828	261,332

Contract owners’ equity end of period	$5,055,302	2,032,372	5,205,967	2,341,082	3,893,991	3,094,461	4,453,103	1,484,828

CHANGES IN UNITS:
Beginning units	200,293	9,305	218,334	80,168	308,197	68,097	131,313	26,006
Units purchased	262,067	198,035	202,736	208,464	141,446	353,068	183,725	142,906
Units redeemed	(35,904)	(7,047)	(34,628)	(70,298)	(69,978)	(112,968)	(40,064)	(37,599)

Ending units	426,456	200,293	386,442	218,334	379,665	308,197	274,974	131,313

	LZREMS		LPWHY2		LPVCA2		SBVI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$68,504	(4,405)	134,086	162,855	(14,655)	(3,770)	1,236	909
Realized gain (loss) on investments	289,840	(411,327)	281,585	(146,779)	(2,894)	(8,087)	16,534	28,132
Change in unrealized gain (loss) on investments	2,299,364	1,206,071	(46,476)	371,772	51,639	2,890	150,076	127,441
Reinvested capital gains	-	-	-	-	193,003	32,917	52,091	33,610

Net increase (decrease) in contract owners’ equity resulting from operations	2,657,708	790,339	369,195	387,848	227,093	23,950	219,937	190,092

Equity transactions:
Purchase payments received from contract owners (note 3)	3,139,010	2,511,633	1,227,776	1,387,771	163,377	418,414	-	-
Transfers between funds	1,224,215	2,415,016	885,776	(54,797)	2,053,355	(25,010)	-	-
Redemptions (note 3)	(907,803)	(548,982)	(1,328,798)	(286,439)	(13,165)	(5,120)	(80,298)	(411,671)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(240)	(66)	(87)	(20)	(27)	(10)	(909)	(1,024)
Contingent deferred sales charges (note 2)	(11,172)	(4,915)	(2,559)	(1,978)	(148)	-	-	-
Adjustments to maintain reserves	(343)	(247)	(237)	(143)	(31)	(28)	(18)	2

Net equity transactions	3,443,667	4,372,439	781,871	1,044,394	2,203,361	388,246	(81,225)	(412,693)

Net change in contract owners’ equity	6,101,375	5,162,778	1,151,066	1,432,242	2,430,454	412,196	138,712	(222,601)
Contract owners’ equity beginning of period	8,883,121	3,720,343	3,722,218	2,289,976	635,195	222,999	1,689,874	1,912,475

Contract owners’ equity end of period	$14,984,496	8,883,121	4,873,284	3,722,218	3,065,649	635,195	1,828,586	1,689,874

CHANGES IN UNITS:
Beginning units	1,022,688	511,206	363,716	255,323	68,796	24,088	111,959	141,325
Units purchased	771,376	924,334	860,074	336,394	221,999	50,046	-	-
Units redeemed	(428,326)	(412,852)	(779,317)	(228,001)	(2,765)	(5,338)	(5,075)	(29,366)

Ending units	1,365,738	1,022,688	444,473	363,716	288,030	68,796	106,884	111,959

	SBVSG2		LOVTRC		LOVSDC		MNCPS2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(12,568)	(4,311)	53,625	36,654	122,415	72,155	3,935	1,661
Realized gain (loss) on investments	8,152	1,489	(35,547)	17,643	2,465	(1,548)	19,848	532
Change in unrealized gain (loss) on investments	185,568	45,729	48,633	(76,277)	(79,612)	(48,316)	72,192	13,533
Reinvested capital gains	28,758	19,005	-	7,765	-	-	28,355	20,492

Net increase (decrease) in contract owners’ equity resulting from operations	209,910	61,912	66,711	(14,215)	45,268	22,291	124,330	36,218

Equity transactions:
Purchase payments received from contract owners (note 3)	299,658	630,779	1,155,729	1,367,217	2,054,779	3,280,929	1,042,146	708,848
Transfers between funds	163,788	(54,131)	384,957	667,297	512,845	(259,494)	314,137	27,180
Redemptions (note 3)	(34,931)	(2,996)	(243,329)	(71,212)	(1,047,056)	(11,892)	(70,885)	(2,838)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(14)	(6)	(60)	(17)	(145)	(26)	(35)	-
Contingent deferred sales charges (note 2)	-	(19)	(1,511)	(1,349)	-	-	-	-
Adjustments to maintain reserves	(36)	(13)	(118)	(10)	(60)	(32)	(27)	(19)

Net equity transactions	428,465	573,614	1,295,668	1,961,926	1,520,363	3,009,485	1,285,336	733,171

Net change in contract owners’ equity	638,375	635,526	1,362,379	1,947,711	1,565,631	3,031,776	1,409,666	769,389
Contract owners’ equity beginning of period	765,853	130,327	2,396,849	449,138	3,655,324	623,548	769,389	-

Contract owners’ equity end of period	$1,404,228	765,853	3,759,228	2,396,849	5,220,955	3,655,324	2,179,055	769,389

CHANGES IN UNITS:
Beginning units	78,330	13,902	236,073	45,344	361,756	63,112	70,314	-
Units purchased	46,800	85,296	313,700	291,692	409,185	412,443	154,809	90,769
Units redeemed	(7,863)	(20,868)	(190,253)	(100,963)	(259,640)	(113,799)	(44,393)	(20,455)

Ending units	117,267	78,330	359,520	236,073	511,301	361,756	180,730	70,314

	MV3MVS		MVBRES		MVGTAS		MVUSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(79)	(2,241)	4,678	3,480	36,062	(41,081)	36,145	19,589
Realized gain (loss) on investments	13,481	1,904	19,304	(1,563)	(31,808)	(62,750)	27,246	(5,165)
Change in unrealized gain (loss) on investments	143,021	60,526	264,869	(21,533)	224,664	45,208	68,055	(7,317)
Reinvested capital gains	60,377	54,454	42,064	129,117	6,256	150,692	-	16,307

Net increase (decrease) in contract owners’ equity resulting from operations	216,800	114,643	330,915	109,501	235,174	92,069	131,446	23,414

Equity transactions:
Purchase payments received from contract owners (note 3)	921,555	793,670	399,639	1,093,338	115,223	457,506	569,904	464,095
Transfers between funds	243,694	604	(130,208)	14,512	(152,294)	60,656	(64,261)	234,003
Redemptions (note 3)	(112,312)	(1,142)	(108,281)	(16,148)	(366,378)	(220,865)	(25,194)	(29,259)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(45)	(8)	(59)	(23)	-	-	(73)	(49)
Contingent deferred sales charges (note 2)	(184)	-	(412)	(51)	(1,347)	(91)	(217)	(317)
Adjustments to maintain reserves	(34)	(33)	(24)	(27)	(87)	(95)	(53)	(13)

Net equity transactions	1,052,674	793,091	160,655	1,091,601	(404,883)	297,111	480,106	668,460

Net change in contract owners’ equity	1,269,474	907,734	491,570	1,201,102	(169,709)	389,180	611,552	691,874
Contract owners’ equity beginning of period	1,149,406	241,672	1,584,262	383,160	2,817,254	2,428,074	844,273	152,399

Contract owners’ equity end of period	$2,418,880	1,149,406	2,075,832	1,584,262	2,647,545	2,817,254	1,455,825	844,273

CHANGES IN UNITS:
Beginning units	107,689	25,909	154,555	40,006	251,334	226,821	91,233	18,111
Units purchased	118,086	119,248	45,402	133,269	24,384	125,038	72,452	93,821
Units redeemed	(23,572)	(37,468)	(29,959)	(18,720)	(59,584)	(100,525)	(24,609)	(20,699)

Ending units	202,203	107,689	169,998	154,555	216,134	251,334	139,076	91,233

	MVIVSC		MGRFV		MSGI2		MSEMB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$19,649	6,381	(44,325)	(13,864)	39,179	30,352	344,714	262,654
Realized gain (loss) on investments	152,981	(1,360)	(16,814)	(37,875)	(31,447)	(299,252)	(1,030)	(150,791)
Change in unrealized gain (loss) on investments	1,310,390	(96,016)	99,888	49,643	271,051	355,280	299,629	377,082
Reinvested capital gains	7,061	73,723	-	35,550	238,292	237,169	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,490,081	(17,272)	38,749	33,454	517,075	323,549	643,313	488,945

Equity transactions:
Purchase payments received from contract owners (note 3)	2,600,414	3,943,739	980,009	978,948	1,703,050	1,224,495	3,415,089	3,237,556
Transfers between funds	709,804	29,038	(267,899)	(141,098)	402,651	930,656	(77,069)	(579,774)
Redemptions (note 3)	(501,738)	(22,904)	(279,740)	(109,882)	(453,309)	(232,508)	(883,578)	(939,133)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(206)	(28)	(35)	(7)	(140)	(41)	(225)	(68)
Contingent deferred sales charges (note 2)	(285)	(41)	(1,051)	(714)	(5,929)	(3,457)	(5,166)	(6,940)
Adjustments to maintain reserves	(83)	(51)	(114)	(141)	(212)	(122)	(298)	(201)

Net equity transactions	2,807,906	3,949,753	431,170	727,106	1,646,111	1,919,023	2,448,753	1,711,440

Net change in contract owners’ equity	4,297,987	3,932,481	469,919	760,560	2,163,186	2,242,572	3,092,066	2,200,385
Contract owners’ equity beginning of period	4,676,219	743,738	3,201,135	2,440,575	4,562,295	2,319,723	7,457,620	5,257,235

Contract owners’ equity end of period	$8,974,206	4,676,219	3,671,054	3,201,135	6,725,481	4,562,295	10,549,686	7,457,620

CHANGES IN UNITS:
Beginning units	466,163	76,130	322,387	248,518	446,629	257,517	642,260	496,196
Units purchased	364,070	554,507	156,544	189,910	357,640	374,761	468,825	449,894
Units redeemed	(116,779)	(164,474)	(114,188)	(116,041)	(212,247)	(185,649)	(274,516)	(303,830)

Ending units	713,454	466,163	364,743	322,387	592,022	446,629	836,569	642,260

	MSVGT2		VKVGR2		NVBX		NVIX
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(6,966)	(22,279)	125,591	(7,440)	261,351	122,126	441,765	155,110
Realized gain (loss) on investments	14,490	(89,340)	48,391	10,946	(76,068)	209,954	338,680	(226,133)
Change in unrealized gain (loss) on investments	189,977	160,086	807,375	82,126	45,298	(255,528)	2,697,326	70,431
Reinvested capital gains	24,435	6,541	-	-	25,858	31,448	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	221,936	55,008	981,357	85,632	256,439	108,000	3,477,771	(592)

Equity transactions:
Purchase payments received from contract owners (note 3)	82,071	154,652	4,198,853	5,014,339	7,438,038	7,459,812	10,213,856	3,245,668
Transfers between funds	116,586	(185,146)	(1,219,343)	(257,576)	889,655	(960,961)	7,136,055	3,474,574
Redemptions (note 3)	(169,383)	(29,823)	(1,175,774)	(1,340,234)	(1,301,165)	(2,602,405)	(1,531,335)	(1,142,496)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5)	-	(303)	(101)	(274)	(36)	(137)	(31)
Contingent deferred sales charges (note 2)	(161)	(91)	(10,292)	(27,211)	(3,570)	(3,282)	(8,708)	(766)
Adjustments to maintain reserves	(116)	(31)	(314)	(195)	(188)	(103)	(363)	(96)

Net equity transactions	28,992	(60,439)	1,792,827	3,389,022	7,022,496	3,893,025	15,809,368	5,576,853

Net change in contract owners’ equity	250,928	(5,431)	2,774,184	3,474,654	7,278,935	4,001,025	19,287,139	5,576,261
Contract owners’ equity beginning of period	1,517,012	1,522,443	11,248,409	7,773,755	15,569,058	11,568,033	9,012,149	3,435,888

Contract owners’ equity end of period	$1,767,940	1,517,012	14,022,593	11,248,409	22,847,993	15,569,058	28,299,288	9,012,149

CHANGES IN UNITS:
Beginning units	139,046	145,377	942,836	666,394	1,551,608	1,162,145	950,900	361,849
Units purchased	36,680	52,616	510,001	585,458	1,728,703	3,813,652	2,326,394	899,448
Units redeemed	(33,936)	(58,947)	(371,425)	(309,016)	(1,046,123)	(3,424,189)	(854,457)	(310,397)

Ending units	141,790	139,046	1,081,412	942,836	2,234,188	1,551,608	2,422,837	950,900

	NAMGI2		NAMAA2		NVAMV2		GVAAA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,232	3,801	15,176	(8,695)	15,525	17,730	(132,377)	178,674
Realized gain (loss) on investments	2,956	(26,736)	122,408	197	18,331	585	161,379	(114,453)
Change in unrealized gain (loss) on investments	317,597	49,219	81,441	74,621	64,103	65,494	5,497,508	297,803
Reinvested capital gains	2,509	60,407	19,200	-	99,496	87,713	1,249,321	2,163,941

Net increase (decrease) in contract owners’ equity resulting from operations	325,294	86,691	238,225	66,123	197,455	171,522	6,775,831	2,525,965

Equity transactions:
Purchase payments received from contract owners (note 3)	1,003,706	362,048	1,317,324	269,239	1,129,762	1,243,458	11,975,556	7,261,542
Transfers between funds	(117)	(151,347)	(678,794)	222,315	117,682	44,883	9,854,482	5,219,172
Redemptions (note 3)	(9,662)	(137,822)	(4,232)	(593)	(63,855)	(28,328)	(4,930,952)	(3,736,968)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(99)	(128)	(15)	-	(121)	(11)	(668)	(80)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(27,267)	(35,565)
Adjustments to maintain reserves	(12)	(7)	(6)	(17)	(51)	(31)	(489)	(189)

Net equity transactions	993,816	72,744	634,277	490,944	1,183,417	1,259,971	16,870,662	8,707,912

Net change in contract owners’ equity	1,319,110	159,435	872,502	557,067	1,380,872	1,431,493	23,646,493	11,233,877
Contract owners’ equity beginning of period	1,097,580	938,145	1,074,953	517,886	1,712,798	281,305	41,030,662	29,796,785

Contract owners’ equity end of period	$2,416,690	1,097,580	1,947,455	1,074,953	3,093,670	1,712,798	64,677,155	41,030,662

CHANGES IN UNITS:
Beginning units	105,135	97,786	103,920	53,778	150,830	29,431	2,870,103	2,248,551
Units purchased	135,615	41,530	129,867	50,783	142,278	148,231	1,784,973	1,544,419
Units redeemed	(48,509)	(34,181)	(71,606)	(641)	(38,960)	(26,832)	(701,716)	(922,867)

Ending units	192,241	105,135	162,181	103,920	254,148	150,830	3,953,360	2,870,103

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,545	27,823	(17,843)	16,773	(78,172)	(21,623)	31,243	2,684
Realized gain (loss) on investments	(21,133)	766	37,456	(10,550)	(3,147)	(59,409)	16,922	(22,599)
Change in unrealized gain (loss) on investments	63,903	(81,199)	848,920	(258,037)	1,316,635	(332,504)	458,631	(59,750)
Reinvested capital gains	9,989	5,814	602,162	254,199	892,727	667,869	825,726	353,073

Net increase (decrease) in contract owners’ equity resulting from operations	58,304	(46,796)	1,470,695	2,385	2,128,043	254,333	1,332,522	273,408

Equity transactions:
Purchase payments received from contract owners (note 3)	2,127,620	2,230,563	4,686,874	1,940,077	8,175,274	3,128,812	6,622,218	2,834,345
Transfers between funds	71,123	98,950	823,348	495,993	57,735	112,224	406,255	(221,328)
Redemptions (note 3)	(791,807)	(6,966)	(512,993)	(71,841)	(580,403)	(70,679)	(495,514)	(32,134)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(102)	(16)	(210)	(17)	(425)	(59)	(400)	(43)
Contingent deferred sales charges (note 2)	(48)	-	(393)	(153)	(131)	(41)	(3,311)	(102)
Adjustments to maintain reserves	(38)	(13)	(89)	(26)	(59)	(14)	(62)	(41)

Net equity transactions	1,406,748	2,322,518	4,996,537	2,364,033	7,651,991	3,170,243	6,529,186	2,580,697

Net change in contract owners’ equity	1,465,052	2,275,722	6,467,232	2,366,418	9,780,034	3,424,576	7,861,708	2,854,105
Contract owners’ equity beginning of period	2,413,672	137,950	3,361,364	994,946	4,737,199	1,312,623	3,919,105	1,065,000

Contract owners’ equity end of period	$3,878,724	2,413,672	9,828,596	3,361,364	14,517,233	4,737,199	11,780,813	3,919,105

CHANGES IN UNITS:
Beginning units	237,886	13,798	349,659	102,474	444,358	132,725	368,792	110,075
Units purchased	376,959	297,510	684,015	348,688	925,449	459,145	777,717	372,523
Units redeemed	(240,167)	(73,422)	(244,541)	(101,503)	(291,464)	(147,512)	(226,392)	(113,806)

Ending units	374,678	237,886	789,133	349,659	1,078,343	444,358	920,117	368,792

	HIBF		GEM		GEM2		NVIE6
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$160,698	143,285	15,201	(22,690)	2,360	(30)	5,971	3,129
Realized gain (loss) on investments	134,860	(6,065)	695,637	(346,273)	11,247	(388)	4,297	(8)
Change in unrealized gain (loss) on investments	(132,666)	290,879	670,289	594,374	189,371	11,680	136,046	(1,013)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	162,892	428,099	1,381,127	225,411	202,978	11,262	146,314	2,108

Equity transactions:
Purchase payments received from contract owners (note 3)	1,007,902	615,362	100,287	163,590	1,095,888	39,443	832,184	297,768
Transfers between funds	(228,963)	(20,435)	3,601,416	420,503	210,243	21,175	1,469	41,668
Redemptions (note 3)	(373,447)	(461,601)	(454,179)	(816,296)	(8,018)	(5,035)	(12,732)	(12,007)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(76)	(10)	-	-	(15)	-	(31)	(7)
Contingent deferred sales charges (note 2)	(26)	-	(928)	(5,525)	(3)	-	(3)	-
Adjustments to maintain reserves	(56)	(85)	(240)	(101)	(19)	2	(21)	(16)

Net equity transactions	405,334	133,231	3,246,356	(237,829)	1,298,076	55,585	820,866	327,406

Net change in contract owners’ equity	568,226	561,330	4,627,483	(12,418)	1,501,054	66,847	967,180	329,514
Contract owners’ equity beginning of period	2,977,063	2,415,733	3,020,697	3,033,115	174,949	108,102	335,814	6,300

Contract owners’ equity end of period	$3,545,289	2,977,063	7,648,180	3,020,697	1,676,003	174,949	1,302,994	335,814

CHANGES IN UNITS:
Beginning units	279,127	255,096	356,757	380,459	19,341	12,717	36,909	688
Units purchased	502,351	489,057	657,418	252,324	129,695	24,220	96,179	37,542
Units redeemed	(466,477)	(465,026)	(364,496)	(276,026)	(15,809)	(17,596)	(18,985)	(1,321)

Ending units	315,001	279,127	649,679	356,757	133,227	19,341	114,103	36,909

	NVNMO2		NVNSR2		NVCRA2		NVCRB2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(11,471)	116	(1,128)	35	(22,827)	66,574	49,069	159,201
Realized gain (loss) on investments	74,141	(2,884)	(162)	(4,227)	6,492	(218,978)	(250,448)	(439,202)
Change in unrealized gain (loss) on investments	239,476	14,019	16,052	6,167	888,065	(16,599)	929,926	171,707
Reinvested capital gains	48,386	7,349	60,512	13,935	636,437	691,501	606,050	690,500

Net increase (decrease) in contract owners’ equity resulting from operations	350,532	18,600	75,274	15,910	1,508,167	522,498	1,334,597	582,206

Equity transactions:
Purchase payments received from contract owners (note 3)	1,460,372	203,914	480,775	142,856	1,111,684	828,572	372,229	1,934,803
Transfers between funds	1,209,282	(18,438)	19,732	(723)	42,112	(201,986)	(97,389)	(600,463)
Redemptions (note 3)	(209,591)	(610)	(8,035)	-	(1,345,285)	(1,855,389)	(1,892,605)	(1,153,211)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3)	-	-	(26)	(10)	-	(148)	(57)
Contingent deferred sales charges (note 2)	-	-	-	-	(1,166)	(16,953)	(15,949)	(29,806)
Adjustments to maintain reserves	(20)	2	(7)	2	(103)	(39)	(214)	(171)

Net equity transactions	2,460,040	184,868	492,465	142,109	(192,768)	(1,245,795)	(1,634,076)	151,095

Net change in contract owners’ equity	2,810,572	203,468	567,739	158,019	1,315,399	(723,297)	(299,479)	733,301
Contract owners’ equity beginning of period	203,468	-	244,488	86,469	8,224,948	8,948,245	13,812,717	13,079,416

Contract owners’ equity end of period	$3,014,040	203,468	812,227	244,488	9,540,347	8,224,948	13,513,238	13,812,717

CHANGES IN UNITS:
Beginning units	18,479	-	23,129	8,905	535,941	622,297	1,046,807	1,035,762
Units purchased	300,187	33,568	43,890	15,427	115,379	162,033	133,037	326,055
Units redeemed	(96,270)	(15,089)	(1,486)	(1,203)	(127,288)	(248,389)	(253,581)	(315,010)

Ending units	222,396	18,479	65,533	23,129	524,032	535,941	926,263	1,046,807

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$11,079	158,416	51,406	121,426	18,448	367,276	(8,942)	128,448
Realized gain (loss) on investments	(240,750)	(274,285)	(217,762)	(225,784)	(1,199,816)	(2,346,862)	(57,419)	(1,137,235)
Change in unrealized gain (loss) on investments	1,192,128	(248,834)	515,183	183,740	2,874,279	1,224,603	994,565	513,214
Reinvested capital gains	958,006	1,118,782	273,845	340,721	1,594,718	2,298,145	901,113	1,166,928

Net increase (decrease) in contract owners’ equity resulting from operations	1,920,463	754,079	622,672	420,103	3,287,629	1,543,162	1,829,317	671,355

Equity transactions:
Purchase payments received from contract owners (note 3)	880,795	886,294	1,504,739	2,937,521	3,039,321	6,069,763	402,549	380,428
Transfers between funds	(491,488)	(440,585)	(942,085)	544,762	(5,332,915)	(1,206,858)	3,202,611	(760,887)
Redemptions (note 3)	(939,075)	(935,906)	(1,786,630)	(2,721,152)	(7,256,075)	(9,566,843)	(5,677,512)	(5,433,979)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(20)	-	(64)	(10)	(102)	(15)	(120)	-
Contingent deferred sales charges (note 2)	(31,971)	(33,741)	(2,429)	(8,132)	(27,623)	(20,978)	(8,555)	(20,128)
Adjustments to maintain reserves	(193)	(127)	(144)	(136)	(306)	(181)	(173)	(49)

Net equity transactions	(581,952)	(524,065)	(1,226,613)	752,853	(9,577,700)	(4,725,112)	(2,081,200)	(5,834,615)

Net change in contract owners’ equity	1,338,511	230,014	(603,941)	1,172,956	(6,290,071)	(3,181,950)	(251,883)	(5,163,260)
Contract owners’ equity beginning of period	14,367,053	14,137,039	14,383,344	13,210,388	32,416,486	35,598,436	11,809,323	16,972,583

Contract owners’ equity end of period	$15,705,564	14,367,053	13,779,403	14,383,344	26,126,415	32,416,486	11,557,440	11,809,323

CHANGES IN UNITS:
Beginning units	1,016,035	1,056,215	1,259,124	1,195,585	2,370,957	2,737,046	806,643	1,230,141
Units purchased	101,370	124,242	247,989	546,437	268,321	1,021,975	358,821	337,628
Units redeemed	(144,868)	(164,422)	(356,981)	(482,898)	(938,283)	(1,388,064)	(489,265)	(761,126)

Ending units	972,537	1,016,035	1,150,132	1,259,124	1,700,995	2,370,957	676,199	806,643

	NVCMC2		NVCBD2		NVLCP2		TRF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$36,081	83,670	47,154	27,244	29,221	86,664	(8,811)	(9,830)
Realized gain (loss) on investments	(62,914)	(339,179)	2,188	168	(32,571)	99,046	503,067	(127,049)
Change in unrealized gain (loss) on investments	343,100	293,857	17,022	(24,693)	167,372	(15,056)	38,977	279,201
Reinvested capital gains	362,695	325,515	-	2,193	-	34,730	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	678,962	363,863	66,364	4,912	164,022	205,384	533,233	142,322

Equity transactions:
Purchase payments received from contract owners (note 3)	137,147	942,839	514,966	1,743,042	170,757	607,495	12,893	166,011
Transfers between funds	1,009,891	1,142,567	98,328	62,124	(2,308,891)	2,564,972	1,634,784	(1,052,213)
Redemptions (note 3)	(601,572)	(2,068,623)	(8,004)	(12,982)	(1,651,383)	(3,045,633)	(319,088)	(1,387,808)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(126)	(23)	(44)	(12)	(25)	-	-	-
Contingent deferred sales charges (note 2)	(1,063)	(5,362)	-	-	(4,123)	(5,994)	(20)	(94)
Adjustments to maintain reserves	(84)	(103)	(26)	(9)	(150)	(133)	(79)	(106)

Net equity transactions	544,193	11,295	605,220	1,792,163	(3,793,815)	120,707	1,328,490	(2,274,210)

Net change in contract owners’ equity	1,223,155	375,158	671,584	1,797,075	(3,629,793)	326,091	1,861,723	(2,131,888)
Contract owners’ equity beginning of period	8,133,921	7,758,763	2,037,269	240,194	9,334,860	9,008,769	2,046,898	4,178,786

Contract owners’ equity end of period	$9,357,076	8,133,921	2,708,853	2,037,269	5,705,067	9,334,860	3,908,621	2,046,898

CHANGES IN UNITS:
Beginning units	646,126	644,930	199,123	24,355	870,990	855,161	172,307	384,754
Units purchased	98,787	315,049	88,348	278,932	402,646	1,735,285	722,449	284,932
Units redeemed	(57,443)	(313,853)	(30,491)	(104,164)	(755,009)	(1,719,456)	(617,094)	(497,379)

Ending units	687,470	646,126	256,980	199,123	518,627	870,990	277,662	172,307

	TRF2		GBF		GBF2		GVIDA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,279)	2,093	32,671	(15,845)	8,569	7,290	18,111	2,116
Realized gain (loss) on investments	46,893	177	(214,560)	200,200	(7,084)	(2,918)	51,738	29,709
Change in unrealized gain (loss) on investments	26,139	17,355	200,494	(108,670)	2,159	(28,545)	392,031	2,931
Reinvested capital gains	-	-	-	-	-	-	445,011	378,444

Net increase (decrease) in contract owners’ equity resulting from operations	71,753	19,625	18,605	75,685	3,644	(24,173)	906,891	413,200

Equity transactions:
Purchase payments received from contract owners (note 3)	161,117	353,773	47,149	2,656,852	730,128	291,043	1,179,394	147,353
Transfers between funds	(324,348)	33,688	(1,866,568)	1,247,103	(285,725)	327,984	344,233	(323,312)
Redemptions (note 3)	(4,939)	(750)	(1,788,460)	(3,984,171)	(10,331)	(13,329)	(480,431)	(485,373)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(63)	(5)	-	-	(74)	(17)	(150)	-
Contingent deferred sales charges (note 2)	-	-	(2,928)	(26,443)	-	-	(3,645)	(1,629)
Adjustments to maintain reserves	-	(6)	(147)	(122)	(43)	(19)	(155)	(113)

Net equity transactions	(168,233)	386,700	(3,610,954)	(106,781)	433,955	605,662	1,039,246	(663,074)

Net change in contract owners’ equity	(96,480)	406,325	(3,592,349)	(31,096)	437,599	581,489	1,946,137	(249,874)
Contract owners’ equity beginning of period	464,063	57,738	10,343,716	10,374,812	765,343	183,854	5,082,699	5,332,573

Contract owners’ equity end of period	$367,583	464,063	6,751,367	10,343,716	1,202,942	765,343	7,028,836	5,082,699

CHANGES IN UNITS:
Beginning units	44,266	6,055	1,042,731	1,038,287	77,350	18,436	466,597	528,278
Units purchased	20,226	38,286	916,101	2,948,366	81,616	69,408	165,801	122,914
Units redeemed	(35,069)	(75)	(1,283,424)	(2,943,922)	(38,002)	(10,494)	(79,168)	(184,595)

Ending units	29,423	44,266	675,408	1,042,731	120,964	77,350	553,230	466,597

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$41,571	37,694	56,036	15,222	74,357	81,986	306,710	268,988
Realized gain (loss) on investments	(1,217)	(46,197)	6,293	(77,427)	80,150	(449,668)	(233,278)	(914,027)
Change in unrealized gain (loss) on investments	359,851	123,045	463,398	144,622	121,199	380,080	2,173,592	503,183
Reinvested capital gains	157,012	120,689	330,806	166,450	302,933	267,053	3,230,877	2,111,569

Net increase (decrease) in contract owners’ equity resulting from operations	557,217	235,231	856,533	248,867	578,639	279,451	5,477,901	1,969,713

Equity transactions:
Purchase payments received from contract owners (note 3)	963,361	1,842,920	1,861,060	871,622	3,330,856	5,954,781	12,520,632	15,781,154
Transfers between funds	591,426	180,060	2,823,557	(70,496)	(402,768)	(1,259,881)	6,020,594	(8,832,200)
Redemptions (note 3)	(411,858)	(464,359)	(350,011)	(256,597)	(2,208,576)	(2,029,143)	(4,560,675)	(4,186,057)
Annuity benefits	-	-	-	-	-	-	(5,142)	(4,828)
Contract maintenance charges (note 2)	(153)	(76)	(55)	-	(179)	-	(1,192)	(371)
Contingent deferred sales charges (note 2)	(1,534)	(1,504)	(2,068)	(9,715)	(2,920)	(11,489)	(6,789)	(4,102)
Adjustments to maintain reserves	(110)	(70)	(138)	(47)	(164)	(89)	(251)	(227)

Net equity transactions	1,141,132	1,556,971	4,332,345	534,767	716,249	2,654,179	13,967,177	2,753,369

Net change in contract owners’ equity	1,698,349	1,792,202	5,188,878	783,634	1,294,888	2,933,630	19,445,078	4,723,082
Contract owners’ equity beginning of period	5,285,310	3,493,108	4,400,063	3,616,429	13,922,775	10,989,145	42,520,345	37,797,263

Contract owners’ equity end of period	$6,983,659	5,285,310	9,588,941	4,400,063	15,217,663	13,922,775	61,965,423	42,520,345

CHANGES IN UNITS:
Beginning units	498,988	346,219	410,422	357,957	1,352,080	1,096,796	3,963,445	3,723,008
Units purchased	157,710	249,774	508,040	236,189	480,838	1,229,403	2,237,583	2,116,807
Units redeemed	(55,353)	(97,005)	(129,171)	(183,724)	(417,617)	(974,119)	(1,024,228)	(1,876,370)

Ending units	601,345	498,988	789,291	410,422	1,415,301	1,352,080	5,176,800	3,963,445

	GVDMA		GVDMC		MCIF		SAM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$88,569	77,632	143,087	133,965	(5,749)	37,582	(522)	(781)
Realized gain (loss) on investments	65,511	(17,261)	(231,336)	(203,179)	284,237	(229,489)	-	-
Change in unrealized gain (loss) on investments	1,120,779	(78,926)	718,463	74,700	1,306,073	498,710	-	-
Reinvested capital gains	1,169,970	942,292	853,948	560,583	1,375,406	1,112,273	-	1

Net increase (decrease) in contract owners’ equity resulting from operations	2,444,829	923,737	1,484,162	566,069	2,959,967	1,419,076	(522)	(780)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,228,272	4,035,271	4,902,642	6,686,933	11,331,546	5,586,667	-	-
Transfers between funds	176,382	280,749	2,053,266	(366,433)	2,010,668	5,173,968	-	-
Redemptions (note 3)	(1,935,351)	(882,463)	(3,567,504)	(1,176,119)	(1,551,907)	(743,119)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(500)	(194)	(373)	(50)	(283)	(70)	(25)	(28)
Contingent deferred sales charges (note 2)	(3,889)	(22,666)	(2,283)	(3,203)	(9,633)	(6,597)	-	-
Adjustments to maintain reserves	(266)	(146)	(281)	(86)	(418)	(168)	(6)	-

Net equity transactions	3,464,648	3,410,551	3,385,467	5,141,042	11,779,973	10,010,681	(31)	(28)

Net change in contract owners’ equity	5,909,477	4,334,288	4,869,629	5,707,111	14,739,940	11,429,757	(553)	(808)
Contract owners’ equity beginning of period	14,623,881	10,289,593	17,985,057	12,277,946	15,246,746	3,816,989	59,747	60,555

Contract owners’ equity end of period	$20,533,358	14,623,881	22,854,686	17,985,057	29,986,686	15,246,746	59,194	59,747

CHANGES IN UNITS:
Beginning units	1,352,219	1,018,739	1,708,962	1,217,405	1,319,288	392,371	6,519	6,522
Units purchased	605,203	482,789	811,182	849,017	2,088,310	1,901,773	-	-
Units redeemed	(312,434)	(149,309)	(508,067)	(357,460)	(1,142,105)	(974,856)	(3)	(3)

Ending units	1,644,988	1,352,219	2,012,077	1,708,962	2,265,493	1,319,288	6,516	6,519

	NVMIG6		GVDIV2		NVMLG2		NVMLV2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(23,954)	(13,158)	67,209	45,053	(110,646)	(35,742)	(30,234)	75,470
Realized gain (loss) on investments	(45,324)	(188,029)	15,620	(327,007)	(283,490)	(146,505)	118,357	(537,725)
Change in unrealized gain (loss) on investments	1,211,371	(84,204)	1,135,824	518,695	1,940,583	(477,080)	772,728	924,082
Reinvested capital gains	-	59,026	-	-	319,763	658,135	542,001	565,120

Net increase (decrease) in contract owners’ equity resulting from operations	1,142,093	(226,365)	1,218,653	236,741	1,866,210	(1,192)	1,402,852	1,026,947

Equity transactions:
Purchase payments received from contract owners (note 3)	248,803	186,382	187,970	197,449	334,994	470,063	719,135	352,593
Transfers between funds	845,347	1,983,304	442,969	2,430,026	(624,673)	2,699,561	(3,040,960)	7,141,534
Redemptions (note 3)	(618,898)	(441,904)	(857,919)	(229,217)	(1,218,669)	(328,646)	(1,119,912)	(368,179)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(8)	-	(45)	(2)	(14)	(18)
Contingent deferred sales charges (note 2)	(3,860)	(780)	(4,122)	(1,345)	(6,077)	(3,719)	(8,407)	(3,262)
Adjustments to maintain reserves	(163)	(67)	(276)	(134)	(329)	(140)	(228)	(129)

Net equity transactions	471,229	1,726,935	(231,386)	2,396,779	(1,514,799)	2,837,117	(3,450,386)	7,122,539

Net change in contract owners’ equity	1,613,322	1,500,570	987,267	2,633,520	351,411	2,835,925	(2,047,534)	8,149,486
Contract owners’ equity beginning of period	4,894,604	3,394,034	6,162,574	3,529,054	7,850,446	5,014,521	13,386,869	5,237,383

Contract owners’ equity end of period	$6,507,926	4,894,604	7,149,841	6,162,574	8,201,857	7,850,446	11,339,335	13,386,869

CHANGES IN UNITS:
Beginning units	397,851	266,004	710,285	421,105	456,845	294,364	774,134	348,734
Units purchased	178,669	263,913	190,883	497,742	196,766	269,119	193,891	598,328
Units redeemed	(149,806)	(132,066)	(219,050)	(208,562)	(279,694)	(106,638)	(385,414)	(172,928)

Ending units	426,714	397,851	682,118	710,285	373,917	456,845	582,611	774,134

	NVMMG1		NVMMG2		NVMMV2		SCGF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,345)	(1,489)	(93,697)	(84,108)	(46,259)	13,169	(64,412)	(40,016)
Realized gain (loss) on investments	(413)	38,322	463,828	(1,074,907)	584,375	(699,150)	247,183	(319,423)
Change in unrealized gain (loss) on investments	19,463	(49,939)	691,105	575,672	187,051	1,108,273	665,026	(163,017)
Reinvested capital gains	5,038	10,571	320,676	654,820	516,558	842,367	31,943	554,371

Net increase (decrease) in contract owners’ equity resulting from operations	22,743	(2,535)	1,381,912	71,477	1,241,725	1,264,659	879,740	31,915

Equity transactions:
Purchase payments received from contract owners (note 3)	-	165	716,422	489,199	1,261,084	1,388,992	109,079	194,886
Transfers between funds	(3,442)	(82,241)	2,297,594	(2,111,511)	(1,611,173)	3,751,969	2,413,197	(671,395)
Redemptions (note 3)	(5,020)	(62,648)	(853,270)	(1,154,067)	(1,731,235)	(1,699,093)	(571,428)	(188,777)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(56)	(13)	(146)	(67)	-	-
Contingent deferred sales charges (note 2)	-	-	(1,712)	(4,345)	(8,750)	(8,394)	(2,749)	(718)
Adjustments to maintain reserves	(45)	-	(230)	(101)	(452)	(175)	(172)	(111)

Net equity transactions	(8,507)	(144,724)	2,158,748	(2,780,838)	(2,090,672)	3,433,232	1,947,927	(666,115)

Net change in contract owners’ equity	14,236	(147,259)	3,540,660	(2,709,361)	(848,947)	4,697,891	2,827,667	(634,200)
Contract owners’ equity beginning of period	88,222	235,481	4,422,763	7,132,124	10,940,679	6,242,788	2,561,937	3,196,137

Contract owners’ equity end of period	$102,458	88,222	7,963,423	4,422,763	10,091,732	10,940,679	5,389,604	2,561,937

CHANGES IN UNITS:
Beginning units	3,684	10,326	260,056	439,773	537,974	354,372	220,195	292,448
Units purchased	-	7	441,629	186,138	326,795	607,629	725,054	68,870
Units redeemed	(289)	(6,649)	(327,689)	(365,855)	(423,308)	(424,027)	(567,138)	(141,123)

Ending units	3,395	3,684	373,996	260,056	441,461	537,974	378,111	220,195

	SCGF2		SCVF		SCVF2		SCF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(7,229)	(3,899)	(55,925)	(34,089)	(7,419)	(1,420)	(63,215)	(30,381)
Realized gain (loss) on investments	(10,034)	(12,166)	427,778	(597,859)	30,672	(7,112)	(56,280)	(151,879)
Change in unrealized gain (loss) on investments	147,154	(43,630)	(290,804)	1,223,398	18,055	41,117	334,575	351,542
Reinvested capital gains	5,619	91,558	208,382	477,747	48,468	34,120	330,035	467,330

Net increase (decrease) in contract owners’ equity resulting from operations	135,510	31,863	289,431	1,069,197	89,776	66,705	545,115	636,612

Equity transactions:
Purchase payments received from contract owners (note 3)	525,940	115,537	95,356	432,973	732,237	200,528	150,688	98,012
Transfers between funds	69,077	(15,580)	(852,765)	1,779,044	(65,872)	149,380	744,711	839,221
Redemptions (note 3)	(88,102)	(8,685)	(1,117,507)	(853,074)	(37,213)	(5,632)	(738,107)	(178,191)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(56)	(15)	-	-	(39)	(10)	-	-
Contingent deferred sales charges (note 2)	-	-	(3,259)	(7,517)	-	(23)	(3,650)	(229)
Adjustments to maintain reserves	(53)	(23)	(263)	(146)	(10)	(25)	(121)	(113)

Net equity transactions	506,806	91,234	(1,878,438)	1,351,280	629,103	344,218	153,521	758,700

Net change in contract owners’ equity	642,316	123,097	(1,589,007)	2,420,477	718,879	410,923	698,636	1,395,312
Contract owners’ equity beginning of period	437,082	313,985	6,191,231	3,770,754	639,253	228,330	4,190,932	2,795,620

Contract owners’ equity end of period	$1,079,398	437,082	4,602,224	6,191,231	1,358,132	639,253	4,889,568	4,190,932

CHANGES IN UNITS:
Beginning units	45,722	35,096	502,461	379,349	55,859	24,757	342,415	274,289
Units purchased	59,052	25,496	159,108	658,141	85,568	46,090	173,735	143,541
Units redeemed	(13,196)	(14,870)	(314,342)	(535,029)	(30,832)	(14,988)	(159,424)	(75,415)

Ending units	91,578	45,722	347,227	502,461	110,595	55,859	356,726	342,415

	SCF2		MSBF		NVSTB2		NVOLG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(10,108)	(2,501)	367,269	94,663	19,581	92,672	(49,861)	(15,265)
Realized gain (loss) on investments	1,334	319	94,212	100,190	30,004	(49,580)	(111,786)	(83,422)
Change in unrealized gain (loss) on investments	62,808	22,792	(73,115)	42,865	(22,841)	23,319	1,070,872	(573,574)
Reinvested capital gains	92,243	41,689	-	-	-	-	109,903	767,356

Net increase (decrease) in contract owners’ equity resulting from operations	146,277	62,299	388,366	237,718	26,744	66,411	1,019,128	95,095

Equity transactions:
Purchase payments received from contract owners (note 3)	177,180	168,969	2,434,885	1,241,844	3,993,274	1,642,650	1,481,261	1,492,332
Transfers between funds	761,200	(36,264)	2,595,321	1,868,333	(4,063,914)	4,624,030	1,210,096	1,571,149
Redemptions (note 3)	(5,295)	(13,978)	(1,124,623)	(543,140)	(1,262,845)	(692,846)	(676,489)	(120,775)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(20)	-	(131)	(29)	(52)	(18)	(111)	(24)
Contingent deferred sales charges (note 2)	(3)	(845)	(10,394)	(2,103)	(5,494)	(2,466)	(4,353)	(88)
Adjustments to maintain reserves	(45)	(16)	(226)	(131)	(324)	(78)	(143)	(96)

Net equity transactions	933,017	117,866	3,894,832	2,564,774	(1,339,355)	5,571,272	2,010,261	2,942,498

Net change in contract owners’ equity	1,079,294	180,165	4,283,198	2,802,492	(1,312,611)	5,637,683	3,029,389	3,037,593
Contract owners’ equity beginning of period	295,052	114,887	7,075,604	4,273,112	14,691,214	9,053,531	3,416,507	378,914

Contract owners’ equity end of period	$1,374,346	295,052	11,358,802	7,075,604	13,378,603	14,691,214	6,445,896	3,416,507

CHANGES IN UNITS:
Beginning units	26,607	12,554	706,336	456,734	1,490,755	928,715	339,792	38,542
Units purchased	86,643	28,667	1,141,275	827,019	1,072,962	1,294,509	305,551	410,988
Units redeemed	(2,902)	(14,614)	(770,236)	(577,417)	(1,213,812)	(732,469)	(133,789)	(109,738)

Ending units	110,348	26,607	1,077,375	706,336	1,349,905	1,490,755	511,554	339,792

	NVTIV3		EIF2		NVRE2		NVMM2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$8,662	5,009	19,177	2,892	15,507	4,302	(2,049,387)	(2,921,594)
Realized gain (loss) on investments	2,808	(7,204)	5,413	(209)	(126,933)	(367,023)	-	-
Change in unrealized gain (loss) on investments	105,977	3,442	97,011	36,966	143,873	182,777	-	-
Reinvested capital gains	-	5,426	-	-	50,300	250,135	-	3,497

Net increase (decrease) in contract owners’ equity resulting from operations	117,447	6,673	121,601	39,649	82,747	70,191	(2,049,387)	(2,918,097)

Equity transactions:
Purchase payments received from contract owners (note 3)	271,007	175,188	699,764	172,370	814,922	727,215	68,723,009	65,905,459
Transfers between funds	82,069	(23,579)	133,664	(81,853)	(189,109)	(512,733)	(11,750,263)	(68,316,236)
Redemptions (note 3)	(14,334)	(474)	(14,905)	(2,221)	(435,627)	(236,431)	(44,983,285)	(63,320,221)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(25)	(4)	(5)	-	(76)	(15)	(671)	(385)
Contingent deferred sales charges (note 2)	(79)	(7)	-	-	(616)	(1,155)	(159,123)	(1,102,340)
Adjustments to maintain reserves	(20)	(19)	(29)	3	(203)	(80)	(1,590)	(187)

Net equity transactions	338,618	151,105	818,489	88,299	189,291	(23,199)	11,828,077	(66,833,910)

Net change in contract owners’ equity	456,065	157,778	940,090	127,948	272,038	46,992	9,778,690	(69,752,007)
Contract owners’ equity beginning of period	426,427	268,649	347,488	219,540	2,365,581	2,318,589	147,894,571	217,646,578

Contract owners’ equity end of period	$882,492	426,427	1,287,578	347,488	2,637,619	2,365,581	157,673,261	147,894,571

CHANGES IN UNITS:
Beginning units	47,947	30,202	32,618	23,928	203,791	211,340	16,351,457	23,705,499
Units purchased	39,476	27,836	84,998	27,925	231,564	240,175	101,431,783	168,496,011
Units redeemed	(5,634)	(10,091)	(13,761)	(19,235)	(219,151)	(247,724)	(100,204,921)	(175,850,053)

Ending units	81,789	47,947	103,855	32,618	216,204	203,791	17,578,319	16,351,457

	NVLM2		NVLCA2		NCPG2		NCPGI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(6,443)	(6,617)	16,282	(1,258)	3,944	13,736	4,435	10,167
Realized gain (loss) on investments	108,749	39,724	(10,163)	(33,988)	3,192	(46,481)	6,650	(19,989)
Change in unrealized gain (loss) on investments	526,019	291,599	268,920	178,207	217,750	109,793	95,881	56,049
Reinvested capital gains	108,166	71,884	28,065	18,113	84,295	-	37,316	2,907

Net increase (decrease) in contract owners’ equity resulting from operations	736,491	396,590	303,104	161,074	309,181	77,048	144,282	49,134

Equity transactions:
Purchase payments received from contract owners (note 3)	463,152	317,034	364,392	156,364	139,684	281,002	478,627	133,802
Transfers between funds	(478,062)	46,054	992,882	49,179	13,560	(174,401)	(39,993)	(307,781)
Redemptions (note 3)	(238,067)	(685,899)	(433,660)	(96,110)	(35,376)	(58,376)	(231,709)	(62,734)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(8)	-	(66)	(16)	(16)	-
Contingent deferred sales charges (note 2)	(824)	-	(83)	(393)	(6)	-	(355)	(1)
Adjustments to maintain reserves	(43)	(23)	(72)	(17)	(64)	(45)	(60)	(33)

Net equity transactions	(253,844)	(322,834)	923,451	109,023	117,732	48,164	206,494	(236,747)

Net change in contract owners’ equity	482,647	73,756	1,226,555	270,097	426,913	125,212	350,776	(187,613)
Contract owners’ equity beginning of period	6,165,789	6,092,033	1,853,247	1,583,150	1,812,133	1,686,921	1,056,757	1,244,370

Contract owners’ equity end of period	$6,648,436	6,165,789	3,079,802	1,853,247	2,239,046	1,812,133	1,407,533	1,056,757

CHANGES IN UNITS:
Beginning units	512,774	542,886	148,001	138,664	179,311	175,329	104,486	127,924
Units purchased	90,633	71,025	125,921	27,876	23,293	44,640	75,606	16,054
Units redeemed	(111,103)	(101,137)	(63,159)	(18,539)	(11,759)	(40,658)	(58,077)	(39,492)

Ending units	492,304	512,774	210,763	148,001	190,845	179,311	122,015	104,486

	IDPG2		IDPGI2		NVSIX2		GVEX1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,159	12,925	9,177	6,427	(6,006)	27,259	781,753	778,950
Realized gain (loss) on investments	82,915	(4,880)	7,752	(7,307)	368,776	(173,506)	3,479,360	(678,587)
Change in unrealized gain (loss) on investments	156,614	116,196	137,957	50,849	911,822	669,951	12,629,692	3,891,842
Reinvested capital gains	17,406	-	15,186	-	600,233	898,171	2,766,937	800,590

Net increase (decrease) in contract owners’ equity resulting from operations	260,094	124,241	170,072	49,969	1,874,825	1,421,875	19,657,742	4,792,795

Equity transactions:
Purchase payments received from contract owners (note 3)	269,467	1,168,735	118,449	326,063	8,774,244	3,630,702	40,816,674	23,997,081
Transfers between funds	(65,230)	133,302	263,296	(78,695)	4,322,313	4,512,922	6,448,426	23,967,562
Redemptions (note 3)	(1,165,906)	(88,189)	(118,191)	(50,796)	(917,637)	(432,132)	(6,732,894)	(2,374,932)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15)	-	(33)	-	(157)	(51)	(1,296)	(342)
Contingent deferred sales charges (note 2)	(134)	(992)	(434)	(804)	(9,232)	(2,814)	(41,988)	(11,247)
Adjustments to maintain reserves	(45)	(25)	(45)	(48)	(293)	(170)	(1,283)	(194)

Net equity transactions	(961,863)	1,212,831	263,042	195,720	12,169,238	7,708,457	40,487,639	45,577,928

Net change in contract owners’ equity	(701,769)	1,337,072	433,114	245,689	14,044,063	9,130,332	60,145,381	50,370,723
Contract owners’ equity beginning of period	2,513,301	1,176,229	1,240,196	994,507	11,798,545	2,668,213	79,557,041	29,186,318

Contract owners’ equity end of period	$1,811,532	2,513,301	1,673,310	1,240,196	25,842,608	11,798,545	139,702,422	79,557,041

CHANGES IN UNITS:
Beginning units	242,882	120,041	119,999	100,455	1,032,165	278,770	7,162,296	2,891,001
Units purchased	41,245	145,532	34,874	33,682	1,949,013	1,202,656	6,804,425	10,204,309
Units redeemed	(132,395)	(22,691)	(10,809)	(14,138)	(977,649)	(449,261)	(3,495,169)	(5,933,014)

Ending units	151,732	242,882	144,064	119,999	2,003,529	1,032,165	10,471,552	7,162,296

	NVMGA2		NBARMS		NO7TB		NOVPI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,999	558	(9,535)	(6,480)	(22,698)	(23,898)	(55,930)	(127,409)
Realized gain (loss) on investments	15,465	(50)	(680)	(2,875)	8,740	(26,368)	(156,340)	(169,414)
Change in unrealized gain (loss) on investments	136,564	7,420	53,583	1,180	167,558	166,386	251,130	506,056
Reinvested capital gains	-	8,311	-	2,883	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	155,028	16,239	43,368	(5,292)	153,600	116,120	38,860	209,233

Equity transactions:
Purchase payments received from contract owners (note 3)	284,302	401,064	404,091	206,605	15,150	22,149	198,811	510,432
Transfers between funds	88,697	35,571	88,198	7,832	(5,966)	106,814	(830,878)	(513,076)
Redemptions (note 3)	(4,988)	-	(123,566)	(20,990)	(65,081)	(72,735)	(1,098,938)	(1,079,106)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(114)	(100)	(28)	(2)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(135)	(14)	(413)	(7)	(2,895)	(6,149)
Adjustments to maintain reserves	(42)	(15)	(4)	(47)	(54)	(42)	(184)	(158)

Net equity transactions	367,855	436,520	368,556	193,384	(56,364)	56,179	(1,734,084)	(1,088,057)

Net change in contract owners’ equity	522,883	452,759	411,924	188,092	97,236	172,299	(1,695,224)	(878,824)
Contract owners’ equity beginning of period	755,578	302,819	550,574	362,482	1,791,410	1,619,111	7,615,979	8,494,803

Contract owners’ equity end of period	$1,278,461	755,578	962,498	550,574	1,888,646	1,791,410	5,920,755	7,615,979

CHANGES IN UNITS:
Beginning units	79,852	32,607	59,659	38,573	183,811	178,546	756,697	866,827
Units purchased	73,810	47,430	66,453	27,879	10,541	33,445	38,293	80,139
Units redeemed	(38,994)	(185)	(27,286)	(6,793)	(15,866)	(28,180)	(208,810)	(190,269)

Ending units	114,668	79,852	98,826	59,659	178,486	183,811	586,180	756,697

	NOTBBA		OVIGS		OVGSS		OVSCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$205,108	(407,182)	255	(2,469)	(51,994)	(26,497)	(15,122)	(12,120)
Realized gain (loss) on investments	1,327,748	517,485	4,212	(1,186)	572,480	(381,548)	109,230	3,843
Change in unrealized gain (loss) on investments	(2,223,229)	2,563,165	313,365	(27,531)	1,405,022	(56,881)	76,147	243,717
Reinvested capital gains	1,107,437	-	-	17,278	-	284,269	175,082	52,922

Net increase (decrease) in contract owners’ equity resulting from operations	417,064	2,673,468	317,832	(13,908)	1,925,508	(180,657)	345,337	288,362

Equity transactions:
Purchase payments received from contract owners (note 3)	1,022,669	3,162,812	656,898	680,543	1,200,847	873,358	1,431,210	1,498,998
Transfers between funds	337,177	7,404,439	(3,653)	50,134	3,486,459	(2,079,143)	181,150	97,787
Redemptions (note 3)	(3,529,717)	(4,030,518)	(31,522)	(10,753)	(934,374)	(291,706)	(385,250)	(29,821)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(33)	(15)	(28)	(5)	(136)	(24)
Contingent deferred sales charges (note 2)	(3,797)	(5,063)	-	-	(7,370)	(1,760)	(282)	(78)
Adjustments to maintain reserves	(108)	(131)	(55)	(30)	(182)	(150)	(60)	(54)

Net equity transactions	(2,173,776)	6,531,539	621,635	719,879	3,745,352	(1,499,406)	1,226,632	1,566,808

Net change in contract owners’ equity	(1,756,712)	9,205,007	939,467	705,971	5,670,860	(1,680,063)	1,571,969	1,855,170
Contract owners’ equity beginning of period	27,966,818	18,761,811	1,065,683	359,712	3,955,247	5,635,310	2,342,985	487,815

Contract owners’ equity end of period	$26,210,106	27,966,818	2,005,150	1,065,683	9,626,107	3,955,247	3,914,954	2,342,985

CHANGES IN UNITS:
Beginning units	2,727,517	2,042,921	116,297	37,758	341,754	480,902	225,010	54,493
Units purchased	967,024	2,334,814	72,441	106,893	685,375	168,530	205,995	240,884
Units redeemed	(1,168,333)	(1,650,218)	(13,726)	(28,354)	(406,120)	(307,678)	(96,952)	(70,367)

Ending units	2,526,208	2,727,517	175,012	116,297	621,009	341,754	334,053	225,010

	PMVIV		PMVAAD		PMVFAD		PMVLAD
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$13,519	-	304,049	94,525	6,217	(7,680)	(53,671)	(38,701)
Realized gain (loss) on investments	6,208	-	262,142	(810,850)	14,556	(28,430)	(24,406)	(662,822)
Change in unrealized gain (loss) on investments	9,593	-	563,824	1,517,065	130,484	66,538	31,673	625,525
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,320	-	1,130,015	800,740	151,257	30,428	(46,404)	(75,998)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,058,390	-	182,416	796,652	137,338	399,513	388,395	996,150
Transfers between funds	2,233,891	-	727,167	3,735,036	729,721	(562,373)	(2,443,327)	(4,958,913)
Redemptions (note 3)	(117,284)	-	(1,464,723)	(2,317,355)	(108,792)	(243,146)	(2,149,793)	(1,920,633)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4)	-	(11)	(3)	(17)	(9)	-	-
Contingent deferred sales charges (note 2)	(2)	-	(1,305)	(2,069)	(250)	(2,839)	(9,027)	(8,511)
Adjustments to maintain reserves	(297)	-	(130)	(141)	32	(45)	965	558

Net equity transactions	3,174,694	-	(556,586)	2,212,120	758,032	(408,899)	(4,212,787)	(5,891,349)

Net change in contract owners’ equity	3,204,014	-	573,429	3,012,860	909,289	(378,471)	(4,259,191)	(5,967,347)
Contract owners’ equity beginning of period	-	-	9,638,474	6,625,614	1,407,239	1,785,710	19,677,093	25,644,440

Contract owners’ equity end of period	$3,204,014	-	10,211,903	9,638,474	2,316,528	1,407,239	15,417,902	19,677,093

CHANGES IN UNITS:
Beginning units	-	-	926,387	706,689	138,822	178,917	2,009,748	2,606,396
Units purchased	372,790	-	324,562	890,509	172,723	424,848	478,611	2,054,641
Units redeemed	(64,016)	-	(373,246)	(670,811)	(103,663)	(464,943)	(909,621)	(2,651,289)

Ending units	308,774	-	877,703	926,387	207,882	138,822	1,578,738	2,009,748

	PMVTRD		PMVRSD		PMVEBD		PMVGBD
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$135,757	111,981	271,914	(10,084)	144,882	139,602	15,986	(8,246)
Realized gain (loss) on investments	368,978	(704,992)	(162,609)	(655,972)	95,593	(32,652)	181,873	(232,295)
Change in unrealized gain (loss) on investments	317,619	827,246	(113,071)	896,101	60,722	273,427	184,177	417,375
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	822,354	234,235	(3,766)	230,045	301,197	380,377	382,036	176,834

Equity transactions:
Purchase payments received from contract owners (note 3)	3,726,759	6,505,616	217,214	139,440	338,729	348,120	209,007	779,507
Transfers between funds	2,473,964	(302,270)	(33,160)	1,082,852	708,035	1,147,214	(231,809)	(714,779)
Redemptions (note 3)	(4,082,316)	(4,323,533)	(143,378)	(84,923)	(587,686)	(893,517)	(587,295)	(1,105,950)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(288)	(75)	(43)	-	(23)	(13)	-	-
Contingent deferred sales charges (note 2)	(9,667)	(9,706)	(156)	(258)	(1,638)	(1,439)	(5,616)	(6,436)
Adjustments to maintain reserves	908	1,206	(146)	(114)	372	(57)	20	221

Net equity transactions	2,109,360	1,871,238	40,331	1,136,997	457,789	600,308	(615,693)	(1,047,437)

Net change in contract owners’ equity	2,931,714	2,105,473	36,565	1,367,042	758,986	980,685	(233,657)	(870,603)
Contract owners’ equity beginning of period	21,125,209	19,019,736	2,791,510	1,424,468	3,481,123	2,500,438	5,609,974	6,480,577

Contract owners’ equity end of period	$24,056,923	21,125,209	2,828,075	2,791,510	4,240,109	3,481,123	5,376,317	5,609,974

CHANGES IN UNITS:
Beginning units	1,973,591	1,805,992	436,023	250,185	274,015	221,269	529,621	626,063
Units purchased	2,096,608	3,026,289	158,710	334,382	228,109	495,595	449,955	234,814
Units redeemed	(1,908,583)	(2,858,690)	(153,605)	(148,544)	(194,467)	(442,849)	(504,681)	(331,256)

Ending units	2,161,616	1,973,591	441,128	436,023	307,657	274,015	474,895	529,621

	PMVHYD		PMUBA		PMVSTA		PMVFHV
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,114,436	1,144,662	1,749	2,788	9,874	2,744	77,946	-
Realized gain (loss) on investments	582,549	554,927	71,489	(124,556)	5,268	2,370	132	-
Change in unrealized gain (loss) on investments	(386,182)	1,173,263	23,367	195,848	7,925	2,054	(84,113)	-
Reinvested capital gains	-	-	-	-	-	5,158	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,310,803	2,872,852	96,605	74,080	23,067	12,326	(6,035)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	948,413	628,974	473,096	313,127	2,159,653	1,354,068	65,400	-
Transfers between funds	(6,143,915)	15,969,592	(774)	(741,772)	(272,367)	(302,247)	1,893,982	-
Redemptions (note 3)	(6,325,038)	(3,097,235)	(262,724)	(563,813)	(51,333)	(24,669)	(665)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2)	-	(85)	(20)	-	-
Contingent deferred sales charges (note 2)	(13,288)	(12,223)	(858)	(658)	-	(1,062)	-	-
Adjustments to maintain reserves	5,843	(1,882)	(36)	68	(34)	(85)	(51)	-

Net equity transactions	(11,527,985)	13,487,226	208,702	(993,048)	1,835,834	1,025,985	1,958,666	-

Net change in contract owners’ equity	(10,217,182)	16,360,078	305,307	(918,968)	1,858,901	1,038,311	1,952,631	-
Contract owners’ equity beginning of period	33,477,356	17,117,278	2,982,256	3,901,224	1,186,767	148,456	-	-

Contract owners’ equity end of period	$23,260,174	33,477,356	3,287,563	2,982,256	3,045,668	1,186,767	1,952,631	-

CHANGES IN UNITS:
Beginning units	2,423,168	1,375,441	297,378	401,420	118,194	14,959	-	-
Units purchased	2,466,129	6,152,721	384,378	117,848	258,665	155,303	201,045	-
Units redeemed	(3,286,918)	(5,104,994)	(364,577)	(221,890)	(76,542)	(52,068)	(7,877)	-

Ending units	1,602,379	2,423,168	317,179	297,378	300,317	118,194	193,168	-

	GVGMNS		GVHQFA		GVSIA		PIHYB2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(8,959)	(7,236)	(4,838)	(11,653)	(10,510)	7,525	10,465	12,072
Realized gain (loss) on investments	1,826	(2,172)	8,057	(10,040)	(9,221)	(8,026)	(2,341)	(10,597)
Change in unrealized gain (loss) on investments	68,505	29,442	(8,123)	10,591	(40,250)	(5,153)	11,355	40,555
Reinvested capital gains	20,147	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	81,519	20,034	(4,904)	(11,102)	(59,981)	(5,654)	19,479	42,030

Equity transactions:
Purchase payments received from contract owners (note 3)	47,414	167,089	505,425	344,060	231,658	521,338	1,370	23,201
Transfers between funds	17,188	(6,638)	2,525,057	(9,137)	(12,988)	(22,004)	(21,694)	(53,381)
Redemptions (note 3)	(12,993)	(1,711)	(55,783)	(51,144)	(44,242)	(150,997)	(2,059)	(45,894)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(19)	(2)	(4)	(8)	(16)	-	-	-
Contingent deferred sales charges (note 2)	-	-	(35)	(555)	-	-	-	(8)
Adjustments to maintain reserves	(36)	(36)	(82)	(66)	(58)	(31)	28	(16)

Net equity transactions	51,554	158,702	2,974,578	283,150	174,354	348,306	(22,355)	(76,098)

Net change in contract owners’ equity	133,073	178,736	2,969,674	272,048	114,373	342,652	(2,876)	(34,068)
Contract owners’ equity beginning of period	698,198	519,462	1,576,716	1,304,668	1,442,252	1,099,600	362,441	396,509

Contract owners’ equity end of period	$831,271	698,198	4,546,390	1,576,716	1,556,625	1,442,252	359,565	362,441

CHANGES IN UNITS:
Beginning units	69,705	53,424	162,528	133,762	152,168	115,180	26,272	32,265
Units purchased	9,966	19,095	732,988	319,077	43,459	65,987	98	2,100
Units redeemed	(5,225)	(2,814)	(429,204)	(290,311)	(25,312)	(28,999)	(1,701)	(8,093)

Ending units	74,446	69,705	466,312	162,528	170,315	152,168	24,669	26,272

	PROUSN		PROAHY		PROA30		PROBNK
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(5,179)	(13,286)	594,782	931,945	(29,831)	(6,910)	(44,923)	(17,439)
Realized gain (loss) on investments	(232,788)	(381,164)	(231,236)	2,234,286	243,431	30,272	429,631	(32,868)
Change in unrealized gain (loss) on investments	6,860	(14,600)	(124,695)	109,843	154,741	(102,812)	(36,071)	252,261
Reinvested capital gains	-	-	915,602	-	82,147	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(231,107)	(409,050)	1,154,453	3,276,074	450,488	(79,450)	348,637	201,954

Equity transactions:
Purchase payments received from contract owners (note 3)	5,769	45,668	832,026	434,610	28,870	11,447	139,998	67,902
Transfers between funds	92,946	458,624	(16,620,526)	31,721,063	338,203	(699,645)	(106,668)	1,638,145
Redemptions (note 3)	(52,718)	(104,722)	(9,516,001)	(8,191,368)	(143,118)	(176,017)	(747,147)	(96,679)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(887)	(2,814)	(30,342)	(76,504)	(1,276)	(861)	(9,682)	(39)
Adjustments to maintain reserves	(201)	381	53	3,326	(150)	(210)	32	364

Net equity transactions	44,909	397,137	(25,334,790)	23,891,127	222,529	(865,286)	(723,467)	1,609,693

Net change in contract owners’ equity	(186,198)	(11,913)	(24,180,337)	27,167,201	673,017	(944,736)	(374,830)	1,811,647
Contract owners’ equity beginning of period	405,179	417,092	33,011,718	5,844,517	1,271,269	2,216,005	3,905,956	2,094,309

Contract owners’ equity end of period	$218,981	405,179	8,831,381	33,011,718	1,944,286	1,271,269	3,531,126	3,905,956

CHANGES IN UNITS:
Beginning units	620,012	505,722	2,239,656	438,199	143,905	250,619	236,108	153,779
Units purchased	14,237,779	40,729,902	3,200,110	14,380,689	1,427,069	511,835	750,139	698,559
Units redeemed	(14,245,095)	(40,615,612)	(4,850,865)	(12,579,232)	(1,403,189)	(618,549)	(802,361)	(616,230)

Ending units	612,696	620,012	588,901	2,239,656	167,785	143,905	183,886	236,108

	PROBM		PROBR		PROBIO		PROBL
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(72,734)	(45,822)	(8,257)	(17,339)	(106,623)	(88,062)	(166,577)	(149,200)
Realized gain (loss) on investments	691,530	356,246	(130,671)	(332,003)	722,573	(1,280,829)	1,644,785	(210,666)
Change in unrealized gain (loss) on investments	362,829	223,585	19,104	(8,835)	413,809	78,539	47,789	365,897
Reinvested capital gains	-	-	-	-	-	79,873	292,662	220,116

Net increase (decrease) in contract owners’ equity resulting from operations	981,625	534,009	(119,824)	(358,177)	1,029,759	(1,210,479)	1,818,659	226,147

Equity transactions:
Purchase payments received from contract owners (note 3)	271,623	224,506	-	47,457	133,013	1,101,949	65,250	70,786
Transfers between funds	6,637,853	5,196,928	(184,807)	459,002	931,570	(1,405,456)	(3,158,042)	(11,243,785)
Redemptions (note 3)	(728,742)	(317,965)	(57,804)	(153,524)	(972,496)	(1,088,690)	(816,259)	(1,315,311)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,828)	(3,049)	-	(30)	(13,146)	(8,629)	(1,576)	(11,788)
Adjustments to maintain reserves	(50)	219	(83)	276	(133)	(174)	(381)	(1,512)

Net equity transactions	6,178,856	5,100,639	(242,694)	353,181	78,808	(1,401,000)	(3,911,008)	(12,501,610)

Net change in contract owners’ equity	7,160,481	5,634,648	(362,518)	(4,996)	1,108,567	(2,611,479)	(2,092,349)	(12,275,463)
Contract owners’ equity beginning of period	6,742,656	1,108,008	788,514	793,510	4,604,995	7,216,474	13,105,082	25,380,545

Contract owners’ equity end of period	$13,903,137	6,742,656	425,996	788,514	5,713,562	4,604,995	11,012,733	13,105,082

CHANGES IN UNITS:
Beginning units	708,738	136,926	242,023	210,408	199,002	259,473	767,266	1,599,922
Units purchased	2,592,013	2,093,497	3,904,514	8,061,827	487,200	459,719	5,565,015	9,674,780
Units redeemed	(2,091,210)	(1,521,685)	(3,984,698)	(8,030,212)	(481,522)	(520,190)	(5,786,134)	(10,507,436)

Ending units	1,209,541	708,738	161,839	242,023	204,680	199,002	546,147	767,266

	PROCG		PROCS		PROEM		PROE30
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(34,350)	(41,708)	(67,326)	(65,326)	(104,765)	(61,310)	22,310	32,318
Realized gain (loss) on investments	153,044	410,323	380,981	(222,598)	1,426,698	335,367	503,592	(340,772)
Change in unrealized gain (loss) on investments	96,935	(131,908)	170,512	249,089	279,577	(113,560)	(1,256)	388,069
Reinvested capital gains	36,918	-	-	38,056	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	252,547	236,707	484,167	(779)	1,601,510	160,497	524,646	79,615

Equity transactions:
Purchase payments received from contract owners (note 3)	95,121	714,256	33,021	245,401	108,170	255,077	20,876	87,194
Transfers between funds	(365,431)	(4,003,743)	2,805,744	899,528	4,369,221	2,861,632	1,111,542	(1,163,347)
Redemptions (note 3)	(1,003,414)	(456,080)	(755,917)	(276,959)	(930,309)	(1,003,334)	(326,376)	(240,657)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,228)	(10,405)	(1,581)	(677)	(7,442)	(9,062)	(4,794)	(3,823)
Adjustments to maintain reserves	(135)	(13)	(140)	(53)	(831)	(2,141)	(180)	(53)

Net equity transactions	(1,275,087)	(3,755,985)	2,081,127	867,240	3,538,809	2,102,172	801,068	(1,320,686)

Net change in contract owners’ equity	(1,022,540)	(3,519,278)	2,565,294	866,461	5,140,319	2,262,669	1,325,714	(1,241,071)
Contract owners’ equity beginning of period	3,428,554	6,947,832	7,857,628	6,991,167	3,857,383	1,594,714	2,905,976	4,147,047

Contract owners’ equity end of period	$2,406,014	3,428,554	10,422,922	7,857,628	8,997,702	3,857,383	4,231,690	2,905,976

CHANGES IN UNITS:
Beginning units	223,172	458,236	420,130	382,999	538,359	244,196	266,682	404,677
Units purchased	696,784	554,604	653,291	417,059	3,332,592	4,978,412	680,611	537,736
Units redeemed	(782,783)	(789,668)	(594,365)	(379,928)	(2,909,498)	(4,684,249)	(617,972)	(675,731)

Ending units	137,173	223,172	479,056	420,130	961,453	538,359	329,321	266,682

	PROFIN		PROHC		PROIND		PROINT
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(84,016)	(56,861)	(171,643)	(148,473)	(121,455)	(74,851)	(55,092)	(21,349)
Realized gain (loss) on investments	1,415,849	(412,394)	494,407	(631,388)	1,325,357	(210,144)	434,814	(146,880)
Change in unrealized gain (loss) on investments	(415,069)	797,916	147,782	(272,154)	541,921	329,336	220,562	44,017
Reinvested capital gains	-	-	934,232	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	916,764	328,661	1,404,778	(1,052,015)	1,745,823	44,341	600,284	(124,212)

Equity transactions:
Purchase payments received from contract owners (note 3)	345,895	292,124	168,885	598,464	347,636	242,841	29,419	77,662
Transfers between funds	(1,077,633)	(2,975,569)	1,444,778	(2,784,780)	2,101,230	5,199,249	3,653,746	117,446
Redemptions (note 3)	(1,134,901)	(354,278)	(1,148,875)	(560,541)	(1,352,455)	(432,590)	(335,690)	(212,953)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(20,015)	(2,345)	(18,739)	(6,225)	(11,896)	(3,092)	(5,336)	(3,974)
Adjustments to maintain reserves	(201)	(23)	(235)	(122)	(128)	(201)	(2,673)	(1,264)

Net equity transactions	(1,886,855)	(3,040,091)	445,814	(2,753,204)	1,084,387	5,006,207	3,339,466	(23,083)

Net change in contract owners’ equity	(970,091)	(2,711,430)	1,850,592	(3,805,219)	2,830,210	5,050,548	3,939,750	(147,295)
Contract owners’ equity beginning of period	8,705,406	11,416,836	7,373,999	11,179,218	12,284,545	7,233,997	1,918,056	2,065,351

Contract owners’ equity end of period	$7,735,315	8,705,406	9,224,591	7,373,999	15,114,755	12,284,545	5,857,806	1,918,056

CHANGES IN UNITS:
Beginning units	539,835	801,013	406,975	583,272	792,642	540,448	184,497	193,125
Units purchased	942,239	1,068,773	820,153	759,005	1,594,333	2,039,152	1,005,561	617,235
Units redeemed	(1,071,032)	(1,329,951)	(799,152)	(935,302)	(1,577,029)	(1,786,958)	(718,734)	(625,863)

Ending units	411,042	539,835	427,976	406,975	809,946	792,642	471,324	184,497

	PRONET		PROJP		PRON		PROOG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(81,589)	(59,042)	(24,052)	(25,696)	(174,604)	(121,692)	(59,017)	(44,270)
Realized gain (loss) on investments	667,348	(324,069)	301,369	(592,115)	2,825,399	(576,043)	436,082	(2,602,837)
Change in unrealized gain (loss) on investments	947,129	(123,595)	(21,563)	405,376	84,887	310,056	(1,324,993)	4,973,582
Reinvested capital gains	-	225,852	-	-	46,217	279,579	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,532,888	(280,854)	255,754	(212,435)	2,781,899	(108,100)	(947,928)	2,326,475

Equity transactions:
Purchase payments received from contract owners (note 3)	40,841	282,753	4,587	79,209	132,512	594,800	615,543	1,346,466
Transfers between funds	921,616	(2,220,102)	193,771	(1,030,500)	(1,153,654)	(3,853,705)	(1,187,087)	525,634
Redemptions (note 3)	(624,638)	(269,219)	(175,962)	(114,089)	(1,350,371)	(924,362)	(1,027,026)	(1,001,182)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6,992)	(348)	(371)	(202)	(12,365)	(3,763)	(5,202)	(12,039)
Adjustments to maintain reserves	(205)	(265)	(115)	(36)	(832)	(2,031)	(139)	576

Net equity transactions	330,622	(2,207,181)	21,910	(1,065,618)	(2,384,710)	(4,189,061)	(1,603,911)	859,455

Net change in contract owners’ equity	1,863,510	(2,488,035)	277,664	(1,278,053)	397,189	(4,297,161)	(2,551,839)	3,185,930
Contract owners’ equity beginning of period	4,238,715	6,726,750	1,748,199	3,026,252	10,640,584	14,937,745	13,903,142	10,717,212

Contract owners’ equity end of period	$6,102,225	4,238,715	2,025,863	1,748,199	11,037,773	10,640,584	11,351,303	13,903,142

CHANGES IN UNITS:
Beginning units	231,575	382,997	131,868	226,725	513,642	747,756	1,258,835	1,185,343
Units purchased	214,674	199,402	193,019	255,744	2,633,097	3,403,934	646,832	1,661,708
Units redeemed	(197,530)	(350,824)	(194,250)	(350,601)	(2,730,658)	(3,638,048)	(826,895)	(1,588,216)

Ending units	248,719	231,575	130,637	131,868	416,081	513,642	1,078,772	1,258,835

	PROPHR		PROPM		PRORE		PRORRO
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(20,382)	(23,056)	(52,803)	(85,449)	(30,202)	(19,792)	(16,537)	(11,916)
Realized gain (loss) on investments	152,003	(472,605)	90,943	1,598,283	(71,923)	18,350	(184,838)	4,186
Change in unrealized gain (loss) on investments	56,419	27,111	178,034	(145,184)	(65,461)	(108,856)	4,202	(15,936)
Reinvested capital gains	8,896	139,956	-	-	311,258	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	196,936	(328,594)	216,174	1,367,650	143,672	(110,298)	(197,173)	(23,666)

Equity transactions:
Purchase payments received from contract owners (note 3)	31,605	336,941	90,681	1,435,233	43,214	1,003,317	34,762	4,729
Transfers between funds	(430,260)	(1,703,228)	188,149	(564,613)	(34,778)	(4,628,786)	(2,493,064)	2,866,091
Redemptions (note 3)	(240,065)	(194,747)	(366,142)	(493,586)	(581,165)	(1,191,431)	(104,990)	(317,452)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(610)	(1,403)	(10,250)	(5,047)	(2,907)	(31,927)	(16)	(5,023)
Adjustments to maintain reserves	(113)	146	(119)	69	(150)	38	50	(873)

Net equity transactions	(639,443)	(1,562,291)	(97,681)	372,056	(575,786)	(4,848,789)	(2,563,258)	2,547,472

Net change in contract owners’ equity	(442,507)	(1,890,885)	118,493	1,739,706	(432,114)	(4,959,087)	(2,760,431)	2,523,806
Contract owners’ equity beginning of period	2,312,517	4,203,402	3,478,027	1,738,321	3,246,449	8,205,536	3,009,715	485,909

Contract owners’ equity end of period	$1,870,010	2,312,517	3,596,520	3,478,027	2,814,335	3,246,449	249,284	3,009,715

CHANGES IN UNITS:
Beginning units	137,426	235,796	1,076,007	828,838	242,989	641,284	849,813	128,910
Units purchased	160,567	265,573	3,074,689	6,922,799	730,058	1,656,555	4,092,939	4,621,364
Units redeemed	(195,370)	(363,943)	(3,072,057)	(6,675,630)	(774,547)	(2,054,850)	(4,862,095)	(3,900,461)

Ending units	102,623	137,426	1,078,639	1,076,007	198,500	242,989	80,657	849,813

	PROSCN		PROSEM		PROSIN		PROSN
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(59,075)	(24,722)	(1,725)	(6,166)	(1,621)	(8,189)	(4,416)	(11,557)
Realized gain (loss) on investments	1,084,612	291,273	(45,713)	(92,555)	(39,813)	(41,106)	(130,234)	(165,185)
Change in unrealized gain (loss) on investments	107,362	70,903	(4,035)	(4,332)	12,556	(16,301)	15,039	(12,051)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,132,899	337,454	(51,473)	(103,053)	(28,878)	(65,596)	(119,611)	(188,793)

Equity transactions:
Purchase payments received from contract owners (note 3)	43,566	209,942	452	2,953	445	(4,180)	-	2,883
Transfers between funds	1,525,423	1,595,001	84,256	41,453	(359,845)	334,241	(463,175)	749,458
Redemptions (note 3)	(316,071)	(95,625)	(6,083)	(58,695)	(6,509)	(53,739)	(13,627)	(13,060)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,107)	(8)	-	(93)	-	(5)	-	-
Adjustments to maintain reserves	(162)	(53)	(384)	1,323	(1,995)	9,862	(8)	(29)

Net equity transactions	1,251,649	1,709,257	78,241	(13,059)	(367,904)	286,179	(476,810)	739,252

Net change in contract owners’ equity	2,384,548	2,046,711	26,768	(116,112)	(396,782)	220,583	(596,421)	550,459
Contract owners’ equity beginning of period	3,414,804	1,368,093	106,769	222,881	483,657	263,074	709,190	158,731

Contract owners’ equity end of period	$5,799,352	3,414,804	133,537	106,769	86,875	483,657	112,769	709,190

CHANGES IN UNITS:
Beginning units	196,042	98,642	16,032	28,179	102,919	52,420	280,028	54,422
Units purchased	486,629	614,557	801,848	1,178,384	263,075	1,259,284	2,140,905	5,482,547
Units redeemed	(433,691)	(517,157)	(789,936)	(1,190,531)	(341,853)	(1,208,785)	(2,360,705)	(5,256,941)

Ending units	248,980	196,042	27,944	16,032	24,141	102,919	60,228	280,028

	PROTEC		PROTEL		PROGVP		PROUN
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(154,176)	(89,427)	17,976	259	(17,681)	(64,835)	(134,274)	(47,164)
Realized gain (loss) on investments	2,079,785	12,862	(351,303)	200,138	158,130	(600,081)	2,978,132	(30,764)
Change in unrealized gain (loss) on investments	540,560	183,614	(15,168)	44,602	(8,114)	34,006	34,230	96,709
Reinvested capital gains	-	-	45,548	-	-	-	259,845	325,440

Net increase (decrease) in contract owners’ equity resulting from operations	2,466,169	107,049	(302,947)	244,999	132,335	(630,910)	3,137,933	344,221

Equity transactions:
Purchase payments received from contract owners (note 3)	129,109	455,747	32,720	101,363	44,040	1,109,999	203,598	207,151
Transfers between funds	7,536,303	(3,556,807)	(38,238)	847,897	(186,475)	(1,746,960)	(550,133)	2,076,357
Redemptions (note 3)	(1,469,701)	(421,048)	(124,939)	(205,134)	(204,556)	(881,316)	(2,371,998)	(514,426)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,886)	(3,580)	(1,001)	(4,629)	(313)	(15,767)	(36,204)	(3,637)
Adjustments to maintain reserves	(350)	(481)	(85)	(94)	(109)	(476)	(283)	(251)

Net equity transactions	6,186,475	(3,526,169)	(131,543)	739,403	(347,413)	(1,534,520)	(2,755,020)	1,765,194

Net change in contract owners’ equity	8,652,644	(3,419,120)	(434,490)	984,402	(215,078)	(2,165,430)	382,913	2,109,415
Contract owners’ equity beginning of period	4,559,670	7,978,790	1,352,938	368,536	1,428,728	3,594,158	4,959,448	2,850,033

Contract owners’ equity end of period	$13,212,314	4,559,670	918,448	1,352,938	1,213,650	1,428,728	5,342,361	4,959,448

CHANGES IN UNITS:
Beginning units	284,726	550,302	94,732	30,985	99,532	246,664	118,652	73,879
Units purchased	1,285,138	679,875	480,677	1,184,455	1,598,510	2,433,534	1,237,717	792,424
Units redeemed	(949,877)	(945,451)	(508,432)	(1,120,708)	(1,619,372)	(2,580,666)	(1,278,139)	(747,651)

Ending units	619,987	284,726	66,977	94,732	78,670	99,532	78,230	118,652

	PROUTL		PVEIB		RVMFU		RSRF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$43,676	(36,742)	2,645	2,592	8,287	121,182	(78,945)	(119,290)
Realized gain (loss) on investments	296,332	915,735	14,735	2,104	(369,452)	(688,451)	144,734	343,268
Change in unrealized gain (loss) on investments	(245,185)	(46,001)	369,349	138,400	782,557	(481,516)	844,542	(442,034)
Reinvested capital gains	235,256	167,181	59,580	13,894	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	330,079	1,000,173	446,309	156,990	421,392	(1,048,785)	910,331	(218,056)

Equity transactions:
Purchase payments received from contract owners (note 3)	57,615	855,796	1,375,778	1,013,686	815,196	2,650,523	101,652	553,038
Transfers between funds	196,204	622,214	172,516	72,054	(824,895)	(2,089,127)	(41,526)	(2,661,976)
Redemptions (note 3)	(951,435)	(425,162)	(34,234)	(14,282)	(869,897)	(716,010)	(1,012,654)	(674,573)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(112)	(19)	(172)	(40)	(55)	-
Contingent deferred sales charges (note 2)	(1,079)	(5,969)	(180)	-	(3,742)	(2,503)	(11,377)	(1,439)
Adjustments to maintain reserves	(98)	254	(59)	(16)	(289)	(153)	(168)	(185)

Net equity transactions	(698,793)	1,047,133	1,513,709	1,071,423	(883,799)	(157,310)	(964,128)	(2,785,135)

Net change in contract owners’ equity	(368,714)	2,047,306	1,960,018	1,228,413	(462,407)	(1,206,095)	(53,797)	(3,003,191)
Contract owners’ equity beginning of period	4,714,339	2,667,033	1,718,133	489,720	6,152,011	7,358,106	7,891,364	10,894,555

Contract owners’ equity end of period	$4,345,625	4,714,339	3,678,151	1,718,133	5,689,604	6,152,011	7,837,567	7,891,364

CHANGES IN UNITS:
Beginning units	307,568	197,035	162,774	52,116	976,706	991,335	562,396	776,095
Units purchased	929,198	1,992,639	159,872	122,565	239,807	618,257	68,605	102,643
Units redeemed	(976,404)	(1,882,106)	(25,776)	(11,907)	(376,188)	(632,886)	(135,259)	(316,342)

Ending units	260,362	307,568	296,870	162,774	840,325	976,706	495,742	562,396

	RBKF		RBMF		RBF		RVCMD
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(49,570)	(9,290)	(46,463)	(72,743)	(143,726)	(135,455)	(19,362)	(22,546)
Realized gain (loss) on investments	496,846	187,181	577,386	462,562	1,228,257	(4,112,330)	46,179	(548,353)
Change in unrealized gain (loss) on investments	(235,229)	515,812	293,961	439,399	1,014,831	1,271,647	1,851	615,443
Reinvested capital gains	-	-	13,408	91,136	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	212,047	693,703	838,292	920,354	2,099,362	(2,976,138)	28,668	44,544

Equity transactions:
Purchase payments received from contract owners (note 3)	165,514	291,039	224,827	177,726	136,539	577,742	30,143	224,833
Transfers between funds	(1,738,566)	1,624,439	(558,402)	3,321,468	839,082	(2,777,872)	(353,400)	399,076
Redemptions (note 3)	(651,414)	(330,616)	(650,096)	(697,038)	(943,474)	(1,456,844)	(200,835)	(222,991)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,850)	(415)	(1,170)	(1,943)	(2,588)	(40,518)	(2,056)	(2,501)
Adjustments to maintain reserves	(141)	(132)	(177)	(108)	(294)	(82)	(118)	(120)

Net equity transactions	(2,227,457)	1,584,315	(985,018)	2,800,105	29,265	(3,697,574)	(526,266)	398,297

Net change in contract owners’ equity	(2,015,410)	2,278,018	(146,726)	3,720,459	2,128,627	(6,673,712)	(497,598)	442,841
Contract owners’ equity beginning of period	5,365,058	3,087,040	5,817,974	2,097,515	7,859,297	14,533,009	1,935,730	1,492,889

Contract owners’ equity end of period	$3,349,648	5,365,058	5,671,248	5,817,974	9,987,924	7,859,297	1,438,132	1,935,730

CHANGES IN UNITS:
Beginning units	557,503	404,243	262,544	118,511	309,616	453,190	889,510	764,311
Units purchased	1,127,865	1,956,395	365,353	1,031,113	748,821	830,683	1,746,714	1,736,997
Units redeemed	(1,369,646)	(1,803,135)	(408,188)	(887,080)	(747,762)	(974,257)	(1,984,027)	(1,611,798)

Ending units	315,722	557,503	219,709	262,544	310,675	309,616	652,197	889,510

	RCPF		RVLDD		RELF		RENF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(35,346)	(98,625)	(142,512)	(105,528)	(77,593)	(50,483)	(117,423)	(118,900)
Realized gain (loss) on investments	(119,162)	857,198	3,670,394	891,489	1,744,210	361,507	(673,566)	(735,820)
Change in unrealized gain (loss) on investments	680,845	(898,217)	305,055	180,176	(430,124)	281,072	(825,053)	5,494,813
Reinvested capital gains	228,156	585,411	178,857	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	754,493	445,767	4,011,794	966,137	1,236,493	592,096	(1,616,042)	4,640,093

Equity transactions:
Purchase payments received from contract owners (note 3)	122,061	1,654,714	133,400	133,148	13,254	53,458	386,581	548,166
Transfers between funds	(1,983,667)	(7,418,237)	(2,330,398)	(6,220,356)	846,798	861,661	(3,957,839)	2,459,629
Redemptions (note 3)	(843,473)	(1,810,426)	(2,199,748)	(632,909)	(622,395)	(463,877)	(1,588,032)	(1,981,579)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,187)	(2,293)	(53,255)	(5,165)	(530)	(1,609)	(10,633)	(7,118)
Adjustments to maintain reserves	(208)	(229)	(154)	(181)	(236)	(90)	(1,254)	(1,672)

Net equity transactions	(2,710,474)	(7,576,471)	(4,450,155)	(6,725,463)	236,891	449,543	(5,171,177)	1,017,426

Net change in contract owners’ equity	(1,955,981)	(7,130,704)	(438,361)	(5,759,326)	1,473,384	1,041,639	(6,787,219)	5,657,519
Contract owners’ equity beginning of period	8,984,959	16,115,663	9,227,553	14,986,879	4,829,681	3,788,042	17,665,511	12,007,992

Contract owners’ equity end of period	$7,028,978	8,984,959	8,789,192	9,227,553	6,303,065	4,829,681	10,878,292	17,665,511

CHANGES IN UNITS:
Beginning units	293,161	553,132	386,051	800,214	352,421	335,163	952,588	839,869
Units purchased	282,904	672,699	3,224,914	5,552,885	1,112,715	828,811	1,247,529	2,354,592
Units redeemed	(369,051)	(932,670)	(3,374,288)	(5,967,048)	(1,105,444)	(811,553)	(1,566,759)	(2,241,873)

Ending units	207,014	293,161	236,677	386,051	359,692	352,421	633,358	952,588

	RESF		RLCE		RFSF		RUGB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(113,048)	(44,847)	(5,804)	3,342	(79,464)	3,639	(4,107)	(56,482)
Realized gain (loss) on investments	(1,014,544)	(1,962,105)	310,334	(89,176)	1,064,008	(114,392)	40,735	1,792,654
Change in unrealized gain (loss) on investments	(888,576)	3,563,716	35,973	51,047	(17,806)	821,814	331,644	(246,857)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,016,168)	1,556,764	340,503	(34,787)	966,738	711,061	368,272	1,489,315

Equity transactions:
Purchase payments received from contract owners (note 3)	139,783	363,382	31,840	12,915	413,056	149,396	35,549	318,035
Transfers between funds	(1,255,296)	360,071	1,661,106	(115,423)	(2,561,146)	1,471,810	(860,347)	(2,007,719)
Redemptions (note 3)	(672,300)	(768,408)	(368,393)	(70,221)	(796,460)	(773,067)	(868,681)	(1,791,908)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,762)	(4,884)	(170)	(19)	(17,201)	(19,617)	(6,341)	(7,794)
Adjustments to maintain reserves	(91)	(192)	(104)	(70)	(139)	(214)	(1,780)	1,084

Net equity transactions	(1,790,666)	(50,031)	1,324,279	(172,818)	(2,961,890)	828,308	(1,701,600)	(3,488,302)

Net change in contract owners’ equity	(3,806,834)	1,506,733	1,664,782	(207,605)	(1,995,152)	1,539,369	(1,333,328)	(1,998,987)
Contract owners’ equity beginning of period	9,471,392	7,964,659	829,321	1,036,926	9,094,946	7,555,577	6,448,764	8,447,751

Contract owners’ equity end of period	$5,664,558	9,471,392	2,494,103	829,321	7,099,794	9,094,946	5,115,436	6,448,764

CHANGES IN UNITS:
Beginning units	587,594	597,799	92,509	108,694	735,445	693,822	349,360	456,187
Units purchased	2,338,577	1,649,294	759,210	752,829	1,142,025	1,399,193	2,815,415	5,956,068
Units redeemed	(2,498,115)	(1,659,499)	(620,248)	(769,014)	(1,375,110)	(1,357,570)	(2,909,747)	(6,062,895)

Ending units	428,056	587,594	231,471	92,509	502,360	735,445	255,028	349,360

	RHCF		RINF		RVIDD		RJNF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(197,927)	(202,498)	(85,802)	(64,740)	(47,312)	(58,140)	(16,133)	(27,527)
Realized gain (loss) on investments	1,048,836	(3,345,576)	1,289,631	(397,499)	(1,485,319)	(1,700,957)	(122,319)	(28,785)
Change in unrealized gain (loss) on investments	874,176	1,017,812	290,849	(195,724)	(81,762)	(10,648)	(5,012)	(11,686)
Reinvested capital gains	538,362	519,189	33,799	390,924	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,263,447	(2,011,073)	1,528,477	(267,039)	(1,614,393)	(1,769,745)	(143,464)	(67,998)

Equity transactions:
Purchase payments received from contract owners (note 3)	335,284	653,069	6,448	97,945	5,532	169,484	151,973	89,689
Transfers between funds	322,228	(4,733,820)	(629,098)	(396,824)	4,133,630	858,710	148,544	(333,827)
Redemptions (note 3)	(1,352,959)	(2,198,342)	(636,981)	(517,450)	(243,997)	(259,268)	(208,245)	(339,201)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9,090)	(54,950)	(622)	(978)	(9,377)	(3,597)	(68)	(938)
Adjustments to maintain reserves	(2,316)	(1,806)	(80)	(139)	206	158	(54)	16

Net equity transactions	(706,853)	(6,335,849)	(1,260,333)	(817,446)	3,885,994	765,487	92,150	(584,261)

Net change in contract owners’ equity	1,556,594	(8,346,922)	268,144	(1,084,485)	2,271,601	(1,004,258)	(51,314)	(652,259)
Contract owners’ equity beginning of period	11,016,500	19,363,422	4,936,192	6,020,677	1,107,827	2,112,085	1,267,887	1,920,146

Contract owners’ equity end of period	$12,573,094	11,016,500	5,204,336	4,936,192	3,379,428	1,107,827	1,216,573	1,267,887

CHANGES IN UNITS:
Beginning units	510,299	798,201	169,573	214,786	2,041,696	2,794,435	452,215	664,416
Units purchased	800,933	701,925	541,274	500,316	176,472,338	140,942,620	6,533,974	10,845,182
Units redeemed	(831,423)	(989,827)	(574,408)	(545,529)	(167,630,176)	(141,695,359)	(6,521,564)	(11,057,383)

Ending units	479,809	510,299	136,439	169,573	10,883,858	2,041,696	464,625	452,215

	RVIMC		RAF		RVISC		RUF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(2,764)	(6,563)	(4,147)	(9,410)	(49,148)	(91,872)	(25,704)	(37,908)
Realized gain (loss) on investments	(34,701)	(134,722)	(85,957)	(105,278)	(665,736)	(2,176,270)	(294,945)	(303,699)
Change in unrealized gain (loss) on investments	4,342	(10,613)	(356)	(5,014)	(17,365)	(13,615)	(28,910)	6,968
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(33,123)	(151,898)	(90,460)	(119,702)	(732,249)	(2,281,757)	(349,559)	(334,639)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,643	14,871	7,929	54,991	(21,286)	223,726	4,255	151,024
Transfers between funds	(21,230)	(60,956)	(165,957)	299,302	(9,126,769)	9,909,599	24,261	(353,292)
Redemptions (note 3)	(9,486)	(24,097)	(31,616)	(83,492)	(164,479)	(478,543)	(94,827)	(230,592)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4)	(86)	(5)	(35)	(2,271)	(1,271)	(24)	(117)
Adjustments to maintain reserves	(22)	(29)	(23)	(33)	(38)	(39)	(37)	(69)

Net equity transactions	(29,099)	(70,297)	(189,672)	270,733	(9,314,843)	9,653,472	(66,372)	(433,046)

Net change in contract owners’ equity	(62,222)	(222,195)	(280,132)	151,031	(10,047,092)	7,371,715	(415,931)	(767,685)
Contract owners’ equity beginning of period	191,195	413,390	449,375	298,344	10,617,019	3,245,304	1,473,865	2,241,550

Contract owners’ equity end of period	$128,973	191,195	169,243	449,375	569,927	10,617,019	1,057,934	1,473,865

CHANGES IN UNITS:
Beginning units	121,474	208,444	535,422	318,657	7,555,153	1,622,820	777,519	1,035,469
Units purchased	1,655,776	2,087,623	5,228,206	11,152,475	27,171,681	89,545,195	9,226,921	14,778,364
Units redeemed	(1,681,481)	(2,174,593)	(5,516,076)	(10,935,710)	(34,276,377)	(83,612,862)	(9,331,441)	(15,036,314)

Ending units	95,769	121,474	247,552	535,422	450,457	7,555,153	672,999	777,519

	RLCJ		RLF		RMED		RVARS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(15,764)	(13,708)	(49,933)	(40,031)	(66,740)	(86,187)	(91,518)	(105,527)
Realized gain (loss) on investments	437,174	186,320	687,916	(493,454)	794,962	(1,067,489)	(5,999)	127,394
Change in unrealized gain (loss) on investments	74,060	(10,282)	71,694	540,228	(764,115)	1,483,295	220,416	(177,522)
Reinvested capital gains	-	-	7,692	64,843	1,372,968	269,416	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	495,470	162,330	717,369	71,586	1,337,075	599,035	122,899	(155,655)

Equity transactions:
Purchase payments received from contract owners (note 3)	18,215	19,965	66,961	152,534	1,306,929	2,175,906	153,190	620,805
Transfers between funds	249,153	(536,522)	(832,864)	(2,366,114)	(12,812,007)	850,347	(444,035)	(889,741)
Redemptions (note 3)	(234,741)	(98,877)	(547,203)	(514,902)	(541,813)	(214,744)	(1,159,412)	(658,477)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(38)	(31)
Contingent deferred sales charges (note 2)	(251)	-	(980)	(690)	(280)	(616)	(7,394)	(1,410)
Adjustments to maintain reserves	(174)	(49)	(159)	(237)	9	(278)	(186)	(158)

Net equity transactions	32,202	(615,483)	(1,314,245)	(2,729,409)	(12,047,162)	2,810,615	(1,457,875)	(929,012)

Net change in contract owners’ equity	527,672	(453,153)	(596,876)	(2,657,823)	(10,710,087)	3,409,650	(1,334,976)	(1,084,667)
Contract owners’ equity beginning of period	781,163	1,234,316	4,185,284	6,843,107	14,284,951	10,875,301	7,227,702	8,312,369

Contract owners’ equity end of period	$1,308,835	781,163	3,588,408	4,185,284	3,574,864	14,284,951	5,892,726	7,227,702

CHANGES IN UNITS:
Beginning units	59,041	101,533	146,875	256,578	343,638	336,043	801,612	902,632
Units purchased	289,858	828,541	223,061	317,851	155,926	469,738	69,254	271,614
Units redeemed	(280,697)	(871,033)	(266,299)	(427,554)	(425,880)	(462,143)	(232,861)	(372,634)

Ending units	68,202	59,041	103,637	146,875	73,684	343,638	638,005	801,612

	RVF		ROF		RNF		RPMF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(282,701)	(141,682)	(296,732)	(246,330)	(163,244)	(156,169)	339,521	(208,571)
Realized gain (loss) on investments	5,529,112	(1,402,076)	2,571,875	(3,424,565)	3,122,983	1,595,324	(879,576)	5,900,551
Change in unrealized gain (loss) on investments	4,122,597	305,287	928,466	506,033	121,160	314,850	789,484	(429,653)
Reinvested capital gains	279,028	1,165,592	1,583,322	2,254,895	442,419	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,648,036	(72,879)	4,786,931	(909,967)	3,523,318	1,754,005	249,429	5,262,327

Equity transactions:
Purchase payments received from contract owners (note 3)	25,440	412,470	548,115	1,038,409	67,994	55,781	288,707	932,334
Transfers between funds	11,409,436	(12,188,291)	1,063,489	(6,983,184)	(5,277,670)	5,393,737	730,310	(2,261,104)
Redemptions (note 3)	(1,396,588)	(851,748)	(2,223,590)	(2,124,977)	(1,367,952)	(1,182,812)	(1,478,847)	(1,751,396)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,258)	(1,408)	(12,719)	(9,857)	(1,771)	(787)	(16,082)	(4,302)
Adjustments to maintain reserves	(317)	53	(81)	(215)	(61)	(148)	(847)	(866)

Net equity transactions	10,034,713	(12,628,924)	(624,786)	(8,079,824)	(6,579,460)	4,265,771	(476,759)	(3,085,334)

Net change in contract owners’ equity	19,682,749	(12,701,803)	4,162,145	(8,989,791)	(3,056,142)	6,019,776	(227,330)	2,176,993
Contract owners’ equity beginning of period	8,067,938	20,769,741	16,007,952	24,997,743	16,663,086	10,643,310	10,158,457	7,981,464

Contract owners’ equity end of period	$27,750,687	8,067,938	20,170,097	16,007,952	13,606,944	16,663,086	9,931,127	10,158,457

CHANGES IN UNITS:
Beginning units	216,334	611,925	540,704	900,604	796,712	566,895	940,721	1,368,428
Units purchased	1,130,035	2,199,241	1,643,196	3,245,006	3,332,441	4,614,775	3,521,729	6,705,101
Units redeemed	(912,988)	(2,594,832)	(1,653,246)	(3,604,906)	(3,640,102)	(4,384,958)	(3,606,711)	(7,132,808)

Ending units	433,381	216,334	530,654	540,704	489,051	796,712	855,739	940,721

	RREF		RRF		RMEK		RTF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$59,228	(28,347)	(30,112)	(33,751)	(63,077)	(86,649)	(308,686)	(181,390)
Realized gain (loss) on investments	107,121	595,258	72,394	(330,623)	19,320	682,412	5,234,872	1,346,625
Change in unrealized gain (loss) on investments	75,760	(128,761)	161,299	161,695	74,741	173,767	1,939,688	762,794
Reinvested capital gains	-	-	-	147,720	102,786	-	896,119	1,614,512

Net increase (decrease) in contract owners’ equity resulting from operations	242,109	438,150	203,581	(54,959)	133,770	769,530	7,761,993	3,542,541

Equity transactions:
Purchase payments received from contract owners (note 3)	163,573	214,442	8,976	41,358	79,041	135,982	1,366,315	2,464,664
Transfers between funds	(91,110)	(1,592,576)	404,371	(535,472)	371,637	1,548,911	(582,204)	3,083,807
Redemptions (note 3)	(696,941)	(925,661)	(253,377)	(386,560)	(608,737)	(1,105,757)	(650,522)	(264,725)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,058)	(2,047)	(114)	(347)	(1,966)	(3,617)	(792)	(1,378)
Adjustments to maintain reserves	(177)	(88)	(173)	(38)	(1,737)	(1,316)	(73)	(115)

Net equity transactions	(626,713)	(2,305,930)	159,683	(881,059)	(161,762)	574,203	132,724	5,282,253

Net change in contract owners’ equity	(384,604)	(1,867,780)	363,264	(936,018)	(27,992)	1,343,733	7,894,717	8,824,794
Contract owners’ equity beginning of period	5,250,115	7,117,895	2,148,144	3,084,162	4,105,214	2,761,481	15,450,323	6,625,529

Contract owners’ equity end of period	$4,865,511	5,250,115	2,511,408	2,148,144	4,077,222	4,105,214	23,345,040	15,450,323

CHANGES IN UNITS:
Beginning units	223,411	338,751	87,325	124,823	138,655	119,456	709,399	369,480
Units purchased	481,773	1,400,893	299,666	221,999	926,198	6,005,283	2,135,015	3,798,296
Units redeemed	(507,491)	(1,516,233)	(295,222)	(259,497)	(949,581)	(5,986,084)	(2,091,065)	(3,458,377)

Ending units	197,693	223,411	91,769	87,325	115,272	138,655	753,349	709,399

	RVLCG		RVLCV		RVMCG		RVMCV
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(422,724)	(373,383)	(213,025)	(92,970)	(173,977)	(197,966)	(180,257)	(160,773)
Realized gain (loss) on investments	3,040,333	(3,443,298)	2,065,999	(253,143)	1,439,945	(2,510,862)	1,302,683	411,546
Change in unrealized gain (loss) on investments	1,825,177	1,028,437	363,863	3,021,796	593,939	2,054,316	(1,993,140)	2,838,669
Reinvested capital gains	1,248,165	1,157,791	1,362,040	685,466	-	-	1,794,496	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,690,951	(1,630,453)	3,578,877	3,361,149	1,859,907	(654,512)	923,782	3,089,442

Equity transactions:
Purchase payments received from contract owners (note 3)	958,416	1,451,731	1,041,765	1,403,937	124,076	360,150	279,004	406,028
Transfers between funds	2,646,574	(16,686,866)	(1,050,452)	7,384,772	(1,069,406)	(7,787,613)	(9,306,304)	9,193,829
Redemptions (note 3)	(3,591,894)	(3,974,196)	(5,402,529)	(2,371,981)	(2,374,787)	(1,350,500)	(1,617,822)	(1,357,537)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(22,847)	(28,216)	(9,703)	(8,371)	(12,764)	(5,362)	(13,905)	(5,350)
Adjustments to maintain reserves	(232)	(205)	(98)	(262)	(237)	(236)	(212)	(194)

Net equity transactions	(9,983)	(19,237,752)	(5,421,017)	6,408,095	(3,333,118)	(8,783,561)	(10,659,239)	8,236,776

Net change in contract owners’ equity	5,680,968	(20,868,205)	(1,842,140)	9,769,244	(1,473,211)	(9,438,073)	(9,735,457)	11,326,218
Contract owners’ equity beginning of period	29,264,332	50,132,537	30,875,245	21,106,001	11,946,334	21,384,407	19,318,534	7,992,316

Contract owners’ equity end of period	$34,945,300	29,264,332	29,033,105	30,875,245	10,473,123	11,946,334	9,583,077	19,318,534

CHANGES IN UNITS:
Beginning units	1,468,718	2,553,715	1,523,979	1,217,367	509,527	930,696	911,057	479,147
Units purchased	3,061,455	2,802,361	963,355	2,783,901	949,678	2,112,757	338,579	2,182,358
Units redeemed	(3,095,150)	(3,887,358)	(1,232,940)	(2,477,289)	(1,078,412)	(2,533,926)	(844,823)	(1,750,448)

Ending units	1,435,023	1,468,718	1,254,394	1,523,979	380,793	509,527	404,813	911,057

	RVSCG		RVSCV		RVSDL		RTEC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(164,369)	(146,135)	(146,076)	(148,084)	(17,859)	(22,665)	(175,003)	(120,937)
Realized gain (loss) on investments	1,282,680	(1,723,488)	216,185	(276,217)	(131,029)	(132,516)	2,375,640	(137,039)
Change in unrealized gain (loss) on investments	(485,551)	2,641,442	(1,281,336)	2,680,742	(140,596)	139,304	351,727	317,094
Reinvested capital gains	471,344	-	225,250	-	17,657	82,931	331,242	387,866

Net increase (decrease) in contract owners’ equity resulting from operations	1,104,104	771,819	(985,977)	2,256,441	(271,827)	67,054	2,883,606	446,984

Equity transactions:
Purchase payments received from contract owners (note 3)	358,937	563,723	304,967	757,032	67,538	126,679	482,859	223,888
Transfers between funds	2,331,428	(3,497,083)	(3,937,771)	8,020,387	(876,476)	1,100,594	30,413	384,717
Redemptions (note 3)	(1,438,841)	(1,006,475)	(1,429,167)	(2,628,665)	(176,600)	(294,716)	(1,162,801)	(651,602)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(18,035)	(4,214)	(15,350)	(3,663)	(2,847)	(3,447)	(12,019)	(2,347)
Adjustments to maintain reserves	(220)	(166)	(173)	(172)	(58)	(70)	(266)	(161)

Net equity transactions	1,233,269	(3,944,215)	(5,077,494)	6,144,919	(988,443)	929,040	(661,814)	(45,505)

Net change in contract owners’ equity	2,337,373	(3,172,396)	(6,063,471)	8,401,360	(1,260,270)	996,094	2,221,792	401,479
Contract owners’ equity beginning of period	10,572,159	13,744,555	16,213,550	7,812,190	2,290,986	1,294,892	8,985,933	8,584,454

Contract owners’ equity end of period	$12,909,532	10,572,159	10,150,079	16,213,550	1,030,716	2,290,986	11,207,725	8,985,933

CHANGES IN UNITS:
Beginning units	465,553	705,352	836,193	528,126	294,555	179,801	440,399	457,774
Units purchased	985,625	1,114,206	917,802	2,231,435	427,060	1,185,028	835,789	613,268
Units redeemed	(954,825)	(1,354,005)	(1,225,020)	(1,923,368)	(554,075)	(1,070,274)	(856,682)	(630,643)

Ending units	496,353	465,553	528,975	836,193	167,540	294,555	419,506	440,399

	RTEL		RTRF		RUTL		RVWDL
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(3,122)	(12,511)	(66,032)	(58,785)	6,070	(41,865)	(7,165)	(7,379)
Realized gain (loss) on investments	(17,374)	76,094	914,195	(1,750,436)	459,700	777,646	(39,164)	(59,642)
Change in unrealized gain (loss) on investments	34,431	81,443	97,412	819,590	(198,676)	162,710	16,664	2,825
Reinvested capital gains	13,009	-	-	1,498,624	79,457	82,407	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,944	145,026	945,575	508,993	346,551	980,898	(29,665)	(64,196)

Equity transactions:
Purchase payments received from contract owners (note 3)	34,544	11,083	248,393	72,014	73,266	764,774	6,574	189
Transfers between funds	(272,779)	(129,338)	(541,617)	1,645,568	(850,401)	(2,878,904)	28,489	(251,025)
Redemptions (note 3)	(200,088)	(76,506)	(631,590)	(488,280)	(650,562)	(1,572,042)	(17,508)	(6,400)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8)	(287)	(3,802)	(1,231)	(1,274)	(7,693)	(1)	(6)
Adjustments to maintain reserves	(76)	(88)	(163)	(162)	(101)	(166)	(40)	(53)

Net equity transactions	(438,407)	(195,136)	(928,779)	1,227,909	(1,429,072)	(3,694,031)	17,514	(257,295)

Net change in contract owners’ equity	(411,463)	(50,110)	16,796	1,736,902	(1,082,521)	(2,713,133)	(12,151)	(321,491)
Contract owners’ equity beginning of period	993,798	1,043,908	6,040,756	4,303,854	4,823,502	7,536,635	348,742	670,233

Contract owners’ equity end of period	$582,335	993,798	6,057,552	6,040,756	3,740,981	4,823,502	336,591	348,742

CHANGES IN UNITS:
Beginning units	102,863	127,757	224,030	174,576	280,829	512,587	61,576	110,043
Units purchased	646,686	790,072	583,779	262,185	675,609	1,831,418	631,834	553,395
Units redeemed	(691,187)	(814,966)	(624,535)	(212,731)	(756,845)	(2,063,176)	(642,967)	(601,862)

Ending units	58,362	102,863	183,274	224,030	199,593	280,829	50,443	61,576

	GVFRB		RHYS		TRHS2		VVGGS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$214,127	519,618	42,004	134,915	(66,913)	(27,839)	(3,413)	-
Realized gain (loss) on investments	154,573	(80,232)	49,596	(45,258)	682	(52,699)	(18,559)	-
Change in unrealized gain (loss) on investments	(111,066)	338,728	(981)	22,930	946,587	(180,088)	(4,110)	-
Reinvested capital gains	-	38,060	-	-	307,154	26,957	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	257,634	816,174	90,619	112,587	1,187,510	(233,669)	(26,082)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	282,348	306,397	8,832	105,352	3,032,942	2,096,861	239,999	-
Transfers between funds	(7,868,351)	9,237,640	(193,383)	1,037,176	(272,773)	292,175	281,914	-
Redemptions (note 3)	(1,487,237)	(1,422,382)	(167,984)	(154,577)	(68,308)	(51,293)	(12,406)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(466)	(287)	(3)	-
Contingent deferred sales charges (note 2)	(3,532)	(7,244)	(74)	(1,925)	(539)	(128)	(180)	-
Adjustments to maintain reserves	(201)	(165)	21	(540)	(96)	(38)	(3)	-

Net equity transactions	(9,076,973)	8,114,246	(352,588)	985,486	2,690,760	2,337,290	509,321	-

Net change in contract owners’ equity	(8,819,339)	8,930,420	(261,969)	1,098,073	3,878,270	2,103,621	483,239	-
Contract owners’ equity beginning of period	20,484,574	11,554,154	1,929,928	831,855	3,649,358	1,545,737	-	-

Contract owners’ equity end of period	$11,665,235	20,484,574	1,667,959	1,929,928	7,527,628	3,649,358	483,239	-

CHANGES IN UNITS:
Beginning units	1,886,568	1,142,012	180,571	85,475	451,417	168,760	-	-
Units purchased	1,053,088	2,100,513	109,663	1,506,556	390,590	363,161	132,086	-
Units redeemed	(1,882,414)	(1,355,957)	(141,612)	(1,411,460)	(101,914)	(80,504)	(86,982)	-

Ending units	1,057,242	1,886,568	148,622	180,571	740,093	451,417	45,104	-

	VWHAS		VWHA		WRASP		WRENG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(42,617)	(16,546)	(66,501)	(54,586)	13,135	(168,357)	(3,528)	(4,660)
Realized gain (loss) on investments	114,280	21,856	221,571	(1,154,047)	(1,759,538)	(3,036,098)	41,045	18,988
Change in unrealized gain (loss) on investments	(15,293)	579,194	(399,240)	2,683,966	4,235,827	2,378,920	(180,531)	154,825
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	56,370	584,504	(244,170)	1,475,333	2,489,424	(825,535)	(143,014)	169,153

Equity transactions:
Purchase payments received from contract owners (note 3)	2,443,151	1,760,340	225,555	1,119,129	658,061	1,131,933	535,449	389,235
Transfers between funds	(57,803)	25,988	(722,170)	388,904	(1,262,363)	(3,526,978)	(179,022)	278,763
Redemptions (note 3)	(93,199)	(59,284)	(577,240)	(661,209)	(1,951,788)	(1,507,943)	(12,460)	(11,079)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(189)	(57)	-	-	(72)	(16)	(63)	(14)
Contingent deferred sales charges (note 2)	(1,681)	(1,139)	(3,425)	(5,101)	(8,620)	(5,434)	-	(12)
Adjustments to maintain reserves	(56)	(73)	(147)	(189)	(291)	(195)	(44)	(22)

Net equity transactions	2,290,223	1,725,775	(1,077,427)	841,534	(2,565,073)	(3,908,633)	343,860	656,871

Net change in contract owners’ equity	2,346,593	2,310,279	(1,321,597)	2,316,867	(75,649)	(4,734,168)	200,846	826,024
Contract owners’ equity beginning of period	3,036,037	725,758	5,499,904	3,183,037	16,318,949	21,053,117	897,079	71,055

Contract owners’ equity end of period	$5,382,630	3,036,037	4,178,307	5,499,904	16,243,300	16,318,949	1,097,925	897,079

CHANGES IN UNITS:
Beginning units	309,007	104,748	877,139	717,439	1,460,461	1,806,564	85,714	9,027
Units purchased	446,849	293,013	388,806	697,584	230,833	215,387	84,727	87,662
Units redeemed	(190,246)	(88,754)	(577,313)	(537,884)	(445,274)	(561,490)	(48,876)	(10,975)

Ending units	565,610	309,007	688,632	877,139	1,246,020	1,460,461	121,565	85,714

	NOVMH2		NLFOSP		NVFIP		NVFMGP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$353,465	(97,080)	(10,532)	11,873	(2,077)	25,576	(18,745)	64,464
Realized gain (loss) on investments	(1,672,804)	(370,363)	29,907	(3,203)	3,790	(20,606)	91,305	(15,903)
Change in unrealized gain (loss) on investments	1,561,859	(175,441)	(44,326)	95,136	12,550	61,866	(17,502)	177,319
Reinvested capital gains	-	-	133,805	-	-	-	102,245	72,156

Net increase (decrease) in contract owners’ equity resulting from operations	242,520	(642,884)	108,854	103,806	14,263	66,836	157,303	298,036

Equity transactions:
Purchase payments received from contract owners (note 3)	79,096	348,166	117,028	405,030	50,168	233,401	73,540	476,930
Transfers between funds	(3,242,044)	(11,538)	(3,125,884)	(38,409)	(1,365,116)	(12,379)	(5,180,377)	1,734,912
Redemptions (note 3)	(2,497,350)	(475,553)	(111,487)	(29,975)	(1,448)	(6,299)	(111,665)	(33,115)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(5)	-	-	(53)
Contingent deferred sales charges (note 2)	(1,348)	(5,272)	-	-	-	(36)	-	(424)
Adjustments to maintain reserves	(49)	(95)	(19)	(26)	(15)	(32)	(10)	(14)

Net equity transactions	(5,661,695)	(144,292)	(3,120,362)	336,620	(1,316,416)	214,655	(5,218,512)	2,178,236

Net change in contract owners’ equity	(5,419,175)	(787,176)	(3,011,508)	440,426	(1,302,153)	281,491	(5,061,209)	2,476,272
Contract owners’ equity beginning of period	5,419,175	6,206,351	3,011,508	2,571,082	1,302,153	1,020,662	5,061,209	2,584,937

Contract owners’ equity end of period	$-	5,419,175	-	3,011,508	-	1,302,153	-	5,061,209

CHANGES IN UNITS:
Beginning units	627,989	650,267	298,392	264,531	132,510	110,518	481,577	265,618
Units purchased	14,515	187,615	13,368	42,254	8,891	46,147	7,921	224,747
Units redeemed	(642,504)	(209,893)	(311,760)	(8,393)	(141,401)	(24,155)	(489,498)	(8,788)

Ending units	-	627,989	-	298,392	-	132,510	-	481,577

	PIVEM2		RVAMR		RVBER		RVCLR
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(7,226)	(5,534)	(4,004)	4,464	(3,370)	(66,137)	27,758	(133,307)
Realized gain (loss) on investments	150,463	(188,589)	152,381	(1,408,440)	133,146	(651,088)	(5,284)	(1,421,684)
Change in unrealized gain (loss) on investments	(3,519)	215,894	(65,971)	1,848,629	(79,174)	1,108,989	(20,858)	1,838,912
Reinvested capital gains	-	-	-	204,358	-	-	41,243	847,030

Net increase (decrease) in contract owners’ equity resulting from operations	139,718	21,771	82,406	649,011	50,602	391,764	42,859	1,130,951

Equity transactions:
Purchase payments received from contract owners (note 3)	661	608	446	168,536	100	44,100	100	285,360
Transfers between funds	(526,158)	(33,168)	(1,925,668)	(11,713,281)	(1,358,779)	(6,996,200)	(2,439,082)	(17,091,076)
Redemptions (note 3)	(35,880)	(43,167)	(126,345)	(1,593,844)	(127,999)	(1,177,459)	(16,596)	(2,669,372)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(183)	-	(33)	(7,995)	-	(6,896)	-	(14,205)
Adjustments to maintain reserves	(47)	(28)	(360)	(37)	(32)	(63)	4	(80)

Net equity transactions	(561,607)	(75,755)	(2,051,960)	(13,146,621)	(1,486,710)	(8,136,518)	(2,455,574)	(19,489,373)

Net change in contract owners’ equity	(421,889)	(53,984)	(1,969,554)	(12,497,610)	(1,436,108)	(7,744,754)	(2,412,715)	(18,358,422)
Contract owners’ equity beginning of period	421,889	475,873	1,969,554	14,467,164	1,436,108	9,180,862	2,412,715	20,771,137

Contract owners’ equity end of period	$-	421,889	-	1,969,554	-	1,436,108	-	2,412,715

CHANGES IN UNITS:
Beginning units	62,739	74,082	160,546	1,257,580	126,569	853,997	214,319	1,986,155
Units purchased	61,672	76,277	2,895	176,311	17,533	196,822	2,044	849,607
Units redeemed	(124,411)	(87,620)	(163,441)	(1,273,345)	(144,102)	(924,250)	(216,363)	(2,621,443)

Ending units	-	62,739	-	160,546	-	126,569	-	214,319

	GSBLMO		CAF2
	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	32,695	-	(6,009)
Realized gain (loss) on investments	-	(61,725)	-	(606,536)
Change in unrealized gain (loss) on investments	-	57,474	-	301,214
Reinvested capital gains	-	-	-	227,095

Net increase (decrease) in contract owners’ equity resulting from operations	-	28,444	-	(84,236)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	363,452	-	25,387
Transfers between funds	-	(2,125,277)	-	(3,160,135)
Redemptions (note 3)	-	(165,706)	-	(11,659)
Annuity benefits	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(33)	-	(1)
Adjustments to maintain reserves	-	(42)	-	(26)

Net equity transactions	-	(1,927,606)	-	(3,146,434)

Net change in contract owners’ equity	-	(1,899,162)	-	(3,230,670)
Contract owners’ equity beginning of period	-	1,899,162	-	3,230,670

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	185,315	-	244,341
Units purchased	-	133,513	-	5,463
Units redeemed	-	(318,828)	-	(249,804)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-4 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

AB FUNDS

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

ALPS FUNDS

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)

AMERICAN CENTURY INVESTORS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

Global Small Capitalization Fund - Class 4 (AMVGS4)

Insurance Series(R) - International Fund: Class 4 (AMVI4)

Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)

BlackRock Total Return V.I. Fund - Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

Variable Portfolio - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

DELEWARE FUNDS BY MACQUIRE

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Mid Cap Stock Portfolio - Service Shares (DVMCSS)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

Contrafund(R)Portfolio - Service Class 2 (FC2)

VIP Asset Manager Portfolio - Service Class 2 (FAM2)

VIP Balanced Portfolio - Service Class 2 (FB2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Growth & Income Portfolio - Service Class 2 (FGI2)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Service Class 2 (FHI2)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

VIP Real Estate Portfolio: Service Class 2 (FRESS2)

VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

INVESCO INVESTMENTS

VI Balanced-Risk Allocation Fund - Series II Shares (IVBRA2)

VI International Growth Fund - Series II Shares (AVIE2)

V.I. Equally-Weighted S&P 500 Fund - Series II Shares (IVEW52)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)

Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Global Technology Portfolio: Service Shares (JAGTS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LEGG MASON

Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)

ClearBridge Variable Aggressive Growth Portfolio - Class II (LPVCA2)

ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

MAINSTAY FUNDS

MainStay VP Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Mid Cap Value Portfolio - Service Class (MV3MVS)

VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)

MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)

Utilities Series - Service Class (MVUSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MERGER FUNDS

The Merger Fund VL (MGRFV)

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)

Emerging Markets Debt Portfolio - Class II (MSEMB)

The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II (MSVGT2)

Global Real Estate Portfolio - Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class II (NVRE2)

NVIT Money Market Fund - Class II (NVMM2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)

NVIT Small Cap Index Fund - Class II (NVSIX2)

NVIT S&P 500 Index Fund - Class I (GVEX1)

NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)

NORTHERN LIGHTS

7Twelve Balanced Portfolio (NO7TB)

Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)

OPPENHEIMER FUNDS

International Growth Fund/VA - Service Shares (OVIGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

PIMCO FUNDS

PIMCO Income Portfolio: Advisor Class (PMVIV)

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

Variable Insurance Trust - Unconstrained Bond Portfolio - Advisor Class (PMUBA)

Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)

Foreign Bond Portfolio (U.S. Dollar-Hedged) - Advisor Class (PMVFHV)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

VIT - Goldman Sachs High Quality Floating Rate Fund - Advisor Shares (GVHQFA)

VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

PRO FUNDS

VP UltraShort NASDAQ-100 (PROUSN)

VP Access High Yield Fund (PROAHY)

VP Asia 30 (PROA30)

VP Banks (PROBNK)

VP Basic Materials (PROBM)

VP Bear (PROBR)

VP Biotechnology (PROBIO)

VP Bull (PROBL)

VP Consumer Goods (PROCG)

VP Consumer Services (PROCS)

VP Emerging Markets (PROEM)

VP Europe 30 (PROE30)

VP Financials (PROFIN)

VP Health Care (PROHC)

VP Industrials (PROIND)

VP International (PROINT)

VP Internet (PRONET)

VP Japan (PROJP)

VP NASDAQ-100 (PRON)

VP Oil & Gas (PROOG)

VP Pharmaceuticals (PROPHR)

VP Precious Metals (PROPM)

VP Real Estate (PRORE)

VP Rising Rates Opportunity (PRORRO)

VP Semiconductor (PROSCN)

VP Short Emerging Markets (PROSEM)

VP Short International (PROSIN)

VP Short NASDAQ-100 (PROSN)

VP Technology (PROTEC)

VP Telecommunications (PROTEL)

VP U.S. Government Plus (PROGVP)

VP UltraNASDAQ-100 (PROUN)

VP Utilities (PROUTL)

PUTNAM INVESTMENTS

VT Equity Income Fund: Class IB (PVEIB)

GUGGENHEIM INVESTMENTS

Global Managed Futures Strategy (RVMFU)

Variable Fund - Long Short Equity Fund (RSRF)

Variable Trust - Banking Fund (RBKF)

Variable Trust - Basic Materials Fund (RBMF)

Variable Trust - Biotechnology Fund (RBF)

Variable Trust - Commodities Strategy Fund (RVCMD)

Variable Trust - Consumer Products Fund (RCPF)

Variable Trust - Dow 2x Strategy Fund (RVLDD)

Variable Trust - Electronics Fund (RELF)

Variable Trust - Energy Fund (RENF)

Variable Trust - Energy Services Fund (RESF)

Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Variable Trust - Financial Services Fund (RFSF)

Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Variable Trust - Health Care Fund (RHCF)

Variable Trust - Internet Fund (RINF)

Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Variable Trust - Japan 2x Strategy Fund (RLCJ)

Variable Trust - Leisure Fund (RLF)

Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Variable Trust - NASDAQ-100(R) Fund (ROF)

Variable Trust - Nova Fund (RNF)

Variable Trust - Precious Metals Fund (RPMF)

Variable Trust - Real Estate Fund (RREF)

Variable Trust - Retailing Fund (RRF)

Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Variable Trust - S&P 500 2x Strategy Fund (RTF)

Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Variable Trust - Technology Fund (RTEC)

Variable Trust - Telecommunications Fund (RTEL)

Variable Trust - Transportation Fund (RTRF)

Variable Trust - Utilities Fund (RUTL)

Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Global Gold Fund: Service Class (VVGGS)

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Energy (WRENG)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.20% to 3.10%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.45% - 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $50 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Four Year CDSC Option	0.35%
No CDSC Option	0.20% - 0.40%
Highest Anniversary Death Benefit Option	0.20% - 0.30%
Highest Anniversary or 5% Enhanced Death Benefit Option	0.25%
Return of Premium Enhanced Death Benefit Option	0.20%
3% Extra Value Credit Option	0.40% - 0.45%
4% Extra Value Credit Option	0.55%
iFLEX Option	0.60%

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2017.

	Total	ALVBWB	AAEIP3	ARLPE3	ACVIG	ACVIP2	ACVU1	ACVV

0.45%	$260,299	$-	$56	$92	$457	$906	$-	$1,604
0.65%	46,572	167	154	232	262	468	-	436
0.70%	2,147	-	-	-	-	-	-	-
0.80%	143	-	-	-	-	-	-	-
0.85%	339,538	-	-	-	308	5,115	-	321
0.90%	571	-	-	-	-	-	-	-
0.95%	9,485	-	-	-	-	-	-	192
1.00%	1,433,990	-	2,492	1,377	-	6,561	-	246
1.05%	156,286	-	-	372	-	-	-	-
1.10%	2,868	-	-	-	-	-	-	-
1.15%	1,431,139	1,418	2,592	-	7,664	6,417	9,638	16,941
1.20%	761,188	-	2,034	464	-	5,605	-	-
1.25%	3,363,060	3,354	6,411	3,641	22,354	24,074	-	42,194
1.30%	1,102,680	-	594	1,402	-	4,466	-	-
1.35%	3,007,007	3,818	4,857	2,108	16,240	6,053	3,211	42,740
1.40%	593,810	249	159	36	5,614	2,584	642	11,357
1.45%	791,082	-	1,431	1,221	4,197	6,950	-	9,548
1.50%	55,269	-	-	-	-	-	-	-
1.55%	2,791,176	156	9,744	2,335	20,158	25,568	95	49,313
1.60%	2,534,907	2,099	6,003	3,356	11,758	25,439	208	32,260
1.65%	3,426,873	358	1,857	1,327	21,998	17,383	-	12,537
1.80%	1,563,488	451	3,165	604	5,633	10,116	-	10,344
1.85%	433,373	-	2,483	1,458	3,028	6,834	-	7,005
1.90%	1,633,888	539	2,111	1,557	18,289	9,257	-	25,010
1.95%	491,933	926	834	465	3,826	7,300	-	4,168
2.00%	177,433	-	10	-	577	305	-	666
2.05%	18,252	-	-	-	-	-	-	3,513
2.10%	530,474	-	1,458	136	2,522	3,178	-	12,960
2.15%	349,311	61	614	278	3,689	6,352	-	6,484
2.20%	88,782	-	50	-	2,974	764	-	940
2.25%	5,329	-	-	-	-	-	-	1,163
2.30%	53,284	-	-	-	231	-	-	-
2.35%	72,878	-	83	-	276	601	-	7,600
2.40%	7,120	-	-	-	-	-	-	234
2.45%	70,569	-	-	162	100	1,205	-	2,522
2.50%	87,124	-	-	-	748	189	-	3,392

Totals	$27,693,328	$13,596	$49,192	$22,623	$152,903	$183,690	$13,794	$305,690

	AMVGS4	AMVI4	AMVBC4	AMVNW4	AMVCB4	BRVHY3	BRVTR3	BRVED3

0.45%	$523	$-	$-	$-	$416	$-	$74	$109
0.65%	200	-	-	-	178	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	248	452	14,076	1,170	2,168	162	-	6,097
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	3,263	9,124	27,295	9,781	12,905	12,373	1,405	6,329
1.05%	-	-	1,566	-	4,127	31,352	-	1,584
1.10%	-	-	-	-	-	-	-	-
1.15%	1,328	2,855	814	2,400	1,050	639	445	3,266
1.20%	3,933	6,889	17,824	6,104	6,510	5,335	1,416	6,136
1.25%	8,295	-	-	-	9,322	-	3,170	5,719
1.30%	5,930	7,050	24,413	6,741	12,943	12,288	153	3,422
1.35%	3,891	1,791	12,733	1,835	15,570	5,819	1,216	6,395
1.40%	405	-	-	-	2,652	-	-	468
1.45%	5,889	-	-	-	14,176	-	5,827	2,211
1.50%	-	-	-	-	-	-	-	-
1.55%	4,226	475	1,080	-	13,424	587	352	2,696
1.60%	4,963	-	-	-	3,109	-	190	6,108
1.65%	3,041	308	1,737	174	20,949	1,482	397	962
1.80%	1,318	-	-	-	5,585	-	1,416	3,513
1.85%	626	-	-	-	2,691	-	61	135
1.90%	2,650	-	-	-	2,227	-	-	4,436
1.95%	2,569	-	-	-	1,710	-	-	985
2.00%	558	-	-	-	44	-	-	311
2.05%	-	-	-	-	-	-	-	-
2.10%	2,136	-	-	-	1,546	-	339	4,194
2.15%	1,611	-	-	-	941	-	-	727
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	1,061
2.35%	245	-	-	-	-	-	-	916
2.40%	-	-	-	-	31	-	-	-
2.45%	27	-	-	-	-	-	-	1,126
2.50%	779	-	-	-	717	-	-	-

Totals	$58,654	$28,944	$101,538	$28,205	$134,991	$70,037	$16,461	$68,906

	MLVGA3	BRVDA3	CLVHY2	CLVQF2	CSCRS	DWVSVS	DVMCSS	ETVFR

0.45%	$2,706	$817	$-	$43	$270	$-	$534	$1,362
0.65%	478	322	-	121	141	-	154	13
0.70%	-	-	-	-	-	-	-	-
0.80%	73	-	-	-	-	-	-	-
0.85%	5,415	-	239	314	-	695	11,630	4,411
0.90%	-	-	-	-	-	-	-	-
0.95%	124	-	-	-	-	-	-	-
1.00%	12,144	-	581	862	260	6,217	6,489	10,934
1.05%	1,057	-	-	-	-	46	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	19,140	-	71	286	553	296	1,178	5,121
1.20%	11,728	-	393	191	-	3,900	2,499	4,963
1.25%	57,143	2,246	8	7	2,313	-	5,425	15,304
1.30%	6,467	-	173	415	-	8,747	7,932	13,793
1.35%	46,383	1,905	168	921	263	3,734	8,783	16,593
1.40%	17,246	-	-	54	40	-	1,450	708
1.45%	10,283	557	-	-	504	-	1,040	3,623
1.50%	-	-	-	-	-	-	-	-
1.55%	54,771	756	105	64	702	215	10,712	13,861
1.60%	26,653	262	-	-	652	-	4,088	8,603
1.65%	62,937	847	44	15	259	118	4,274	13,715
1.80%	22,251	418	-	-	504	-	9,873	9,415
1.85%	9,843	463	31	174	65	-	587	1,252
1.90%	29,144	7	83	-	507	-	2,683	4,100
1.95%	12,091	631	110	-	114	-	746	791
2.00%	9,650	-	-	-	-	-	552	1,678
2.05%	-	-	-	-	-	-	-	-
2.10%	4,265	111	-	-	266	-	135	2,290
2.15%	1,236	-	-	-	-	-	3,319	472
2.20%	2,683	-	-	-	-	-	-	86
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	356	-	-	-	-	-	148	-
2.40%	-	-	-	-	-	-	-	-
2.45%	902	-	-	-	-	-	97	761
2.50%	-	-	-	-	-	-	3,646	56

Totals	$427,169	$9,342	$2,006	$3,467	$7,413	$23,968	$87,974	$133,905

	FQB	FC2	FAM2	FB2	FEI2	FGI2	FG2	FHI2

0.45%	$-	$-	$140	$868	$2,536	$87	$9,451	$18,553
0.65%	-	-	429	90	96	128	746	774
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	2,318	1,623	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	106	-	-	-	-	258	-
1.00%	-	-	-	30,651	-	8,696	21,185	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	19,342	464	1,388	18,169	6,573	22,164	2,650
1.20%	-	-	-	6,743	-	4,796	12,801	499
1.25%	-	-	904	3,678	17,629	2,917	62,265	8,200
1.30%	69	-	-	14,258	-	7,549	18,450	-
1.35%	-	38,627	900	10,866	31,437	8,270	42,636	10,124
1.40%	-	17,014	39	-	5,297	404	7,615	211
1.45%	-	-	446	954	2,806	1,896	19,150	12,051
1.50%	-	-	-	-	-	-	-	-
1.55%	-	7,770	220	5,497	17,938	8,670	52,393	2,834
1.60%	-	3,696	549	458	18,727	1,003	57,441	5,991
1.65%	-	-	354	5,686	17,413	13,427	46,387	6,469
1.80%	-	-	1,484	1,969	32,602	6,119	88,752	936
1.85%	-	-	-	1,343	1,966	1,329	7,169	646
1.90%	-	-	883	2,746	5,863	2,155	38,804	8,775
1.95%	-	-	315	127	4,287	377	12,256	4,338
2.00%	-	-	121	-	439	404	5,635	495
2.05%	-	-	-	-	-	-	191	-
2.10%	-	-	-	1,806	343	2,715	15,104	936
2.15%	-	-	-	-	7,515	599	8,205	82
2.20%	-	-	-	771	4,089	-	6,079	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	1,112	-
2.35%	-	-	-	-	433	51	4,340	-
2.40%	-	-	-	-	47	-	272	-
2.45%	-	-	-	-	2,697	-	4,274	576
2.50%	-	-	-	-	2,131	-	2,843	1,205

Totals	$69	$86,555	$7,248	$89,899	$194,460	$80,483	$569,601	$86,345

	FIGBP2	FRESS2	FVSIS2	FTVIS2	FTVMD2	FTVGI2	FTVFA2	IVBRA2

0.45%	$1,147	$-	$810	$1,347	$533	$1,394	$293	$325
0.65%	-	-	316	379	-	139	288	1,028
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	1,529	1,095	1,253	1,310	2,400	6,928	1,240	1,234
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	232	-
1.00%	4,662	9,483	11,648	12,775	2,585	27,288	3,914	2,496
1.05%	-	1,069	-	2,493	303	3,173	-	1,570
1.10%	-	-	-	-	-	-	-	-
1.15%	2,107	345	5,705	2,391	2,534	2,622	12,261	1,297
1.20%	1,622	2,947	3,638	4,841	4,542	15,450	873	875
1.25%	2,005	148	21,238	25,693	16,943	5,793	6,606	8,920
1.30%	4,395	8,851	13,270	7,915	5,631	19,032	2,511	3,378
1.35%	5,149	2,901	9,961	21,159	7,340	20,204	6,115	7,902
1.40%	103	-	1,405	2,681	567	586	7,856	892
1.45%	3,679	-	7,498	18,911	5,980	2,118	618	8,203
1.50%	-	-	-	-	-	-	-	-
1.55%	4,667	755	11,997	17,980	28,455	6,716	2,353	2,676
1.60%	1,339	-	10,177	29,723	7,932	3,891	1,628	5,954
1.65%	1,286	179	27,299	39,466	6,556	15,105	1,960	3,521
1.80%	1,966	-	12,128	16,098	2,947	2,341	1,561	6,361
1.85%	650	102	8,338	6,480	2,612	3,682	13	2,812
1.90%	2,045	-	7,642	4,173	13,308	6,031	511	1,370
1.95%	-	-	4,416	9,591	2,679	2,978	1,374	2,201
2.00%	230	-	846	2,234	1,264	85	-	197
2.05%	-	-	-	3,123	-	-	-	-
2.10%	2,034	-	4,594	18,811	1,852	2,749	-	411
2.15%	-	-	207	11,062	2,407	1,007	15	79
2.20%	-	-	638	2,358	-	110	248	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	616	5,706	50	70	-	-
2.40%	-	-	-	1,037	17	-	-	1,083
2.45%	-	-	-	413	-	57	-	244
2.50%	-	-	-	730	-	-	-	735

Totals	$40,615	$27,875	$165,640	$270,880	$119,437	$149,549	$52,470	$65,764

	AVIE2	IVEW52	JPIGA2	JPIIB2	JABS	JAMGS	JAFBS	JAGTS

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	1,403	3,677	1,517	-	2,758	1,036	633	2,848
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	1,827	17,530	835	862	11,691	15,791	10,110	6,157
1.05%	-	1,385	-	-	-	-	-	118
1.10%	-	-	-	-	-	-	-	-
1.15%	719	2,690	-	-	-	1,874	1,405	220
1.20%	221	9,970	5,374	167	3,525	7,769	12,010	7,898
1.25%	-	-	-	-	-	-	-	-
1.30%	750	18,464	-	806	12,377	10,341	10,269	13,049
1.35%	56	8,531	1,736	3,553	4,906	2,949	4,201	1,971
1.40%	-	-	-	-	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	14	683	132	-	2,991	215	191	150
1.60%	-	-	-	-	-	-	-	-
1.65%	-	1,685	590	-	1,755	1,095	791	1,041
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-

Totals	$4,990	$64,615	$10,184	$5,388	$40,003	$41,070	$39,610	$33,452

	LZREMS	LPWHY2	LPVCA2	SBVI	SBVSG2	LOVTRC	LOVSDC	MNCPS2

0.45%	$927	$412	$-	$-	$-	$76	$-	$43
0.65%	222	144	-	-	-	-	-	122
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	4,208	1,192	11,857	-	-	1,890	9,424	710
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	19,893	6,876	4,154	-	2,942	8,313	10,404	6,036
1.05%	289	276	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	6,942	3,656	-	-	-	1,756	-	52
1.20%	6,632	3,244	569	-	2,520	3,263	2,898	2,224
1.25%	12,833	13,495	-	-	-	1,474	-	316
1.30%	9,452	3,104	5,008	23,011	4,464	5,114	9,623	2,125
1.35%	10,348	9,358	665	-	2,585	2,845	20,884	607
1.40%	616	34	-	-	-	948	-	208
1.45%	6,081	9,469	-	-	-	-	-	646
1.50%	-	-	-	-	-	-	-	-
1.55%	30,501	5,927	194	-	-	4,779	-	479
1.60%	9,182	2,616	-	-	-	342	-	379
1.65%	22,905	8,236	13	-	57	893	124	473
1.80%	6,191	3,546	-	-	-	541	-	47
1.85%	3,017	7,049	-	-	-	1,971	-	225
1.90%	5,032	1,078	-	-	-	715	-	-
1.95%	4,867	706	-	-	-	475	-	412
2.00%	76	521	-	-	-	11	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,060	4,013	-	-	-	957	-	214
2.15%	641	2,716	-	-	-	254	-	-
2.20%	349	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	148	80	-	-	-	-	-	-
2.40%	150	-	-	-	-	-	-	-
2.45%	196	-	-	-	-	-	-	-
2.50%	106	-	-	-	-	-	-	-

Totals	$162,864	$87,748	$22,460	$23,011	$12,568	$36,617	$53,357	$15,318

	MV3MVS	MVBRES	MVGTAS	MVUSC	MVIVSC	MGRFV	MSGI2	MSEMB

0.45%	$-	$-	$28	$-	$-	$242	$579	$338
0.65%	-	-	145	-	-	518	44	142
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	1,315	1,402	-	828	9,389	88	914	3,136
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	5,553	10,153	1,473	3,742	23,694	3,938	9,457	18,201
1.05%	-	-	-	-	-	-	-	446
1.10%	-	-	-	-	-	-	-	-
1.15%	215	-	243	-	1,301	491	2,258	663
1.20%	3,605	708	3,347	1,021	10,795	3,982	1,731	7,213
1.25%	-	-	3,966	-	-	8,344	12,573	9,074
1.30%	7,137	7,400	604	5,507	23,670	2,260	8,628	8,925
1.35%	2,355	843	2,233	1,432	7,149	2,681	5,715	7,878
1.40%	-	-	4,962	-	-	44	481	149
1.45%	-	-	2,883	-	-	6,711	3,767	3,783
1.50%	-	-	-	-	-	-	-	-
1.55%	301	241	2,803	86	572	5,009	7,047	7,822
1.60%	-	-	3,533	-	-	941	4,235	10,643
1.65%	146	70	4,991	1,259	621	4,060	4,915	20,584
1.80%	-	-	1,770	-	-	677	1,947	3,277
1.85%	-	-	1,803	-	-	1,356	1,197	7,268
1.90%	-	-	2,848	-	-	136	1,760	3,610
1.95%	-	-	693	-	-	899	841	3,485
2.00%	-	-	-	-	-	139	167	36
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	387	-	-	99	1,042	878
2.15%	-	-	-	-	-	11	184	1,124
2.20%	-	-	780	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	109
2.40%	-	-	-	-	-	998	471	-
2.45%	-	-	137	-	-	1	91	3
2.50%	-	-	-	-	-	700	295	124

Totals	$20,627	$20,817	$39,629	$13,875	$77,191	$44,325	$70,339	$118,911

	MSVGT2	VKVGR2	NVBX	NVIX	NAMGI2	NAMAA2	NVAMV2	GVAAA2

0.45%	$-	$107	$1,486	$1,807	$-	$-	$-	$3,131
0.65%	-	120	144	1,051	-	-	-	1,392
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	3,929	667	1,447	2,198	-	553	16,693
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	1,351	25,818	36,510	29,126	7,274	7,832	7,941	49,940
1.05%	-	718	626	7,429	-	2,559	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,467	2,190	5,481	18,735	-	-	270	27,918
1.20%	319	12,170	16,285	21,186	4,721	3,236	8,135	32,655
1.25%	5,801	8,954	36,880	12,640	-	-	-	72,774
1.30%	138	13,770	22,136	18,182	4,058	3,226	9,178	35,519
1.35%	2,001	14,696	14,790	17,148	-	786	3,224	80,723
1.40%	62	162	1,732	621	-	-	-	19,417
1.45%	471	4,966	1,302	3,136	-	-	-	32,704
1.50%	-	-	-	11,149	-	-	-	-
1.55%	2,198	22,258	10,667	25,682	-	-	10	60,887
1.60%	2,568	12,822	5,946	22,209	-	-	-	44,212
1.65%	1,676	20,583	29,276	17,637	860	751	125	134,257
1.80%	1,513	2,712	19,519	8,359	-	-	-	34,162
1.85%	644	5,705	9,288	3,255	-	-	-	18,036
1.90%	2,226	7,312	6,504	12,993	-	-	-	30,286
1.95%	263	2,532	4,846	4,955	-	-	-	13,022
2.00%	31	87	151	154	-	-	-	5,281
2.05%	-	-	-	-	-	-	-	-
2.10%	1,006	1,204	2,389	3,243	-	-	-	8,824
2.15%	405	659	182	877	-	-	-	13,892
2.20%	-	303	-	557	-	-	-	7,054
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	1,563
2.35%	-	-	1,698	451	-	-	-	1,676
2.40%	-	425	-	-	-	-	-	35
2.45%	-	90	2	-	-	-	-	3,904
2.50%	-	740	-	323	-	-	-	2,566

Totals	$24,140	$165,032	$228,507	$244,352	$19,111	$18,390	$29,436	$752,523

	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GEM2	NVIE6

0.45%	$-	$-	$-	$-	$21	$148	$-	$-
0.65%	-	-	-	-	-	545	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	482	4,470	6,229	5,987	578	-	675	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	143	-	-	-
1.00%	12,036	28,541	36,864	21,437	5,804	9	1,888	1,937
1.05%	-	5,837	1,668	4,180	9,041	-	-	192
1.10%	-	-	-	-	-	-	-	-
1.15%	256	953	215	2,158	7,492	2,796	-	-
1.20%	9,433	5,993	26,749	10,142	751	-	1,198	2,124
1.25%	-	-	-	-	4,132	11,646	-	-
1.30%	8,265	14,041	26,429	21,938	4,852	-	633	1,882
1.35%	7,849	11,806	14,029	12,487	7,085	4,061	3,421	2,390
1.40%	-	-	-	-	2,333	293	-	-
1.45%	-	-	-	-	-	1,933	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	81	2	785	341	8,223	9,242	-	-
1.60%	-	-	-	-	138	15,514	-	-
1.65%	231	167	1,754	6,760	2,351	4,257	1,245	162
1.80%	-	-	-	-	-	6,327	-	-
1.85%	-	-	-	-	-	1,167	-	-
1.90%	-	-	-	-	114	5,813	-	-
1.95%	-	-	-	-	-	866	-	-
2.00%	-	-	-	-	-	107	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	3,562	-	-
2.15%	-	-	-	-	-	1,443	-	-
2.20%	-	-	-	-	-	36	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	40	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	54	-	-

Totals	$38,633	$71,810	$114,722	$85,430	$53,058	$69,859	$9,060	$8,687

	NVNMO2	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2

0.45%	$-	$-	$351	$1,426	$-	$315	$737	$339
0.65%	-	-	-	-	-	261	131	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	1,865	370	1,146	787	-	252
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	1,940	3,488	1,657	7,730	548	6,161	3,577	3,840
1.05%	2,501	-	-	-	-	-	11,789	-
1.10%	-	-	-	-	-	-	-	-
1.15%	87	-	435	10,808	7,951	8,636	15,117	11,549
1.20%	135	402	4,296	540	479	482	98	63
1.25%	1,145	-	15,230	44,333	23,881	14,061	33,207	30,852
1.30%	1,640	925	1,792	1,135	1,441	3,924	3,292	514
1.35%	3,490	414	8,826	12,184	2,040	11,373	31,422	14,774
1.40%	-	-	522	3,789	704	1,535	6,973	6,514
1.45%	173	-	1,637	6,322	9,769	2,316	18,599	4,743
1.50%	-	-	-	-	-	-	-	-
1.55%	4,387	20	64,929	16,180	20,898	7,989	27,452	1,708
1.60%	878	-	19,614	27,222	38,957	13,097	85,523	38,488
1.65%	4,266	10	6,993	19,622	49,971	36,649	120,099	43,327
1.80%	359	-	1,284	9,916	12,843	2,432	19,617	9,358
1.85%	26	-	162	8,353	23,812	1,412	7,240	518
1.90%	428	-	4,975	10,903	15,389	87,149	13,359	2,114
1.95%	1,717	-	435	2,045	13,497	14,734	16,908	746
2.00%	-	-	-	5,596	4,991	3,917	4,265	892
2.05%	-	-	-	-	-	-	-	-
2.10%	569	-	371	621	1,470	227	3,618	110
2.15%	551	-	-	358	5,029	4,533	3,351	1,049
2.20%	-	-	-	2,269	-	1,575	4,046	347
2.25%	-	-	-	-	-	139	-	-
2.30%	-	-	-	958	187	101	496	-
2.35%	-	-	-	351	-	-	-	-
2.40%	-	-	-	-	-	-	175	-
2.45%	-	-	-	-	-	-	-	1,802
2.50%	-	-	-	196	595	-	1,846	949

Totals	$24,292	$5,259	$135,374	$193,227	$235,598	$223,805	$432,937	$174,848

	NVCMC2	NVCBD2	NVLCP2	TRF	TRF2	GBF	GBF2	GVIDA

0.45%	$68	$-	$1,535	$756	$-	$1,904	$-	$551
0.65%	-	-	280	-	-	6	-	75
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	259	64	-	-	37	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	721	-	-	-	-	277	-	-
1.00%	1,957	4,256	2,902	568	2,685	-	1,882	1,136
1.05%	-	5,233	1	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	331	-	4,526	328	-	12,788	-	7,744
1.20%	3,188	11,993	102	-	-	-	1,184	60
1.25%	10,741	-	11,326	6,337	-	8,545	-	8,156
1.30%	502	3,687	1,828	-	1,231	-	6,553	581
1.35%	10,266	1,057	4,970	1,581	-	15,206	3,033	19,784
1.40%	4,283	-	583	832	-	5,087	-	690
1.45%	1,557	-	1,041	828	-	3,893	-	287
1.50%	-	-	-	-	-	-	-	-
1.55%	2,530	-	14,061	3,194	-	21,023	-	2,779
1.60%	16,882	-	11,545	3,638	-	11,154	-	20,618
1.65%	57,872	1,126	23,495	23,873	30	18,085	29	7,830
1.80%	5,336	-	6,271	1,005	-	4,616	-	5,561
1.85%	287	-	5,343	722	-	714	-	71
1.90%	4,069	-	5,906	1,631	-	8,588	-	3,886
1.95%	4,719	-	3,442	252	-	1,091	-	445
2.00%	370	-	205	66	-	709	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	329	-	3,291	944	-	6,062	-	2,009
2.15%	1,753	-	1,522	-	-	399	-	-
2.20%	854	-	1,031	-	-	31	-	-
2.25%	-	-	103	-	-	-	-	-
2.30%	7,358	-	-	110	-	-	-	-
2.35%	-	-	-	-	-	438	-	-
2.40%	-	-	80	-	-	-	-	-
2.45%	2,478	-	367	-	-	199	-	1,631
2.50%	79	-	1	-	-	143	-	-

Totals	$138,530	$27,611	$105,821	$46,665	$3,946	$120,995	$12,681	$83,894

	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM

0.45%	$1,006	$101	$95	$2,007	$655	$1,505	$823	$-
0.65%	273	-	347	662	-	-	436	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	6,674	26	23,230	813	1,080	7,259	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	10,690	4,971	8,398	79,129	42,685	22,371	42,792	-
1.05%	-	-	-	16,116	-	-	1,242	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,862	175	15,730	34,904	20,562	8,140	14,262	-
1.20%	527	13	405	59,036	7,906	26,422	16,754	-
1.25%	7,212	7,815	6,502	13,071	6,402	19,102	30,870	-
1.30%	5,478	1,373	2,655	44,666	19,096	10,630	40,763	772
1.35%	18,277	9,420	57,458	110,146	42,236	67,911	21,677	-
1.40%	2,066	105	3,101	17,703	8,215	12,230	920	-
1.45%	2,552	3,252	890	25,736	3,411	75	6,446	-
1.50%	-	-	-	-	-	-	8,791	-
1.55%	2,759	10,625	15,485	52,641	17,835	12,961	16,029	-
1.60%	3,228	11,307	12,409	23,711	15,421	11,218	15,515	-
1.65%	18,354	23,647	65,587	99,080	17,755	48,873	26,921	-
1.80%	312	2,491	2,310	3,624	5,407	1,495	12,892	-
1.85%	-	416	3,122	15,622	3,182	2,177	5,379	-
1.90%	2,878	8,447	5,916	19,336	7,805	18,223	11,669	-
1.95%	1,041	1,708	3,478	15,965	4,143	7,687	5,228	-
2.00%	1,184	-	494	8,594	-	-	1,066	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,548	1,131	330	1,353	-	946	3,839	-
2.15%	361	-	2,061	-	214	143	962	-
2.20%	-	-	-	225	-	638	404	-
2.25%	-	89	-	-	-	100	-	-
2.30%	904	4,000	-	241	-	-	-	-
2.35%	-	-	-	1,987	-	-	114	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	150	1,640	3,446	-	-	-
2.50%	-	-	2,194	527	-	85	498	-

Totals	$82,512	$97,760	$209,143	$670,952	$227,189	$274,012	$293,551	$772

	NVMIG6	GVDIV2	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF

0.45%	$671	$920	$1,108	$1,492	$-	$496	$1,350	$471
0.65%	198	177	222	125	-	129	314	156
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	422	150	187	1,043	-	302	770	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	101	-	-	-	-
1.00%	618	1,700	2,438	2,966	-	2,255	5,363	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	8,841	10,692	8,686	13,792	135	5,290	5,583	1,725
1.20%	-	41	1,280	490	-	590	5,597	-
1.25%	10,477	4,136	7,491	14,987	-	8,144	29,990	4,055
1.30%	288	240	594	1,366	-	2,894	6,254	-
1.35%	6,352	6,966	4,745	12,533	363	9,798	13,768	3,060
1.40%	1,575	1,402	1,478	2,143	751	483	1,984	773
1.45%	769	1,454	1,428	4,577	-	3,485	4,420	1,192
1.50%	-	-	-	-	-	-	-	-
1.55%	19,612	24,919	24,817	34,315	37	5,638	14,551	6,606
1.60%	6,633	15,068	5,344	5,652	59	5,706	12,172	5,179
1.65%	3,749	7,401	9,926	15,087	-	9,603	15,935	6,699
1.80%	4,534	4,790	20,816	20,394	-	13,242	8,465	13,173
1.85%	359	990	447	1,666	-	50	1,393	361
1.90%	9,984	7,289	3,068	8,443	-	6,715	7,957	4,961
1.95%	2,518	2,191	7,098	9,170	-	2,072	3,447	441
2.00%	63	310	2,044	1,777	-	611	1,801	940
2.05%	-	-	186	-	-	-	-	-
2.10%	1,452	3,154	7,847	5,131	-	12,178	7,142	11,099
2.15%	469	610	2,601	3,674	-	853	1,708	290
2.20%	36	437	431	430	-	-	175	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	1,595	42
2.35%	-	-	278	118	-	301	2,163	256
2.40%	174	89	-	-	-	130	88	78
2.45%	440	534	440	122	-	121	2,024	196
2.50%	13	15	3,262	27	-	2,611	161	2,659

Totals	$80,247	$95,675	$118,262	$161,621	$1,345	$93,697	$156,170	$64,412

	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG2

0.45%	$-	$1,121	$-	$501	$-	$1,055	$1,379	$280
0.65%	-	129	-	3	-	202	1,052	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	757	221	207	-	5,356	2,361	3,334	2,211
0.90%	-	-	-	-	-	-	-	-
0.95%	-	47	-	-	-	-	-	-
1.00%	2,844	129	1,774	5	1,159	6,795	12,866	4,906
1.05%	-	-	-	-	-	15	102	-
1.10%	-	-	-	-	-	-	-	-
1.15%	579	2,889	1,303	6,795	-	4,834	25,786	2,716
1.20%	571	-	871	23	904	3,328	2,824	4,335
1.25%	-	14,723	-	11,216	-	20,684	14,655	4,581
1.30%	1,999	-	4,567	-	2,432	6,732	7,264	6,622
1.35%	215	5,932	2,138	14,597	257	8,105	15,225	8,263
1.40%	-	2,800	-	3,707	-	672	163	428
1.45%	-	823	-	945	-	6,418	6,105	1,603
1.50%	-	-	-	-	-	-	-	-
1.55%	3	7,682	-	12,641	-	18,534	59,133	8,303
1.60%	-	7,494	-	4,470	-	4,539	14,830	3,556
1.65%	261	12,136	273	3,021	-	15,623	14,766	2,231
1.80%	-	6,828	-	2,525	-	5,487	4,164	3,351
1.85%	-	911	-	166	-	923	9,820	536
1.90%	-	4,648	-	1,592	-	6,515	3,476	5,218
1.95%	-	800	-	423	-	5,088	4,048	386
2.00%	-	1,026	-	-	-	218	237	49
2.05%	-	-	-	-	-	-	-	-
2.10%	-	4,832	-	253	-	7,128	2,018	528
2.15%	-	1,303	-	-	-	2,185	1,642	-
2.20%	-	585	-	-	-	1,978	1,345	-
2.25%	-	-	-	-	-	105	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	60	-	-	-	183	-	-
2.40%	-	153	-	-	-	-	-	-
2.45%	-	176	-	55	-	-	147	661
2.50%	-	182	-	277	-	125	38	2,719

Totals	$7,229	$77,630	$11,133	$63,215	$10,108	$129,832	$206,419	$63,483

	NVTIV3	EIF2	NVRE2	NVMM2	NVLM2	NVLCA2	NCPG2	NCPGI2

0.45%	$-	$-	$195	$34,909	$980	$136	$848	$-
0.65%	-	-	334	5,252	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	345	143	2,341	22,922	187	-	-	503
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	78	-	-	-	-
1.00%	1,914	2,693	2,344	36,584	4,693	1,346	2,664	1,770
1.05%	-	-	-	10,823	-	-	-	-
1.10%	-	-	-	224	-	-	-	-
1.15%	1,273	217	808	182,546	406	471	302	-
1.20%	544	506	901	35,435	1,406	426	33	207
1.25%	-	-	4,966	199,842	29,152	4,964	595	542
1.30%	3,200	3,833	2,430	20,927	497	650	-	-
1.35%	156	1,264	4,116	357,597	42	1,239	31	511
1.40%	-	-	967	111,270	650	318	-	-
1.45%	-	-	1,828	55,177	-	154	674	155
1.50%	-	-	-	-	-	-	-	-
1.55%	-	101	3,018	255,510	1,441	1,511	2,607	6,069
1.60%	-	-	1,285	180,938	25,839	1,681	104	1,011
1.65%	6	92	4,849	479,163	13,278	11,301	17,804	2,081
1.80%	-	-	715	175,529	373	52	480	356
1.85%	-	-	1,114	21,919	-	-	2,629	32
1.90%	-	-	2,047	91,621	8,883	2,943	463	825
1.95%	-	-	1,099	28,281	640	75	-	191
2.00%	-	-	21	17,261	-	-	-	80
2.05%	-	-	-	34	-	-	-	-
2.10%	-	-	135	51,125	-	18	781	408
2.15%	-	-	61	10,771	2,103	1,356	-	3,238
2.20%	-	-	-	3,515	-	236	536	-
2.25%	-	-	-	645	-	-	-	-
2.30%	-	-	-	10,990	-	513	-	-
2.35%	-	-	-	577	-	-	-	33
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	687	6,133	-	-	-	-
2.50%	-	-	304	3,739	-	-	-	-

Totals	$7,438	$8,849	$36,565	$2,411,337	$90,570	$29,390	$30,551	$18,012

	IDPG2	IDPGI2	NVSIX2	GVEX1	NVMGA2	NBARMS	NO7TB	NOVPI2

0.45%	$-	$-	$1,457	$4,264	$58	$-	$-	$339
0.65%	1	-	285	1,921	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	7,630	34,048	1,251	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	1,689	6,288	32,052	156,587	5,062	3,459	-	-
1.05%	-	-	1,938	17,371	1,065	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	75	9,400	56,862	11	712	1,356	1,070
1.20%	122	703	14,726	84,284	593	-	-	-
1.25%	2,902	1,511	16,444	165,212	46	415	4,111	10,470
1.30%	355	433	22,012	137,929	1,583	1,924	-	-
1.35%	9,235	-	15,723	180,788	227	195	2,450	571
1.40%	497	-	638	2,206	-	90	-	-
1.45%	-	-	5,027	34,688	104	461	1,024	3,027
1.50%	-	-	3,861	31,468	-	-	-	-
1.55%	1,473	3,381	9,300	111,992	154	1,215	6,995	10,361
1.60%	3,102	206	14,407	53,503	-	-	401	23,820
1.65%	4,699	2,325	21,421	82,575	18	455	1,751	28,656
1.80%	25	318	9,257	51,875	163	-	1,582	3,822
1.85%	801	1,351	1,947	35,456	-	37	209	3,380
1.90%	-	-	12,306	187,430	71	-	4,288	13,187
1.95%	-	2,191	3,299	20,781	-	129	2,040	6,067
2.00%	-	31	204	3,176	-	-	-	152
2.05%	-	-	-	-	-	-	-	-
2.10%	106	68	579	8,514	-	443	3,079	1,852
2.15%	-	-	3,328	1,117	280	-	-	1,487
2.20%	-	-	-	1,692	116	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	7,086	-	-	-	-
2.35%	-	-	8	5,289	-	-	-	41
2.40%	-	-	-	-	-	-	-	782
2.45%	-	-	-	1,052	-	-	-	2
2.50%	-	-	-	1,211	-	-	-	62

Totals	$25,007	$18,881	$207,249	$1,480,377	$10,802	$9,535	$29,286	$109,148

	NOTBBA	OVIGS	OVGSS	OVSCS	PMVIV	PMVAAD	PMVFAD	PMVLAD

0.45%	$8,131	$-	$657	$-	$6	$991	$467	$982
0.65%	118	-	772	-	-	238	327	97
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	122	898	603	2,719	472	-	239	92
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	32	-	-
1.00%	-	5,506	4,670	9,782	1,813	2,365	1,724	462
1.05%	-	-	-	-	-	-	5	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,230	1,551	4,182	260	1,388	4,349	792	9,287
1.20%	23	1,595	2,430	7,701	833	258	368	-
1.25%	82,597	-	20,375	-	753	5,545	1,635	33,053
1.30%	-	6,618	1,995	11,274	749	400	1,030	-
1.35%	10,097	448	4,132	3,626	867	33,824	1,683	28,944
1.40%	22	-	932	-	-	661	130	2,522
1.45%	9,538	-	5,050	-	116	6,495	614	19,075
1.50%	-	-	-	-	-	-	-	-
1.55%	20,427	94	8,733	259	958	22,958	5,952	79,521
1.60%	18,727	-	7,233	-	82	2,483	2,302	23,747
1.65%	181,237	836	13,714	495	1,245	22,121	636	13,982
1.80%	24,061	-	6,239	-	133	2,052	483	5,745
1.85%	9,401	-	1,009	-	2,889	1,368	310	5,087
1.90%	4,409	-	6,141	-	424	45,599	3,326	11,653
1.95%	3,694	-	1,066	-	1,009	3,817	477	6,569
2.00%	1,075	-	250	-	-	63	190	258
2.05%	-	-	-	-	-	-	-	5,673
2.10%	5,072	-	5,227	-	209	883	2,136	1,402
2.15%	-	-	1,728	-	-	3,098	-	860
2.20%	6,119	-	-	-	-	-	-	2,558
2.25%	-	-	-	-	-	-	-	1,878
2.30%	-	-	-	-	-	460	-	-
2.35%	216	-	47	-	-	237	-	15,864
2.40%	-	-	35	-	-	-	-	-
2.45%	-	-	158	-	-	58	-	12
2.50%	378	-	1,578	-	-	1,493	670	5,243

Totals	$388,694	$17,546	$98,956	$36,116	$13,946	$161,848	$25,496	$274,566

	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PMUBA	PMVSTA	PMVFHV

0.45%	$4,787	$137	$568	$537	$11,284	$132	$-	$-
0.65%	1,458	211	354	70	1,014	-	-	-
0.70%	-	49	70	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	9,673	7	1,199	26	82	408	812	238
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	195	192	305	-	-	-
1.00%	20,481	1,270	2,942	-	172	1,084	8,730	56
1.05%	-	-	25	6	-	-	419	-
1.10%	-	-	-	-	-	-	-	-
1.15%	10,619	303	3,465	3,052	29,050	96	-	1,012
1.20%	5,971	417	983	-	-	65	2,326	14
1.25%	49,345	3,249	9,213	14,114	48,598	5,608	-	-
1.30%	14,084	2,304	779	-	-	999	6,840	-
1.35%	26,291	656	5,712	1,750	104,806	794	4,008	5
1.40%	4,974	-	401	1,542	8,011	462	-	-
1.45%	17,695	918	1,178	3,861	23,775	6,668	-	58
1.50%	-	-	-	-	-	-	-	-
1.55%	59,091	5,125	6,932	9,460	63,299	9,829	169	-
1.60%	18,436	3,583	4,129	22,312	50,184	4,368	-	-
1.65%	39,302	2,321	6,814	11,729	76,563	2,536	551	-
1.80%	9,954	18,069	1,471	3,939	10,126	2,241	-	-
1.85%	8,037	846	1,391	3,915	1,938	4,567	-	75
1.90%	14,180	4,565	4,930	4,018	19,629	2,374	-	-
1.95%	2,862	905	2,013	3,619	3,086	1,058	-	-
2.00%	1,408	187	31	149	1,379	70	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	4,827	277	1,107	3,288	2,249	3,629	-	-
2.15%	2,296	-	288	1,353	6,044	148	-	-
2.20%	1,841	-	61	-	400	1,698	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	162	132	6	325	447	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	1,523	39	-	193	70	263	-	-
2.50%	874	12	-	141	825	-	-	-

Totals	$330,171	$45,582	$56,257	$89,591	$463,336	$49,097	$23,855	$1,458

	GVGMNS	GVHQFA	GVSIA	PIHYB2	PROUSN	PROAHY	PROA30	PROBNK

0.45%	$-	$2	$8	$-	$39	$44,297	$319	$314
0.65%	-	-	-	-	-	1,882	188	86
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	149	234	-	-	72	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	135	-	-	-	-
1.00%	426	2,255	656	-	-	602	-	2
1.05%	-	-	-	-	-	120	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1	15,469	115	217	291	12,687	776	1,620
1.20%	86	150	1,898	-	-	-	-	23
1.25%	1,813	2,497	1,776	747	431	55,592	5,877	6,807
1.30%	-	2,532	1,625	-	-	-	-	-
1.35%	467	5,799	2,705	1,156	185	48,539	1,416	4,171
1.40%	-	268	-	457	15	2,916	445	143
1.45%	3,111	1,908	5,402	-	1	3,534	723	2,592
1.50%	-	-	-	-	-	-	-	-
1.55%	1,499	5,374	206	1,981	264	48,567	3,834	6,830
1.60%	965	547	573	160	2,385	29,576	4,686	4,432
1.65%	470	758	391	173	101	91,709	388	3,714
1.80%	240	446	188	118	304	64,564	4,410	6,296
1.85%	1,058	825	710	-	127	1,055	187	576
1.90%	212	552	5,358	-	374	11,239	3,615	4,008
1.95%	62	1,430	377	-	-	3,589	453	1,911
2.00%	-	-	-	-	189	168	34	293
2.05%	-	1,128	-	-	-	-	-	-
2.10%	161	142	30	-	49	7,198	2,480	3,593
2.15%	54	29	-	-	424	1,097	-	5,055
2.20%	-	-	-	-	-	31	-	329
2.25%	-	373	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	40
2.35%	-	2,474	-	-	-	-	-	237
2.40%	-	-	-	-	-	-	-	-
2.45%	706	-	-	-	-	89	-	106
2.50%	-	1,039	-	-	-	199	-	-

Totals	$11,331	$46,146	$22,252	$5,144	$5,179	$429,322	$29,831	$53,178

	PROBM	PROBR	PROBIO	PROBL	PROCG	PROCS	PROEM	PROE30

0.45%	$856	$389	$585	$5,970	$272	$253	$2,412	$315
0.65%	167	195	179	314	3	-	739	82
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	53	-	228	-	413	466	155	102
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	77	-	-	83	13	2	113	107
1.05%	-	-	-	-	-	-	9	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,268	383	2,160	7,717	1,585	2,468	2,321	2,603
1.20%	-	-	-	-	2	1	-	-
1.25%	17,356	1,767	18,661	38,894	10,328	14,539	13,865	5,101
1.30%	-	-	-	-	-	-	-	-
1.35%	2,744	282	4,422	4,911	3,233	3,703	7,592	2,816
1.40%	213	3	714	75	623	849	755	997
1.45%	4,365	1,344	5,392	1,656	1,960	1,803	2,165	4,194
1.50%	-	-	-	-	-	-	-	-
1.55%	3,386	1,258	12,620	6,007	6,079	4,762	8,972	7,154
1.60%	21,335	273	16,300	35,421	20,345	16,825	20,638	9,033
1.65%	31,467	540	6,748	33,697	10,583	11,270	22,659	3,801
1.80%	4,507	712	7,922	7,138	5,293	2,491	9,035	8,073
1.85%	1,075	335	1,306	4,185	1,362	1,053	1,247	933
1.90%	5,426	483	13,705	3,598	1,318	2,980	7,878	7,202
1.95%	1,197	94	2,807	3,486	265	156	2,577	941
2.00%	699	-	754	365	317	216	433	198
2.05%	-	-	-	-	43	-	30	-
2.10%	557	102	2,297	5,278	316	2,763	4,673	1,566
2.15%	7,875	-	8,446	-	117	700	1,287	2,288
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	27	-	499	239	-	-	-
2.35%	149	70	206	138	159	26	135	16
2.40%	-	-	-	-	-	-	-	-
2.45%	2	-	63	354	148	-	24	219
2.50%	-	-	1,108	6,791	994	-	-	-

Totals	$104,774	$8,257	$106,623	$166,577	$66,010	$67,326	$109,714	$57,741

	PROFIN	PROHC	PROIND	PROINT	PRONET	PROJP	PRON	PROOG

0.45%	$239	$313	$869	$1,631	$326	$76	$1,721	$233
0.65%	36	186	6	108	5	146	1,562	184
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	101	-	45	-	-	71	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	98	56	-	158	-	-	170	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,313	5,913	4,482	1,070	2,843	140	3,761	1,603
1.20%	-	263	-	-	-	-	-	-
1.25%	13,413	24,858	20,437	15,008	17,256	5,787	43,021	22,127
1.30%	-	-	-	-	-	-	-	-
1.35%	7,075	6,411	13,495	719	6,408	494	11,841	5,320
1.40%	163	874	1,352	30	519	231	717	530
1.45%	2,280	3,491	4,792	1,268	4,171	3,676	7,515	2,724
1.50%	-	-	-	-	-	-	-	-
1.55%	11,361	24,164	10,296	4,226	9,795	4,731	12,007	17,579
1.60%	22,631	33,323	29,298	3,890	10,861	4,164	25,061	42,753
1.65%	22,598	30,840	27,858	21,201	20,221	2,137	27,409	20,859
1.80%	15,495	12,834	7,683	1,623	2,763	567	13,706	12,041
1.85%	2,242	3,440	1,576	145	783	58	2,060	404
1.90%	4,950	7,350	11,908	2,334	1,822	245	10,605	26,154
1.95%	1,150	5,594	893	1,017	1,376	874	950	1,682
2.00%	568	1,148	777	374	653	1	762	620
2.05%	43	-	-	-	-	-	-	591
2.10%	3,925	2,612	645	11	193	13	3,525	1,599
2.15%	506	7,533	923	234	685	712	6,246	39,092
2.20%	725	55	-	-	-	-	335	-
2.25%	-	-	-	-	-	-	-	195
2.30%	-	-	1,727	-	-	-	374	68
2.35%	198	109	188	-	-	-	701	1,752
2.40%	66	-	-	-	-	-	-	-
2.45%	127	86	-	-	909	-	484	234
2.50%	182	89	-	-	-	-	-	551

Totals	$113,384	$171,643	$139,205	$55,092	$81,589	$24,052	$174,604	$198,895

	PROPHR	PROPM	PRORE	PRORRO	PROSCN	PROSEM	PROSIN	PROSN

0.45%	$42	$406	$500	$303	$206	$-	$-	$77
0.65%	-	588	2	21	41	13	2	1
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	100	-	-	32	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	11	-	3	-	-	-	-	-
1.05%	-	-	-	2	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	696	2,112	1,198	685	1,229	532	78	10
1.20%	-	-	-	-	-	-	-	-
1.25%	4,538	5,927	12,295	698	14,685	78	53	612
1.30%	-	-	-	-	-	-	-	-
1.35%	1,276	3,028	1,215	1,113	7,581	140	25	120
1.40%	39	561	285	61	243	5	203	78
1.45%	1,484	868	909	225	3,414	74	69	35
1.50%	-	-	-	-	-	-	-	-
1.55%	6,804	8,572	7,663	207	4,291	412	353	88
1.60%	4,409	3,668	4,060	4,085	20,105	115	6	197
1.65%	3,322	3,045	19,758	885	4,773	196	36	139
1.80%	2,887	6,948	932	2,581	1,500	-	-	2,946
1.85%	263	780	1,105	189	1,906	1	25	19
1.90%	2,022	2,206	5,780	2,228	4,431	21	150	66
1.95%	245	932	2,468	466	454	11	447	4
2.00%	106	496	-	101	65	2	2	-
2.05%	-	922	-	-	-	-	-	-
2.10%	2,934	1,664	1,274	2,142	2,133	51	61	-
2.15%	8,095	6,418	4	503	576	30	78	20
2.20%	-	104	-	-	26	-	-	-
2.25%	-	304	-	-	-	-	-	-
2.30%	-	38	-	-	64	12	33	4
2.35%	-	2,211	-	42	149	-	-	-
2.40%	-	-	4	-	-	-	-	-
2.45%	14	35	-	-	113	-	-	-
2.50%	1,156	970	5	-	-	-	-	-

Totals	$40,343	$52,803	$59,560	$16,537	$67,985	$1,725	$1,621	$4,416

	PROTEC	PROTEL	PROGVP	PROUN	PROUTL	PVEIB	RVMFU	RSRF

0.45%	$503	$54	$364	$481	$269	$-	$227	$196
0.65%	75	186	106	2	4	-	213	333
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	349	-	210	100	61	762	1,366	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	33	-	-	-	6	7,780	11,089	1,193
1.05%	-	-	-	-	-	1,051	360	-
1.10%	-	-	-	-	-	-	68	154
1.15%	2,578	289	837	6,098	1,688	2,354	1,907	12,608
1.20%	23	1	-	105	2	4,305	5,656	503
1.25%	22,890	2,539	1,828	22,343	18,569	-	3,069	13,485
1.30%	-	-	-	-	-	13,510	6,741	470
1.35%	5,769	583	467	2,598	3,174	872	9,602	16,388
1.40%	702	282	365	573	542	-	647	3,416
1.45%	3,460	201	379	711	3,294	-	2,642	3,716
1.50%	-	-	-	-	-	-	-	-
1.55%	7,480	2,133	1,011	5,458	4,745	356	13,654	28,952
1.60%	37,697	4,870	5,027	20,250	17,758	-	4,272	5,298
1.65%	26,028	4,432	572	1,103	16,959	3	11,593	7,276
1.80%	19,333	1,449	2,327	31,187	16,267	-	2,034	443
1.85%	2,136	212	147	188	1,946	-	1,970	1,038
1.90%	3,672	655	1,597	1,478	5,160	-	7,789	5,220
1.95%	4,472	47	120	2,603	1,273	-	736	1,161
2.00%	662	81	99	4,732	382	-	239	579
2.05%	-	-	-	-	710	-	-	-
2.10%	7,477	783	3,287	21,937	1,063	-	164	957
2.15%	13,954	186	5,480	1,113	2,504	-	8	99
2.20%	-	-	-	5,382	-	-	-	34
2.25%	-	-	-	-	235	-	-	-
2.30%	18	8	-	22	-	-	-	-
2.35%	201	115	-	139	1,590	-	-	57
2.40%	-	-	-	-	-	-	-	-
2.45%	11	5	53	1,489	326	-	-	-
2.50%	-	-	-	4,182	1,396	-	-	723

Totals	$159,523	$19,111	$24,276	$134,274	$99,923	$30,993	$86,046	$104,299

	RBKF	RBMF	RBF	RVCMD	RCPF	RVLDD	RELF	RENF

0.45%	$559	$364	$1,026	$86	$144	$801	$754	$377
0.65%	74	153	99	127	243	9	290	48
0.70%	-	165	-	-	170	-	159	144
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	32	-	105
0.90%	-	17	96	-	64	-	62	12
0.95%	-	459	-	-	538	-	498	260
1.00%	3	12	3	-	5	-	3	-
1.05%	9	1	6	-	-	-	12	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,158	8,359	9,320	1,449	12,617	18,946	5,226	5,951
1.20%	-	-	23	-	-	23	61	11
1.25%	5,762	7,360	24,505	4,036	16,454	10,967	7,499	20,925
1.30%	-	-	-	-	-	-	-	-
1.35%	7,455	12,447	17,795	4,117	20,483	24,949	15,444	15,182
1.40%	4,048	4,103	6,319	336	10,203	3,211	8,053	5,431
1.45%	2,016	660	5,426	427	1,638	307	1,304	4,905
1.50%	-	-	-	-	-	-	-	-
1.55%	5,668	7,110	15,864	3,507	18,479	15,501	4,475	23,293
1.60%	7,782	5,786	16,824	963	8,639	2,631	21,018	41,174
1.65%	2,667	7,060	10,392	433	9,272	1,907	2,252	9,454
1.80%	4,771	3,446	8,382	441	3,010	61,003	1,894	15,976
1.85%	268	913	1,233	98	1,324	-	719	1,023
1.90%	10,953	13,419	10,282	1,124	7,746	2,032	4,926	29,410
1.95%	449	918	2,328	85	1,285	956	1,456	3,087
2.00%	244	133	311	369	880	164	3	369
2.05%	-	-	-	-	5	-	-	-
2.10%	1,746	278	4,518	1,430	451	727	1,288	1,466
2.15%	1,398	724	6,910	329	658	1,503	23	10,067
2.20%	-	126	58	-	59	235	-	74
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	226	-	1,799	13	-	148
2.35%	61	-	65	-	190	357	169	132
2.40%	-	-	-	-	3	-	-	-
2.45%	32	78	903	-	14	846	5	4
2.50%	-	-	812	5	-	519	-	65

Totals	$59,123	$74,091	$143,726	$19,362	$116,373	$147,639	$77,593	$189,093

	RESF	RLCE	RFSF	RUGB	RHCF	RINF	RVIDD	RJNF

0.45%	$146	$856	$515	$1,780	$1,245	$467	$236	$321
0.65%	165	183	56	822	131	132	4	54
0.70%	-	-	136	-	143	208	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	156	125	-	-	33
0.90%	-	-	-	-	72	-	-	-
0.95%	-	-	415	-	275	491	-	-
1.00%	-	-	5	16	34	3	-	-
1.05%	2	5	4	25	7	5	-	-
1.10%	-	-	-	40	-	-	-	-
1.15%	3,263	4,583	11,527	16,077	10,362	7,239	1,308	4,552
1.20%	224	-	-	-	23	-	-	-
1.25%	10,152	1,801	20,291	3,026	37,317	8,538	1,235	1,448
1.30%	-	-	-	-	-	-	-	-
1.35%	12,694	6,459	19,327	8,427	22,690	15,414	4,211	2,268
1.40%	2,234	1,316	5,969	4,383	11,436	9,744	1,152	254
1.45%	2,023	-	2,081	1,014	9,382	1,134	10	184
1.50%	-	-	-	-	-	-	-	-
1.55%	11,575	2,217	12,071	6,236	26,467	11,652	1,198	1,350
1.60%	32,010	1,956	9,659	7,999	24,767	8,698	1,709	1,728
1.65%	7,082	314	5,110	2,272	11,412	2,480	117	1,321
1.80%	7,548	107	11,794	1,783	12,082	5,753	35,293	259
1.85%	2,020	-	1,166	491	1,514	232	5	31
1.90%	18,519	1,755	7,526	2,181	13,974	6,800	471	446
1.95%	1,438	427	638	2,258	1,854	2,661	95	715
2.00%	76	1	1,585	2,750	737	121	11	931
2.05%	-	-	8	37	19	-	-	2
2.10%	1,038	329	711	2,262	6,560	2,991	160	211
2.15%	770	369	2,099	180	4,191	729	91	5
2.20%	-	-	955	-	-	44	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	150	25	6	9
2.35%	-	-	-	-	676	172	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	282	69	-	11
2.50%	69	-	658	-	-	-	-	-

Totals	$113,048	$22,678	$114,306	$64,215	$197,927	$85,802	$47,312	$16,133

	RVIMC	RAF	RVISC	RUF	RLCJ	RLF	RMED	RVARS

0.45%	$76	$75	$77	$184	$220	$474	$91	$503
0.65%	-	13	-	33	149	118	3	407
0.70%	-	-	-	-	-	219	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	556	-	-
1.00%	-	-	-	-	-	36	-	1,109
1.05%	-	-	-	-	-	4	-	-
1.10%	-	-	-	-	-	-	-	281
1.15%	163	483	1,208	4,353	2,681	8,092	7,855	6,373
1.20%	-	-	58	-	-	-	23	132
1.25%	177	472	1,323	3,486	1,092	4,109	26,715	18,440
1.30%	-	-	-	-	-	-	-	1,716
1.35%	365	423	2,632	5,019	3,522	15,449	7,614	11,807
1.40%	5	56	910	632	1,445	9,499	1,993	439
1.45%	76	109	1,696	144	407	2,413	434	3,351
1.50%	-	-	-	-	-	-	-	-
1.55%	1,110	1,152	2,378	2,052	1,939	7,274	7,591	16,691
1.60%	2	520	576	2,119	2,650	3,617	2,689	6,859
1.65%	176	23	292	3,099	111	2,873	1,149	12,851
1.80%	235	407	16,707	2,692	156	1,744	1,301	664
1.85%	1	-	96	616	-	356	-	906
1.90%	192	274	1,016	1,125	674	1,301	739	3,338
1.95%	91	25	118	-	64	293	2,567	2,642
2.00%	12	12	975	10	62	-	233	726
2.05%	-	-	-	-	-	-	-	-
2.10%	-	24	13,208	44	7	550	1,054	626
2.15%	83	79	96	96	522	-	2,149	73
2.20%	-	-	3,732	-	25	72	862	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	7	-	-	510	710	226
2.35%	-	-	-	-	38	-	38	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	808	-
2.50%	-	-	2,043	-	-	-	122	1,358

Totals	$2,764	$4,147	$49,148	$25,704	$15,764	$59,559	$66,740	$91,518

	RVF	ROF	RNF	RPMF	RREF	RRF	RMEK	RTF

0.45%	$8,793	$2,822	$1,428	$512	$277	$3	$139	$542
0.65%	257	145	143	707	24	-	8	208
0.70%	-	-	-	81	135	168	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	123	237	42	12	-	-	24	52
0.90%	-	-	-	7	-	-	-	-
0.95%	-	-	-	508	521	354	-	-
1.00%	-	134	-	115	-	-	-	-
1.05%	-	-	-	-	1	-	-	-
1.10%	-	708	852	-	77	-	464	-
1.15%	20,573	22,872	48,800	16,611	9,229	4,325	10,347	15,412
1.20%	-	2	-	132	-	-	17	23
1.25%	174,603	36,218	6,346	22,272	6,553	2,620	3,201	196,158
1.30%	-	-	-	-	-	-	-	-
1.35%	14,168	27,750	50,806	28,863	14,945	7,723	7,844	15,489
1.40%	5,804	4,294	5,575	20,754	6,008	3,930	366	963
1.45%	533	5,824	355	3,901	1,794	1,749	488	655
1.50%	-	-	-	-	-	-	-	-
1.55%	11,679	50,205	17,550	17,109	11,362	4,458	6,266	6,193
1.60%	7,269	38,237	2,424	9,611	3,935	1,566	7,755	50,941
1.65%	10,260	30,095	5,251	13,039	6,693	1,288	4,378	6,383
1.80%	10,788	17,940	1,036	14,228	2,816	608	6,584	5,673
1.85%	91	5,135	555	816	699	-	1	117
1.90%	3,819	29,869	2,263	5,694	5,350	917	2,615	2,320
1.95%	913	5,226	4,336	2,117	2,167	260	3,022	249
2.00%	1,381	5,864	5,581	3,176	251	-	1,410	518
2.05%	703	21	-	313	-	-	170	40
2.10%	6,493	5,849	13,572	2,954	2,364	56	5,156	2,180
2.15%	2,444	5,759	54	1,940	860	87	637	1,298
2.20%	154	828	1,196	778	53	-	1,349	677
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	80	22	370	-	-	94
2.35%	1,340	408	-	82	30	-	91	264
2.40%	-	-	-	-	-	-	-	-
2.45%	72	290	20	70	-	-	-	1,631
2.50%	441	-	-	583	-	-	745	606

Totals	$282,701	$296,732	$168,265	$167,007	$76,514	$30,112	$63,077	$308,686

	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL	RTEC

0.45%	$3,752	$2,994	$986	$919	$1,893	$1,762	$93	$1,039
0.65%	781	711	138	210	428	776	18	129
0.70%	-	-	-	-	-	-	-	157
0.80%	-	-	-	-	-	-	-	-
0.85%	38	121	114	-	116	-	20	-
0.90%	-	-	-	-	-	-	-	60
0.95%	92	87	80	80	69	-	29	446
1.00%	11	-	45	-	55	26	-	7
1.05%	76	73	3	2	5	6	-	8
1.10%	-	-	-	-	-	-	-	-
1.15%	19,425	16,205	13,873	10,267	6,149	4,985	1,909	16,845
1.20%	2	-	2	-	2	-	-	284
1.25%	105,933	84,646	33,671	18,399	30,570	27,831	2,168	19,938
1.30%	-	-	-	-	-	-	-	-
1.35%	35,209	20,675	17,939	22,534	21,965	15,336	1,851	23,084
1.40%	13,879	9,108	4,809	3,745	2,473	2,831	422	9,357
1.45%	19,342	15,773	4,836	2,760	5,251	3,826	351	3,638
1.50%	-	-	-	-	-	-	-	-
1.55%	49,883	44,802	22,791	23,260	21,770	16,794	1,925	19,534
1.60%	57,525	132,221	16,484	21,542	11,553	10,735	1,189	15,216
1.65%	50,546	22,485	24,262	9,961	21,143	22,640	2,234	5,893
1.80%	14,948	18,175	11,866	7,083	13,768	8,106	993	17,358
1.85%	2,923	4,171	1,147	1,309	763	1,654	290	1,455
1.90%	24,900	42,063	6,619	41,754	14,308	17,778	495	23,989
1.95%	6,394	3,237	3,293	4,679	3,283	3,372	2,619	2,662
2.00%	5,116	1,924	674	266	1,148	121	541	1,065
2.05%	368	261	30	16	21	26	-	17
2.10%	5,713	5,098	9,198	5,131	5,974	4,753	657	3,507
2.15%	4,439	3,681	377	407	1,233	483	14	7,488
2.20%	66	-	62	166	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	553	857	83	1,852	-	589	41	234
2.35%	206	841	51	123	95	192	-	172
2.40%	-	-	-	-	-	-	-	-
2.45%	604	4,221	544	3,783	334	1,454	-	1,421
2.50%	-	1,550	-	9	-	-	-	-

Totals	$422,724	$435,980	$173,977	$180,257	$164,369	$146,076	$17,859	$175,003

	RTEL	RTRF	RUTL	RVWDL	GVFRB	RHYS	TRHS2	VVGGS

0.45%	$2	$381	$352	$46	$266	$195	$-	$10
0.65%	126	143	284	13	212	-	-	-
0.70%	-	143	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	117	-	-	-	2,317	-
0.90%	37	61	83	-	-	-	-	-
0.95%	-	435	-	-	-	-	-	-
1.00%	-	44	38	-	31	-	20,602	112
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,381	11,578	7,636	3,204	4,918	952	1,200	59
1.20%	-	69	308	-	-	248	13,340	76
1.25%	2,501	9,602	10,904	529	26,314	2,042	-	301
1.30%	-	-	-	-	-	-	21,159	14
1.35%	1,979	16,001	12,280	379	38,754	320	5,814	1,231
1.40%	793	9,129	5,449	138	1,390	53	-	-
1.45%	315	472	1,403	1,261	8,749	193	-	237
1.50%	-	-	-	-	-	-	-	-
1.55%	1,455	4,918	6,207	299	42,860	3,859	345	15
1.60%	1,478	5,776	5,670	128	28,011	3,768	-	652
1.65%	233	2,989	2,618	103	10,450	827	2,136	234
1.80%	658	8,333	2,941	24	16,206	2,029	-	161
1.85%	21	226	1,066	-	5,516	39	-	94
1.90%	156	6,672	6,338	518	14,348	15,241	-	158
1.95%	96	1,445	2,124	96	4,813	233	-	36
2.00%	2	565	977	25	12,563	5	-	4
2.05%	-	-	8	-	-	-	-	-
2.10%	298	1,803	947	-	7,601	162	-	-
2.15%	291	39	314	-	1,482	-	-	4
2.20%	-	123	1,760	-	395	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	456	1,578	-	-	-	-	-
2.35%	-	61	192	-	15	-	-	15
2.40%	26	-	-	-	437	-	-	-
2.45%	159	-	18	402	267	9	-	-
2.50%	-	-	284	-	1	-	-	-

Totals	$13,007	$81,464	$71,896	$7,165	$225,599	$30,175	$66,913	$3,413

	VWHAS	VWHA	WRASP	WRENG	NOVMH2	NLFOSP	NVFIP	NVFMGP

0.45%	$-	$373	$441	$-	$128	$-	$-	$-
0.65%	-	-	76	-	71	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	70	-	-	-	-	-
0.85%	2,710	-	1,948	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	118	-	-	-	-	-
1.00%	13,823	-	6,312	3,401	-	512	337	879
1.05%	1,899	-	-	464	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	1,152	10,221	-	54	-	-	-
1.20%	7,308	-	1,389	2,942	-	-	-	2,263
1.25%	-	8,059	35,291	-	758	330	220	5,334
1.30%	9,191	-	4,743	3,494	-	108	50	179
1.35%	5,990	2,570	21,157	321	75	205	8	44
1.40%	54	356	16,530	-	-	30	-	-
1.45%	-	3,025	14,022	-	753	956	1,106	828
1.50%	-	-	-	-	-	-	-	-
1.55%	343	8,058	27,826	240	1,229	193	41	622
1.60%	-	9,671	32,341	-	1,834	848	163	1,696
1.65%	1,299	9,357	25,830	690	4,551	8,495	2,479	5,045
1.80%	-	6,364	3,145	-	413	9	-	-
1.85%	-	4,462	5,587	-	744	470	87	479
1.90%	-	7,425	12,078	-	3,082	438	22	835
1.95%	-	2,439	2,870	-	407	26	380	541
2.00%	-	245	6,675	-	22	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	2,202	2,312	-	121	296	-	-
2.15%	-	587	3,104	-	134	-	-	-
2.20%	-	-	1,392	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	48	285	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	62	153	-	-	-	-	-
2.50%	-	46	-	-	12	-	-	-

Totals	$42,617	$66,501	$235,916	$11,552	$14,388	$12,916	$4,893	$18,745

	PIVEM2	RVAMR	RVBER	RVCLR

0.45%	$20	$-	$3	$3
0.65%	14	-	-	24
0.70%	-	-	-	-
0.80%	-	-	-	-
0.85%	-	-	-	-
0.90%	-	-	-	-
0.95%	36	-	-	-
1.00%	-	-	-	-
1.05%	-	-	-	-
1.10%	-	-	-	-
1.15%	1,600	467	216	558
1.20%	-	42	-	-
1.25%	914	864	1,054	214
1.30%	-	-	-	-
1.35%	2,687	307	174	237
1.40%	176	216	94	122
1.45%	-	-	272	-
1.50%	-	-	-	-
1.55%	1,080	83	537	364
1.60%	180	132	88	51
1.65%	-	1,281	415	475
1.80%	75	1	12	-
1.85%	-	-	-	30
1.90%	394	93	99	42
1.95%	48	399	20	363
2.00%	-	12	-	-
2.05%	-	-	-	-
2.10%	2	-	28	-
2.15%	-	-	-	113
2.20%	-	-	-	42
2.25%	-	-	-	-
2.30%	-	107	358	-
2.35%	-	-	-	81
2.40%	-	-	-	-
2.45%	-	-	-	-
2.50%	-	-	-	-

Totals	$7,226	$4,004	$3,370	$2,719

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $3,773,037 and $4,727,648, respectively, and total transfers from the Separate Account to the fixed account were $3,825,654 and $4,746,229, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $304,589 and $627,671 to the Separate Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $78,864 and $232,170 to the Separate Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $1,318,822 and $2,817,101 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$2,123,442,737	$-	$-	$2,123,442,737

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	$507,995	$641,341
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	1,644,600	1,752,196
VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)	1,327,800	688,191
VP Income & Growth Fund - Class I (ACVIG)	2,683,048	4,570,493
VP Inflation Protection Fund - Class II (ACVIP2)	8,707,337	7,316,727
VP Ultra(R) Fund - Class I (ACVU1)	371,161	419,657
VP Value Fund - Class I (ACVV)	5,943,446	12,165,814
Global Small Capitalization Fund - Class 4 (AMVGS4)	1,889,483	944,297
Insurance Series(R) - International Fund: Class 4 (AMVI4)	2,662,018	162,418
Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	6,232,614	1,158,455
Insurance Series(R) - New World Fund: Class 4 (AMVNW4)	2,622,549	334,307
Insurance Series(R) - Capital Income Builder(R) - Class 4 (AMVCB4)	4,095,742	946,366
BlackRock High Yield V.I. Fund - Class III (BRVHY3)	12,869,738	10,046,217
BlackRock Total Return V.I. Fund - Class III (BRVTR3)	1,919,580	364,203
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)	5,364,608	1,754,246
Global Allocation V.I. Fund - Class III (MLVGA3)	4,820,781	5,644,691
VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)	431,763	194,877
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)	548,059	12,748
Variable Portfolio - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)	1,492,525	56,443
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)	417,228	337,081
VIP Small Cap Value Series: Service Class (DWVSVS)	1,898,058	432,581
Mid Cap Stock Portfolio - Service Shares (DVMCSS)	2,813,498	1,754,962
Floating-Rate Income Fund (ETVFR)	12,301,259	9,536,836
Quality Bond Fund II - Primary Shares (FQB)	174	84
Contrafund(R)Portfolio - Service Class 2 (FC2)	1,112,343	1,614,240
VIP Asset Manager Portfolio - Service Class 2 (FAM2)	73,727	108,024
VIP Balanced Portfolio - Service Class 2 (FB2)	7,300,516	1,669,963
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	8,492,364	12,375,862
VIP Growth & Income Portfolio - Service Class 2 (FGI2)	6,579,014	3,587,117
VIP Growth Portfolio - Service Class 2 (FG2)	44,160,224	31,366,122
VIP High Income Portfolio - Service Class 2 (FHI2)	2,060,344	5,915,875
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)	5,916,088	3,444,867
VIP Real Estate Portfolio: Service Class 2 (FRESS2)	1,935,782	465,440
VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)	16,568,243	14,368,270
Franklin Income Securities Fund - Class 2 (FTVIS2)	6,247,160	2,983,328
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	4,286,379	2,023,812
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	9,361,575	3,837,891
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	1,358,122	926,972
VI Balanced-Risk Allocation Fund - Series II Shares (IVBRA2)	1,333,548	1,717,885
VI International Growth Fund - Series II Shares (AVIE2)	393,080	54,193
V.I. Equally-Weighted S&P 500 Fund - Series II Shares (IVEW52)	3,082,366	509,857
Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)	265,861	44,113
Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)	162,800	22,853
Balanced Portfolio: Service Shares (JABS)	2,715,447	199,641
Enterprise Portfolio: Service Shares (JAMGS)	2,578,606	291,231
Flexible Bond Portfolio: Service Shares (JAFBS)	1,410,161	624,894
Global Technology Portfolio: Service Shares (JAGTS)	2,467,711	278,574
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	5,434,998	1,923,016
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)	8,306,251	7,390,405
ClearBridge Variable Aggressive Growth Portfolio - Class II (LPVCA2)	2,423,012	41,322
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)	76,339	104,233
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)	522,329	77,682
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	2,985,168	1,635,870
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)	3,291,844	1,649,077
MainStay VP Convertible Portfolio: Service 2 Class (MNCPS2)	1,509,037	191,455
MFS Mid Cap Value Portfolio - Service Class (MV3MVS)	1,262,488	149,550
VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)	565,134	357,776
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)	270,919	633,627
Utilities Series - Service Class (MVUSC)	750,698	234,465
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	3,805,779	971,203
The Merger Fund VL (MGRFV)	1,030,479	643,778
UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)	3,229,393	1,305,980
Emerging Markets Debt Portfolio - Class II (MSEMB)	4,221,210	1,427,937
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II (MSVGT2)	449,667	403,265
Global Real Estate Portfolio - Class II (VKVGR2)	3,997,833	2,079,677
NVIT Bond Index Fund Class I (NVBX)	14,130,913	6,821,353
NVIT International Index Fund Class I (NVIX)	19,248,244	2,997,198
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)	1,045,569	47,033
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)	1,486,098	817,463
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	1,580,409	281,982
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	23,895,379	5,908,000
American Funds NVIT Bond Fund - Class II (GVABD2)	2,922,005	1,499,738
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	6,482,368	901,526
American Funds NVIT Growth Fund - Class II (GVAGR2)	9,952,702	1,486,208
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	8,165,408	779,285
Federated NVIT High Income Bond Fund - Class I (HIBF)	5,666,509	5,100,561
NVIT Emerging Markets Fund - Class I (GEM)	6,833,775	3,572,339
NVIT Emerging Markets Fund - Class II (GEM2)	1,351,021	50,591
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	849,700	22,868
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	3,123,677	626,756
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	575,016	23,185
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	2,553,434	2,132,677
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	2,433,569	3,412,679
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	2,231,605	1,844,585
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	2,820,830	3,722,346
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	5,078,086	13,042,852
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	6,108,758	7,297,837
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	1,755,909	813,039
NVIT Core Bond Fund - Class II (NVCBD2)	838,780	186,416
NVIT Core Plus Bond Fund - Class II (NVLCP2)	3,434,547	7,199,273
NVIT Nationwide Fund - Class I (TRF)	9,273,588	7,953,998
NVIT Nationwide Fund - Class II (TRF2)	226,123	395,652
NVIT Government Bond Fund - Class I (GBF)	8,844,458	12,422,901
NVIT Government Bond Fund - Class II (GBF2)	838,473	395,947
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	2,423,141	920,856
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,886,373	546,730
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	5,219,674	500,542
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	4,975,508	3,882,063
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	24,415,991	6,911,518
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	7,254,763	2,531,726
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	8,274,813	3,892,429
NVIT Mid Cap Index Fund - Class I (MCIF)	19,786,692	6,637,199
NVIT Money Market Fund - Class I (SAM)	250	805
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	2,275,307	1,828,193
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	1,796,332	1,960,664
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	3,408,902	4,714,647
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	3,581,721	6,520,525
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	5,037	9,851
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	7,994,699	5,609,165
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	6,431,670	8,052,173
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	8,654,904	6,739,567
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	639,923	134,724
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	1,791,130	3,517,225
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	941,716	271,606
NVIT Multi-Manager Small Company Fund - Class I (SCF)	2,168,003	1,747,816
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	1,055,416	40,262
NVIT Multi-Sector Bond Fund - Class I (MSBF)	10,504,071	6,242,091
NVIT Short Term Bond Fund - Class II (NVSTB2)	6,886,107	8,205,951
NVIT Large Cap Growth Fund - Class II (NVOLG2)	3,325,711	1,255,533
Templeton NVIT International Value Fund - Class III (NVTIV3)	387,786	40,528
Invesco NVIT Comstock Value Fund - Class II (EIF2)	866,692	29,030
NVIT Real Estate Fund - Class II (NVRE2)	2,660,671	2,405,652
NVIT Money Market Fund - Class II (NVMM2)	489,005,449	479,227,021
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	1,446,824	1,599,025
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)	1,745,214	777,451
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	309,583	103,663
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)	587,512	339,314
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)	514,147	1,455,492
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)	421,036	133,688
NVIT Small Cap Index Fund - Class II (NVSIX2)	19,008,703	6,245,380
NVIT S&P 500 Index Fund - Class I (GVEX1)	60,903,848	16,867,671
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)	636,460	265,598
Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)	455,701	96,734
7Twelve Balanced Portfolio (NO7TB)	100,671	179,782
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)	288,993	2,079,168
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)	10,636,707	11,498,081
International Growth Fund/VA - Service Shares (OVIGS)	676,933	55,074
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	7,879,589	4,186,400
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	2,325,195	938,638
PIMCO Income Portfolio: Advisor Class (PMVIV)	3,439,708	251,222
All Asset Portfolio - Advisor Class (PMVAAD)	3,037,731	3,290,408
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	1,748,199	984,211
Low Duration Portfolio - Advisor Class (PMVLAD)	3,658,440	7,926,225
Total Return Portfolio - Advisor Class (PMVTRD)	18,626,766	16,382,809
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)	1,249,464	937,354
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	2,640,448	2,038,466
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)	4,707,906	5,307,996
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	34,333,441	44,761,946
Variable Insurance Trust - Unconstrained Bond Portfolio - Advisor Class (PMUBA)	3,827,180	3,616,943
Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)	2,328,431	482,731
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Advisor Class (PMVFHV)	2,067,154	30,491
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	124,192	61,516
VIT - Goldman Sachs High Quality Floating Rate Fund - Advisor Shares (GVHQFA)	6,902,807	3,933,166
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)	355,116	191,310
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)	16,965	28,963
VP UltraShort NASDAQ-100 (PROUSN)	6,373,958	6,332,639
VP Access High Yield Fund (PROAHY)	43,945,468	67,766,661
VP Asia 30 (PROA30)	13,722,113	13,447,489
VP Banks (PROBNK)	11,640,834	12,408,857
VP Basic Materials (PROBM)	25,559,899	19,453,603
VP Bear (PROBR)	10,971,311	11,222,003
VP Biotechnology (PROBIO)	10,891,761	10,919,845
VP Bull (PROBL)	88,869,975	92,656,386
VP Consumer Goods (PROCG)	11,400,400	12,672,984
VP Consumer Services (PROCS)	13,226,607	11,212,940
VP Emerging Markets (PROEM)	19,962,759	16,530,879
VP Europe 30 (PROE30)	7,415,622	6,592,262
VP Financials (PROFIN)	15,158,367	17,129,246
VP Health Care (PROHC)	16,810,162	15,601,929
VP Industrials (PROIND)	24,623,874	23,661,134
VP International (PROINT)	10,525,384	7,242,270
VP Internet (PRONET)	3,974,545	3,725,740
VP Japan (PROJP)	2,386,892	2,389,082
VP NASDAQ-100 (PRON)	52,214,166	54,729,333
VP Oil & Gas (PROOG)	5,940,725	7,603,057
VP Pharmaceuticals (PROPHR)	2,748,813	3,399,603
VP Precious Metals (PROPM)	8,753,245	8,903,669
VP Real Estate (PRORE)	10,154,033	10,448,814
VP Rising Rates Opportunity (PRORRO)	12,112,559	14,693,246
VP Semiconductor (PROSCN)	8,543,866	7,351,343
VP Short Emerging Markets (PROSEM)	4,049,328	3,967,864
VP Short International (PROSIN)	1,029,155	1,389,071
VP Short NASDAQ-100 (PROSN)	4,251,933	4,733,195
VP Technology (PROTEC)	20,947,924	14,916,116
VP Telecommunications (PROTEL)	6,702,285	6,770,368
VP U.S. Government Plus (PROGVP)	20,240,765	20,606,357
VP UltraNASDAQ-100 (PROUN)	64,406,545	67,036,392
VP Utilities (PROUTL)	14,797,869	15,217,446
VT Equity Income Fund: Class IB (PVEIB)	1,711,683	135,773
Global Managed Futures Strategy (RVMFU)	1,144,963	2,020,648
Variable Fund - Long Short Equity Fund (RSRF)	816,095	1,859,375
Variable Trust - Banking Fund (RBKF)	7,905,307	10,182,513
Variable Trust - Basic Materials Fund (RBMF)	6,644,992	7,663,215
Variable Trust - Biotechnology Fund (RBF)	16,420,581	16,535,159
Variable Trust - Commodities Strategy Fund (RVCMD)	3,327,093	3,872,862
Variable Trust - Consumer Products Fund (RCPF)	8,417,806	10,935,648
Variable Trust - Dow 2x Strategy Fund (RVLDD)	71,386,109	75,800,153
Variable Trust - Electronics Fund (RELF)	15,475,096	15,315,865
Variable Trust - Energy Fund (RENF)	17,836,645	23,127,093
Variable Trust - Energy Services Fund (RESF)	25,602,602	27,506,518
Variable Trust - Europe 1.25x Strategy Fund (RLCE)	6,180,908	4,862,469
Variable Trust - Financial Services Fund (RFSF)	10,662,146	13,703,741
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)	40,261,268	41,965,879
Variable Trust - Health Care Fund (RHCF)	16,609,878	16,978,492
Variable Trust - Internet Fund (RINF)	15,249,910	16,562,509
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	70,806,356	66,968,285
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)	16,126,727	16,050,609
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)	2,110,367	2,142,269
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)	2,938,202	3,132,070
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)	32,997,103	42,361,157
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)	14,490,283	14,582,456
Variable Trust - Japan 2x Strategy Fund (RLCJ)	4,219,267	4,202,827
Variable Trust - Leisure Fund (RLF)	6,006,027	7,362,642
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)	7,159,698	17,900,898
Variable Fund - Multi-Hedge Strategies (RVARS)	487,709	2,037,286
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)	42,435,741	32,404,762
Variable Trust - NASDAQ-100(R) Fund (ROF)	41,712,916	41,051,497
Variable Trust - Nova Fund (RNF)	67,726,593	74,027,108
Variable Trust - Precious Metals Fund (RPMF)	29,009,886	29,148,050
Variable Trust - Real Estate Fund (RREF)	10,067,531	10,635,226
Variable Trust - Retailing Fund (RRF)	7,024,587	6,895,048
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)	24,812,375	24,935,847
Variable Trust - S&P 500 2x Strategy Fund (RTF)	36,724,372	36,004,461
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)	59,309,657	58,494,422
Variable Trust - S&P 500 Pure Value Fund (RVLCV)	16,948,922	21,221,306
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)	19,452,839	22,960,161
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)	6,740,188	15,785,404
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)	19,315,761	17,775,706
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)	13,149,719	18,148,231
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)	2,315,810	3,304,547
Variable Trust - Technology Fund (RTEC)	16,729,452	17,235,222
Variable Trust - Telecommunications Fund (RTEL)	6,051,657	6,480,273
Variable Trust - Transportation Fund (RTRF)	14,599,643	15,594,638
Variable Trust - Utilities Fund (RUTL)	10,567,857	11,911,621
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)	3,940,327	3,930,028
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)	11,240,694	20,103,694
Rydex Variable Trust - High Yield Strategy Fund (RHYS)	1,213,840	1,523,279
Health Sciences Portfolio - II (TRHS2)	3,566,757	635,782
VanEck VIP Global Gold Fund: Service Class (VVGGS)	1,407,823	903,225
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	2,931,650	684,127
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	1,759,482	2,903,625
Variable Insurance Portfolios - Asset Strategy (WRASP)	2,478,917	5,031,056
Variable Insurance Portfolios - Energy (WRENG)	774,636	434,315
Mariner Hyman Beck Portfolio: Class 2 (obsolete) (NOVMH2)	463,505	5,771,937
Lazard NVIT Flexible Opportunistic Strategies Fund P (obsolete) (NLFOSP)	238,646	3,235,782
NVIT Flexible Fixed Income Fund Class P (obsolete) (NVFIP)	80,587	1,399,116
NVIT Flexible Moderate Growth Fund Class P (obsolete) (NVFMGP)	181,385	5,316,461
Pioneer Emerging Markets VCT Portfolio - Class II (obsolete) (PIVEM2)	481,000	1,049,871
Guggenheim Variable Fund - CLS Global Diversified Equity Fund (obsolete) (RVAMR)	33,892	2,089,956
Guggenheim Variable Fund - CLS Global Growth Fund (obsolete) (RVBER)	174,025	1,664,193
Guggenheim Variable Fund - CLS Growth and Income Fund (obsolete) (RVCLR)	96,384	2,483,060

	$2,710,032,591	$2,545,739,140

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2017	0.65%	to	1.95%	68,932	$15.15	to	$13.88	$991,289	1.30%	14.87%	to	13.37%
2016	0.65%	to	2.15%	78,745	13.19	to	12.10	996,951	1.67%	3.77%	to	2.20%
2015	0.45%	to	2.30%	128,797	12.83	to	11.76	1,580,842	1.83%	0.84%	to	-1.04%
2014	0.45%	to	2.15%	153,152	12.73	to	11.95	1,884,398	1.93%	6.63%	to	4.81%
2013	0.45%	to	2.15%	107,843	11.93	to	11.40	1,257,501	2.48%	15.75%	to	13.77%
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2017	0.45%	to	2.15%	345,432	9.89	to	9.21	3,279,599	1.84%	-1.28%	to	-2.97%
2016	0.45%	to	2.35%	358,668	10.02	to	9.43	3,477,234	2.45%	40.16%	to	37.50%
2015	0.45%	to	2.20%	274,435	7.15	to	6.88	1,917,607	0.54%	-38.20%	to	-39.29%
2014	0.45%	to	2.20%	475,016	11.57	to	11.33	5,434,050	0.26%	11.41%	to	9.45%
2013	1.25%	to	1.55%	15,416			10.37	159,842	0.00%			3.65%	****
VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)
2017	0.45%	to	2.45%	165,617	13.49	to	12.66	2,167,984	2.94%	24.40%	to	21.91%
2016	0.45%	to	2.45%	117,739	10.84	to	10.38	1,248,775	0.81%	7.49%	to	5.33%
2015	0.45%	to	2.15%	104,224	10.09	to	9.89	1,038,760	0.10%	-1.76%	to	-3.44%
VP Income & Growth Fund - Class I (ACVIG)
2017	0.45%	to	2.50%	870,056	12.61	to	11.93	10,656,962	2.29%	19.94%	to	17.48%
2016	0.45%	to	2.50%	1,076,663	10.51	to	10.15	11,112,424	2.37%	12.97%	to	10.66%
2015	0.45%	to	2.50%	1,022,727	9.30	to	9.17	9,445,328	1.68%	-6.97%	to	-8.26%	****
VP Inflation Protection Fund - Class II (ACVIP2)
2017	0.45%	to	2.50%	1,186,025	11.16	to	9.72	12,407,961	2.60%	3.21%	to	1.09%
2016	0.45%	to	2.50%	1,071,068	10.81	to	9.61	10,911,902	1.87%	3.92%	to	1.78%
2015	0.45%	to	2.50%	1,010,449	10.41	to	9.44	9,983,448	1.92%	-2.91%	to	-4.91%
2014	0.45%	to	2.50%	1,010,075	10.72	to	9.93	10,389,097	1.45%	2.83%	to	0.72%
2013	0.45%	to	2.50%	642,753	10.42	to	9.86	6,514,580	1.62%	-8.89%	to	-10.77%
VP Ultra(R) Fund - Class I (ACVU1)
2017	1.15%	to	1.60%	87,915	13.46	to	13.30	1,181,385	0.38%	30.71%	to	30.12%
2016	1.15%	to	1.60%	94,836	10.30	to	10.22	975,870	0.31%	3.25%	to	2.78%
2015	1.15%	to	1.60%	112,066	9.97	to	9.94	1,117,319	0.00%	-0.25%	to	-0.56%	****
VP Value Fund - Class I (ACVV)
2017	0.45%	to	2.50%	1,589,424	12.25	to	11.59	18,927,420	1.59%	8.26%	to	6.04%
2016	0.45%	to	2.50%	2,147,337	11.31	to	10.93	23,859,220	1.79%	19.94%	to	17.48%
2015	0.45%	to	2.50%	1,652,567	9.43	to	9.30	15,492,064	1.57%	-5.69%	to	-6.99%	****
Global Small Capitalization Fund - Class 4 (AMVGS4)
2017	0.45%	to	2.45%	353,136	14.79	to	13.45	5,000,982	0.40%	25.06%	to	22.56%
2016	0.45%	to	2.50%	275,505	11.82	to	10.96	3,140,585	0.11%	1.39%	to	-0.69%
2015	0.45%	to	2.45%	255,289	11.66	to	11.05	2,897,476	0.00%	-0.47%	to	-2.47%
2014	0.45%	to	2.45%	147,152	11.72	to	11.33	1,692,177	0.07%	1.42%	to	-0.61%
2013	0.45%	to	2.45%	97,190	11.55	to	11.40	1,115,290	0.18%	15.53%	to	13.97%	****
Insurance Series(R) - International Fund: Class 4 (AMVI4)
2017	0.85%	to	1.65%	354,380	11.97	to	11.73	4,207,780	1.76%	30.78%	to	29.73%
2016	0.85%	to	1.65%	127,026	9.15	to	9.04	1,157,757	2.05%	2.34%	to	1.52%
2015	1.00%	to	1.55%	25,800	8.93	to	8.91	230,426	1.45%	-10.66%	to	-10.89%	****
Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2017	0.85%	to	1.65%	951,787	13.06	to	12.80	12,347,413	2.26%	15.71%	to	14.78%
2016	0.85%	to	1.65%	559,287	11.28	to	11.15	6,285,503	3.09%	17.49%	to	16.55%
2015	1.00%	to	1.65%	105,055	9.60	to	9.57	1,007,580	2.61%	-4.02%	to	-4.32%	****
Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2017	0.85%	to	1.65%	331,584	12.38	to	12.14	4,078,377	1.08%	27.97%	to	26.94%
2016	0.85%	to	1.65%	128,536	9.68	to	9.56	1,238,822	1.11%	4.15%	to	3.31%
2015	1.00%	to	1.65%	19,342	9.28	to	9.26	179,408	0.41%	-7.15%	to	-7.44%	****
Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2017	0.45%	to	2.40%	1,066,106	11.16	to	10.49	11,572,472	2.61%	12.14%	to	9.95%
2016	0.45%	to	2.50%	774,341	9.95	to	9.52	7,548,638	3.17%	3.32%	to	1.20%
2015	0.45%	to	2.15%	381,441	9.63	to	9.45	3,629,367	2.89%	-2.23%	to	-3.90%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock High Yield V.I. Fund -Class III (BRVHY3)
2017	0.85%	to	1.65%	835,402	$11.11	to	$10.88	$9,214,718	4.82%	6.17%	to	5.32%
2016	1.00%	to	1.65%	608,034	10.44	to	10.33	6,337,471	5.14%	11.69%	to	10.96%
2015	1.00%	to	1.35%	42,539	9.34	to	9.33	397,214	1.72%	-6.56%	to	-6.73%	****
BlackRock Total Return V.I. Fund -Class III (BRVTR3)
2017	0.45%	to	2.10%	210,802	10.21	to	9.93	2,120,898	2.19%	2.74%	to	1.04%
2016	0.45%	to	1.80%	57,049	9.93	to	9.85	563,358	0.93%	-0.66%	to	-1.55%	****
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
2017	0.45%	to	2.45%	520,013	12.99	to	12.56	6,657,428	1.72%	15.97%	to	13.65%
2016	0.45%	to	2.45%	235,495	11.20	to	11.05	2,621,653	1.38%	12.01%	to	10.52%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2017	0.45%	to	2.45%	2,218,348	14.94	to	12.79	30,721,011	1.29%	13.20%	to	10.93%
2016	0.45%	to	2.45%	2,311,445	13.20	to	11.53	28,513,844	1.19%	3.34%	to	1.27%
2015	0.45%	to	2.35%	2,548,870	12.78	to	11.46	30,683,389	1.08%	-1.45%	to	-3.33%
2014	0.45%	to	2.45%	2,368,131	12.96	to	11.79	29,246,367	2.43%	1.47%	to	-0.57%
2013	0.45%	to	2.45%	2,020,857	12.78	to	11.86	24,936,791	1.21%	13.90%	to	11.61%
VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)
2017	0.45%	to	2.10%	84,130	11.48	to	10.89	941,443	1.96%	14.21%	to	12.32%
2016	0.45%	to	1.95%	62,139	10.05	to	9.73	612,405	2.06%	5.68%	to	4.10%
2015	0.45%	to	1.95%	53,940	9.51	to	9.35	508,135	3.96%	-4.42%	to	-5.86%
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2017	0.85%	to	1.95%	51,790	10.24	to	10.16	529,033	3.26%	2.38%	to	1.63%	****
Variable Portfolio - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)
2017	0.45%	to	1.85%	145,404	10.17	to	10.08	1,471,759	0.07%	1.73%	to	0.78%	****
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
2017	0.45%	to	2.10%	132,501	6.26	to	5.51	777,238	7.97%	1.06%	to	-0.61%
2016	0.45%	to	2.10%	125,124	6.19	to	5.54	732,990	0.00%	11.52%	to	9.67%
2015	0.45%	to	2.15%	86,189	5.55	to	5.04	455,552	0.00%	-25.43%	to	-26.71%
2014	0.45%	to	2.15%	72,108	7.45	to	6.87	513,524	0.00%	-17.38%	to	-18.80%
2013	0.45%	to	2.10%	77,903	9.02	to	8.48	678,614	0.00%	-10.67%	to	-12.16%
VIP Small Cap Value Series: Service Class (DWVSVS)
2017	0.85%	to	1.65%	209,290	13.18	to	12.92	2,737,070	0.61%	10.81%	to	9.92%
2016	0.85%	to	1.65%	92,656	11.90	to	11.76	1,096,723	0.45%	29.97%	to	28.93%
2015	1.00%	to	1.65%	25,034	9.15	to	9.12	228,790	0.00%	-8.53%	to	-8.81%	****
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
2017	0.45%	to	2.50%	558,036	13.96	to	12.94	7,555,041	0.71%	14.52%	to	12.17%
2016	0.45%	to	2.50%	476,403	12.19	to	11.53	5,653,750	0.65%	14.68%	to	12.33%
2015	0.45%	to	2.50%	249,038	10.63	to	10.27	2,598,864	0.32%	-2.95%	to	-4.95%
2014	1.15%	to	2.50%	107,020	10.90	to	10.80	1,163,467	0.00%	9.01%	to	8.01%	****
Floating-Rate Income Fund (ETVFR)
2017	0.45%	to	2.50%	1,064,001	10.76	to	10.18	11,165,012	3.27%	2.98%	to	0.86%
2016	0.45%	to	2.50%	816,617	10.45	to	10.10	8,406,005	3.39%	8.46%	to	6.23%
2015	0.45%	to	2.45%	214,276	9.64	to	9.51	2,051,353	1.94%	-3.63%	to	-4.94%	****
Quality Bond Fund II - Primary Shares (FQB)
2017			1.30%	300			18.04	5,413	3.23%			2.69%
2016			1.30%	300			17.57	5,271	3.54%			2.48%
2015			1.30%	300			17.15	5,144	3.75%			-1.54%
2014			1.30%	301			17.41	5,241	3.71%			2.44%
2013			1.30%	301			17.00	5,116	4.17%			-0.28%
Contrafund(R)Portfolio - Service Class 2 (FC2)
2017	0.95%	to	1.60%	525,400	13.90	to	12.26	6,488,907	0.76%	19.98%	to	19.65%
2016	0.95%	to	1.60%	595,707	11.59	to	10.25	6,132,562	0.58%	6.22%	to	6.01%
2015	0.95%	to	1.60%	704,451	10.91	to	9.67	6,822,487	0.77%	-3.19%	to	-3.34%	****
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
2017	0.45%	to	2.00%	38,626	14.22	to	12.81	517,922	1.58%	13.23%	to	11.47%
2016	0.45%	to	2.00%	46,733	12.56	to	11.49	555,189	0.74%	2.38%	to	0.79%
2015	0.45%	to	2.45%	129,762	12.27	to	11.16	1,512,698	1.31%	-0.51%	to	-2.51%
2014	0.45%	to	2.45%	155,125	12.33	to	11.45	1,844,933	1.27%	5.06%	to	2.95%
2013	0.45%	to	2.45%	167,158	11.74	to	11.12	1,912,478	1.54%	14.82%	to	12.51%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Balanced Portfolio - Service Class 2 (FB2)
2017	0.45%	to	2.20%	895,955	$12.13	to	$11.78	$10,533,134	1.61%	15.59%	to	13.57%
2016	1.00%	to	2.20%	405,804	10.26	to	10.37	4,158,481	2.50%	5.91%	to	3.72%	****
2015	1.00%	to	1.35%	23,700	9.69	to	9.67	229,553	2.14%	-3.11%	to	-3.27%	****
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2017	0.45%	to	2.50%	943,635	12.26	to	11.60	11,262,432	1.30%	12.14%	to	9.84%
2016	0.45%	to	2.50%	1,313,407	10.94	to	10.56	14,113,445	2.21%	17.18%	to	14.78%
2015	0.45%	to	2.50%	1,281,852	9.33	to	9.20	11,889,520	2.78%	-6.68%	to	-7.97%	****
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
2017	0.45%	to	2.15%	545,942	13.15	to	12.78	7,075,353	1.26%	16.09%	to	14.11%
2016	0.45%	to	2.15%	300,528	11.33	to	11.20	3,382,186	3.99%	13.26%	to	11.98%	****
VIP Growth Portfolio - Service Class 2 (FG2)
2017	0.45%	to	2.50%	4,287,653	13.88	to	13.13	57,890,751	0.08%	34.21%	to	31.46%
2016	0.45%	to	2.50%	3,666,543	10.34	to	9.99	37,249,353	0.00%	0.10%	to	-1.96%
2015	0.45%	to	2.50%	4,519,108	10.33	to	10.19	46,393,370	0.06%	3.29%	to	1.86%	****
VIP High Income Portfolio - Service Class 2 (FHI2)
2017	0.45%	to	2.50%	502,854	11.09	to	10.49	5,454,513	3.64%	6.43%	to	4.25%
2016	0.45%	to	2.50%	877,393	10.42	to	10.06	9,055,287	7.79%	13.66%	to	11.32%
2015	0.45%	to	2.50%	437,803	9.17	to	9.04	3,984,150	5.70%	-8.34%	to	-9.61%	****
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2017	0.45%	to	1.90%	452,149	10.39	to	10.14	4,637,941	2.69%	3.53%	to	2.02%
2016	0.45%	to	1.90%	215,943	10.03	to	9.94	2,154,165	0.60%	0.32%	to	-0.65%	****
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2017	0.85%	to	1.85%	272,613	11.23	to	10.16	3,034,761	1.75%	2.89%	to	1.62%	****
2016	0.85%	to	1.65%	148,880	10.91	to	10.78	1,617,819	2.02%	4.57%	to	3.73%
2015	1.00%	to	1.65%	29,685	10.43	to	10.40	309,371	3.27%	4.28%	to	3.96%	****
VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)
2017	0.45%	to	2.35%	1,071,626	11.12	to	10.47	11,559,537	3.76%	7.06%	to	5.03%
2016	0.45%	to	2.20%	887,744	10.39	to	10.00	9,039,903	6.25%	7.53%	to	5.65%
2015	0.45%	to	2.00%	225,260	9.66	to	9.49	2,151,273	4.66%	-2.38%	to	-3.90%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2017	0.45%	to	2.50%	1,547,679	12.67	to	11.50	18,677,157	4.36%	9.18%	to	6.94%
2016	0.45%	to	2.50%	1,307,754	11.61	to	10.76	14,570,222	4.84%	13.51%	to	11.18%
2015	0.45%	to	2.50%	1,181,994	10.23	to	9.67	11,714,749	4.62%	-7.47%	to	-9.38%
2014	0.45%	to	2.50%	1,200,924	11.05	to	10.68	13,052,206	5.42%	4.15%	to	2.00%
2013	0.45%	to	2.50%	248,403	10.61	to	10.47	2,616,861	0.71%	6.13%	to	4.67%	****
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2017	0.45%	to	2.40%	634,363	14.01	to	12.77	8,479,159	1.81%	8.11%	to	6.00%
2016	0.45%	to	2.15%	496,721	12.95	to	12.16	6,200,340	1.68%	11.67%	to	9.77%
2015	0.45%	to	2.20%	473,617	11.60	to	11.06	5,339,249	3.02%	-4.08%	to	-5.77%
2014	0.45%	to	2.45%	336,122	12.09	to	11.69	3,991,939	2.36%	5.23%	to	3.12%
2013	0.45%	to	2.45%	390,390	11.49	to	11.34	4,461,802	0.63%	14.93%	to	13.38%	****
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2017	0.45%	to	2.20%	1,476,886	9.84	to	9.38	14,231,210	0.00%	1.47%	to	-0.31%
2016	0.45%	to	2.15%	901,438	9.70	to	9.42	8,621,570	0.00%	2.48%	to	0.73%
2015	0.45%	to	2.15%	342,398	9.46	to	9.35	3,218,445	1.18%	-5.38%	to	-6.47%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2017	0.45%	to	2.20%	264,369	17.45	to	15.23	4,339,503	2.75%	11.48%	to	9.52%
2016	0.45%	to	2.20%	252,098	15.65	to	13.91	3,737,817	3.80%	12.67%	to	10.70%
2015	0.45%	to	2.20%	294,082	13.89	to	12.56	3,890,937	2.89%	-6.63%	to	-8.28%
2014	0.45%	to	2.45%	435,151	14.88	to	13.53	6,223,331	2.81%	2.39%	to	0.33%
2013	0.45%	to	2.45%	444,351	14.53	to	13.49	6,273,995	9.76%	23.21%	to	20.74%
VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)
2017	0.45%	to	2.45%	388,060	12.18	to	11.20	4,545,579	3.69%	9.34%	to	7.15%
2016	0.45%	to	2.50%	455,236	11.14	to	10.44	4,916,721	0.23%	11.01%	to	8.74%
2015	0.45%	to	2.45%	272,309	10.03	to	9.61	2,669,933	4.05%	-4.83%	to	-6.74%
2014	1.15%	to	2.40%	177,984	10.46	to	10.31	1,852,143	0.00%	4.49%	to	3.17%
2013	1.15%	to	1.95%	9,981	10.01	to	10.00	99,864	0.00%	0.09%	to	-0.02%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VI International Growth Fund - Series II Shares (AVIE2)
2017	0.85%	to	1.55%	62,932	$11.13	to	$10.94	$697,477	1.51%	21.69%	to	20.83%
2016	0.85%	to	1.30%	30,497	9.15	to	9.09	278,068	1.20%	-1.54%	to	-1.98%
2015	1.00%	to	1.30%	8,736	9.28	to	9.27	81,042	0.00%	-7.17%	to	-7.30%	****
V.I. Equally-Weighted S&P 500 Fund - Series II Shares (IVEW52)
2017	0.85%	to	1.65%	587,646	12.59	to	12.34	7,343,553	0.81%	17.33%	to	16.38%
2016	0.85%	to	1.65%	373,806	10.73	to	10.61	3,991,196	0.50%	12.98%	to	12.07%
2015	1.00%	to	1.65%	65,660	9.49	to	9.46	622,614	0.65%	-5.07%	to	-5.37%	****
Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
2017	0.85%	to	1.65%	91,508	11.56	to	11.33	1,048,851	1.31%	15.86%	to	14.92%
2016	0.85%	to	1.55%	74,694	9.97	to	9.87	741,880	5.50%	4.94%	to	4.20%
2015	1.35%	to	1.55%	8,101	9.48	to	9.47	76,802	1.48%	-5.18%	to	-5.27%	****
Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
2017	1.00%	to	1.35%	47,073	11.24	to	11.15	525,849	4.13%	10.59%	to	10.20%
2016	1.00%	to	1.35%	35,656	10.17	to	10.11	361,120	9.41%	5.14%	to	4.77%
2015			1.00%	1,055			9.67	10,201	0.00%			-3.31%	****
Balanced Portfolio: Service Shares (JABS)
2017	0.85%	to	1.65%	426,456	11.95	to	11.71	5,055,302	1.54%	17.13%	to	16.19%
2016	1.00%	to	1.65%	200,293	10.18	to	10.08	2,032,372	2.42%	3.28%	to	2.61%
2015	1.00%	to	1.55%	9,305	9.86	to	9.83	91,645	0.59%	-1.44%	to	-1.70%	****
Enterprise Portfolio: Service Shares (JAMGS)
2017	0.85%	to	1.65%	386,442	13.57	to	13.30	5,205,967	0.55%	26.01%	to	25.00%
2016	0.85%	to	1.65%	218,334	10.77	to	10.64	2,341,082	0.74%	11.15%	to	10.26%
2015	1.00%	to	1.65%	80,168	9.68	to	9.65	775,544	0.31%	-3.20%	to	-3.49%	****
Flexible Bond Portfolio: Service Shares (JAFBS)
2017	0.85%	to	1.65%	379,665	10.34	to	10.14	3,893,991	2.66%	2.48%	to	1.65%
2016	0.85%	to	1.65%	308,197	10.09	to	9.97	3,094,461	2.90%	1.36%	to	0.54%
2015	1.00%	to	1.65%	68,097	9.95	to	9.92	676,857	1.05%	-0.52%	to	-0.83%	****
Global Technology Portfolio: Service Shares (JAGTS)
2017	0.85%	to	1.65%	274,974	16.32	to	16.00	4,453,103	0.43%	43.69%	to	42.53%
2016	0.85%	to	1.65%	131,313	11.36	to	11.23	1,484,828	0.08%	12.89%	to	11.98%
2015	1.00%	to	1.65%	26,006	10.06	to	10.03	261,332	0.00%	0.57%	to	0.26%	****
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2017	0.45%	to	2.50%	1,365,738	11.44	to	10.39	14,984,496	1.94%	27.25%	to	24.64%
2016	0.45%	to	2.50%	1,022,688	8.99	to	8.33	8,883,121	1.34%	20.24%	to	17.77%
2015	0.45%	to	2.35%	511,206	7.48	to	7.10	3,720,343	1.44%	-20.42%	to	-21.94%
2014	0.45%	to	2.35%	420,710	9.40	to	9.10	3,890,330	3.06%	-5.07%	to	-6.88%
2013	0.45%	to	2.15%	155,773	9.90	to	9.79	1,534,818	2.03%	-1.01%	to	-2.14%	****
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
2017	0.45%	to	2.35%	444,473	11.45	to	10.47	4,873,284	3.41%	7.94%	to	5.89%
2016	0.45%	to	2.35%	363,716	10.61	to	9.88	3,722,218	6.68%	14.84%	to	12.65%
2015	0.45%	to	2.35%	255,323	9.24	to	8.77	2,289,976	6.52%	-6.50%	to	-8.29%
2014	0.45%	to	2.20%	189,589	9.88	to	9.59	1,836,652	1.34%	-1.95%	to	-3.68%
2013	0.45%	to	2.15%	1,421,771	10.08	to	9.96	14,237,535	7.51%	0.75%	to	-0.40%	****
ClearBridge Variable Aggressive Growth Portfolio - Class II (LPVCA2)
2017	0.85%	to	1.65%	288,030	10.67	to	10.46	3,065,649	0.35%	15.00%	to	14.08%
2016	1.00%	to	1.55%	68,796	9.26	to	9.18	635,195	0.49%	-0.07%	to	-0.62%
2015	1.00%	to	1.30%	24,088	9.27	to	9.25	222,999	0.10%	-7.34%	to	-7.47%	****
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
2017			1.30%	106,884			17.11	1,828,586	1.37%			13.35%
2016			1.30%	111,959			15.09	1,689,874	1.36%			11.54%
2015			1.30%	141,325			13.53	1,912,475	1.48%			-4.13%
2014			1.30%	142,858			14.12	2,016,515	1.72%			10.26%
2013			1.30%	167,040			12.80	2,138,524	1.60%			30.65%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
2017	1.00%	to	1.65%	117,267	$12.03	to	$11.84	$1,404,228	0.00%	22.68%	to	21.87%
2016	1.00%	to	1.35%	78,330	9.81	to	9.76	765,853	0.00%	4.49%	to	4.12%
2015	1.00%	to	1.65%	13,902	9.39	to	9.36	130,327	0.00%	-6.13%	to	-6.42%	****
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2017	0.45%	to	2.15%	359,520	10.37	to	10.08	3,759,228	3.05%	3.40%	to	1.64%
2016	0.45%	to	2.15%	236,073	10.03	to	9.92	2,396,849	3.86%	0.31%	to	-0.83%	****
2015	1.00%	to	1.65%	45,344	9.91	to	9.88	449,138	5.68%	-0.89%	to	-1.19%	****
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2017	0.85%	to	1.65%	511,301	10.28	to	10.08	5,220,955	3.74%	1.32%	to	0.51%
2016	0.85%	to	1.35%	361,756	10.15	to	10.07	3,655,324	4.91%	2.59%	to	2.08%
2015	0.85%	to	1.35%	63,112	9.89	to	9.87	623,548	4.12%	-1.10%	to	-1.33%	****
MainStay VP Convertible Portfolio: Service 2 Class (MNCPS2)
2017	0.45%	to	2.10%	180,730	12.21	to	11.88	2,179,055	1.42%	11.10%	to	9.27%
2016	0.85%	to	1.95%	70,314	10.96	to	10.88	769,389	1.06%	9.65%	to	8.84%	****
MFS Mid Cap Value Portfolio - Service Class (MV3MVS)
2017	0.85%	to	1.65%	202,203	12.06	to	11.82	2,418,880	1.15%	12.45%	to	11.54%
2016	0.85%	to	1.65%	107,689	10.72	to	10.59	1,149,406	0.75%	14.78%	to	13.86%
2015	1.00%	to	1.30%	25,909	9.33	to	9.32	241,672	0.13%	-6.66%	to	-6.80%	****
VIT II - MFS Blended Research Core Equity Portfolio- Service Class (MVBRES)
2017	0.85%	to	1.65%	169,998	12.29	to	12.05	2,075,832	1.35%	19.45%	to	18.49%
2016	0.85%	to	1.55%	154,555	10.29	to	10.18	1,584,262	1.46%	7.26%	to	6.50%
2015	1.00%	to	1.55%	40,006	9.59	to	9.56	383,160	0.00%	-4.15%	to	-4.40%	****
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
2017	0.45%	to	2.45%	216,134	13.10	to	11.44	2,647,545	2.81%	10.09%	to	7.88%
2016	0.45%	to	2.45%	251,334	11.90	to	10.60	2,817,254	0.00%	5.51%	to	3.39%
2015	0.45%	to	2.20%	226,821	11.28	to	10.38	2,428,074	4.94%	-2.93%	to	-4.64%
2014	0.45%	to	2.20%	230,786	11.62	to	10.88	2,575,329	2.96%	3.78%	to	1.95%
2013	0.65%	to	2.20%	132,266	11.13	to	10.68	1,439,574	3.25%	7.84%	to	6.15%
Utilities Series - Service Class (MVUSC)
2017	0.85%	to	1.65%	139,076	10.55	to	10.35	1,455,825	4.26%	13.52%	to	12.61%
2016	0.85%	to	1.65%	91,233	9.30	to	9.19	844,273	4.90%	10.29%	to	9.41%
2015	1.00%	to	1.35%	18,111	8.42	to	8.41	152,399	0.00%	-15.76%	to	-15.90%	****
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2017	0.85%	to	1.65%	713,454	12.66	to	12.41	8,974,206	1.41%	25.74%	to	24.73%
2016	0.85%	to	1.65%	466,163	10.07	to	9.95	4,676,219	1.34%	2.96%	to	2.13%
2015	1.00%	to	1.55%	76,130	9.78	to	9.75	743,738	0.00%	-2.25%	to	-2.50%	****
The Merger Fund VL (MGRFV)
2017	0.45%	to	2.40%	364,743	10.43	to	9.62	3,671,054	0.00%	2.10%	to	0.11%
2016	0.45%	to	2.50%	322,387	10.22	to	9.57	3,201,135	0.86%	1.98%	to	-0.11%
2015	0.45%	to	2.45%	248,518	10.02	to	9.60	2,440,575	3.23%	-1.35%	to	-3.33%
2014	0.45%	to	2.45%	102,527	10.16	to	9.93	1,028,059	1.94%	0.92%	to	-1.11%
2013	1.40%	to	1.60%	769			10.05	7,729	0.29%			0.50%	****
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
2017	0.45%	to	2.45%	592,022	11.73	to	10.89	6,725,481	2.02%	12.04%	to	9.80%
2016	0.45%	to	2.50%	446,629	10.47	to	9.91	4,562,295	2.22%	14.45%	to	12.10%
2015	0.45%	to	2.45%	257,517	9.15	to	8.84	2,319,723	1.72%	-14.27%	to	-16.00%
2014	0.45%	to	2.45%	159,377	10.67	to	10.53	1,688,966	0.00%	6.72%	to	5.28%	****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2017	0.45%	to	2.50%	836,569	13.38	to	11.65	10,549,686	5.29%	9.09%	to	6.85%
2016	0.45%	to	2.50%	642,260	12.27	to	10.90	7,457,620	5.46%	10.08%	to	7.82%
2015	0.45%	to	2.50%	496,196	11.14	to	10.11	5,257,235	5.24%	-1.62%	to	-3.65%
2014	0.45%	to	2.50%	314,954	11.33	to	10.49	3,414,099	5.48%	2.43%	to	0.32%
2013	0.45%	to	2.50%	136,329	11.06	to	10.46	1,465,404	2.97%	-9.17%	to	-11.04%
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II (MSVGT2)
2017	1.00%	to	2.15%	141,790	12.87	to	11.91	1,767,940	1.03%	14.81%	to	13.48%
2016	1.00%	to	2.10%	139,046	11.21	to	10.52	1,517,012	0.00%	4.44%	to	3.28%
2015	1.15%	to	2.10%	145,377	10.66	to	10.19	1,522,443	1.63%	-7.60%	to	-8.49%
2014	0.65%	to	2.10%	133,415	11.75	to	11.13	1,518,753	0.77%	1.33%	to	-0.15%
2013	1.15%	to	2.20%	94,227	11.44	to	11.12	1,068,006	0.09%	14.42%	to	13.21%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Global Real Estate Portfolio - Class II (VKVGR2)
2017	0.45%	to	2.50%	1,081,412	$13.75	to	$11.97	$14,022,593	2.38%	9.21%	to	6.97%
2016	0.45%	to	2.50%	942,836	12.59	to	11.19	11,248,409	1.36%	2.66%	to	0.55%
2015	0.45%	to	2.50%	666,394	12.26	to	11.13	7,773,755	2.18%	-1.86%	to	-3.88%
2014	0.45%	to	2.50%	541,529	12.50	to	11.58	6,508,503	0.77%	13.34%	to	11.01%
2013	0.45%	to	2.50%	252,548	11.03	to	10.43	2,700,517	3.52%	2.17%	to	0.07%
NVIT Bond Index Fund Class I (NVBX)
2017	0.45%	to	2.35%	2,234,188	10.51	to	9.90	22,847,993	2.86%	2.66%	to	0.70%
2016	0.45%	to	2.35%	1,551,608	10.24	to	9.83	15,569,058	2.17%	1.80%	to	-0.13%
2015	0.45%	to	2.35%	1,162,145	10.06	to	9.84	11,568,033	5.66%	-0.31%	to	-2.21%
NVIT International Index Fund Class I (NVIX)
2017	0.45%	to	2.50%	2,422,837	12.00	to	11.24	28,299,288	3.72%	24.32%	to	21.77%
2016	0.45%	to	2.50%	950,900	9.65	to	9.23	9,012,149	4.25%	0.47%	to	-1.59%
2015	0.45%	to	2.10%	361,849	9.61	to	9.42	3,435,888	2.82%	-1.40%	to	-3.04%
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2017	0.85%	to	1.65%	192,241	12.65	to	12.40	2,416,690	1.23%	20.66%	to	19.69%
2016	1.00%	to	1.65%	105,135	10.46	to	10.36	1,097,580	1.49%	8.95%	to	8.23%
2015	1.00%	to	1.35%	97,786	9.60	to	9.58	938,145	2.66%	-4.02%	to	-4.18%	****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2017	1.00%	to	1.65%	162,181	12.05	to	11.85	1,947,455	2.02%	16.38%	to	15.62%
2016	1.00%	to	1.30%	103,920	10.35	to	10.31	1,074,953	0.00%	7.46%	to	7.14%
2015	1.00%	to	1.30%	53,778	9.63	to	9.62	517,886	1.80%	-3.68%	to	-3.81%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2017	0.85%	to	1.65%	254,148	12.27	to	12.03	3,093,670	1.79%	7.52%	to	6.65%
2016	0.85%	to	1.65%	150,830	11.41	to	11.28	1,712,798	3.46%	19.19%	to	18.23%
2015	1.00%	to	1.35%	29,431	9.57	to	9.55	281,305	2.25%	-4.34%	to	-4.50%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2017	0.45%	to	2.50%	3,953,360	17.43	to	15.17	64,677,155	1.17%	15.27%	to	12.91%
2016	0.45%	to	2.50%	2,870,103	15.12	to	13.44	41,030,662	1.98%	8.51%	to	6.28%
2015	0.45%	to	2.50%	2,248,551	13.93	to	12.64	29,796,785	1.43%	0.53%	to	-1.54%
2014	0.45%	to	2.50%	1,778,833	13.86	to	12.84	23,660,831	1.01%	4.52%	to	2.37%
2013	0.45%	to	2.45%	1,422,066	13.26	to	12.56	18,317,071	1.62%	22.73%	to	20.27%
American Funds NVIT Bond Fund - Class II (GVABD2)
2017	0.85%	to	1.65%	374,678	10.43	to	10.23	3,878,724	1.34%	2.34%	to	1.51%
2016	0.85%	to	1.65%	237,886	10.19	to	10.07	2,413,672	3.42%	1.78%	to	0.96%
2015	1.00%	to	1.30%	13,798	10.01	to	9.99	137,950	0.00%	0.08%	to	-0.06%	****
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2017	0.85%	to	1.65%	789,133	12.54	to	12.29	9,828,596	0.83%	29.86%	to	28.81%
2016	0.85%	to	1.65%	349,659	9.65	to	9.54	3,361,364	1.92%	-0.66%	to	-1.46%
2015	0.85%	to	1.65%	102,474	9.72	to	9.68	994,946	0.15%	-2.82%	to	-3.19%	****
American Funds NVIT Growth Fund - Class II (GVAGR2)
2017	0.85%	to	1.65%	1,078,343	13.56	to	13.29	14,517,233	0.36%	26.71%	to	25.70%
2016	0.85%	to	1.55%	444,358	10.70	to	10.59	4,737,199	0.27%	8.14%	to	7.38%
2015	0.85%	to	1.55%	132,725	9.90	to	9.86	1,312,623	0.14%	-1.03%	to	-1.36%	****
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2017	0.85%	to	1.65%	920,117	12.91	to	12.65	11,780,813	1.57%	20.89%	to	19.92%
2016	0.85%	to	1.65%	368,792	10.68	to	10.55	3,919,105	1.30%	10.15%	to	9.26%
2015	0.85%	to	1.65%	110,075	9.69	to	9.66	1,065,000	0.22%	-3.08%	to	-3.44%	****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2017	0.85%	to	1.90%	315,001	11.43	to	10.99	3,545,289	5.18%	5.85%	to	4.73%
2016	0.45%	to	1.90%	279,127	10.91	to	10.49	2,977,063	4.74%	13.64%	to	11.99%
2015	0.45%	to	1.90%	255,096	9.60	to	9.37	2,415,733	4.92%	-3.05%	to	-4.46%
2014	0.45%	to	1.90%	338,008	9.90	to	9.80	3,331,555	3.65%	-0.97%	to	-1.96%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Emerging Markets Fund - Class I (GEM)
2017	0.45%	to	2.50%	649,679	$12.27	to	$11.37	$7,648,180	1.81%	40.87%	to	37.98%
2016	0.45%	to	2.50%	356,757	8.71	to	8.24	3,020,697	0.83%	7.23%	to	5.03%
2015	0.45%	to	2.50%	380,459	8.12	to	7.84	3,033,115	0.97%	-16.37%	to	-18.10%
2014	0.45%	to	2.50%	284,459	9.71	to	9.58	2,740,098	0.85%	-2.86%	to	-4.23%	****
NVIT Emerging Markets Fund - Class II (GEM2)
2017	0.85%	to	1.65%	133,227	12.70	to	12.44	1,676,003	1.50%	40.02%	to	38.90%
2016	0.85%	to	1.35%	19,341	9.07	to	9.00	174,949	1.00%	6.57%	to	6.03%
2015	1.00%	to	1.30%	12,717	8.50	to	8.49	108,102	0.00%	-14.98%	to	-15.10%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2017	1.00%	to	1.65%	114,103	11.48	to	11.29	1,302,994	2.02%	25.81%	to	24.98%
2016	1.00%	to	1.35%	36,909	9.12	to	9.08	335,814	3.48%	-0.37%	to	-0.72%
2015			1.00%	688			9.16	6,300	0.29%			-8.42%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2017	1.00%	to	2.10%	222,396	13.63	to	13.38	3,014,040	0.74%	23.52%	to	22.15%
2016	1.00%	to	1.45%	18,479	11.03	to	11.00	203,468	0.91%	10.33%	to	9.99%	****
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2017	1.00%	to	1.55%	65,533	12.41	to	12.24	812,227	0.83%	17.18%	to	16.53%
2016	1.00%	to	1.35%	23,129	10.59	to	10.54	244,488	1.17%	9.01%	to	8.63%
2015	1.00%	to	1.30%	8,905	9.72	to	9.70	86,469	1.29%	-2.83%	to	-2.97%	****
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2017	0.45%	to	2.10%	524,032	19.64	to	17.28	9,540,347	1.22%	19.26%	to	17.29%
2016	0.45%	to	2.10%	535,941	16.47	to	14.74	8,224,948	2.30%	7.88%	to	6.09%
2015	0.45%	to	2.10%	622,297	15.27	to	13.89	8,948,245	2.89%	-2.20%	to	-3.82%
2014	0.45%	to	2.10%	277,822	15.61	to	14.44	4,131,688	2.08%	4.03%	to	2.30%
2013	0.45%	to	1.90%	317,750	15.01	to	14.22	4,598,220	2.24%	28.89%	to	27.02%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2017	0.45%	to	2.50%	926,263	15.73	to	13.41	13,513,238	1.81%	11.55%	to	9.26%
2016	0.45%	to	2.50%	1,046,807	14.10	to	12.28	13,812,717	2.61%	5.63%	to	3.46%
2015	0.45%	to	2.50%	1,035,762	13.35	to	11.86	13,079,416	2.67%	-1.50%	to	-3.53%
2014	0.45%	to	2.50%	1,645,659	13.55	to	12.30	21,415,970	3.86%	3.83%	to	1.69%
2013	0.45%	to	2.30%	621,011	13.05	to	12.19	7,851,324	2.42%	14.14%	to	12.02%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2017	0.85%	to	2.50%	972,537	17.09	to	15.03	15,705,564	1.68%	14.82%	to	12.92%
2016	0.85%	to	2.50%	1,016,035	14.89	to	13.31	14,367,053	2.74%	6.41%	to	4.65%
2015	0.45%	to	2.50%	1,056,215	14.31	to	12.72	14,137,039	3.02%	-1.77%	to	-3.80%
2014	0.45%	to	2.55%	1,031,275	14.57	to	13.19	14,226,928	3.11%	4.23%	to	2.03%
2013	0.45%	to	2.50%	561,382	13.98	to	12.95	7,534,357	2.22%	20.70%	to	18.22%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2017	0.45%	to	2.30%	1,150,132	13.09	to	11.34	13,779,403	2.00%	5.88%	to	3.92%
2016	0.45%	to	2.30%	1,259,124	12.36	to	10.91	14,383,344	2.53%	4.14%	to	2.21%
2015	0.45%	to	2.30%	1,195,585	11.87	to	10.67	13,210,388	1.82%	-1.18%	to	-3.02%
2014	0.45%	to	2.30%	1,390,229	12.01	to	11.01	15,754,070	3.01%	2.87%	to	0.96%
2013	0.45%	to	2.30%	449,995	11.68	to	10.90	5,058,961	1.60%	4.46%	to	2.52%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2017	0.45%	to	2.50%	1,700,995	16.69	to	14.23	26,126,415	1.60%	13.46%	to	11.13%
2016	0.45%	to	2.50%	2,370,957	14.71	to	12.81	32,416,486	2.63%	6.26%	to	4.08%
2015	0.45%	to	2.50%	2,737,046	13.84	to	12.30	35,598,436	3.16%	-1.51%	to	-3.54%
2014	0.45%	to	2.50%	2,108,083	14.05	to	12.75	28,147,988	2.54%	4.10%	to	1.96%
2013	0.45%	to	2.50%	1,910,678	13.50	to	12.51	24,832,669	2.68%	17.27%	to	14.86%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2017	0.45%	to	2.50%	676,199	18.44	to	15.73	11,557,440	1.39%	17.54%	to	15.13%
2016	0.45%	to	2.50%	806,643	15.69	to	13.66	11,809,323	2.38%	7.11%	to	4.91%
2015	0.45%	to	2.50%	1,230,141	14.65	to	13.02	16,972,583	4.95%	-1.95%	to	-3.97%
2014	0.45%	to	2.50%	290,550	14.94	to	13.56	4,143,500	1.78%	4.09%	to	1.95%
2013	0.45%	to	2.50%	1,121,366	14.35	to	13.30	15,511,195	2.68%	23.72%	to	21.17%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2017	0.45%	to	2.50%	687,470	$14.85	to	$12.66	$9,357,076	2.01%	9.39%	to	7.15%
2016	0.45%	to	2.50%	646,126	13.58	to	11.82	8,133,921	2.64%	5.52%	to	3.36%
2015	0.45%	to	2.85%	644,930	12.87	to	11.21	7,758,763	1.88%	-1.51%	to	-3.89%
2014	0.45%	to	2.85%	1,262,452	13.06	to	11.66	15,623,836	3.95%	3.61%	to	1.12%
2013	0.45%	to	2.85%	508,881	12.61	to	11.53	6,182,259	2.43%	10.74%	to	8.07%
NVIT Core Bond Fund - Class II (NVCBD2)
2017	0.85%	to	1.65%	256,980	10.62	to	10.41	2,708,853	3.14%	3.30%	to	2.47%
2016	1.00%	to	1.65%	199,123	10.26	to	10.16	2,037,269	4.23%	3.96%	to	3.28%
2015	1.00%	to	1.35%	24,355	9.87	to	9.85	240,194	6.05%	-1.35%	to	-1.51%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2017	0.45%	to	2.40%	518,627	11.79	to	10.34	5,705,067	1.90%	3.30%	to	1.28%
2016	0.45%	to	2.50%	870,990	11.41	to	10.15	9,334,860	2.40%	2.87%	to	0.76%
2015	0.45%	to	2.45%	855,161	11.10	to	10.09	9,008,769	1.51%	-0.96%	to	-2.95%
2014	0.45%	to	2.45%	1,143,294	11.20	to	10.40	12,303,527	3.39%	4.41%	to	2.31%
2013	0.45%	to	2.45%	291,655	10.73	to	10.17	3,046,972	1.19%	-2.49%	to	-4.45%
NVIT Nationwide Fund - Class I (TRF)
2017	0.45%	to	2.30%	277,662	14.65	to	13.67	3,908,621	1.11%	19.98%	to	17.76%
2016	0.45%	to	2.30%	172,307	12.21	to	11.61	2,046,898	1.12%	10.89%	to	8.83%
2015	0.45%	to	2.50%	384,754	11.01	to	10.63	4,178,786	1.32%	0.48%	to	-1.59%
2014	0.45%	to	2.30%	293,951	10.96	to	10.82	3,208,499	0.87%	9.56%	to	8.16%	****
NVIT Nationwide Fund - Class II (TRF2)
2017	1.00%	to	1.65%	29,423	12.51	to	12.31	367,583	0.74%	19.05%	to	18.27%
2016	1.00%	to	1.65%	44,266	10.51	to	10.41	464,063	2.38%	10.05%	to	9.33%
2015	1.00%	to	1.65%	6,055	9.55	to	9.52	57,738	1.30%	-4.53%	to	-4.83%	****
NVIT Government Bond Fund - Class I (GBF)
2017	0.45%	to	2.50%	675,408	10.36	to	9.60	6,751,367	1.86%	1.63%	to	-0.46%
2016	0.45%	to	2.50%	1,042,731	10.20	to	9.64	10,343,716	1.39%	0.29%	to	-1.77%
2015	0.45%	to	2.50%	1,038,287	10.17	to	9.82	10,374,812	2.08%	-0.56%	to	-2.61%
2014	0.45%	to	2.50%	651,310	10.23	to	10.08	6,606,686	1.06%	2.26%	to	0.81%	****
NVIT Government Bond Fund - Class II (GBF2)
2017	1.00%	to	1.65%	120,964	10.01	to	9.85	1,202,942	2.06%	0.82%	to	0.16%
2016	1.00%	to	1.35%	77,350	9.93	to	9.88	765,343	2.44%	-0.52%	to	-0.87%
2015	1.00%	to	1.35%	18,436	9.98	to	9.96	183,854	2.63%	-0.21%	to	-0.37%	****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2017	0.45%	to	2.45%	553,230	13.19	to	12.24	7,028,836	1.75%	17.90%	to	15.54%
2016	0.45%	to	2.45%	466,597	11.19	to	10.59	5,082,699	1.48%	8.98%	to	6.79%
2015	0.45%	to	2.10%	528,278	10.26	to	9.98	5,332,573	1.32%	-1.44%	to	-3.08%
2014	0.45%	to	2.50%	628,850	10.41	to	10.27	6,502,909	1.48%	4.14%	to	2.67%	****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2017	0.45%	to	2.30%	601,345	12.00	to	11.20	6,983,659	2.03%	10.63%	to	8.58%
2016	0.45%	to	2.15%	498,988	10.85	to	10.36	5,285,310	2.19%	5.83%	to	4.02%
2015	0.45%	to	2.30%	346,219	10.25	to	9.93	3,493,108	1.30%	-0.62%	to	-2.47%
2014	0.45%	to	2.30%	199,407	10.32	to	10.19	2,044,443	1.75%	3.17%	to	1.85%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2017	0.45%	to	2.30%	789,291	12.62	to	11.78	9,588,941	2.23%	14.29%	to	12.18%
2016	0.45%	to	2.30%	410,422	11.04	to	10.50	4,400,063	1.94%	7.26%	to	5.27%
2015	1.00%	to	2.30%	357,957	10.20	to	9.97	3,616,429	1.37%	-1.53%	to	-2.82%
2014	0.45%	to	2.50%	411,780	10.39	to	10.25	4,252,319	2.93%	3.94%	to	2.47%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2017	0.45%	to	2.50%	1,415,301	11.14	to	10.32	15,217,663	1.98%	5.21%	to	3.05%
2016	0.45%	to	2.50%	1,352,080	10.59	to	10.01	13,922,775	2.16%	3.80%	to	1.66%
2015	0.45%	to	2.50%	1,096,796	10.20	to	9.85	10,989,145	1.57%	-0.19%	to	-2.24%
2014	0.45%	to	2.50%	978,369	10.22	to	10.08	9,933,726	1.56%	2.21%	to	0.76%	****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	0.45%	to	2.50%	5,176,800	12.35	to	11.44	61,951,035	1.92%	12.42%	to	10.11%
2016	0.45%	to	2.50%	3,963,445	10.99	to	10.39	42,502,601	2.06%	6.66%	to	4.47%
2015	0.45%	to	2.50%	3,723,008	10.30	to	9.95	37,775,766	2.54%	-0.78%	to	-2.83%
2014	0.45%	to	2.50%	1,768,302	10.38	to	10.23	18,278,859	1.53%	3.82%	to	2.35%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017	0.45%	to	2.45%	1,644,988	$12.87	to	$11.95	$20,533,358	1.82%	16.15%	to	13.83%
2016	1.00%	to	2.45%	1,352,219	10.92	to	10.50	14,623,881	2.00%	7.40%	to	5.83%
2015	0.45%	to	2.50%	1,018,739	10.26	to	9.91	10,289,593	1.80%	-1.18%	to	-3.21%
2014	0.45%	to	2.50%	719,794	10.39	to	10.24	7,430,132	1.48%	3.85%	to	2.38%	****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2017	0.45%	to	2.50%	2,012,077	11.74	to	10.88	22,854,686	2.08%	8.72%	to	6.49%
2016	0.45%	to	2.50%	1,708,962	10.80	to	10.21	17,985,057	2.35%	5.23%	to	3.07%
2015	0.45%	to	2.50%	1,217,405	10.26	to	9.91	12,277,946	1.92%	-0.48%	to	-2.53%
2014	0.45%	to	2.50%	944,676	10.31	to	10.17	9,682,645	1.48%	3.12%	to	1.66%	****
NVIT Mid Cap Index Fund - Class I (MCIF)
2017	0.45%	to	2.35%	2,265,493	13.58	to	12.78	29,986,686	1.28%	15.26%	to	13.07%
2016	0.45%	to	2.50%	1,319,288	11.78	to	11.27	15,246,746	1.81%	19.75%	to	17.29%
2015	0.45%	to	2.10%	392,371	9.84	to	9.65	3,816,989	1.47%	-2.97%	to	-4.58%
NVIT Money Market Fund - Class I (SAM)
2017			1.30%	6,516			9.08	59,194	0.42%			-0.88%
2016			1.30%	6,519			9.17	59,747	0.01%			-1.29%
2015			1.30%	6,522			9.28	60,555	0.00%			-1.30%
2014			1.30%	11,504			9.41	108,219	0.00%			-1.30%
2013			1.30%	7,408			9.53	70,606	0.00%			-1.30%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2017	0.45%	to	2.50%	426,714	16.48	to	14.06	6,507,926	1.02%	24.97%	to	22.41%
2016	0.45%	to	2.50%	397,851	13.19	to	11.48	4,894,604	1.14%	-2.91%	to	-4.90%
2015	0.45%	to	2.45%	266,004	13.59	to	12.11	3,394,034	0.13%	-1.10%	to	-3.09%
2014	0.45%	to	2.45%	224,523	13.74	to	12.50	2,944,411	2.27%	-1.80%	to	-3.77%
2013	0.45%	to	2.45%	224,855	13.99	to	12.99	3,097,568	0.87%	20.53%	to	18.11%
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2017	0.45%	to	2.50%	682,118	10.89	to	10.08	7,149,841	2.52%	21.98%	to	19.48%
2016	0.45%	to	2.50%	710,285	8.93	to	8.44	6,162,574	2.66%	4.51%	to	2.36%
2015	0.45%	to	2.45%	421,105	8.54	to	8.25	3,529,054	1.04%	-5.77%	to	-7.67%
2014	0.45%	to	2.45%	405,939	9.06	to	8.94	3,655,246	1.72%	-9.37%	to	-10.62%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2017	0.45%	to	2.50%	373,917	23.87	to	20.35	8,201,857	0.10%	29.30%	to	26.64%
2016	0.45%	to	2.50%	456,845	18.46	to	16.07	7,850,446	0.89%	1.53%	to	-0.55%
2015	0.45%	to	2.50%	294,364	18.18	to	16.16	5,014,521	0.26%	2.67%	to	0.55%
2014	0.45%	to	2.50%	268,848	17.71	to	16.07	4,501,661	0.33%	9.65%	to	7.39%
2013	0.45%	to	2.15%	153,389	16.15	to	15.16	2,403,821	0.68%	33.81%	to	31.53%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2017	0.45%	to	2.50%	582,611	21.08	to	17.98	11,339,335	1.22%	13.85%	to	11.51%
2016	0.45%	to	2.50%	774,134	18.52	to	16.12	13,386,869	2.65%	15.52%	to	13.15%
2015	0.45%	to	2.45%	348,734	16.03	to	14.29	5,237,383	1.04%	-3.87%	to	-5.80%
2014	0.45%	to	2.45%	358,216	16.68	to	15.17	5,667,146	1.29%	9.75%	to	7.54%
2013	0.45%	to	2.45%	177,261	15.20	to	14.11	2,590,277	1.44%	34.42%	to	31.72%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2017	1.15%	to	1.60%	3,395	30.75	to	29.56	102,458	0.00%	26.27%	to	25.70%
2016	1.15%	to	1.60%	3,684	24.35	to	23.51	88,222	0.00%	5.24%	to	4.77%
2015	1.15%	to	1.60%	10,326	23.14	to	22.44	235,481	0.00%	-1.33%	to	-1.78%
2014	1.15%	to	1.60%	11,097	23.45	to	22.85	257,049	0.00%	2.84%	to	2.37%
2013	1.15%	to	1.60%	13,265	22.81	to	22.32	299,534	0.00%	37.35%	to	36.72%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2017	0.45%	to	2.50%	373,996	23.23	to	19.81	7,963,423	0.00%	26.95%	to	24.34%
2016	0.45%	to	2.50%	260,056	18.30	to	15.93	4,422,763	0.00%	5.58%	to	3.41%
2015	0.45%	to	2.50%	439,773	17.33	to	15.41	7,132,124	0.00%	-0.79%	to	-2.84%
2014	0.45%	to	2.45%	267,498	17.47	to	15.89	4,434,759	0.00%	3.25%	to	1.18%
2013	0.45%	to	2.45%	155,713	16.92	to	15.71	2,538,327	0.00%	37.98%	to	35.21%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2017	0.45%	to	2.50%	441,461	$24.65	to	$21.02	$10,091,732	1.02%	13.33%	to	11.00%
2016	0.45%	to	2.50%	537,974	21.76	to	18.94	10,940,679	1.66%	17.07%	to	14.66%
2015	0.45%	to	2.45%	354,372	18.58	to	16.57	6,242,788	1.13%	-3.32%	to	-5.27%
2014	0.45%	to	2.45%	475,679	19.22	to	17.49	8,764,471	1.61%	16.49%	to	14.15%
2013	0.45%	to	2.45%	314,354	16.50	to	15.32	5,049,077	1.23%	35.07%	to	32.36%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2017	0.45%	to	2.50%	378,111	14.94	to	13.84	5,389,604	0.00%	24.36%	to	21.81%
2016	0.45%	to	2.50%	220,195	12.01	to	11.36	2,561,937	0.00%	7.82%	to	5.60%
2015	0.45%	to	2.50%	292,448	11.14	to	10.76	3,196,137	0.00%	0.30%	to	-1.76%
2014	0.45%	to	2.45%	223,672	11.11	to	10.95	2,464,685	0.00%	11.06%	to	9.53%	****
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2017	0.85%	to	1.65%	91,578	11.86	to	11.63	1,079,398	0.00%	23.59%	to	22.60%
2016	0.85%	to	1.65%	45,722	9.60	to	9.48	437,082	0.00%	7.14%	to	6.28%
2015	1.00%	to	1.65%	35,096	8.95	to	8.92	313,985	0.00%	-10.50%	to	-10.77%	****
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2017	0.45%	to	2.50%	347,227	13.77	to	12.75	4,602,224	0.41%	8.57%	to	6.34%
2016	0.45%	to	2.50%	502,461	12.68	to	11.99	6,191,231	0.75%	25.37%	to	22.79%
2015	0.45%	to	2.45%	379,349	10.11	to	9.77	3,770,754	0.64%	-6.45%	to	-8.33%
2014	0.45%	to	2.45%	462,116	10.81	to	10.66	4,969,036	0.27%	8.10%	to	6.61%	****
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2017	0.85%	to	1.65%	110,595	12.40	to	12.16	1,358,132	0.40%	7.83%	to	6.96%
2016	0.85%	to	1.65%	55,859	11.50	to	11.36	639,253	0.61%	24.55%	to	23.55%
2015	1.00%	to	1.35%	24,757	9.23	to	9.21	228,330	0.71%	-7.74%	to	-7.89%	****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2017	0.45%	to	2.10%	356,726	14.19	to	13.34	4,889,568	0.00%	12.98%	to	11.11%
2016	0.45%	to	2.10%	342,415	12.56	to	12.01	4,190,932	0.39%	22.28%	to	20.26%
2015	0.45%	to	2.10%	274,289	10.27	to	9.98	2,795,620	0.36%	-2.08%	to	-3.70%
2014	0.45%	to	2.10%	320,570	10.49	to	10.37	3,353,751	0.18%	4.88%	to	3.69%	****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2017	0.85%	to	1.35%	110,348	12.49	to	12.34	1,374,346	0.00%	12.24%	to	11.68%
2016	0.85%	to	1.35%	26,607	11.13	to	11.05	295,052	0.11%	21.50%	to	20.89%
2015	1.00%	to	1.30%	12,554	9.15	to	9.14	114,887	0.07%	-8.46%	to	-8.59%	****
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2017	0.45%	to	2.50%	1,077,375	11.03	to	10.01	11,358,802	5.46%	5.85%	to	3.68%
2016	0.45%	to	2.50%	706,336	10.42	to	9.65	7,075,604	3.37%	8.16%	to	5.94%
2015	0.45%	to	2.45%	456,734	9.63	to	9.12	4,273,112	1.93%	-3.33%	to	-5.27%
2014	0.45%	to	2.45%	372,253	9.96	to	9.63	3,639,274	4.05%	3.42%	to	1.34%
2013	0.45%	to	1.95%	46,071	9.63	to	9.54	440,814	2.70%	-3.66%	to	-4.63%	****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2017	0.45%	to	2.50%	1,349,905	10.53	to	9.17	13,378,603	1.52%	1.12%	to	-0.95%
2016	0.45%	to	2.50%	1,490,755	10.41	to	9.26	14,691,214	2.31%	2.03%	to	-0.06%
2015	0.45%	to	2.45%	928,715	10.21	to	9.28	9,053,531	1.87%	-0.79%	to	-2.78%
2014	0.45%	to	2.45%	1,017,668	10.29	to	9.55	10,060,290	1.05%	0.04%	to	-1.97%
2013	0.45%	to	2.45%	670,646	10.28	to	9.74	6,714,747	1.29%	-0.35%	to	-2.35%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2017	0.45%	to	2.50%	511,554	13.07	to	12.62	6,445,896	0.29%	26.50%	to	23.90%
2016	0.45%	to	2.50%	339,792	10.33	to	10.18	3,416,507	0.73%	3.31%	to	1.84%	****
2015	1.00%	to	1.65%	38,542	9.84	to	9.81	378,914	0.52%	-1.62%	to	-1.92%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2017	0.85%	to	1.65%	81,789	10.87	to	10.66	882,492	2.47%	21.68%	to	20.70%
2016	0.85%	to	1.35%	47,947	8.93	to	8.87	426,427	2.63%	0.26%	to	-0.25%
2015	1.00%	to	1.35%	30,202	8.90	to	8.89	268,649	3.71%	-10.96%	to	-11.11%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2017	0.85%	to	1.65%	103,855	12.49	to	12.25	1,287,578	3.68%	16.69%	to	15.75%
2016	1.00%	to	1.55%	32,618	10.68	to	10.60	347,488	2.29%	16.40%	to	15.76%
2015	1.00%	to	1.30%	23,928	9.18	to	9.16	219,540	0.00%	-8.23%	to	-8.36%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Real Estate Fund - Class II (NVRE2)
2017	0.45%	to	2.50%	216,204	$12.71	to	$11.53	$2,637,619	1.92%	5.67%	to	3.50%
2016	0.45%	to	2.50%	203,791	12.03	to	11.14	2,365,581	1.64%	6.70%	to	4.51%
2015	0.45%	to	2.50%	211,340	11.27	to	10.66	2,318,589	1.61%	-6.08%	to	-8.02%
2014	0.45%	to	2.50%	380,236	12.00	to	11.59	4,493,910	5.13%	28.03%	to	25.39%
2013	1.15%	to	1.90%	15,642	9.33	to	9.28	145,645	1.99%	-6.70%	to	-7.17%	****
NVIT Money Market Fund - Class II (NVMM2)
2017	0.45%	to	2.50%	17,578,319	9.66	to	8.17	157,673,261	0.22%	-0.23%	to	-2.28%
2016	0.45%	to	2.50%	16,351,457	9.69	to	8.37	147,894,571	0.00%	-0.45%	to	-2.49%
2015	0.45%	to	2.50%	23,705,499	9.73	to	8.58	217,646,578	0.00%	-0.45%	to	-2.50%
2014	0.45%	to	2.50%	22,120,520	9.77	to	8.80	206,063,496	0.00%	-0.45%	to	-2.50%
2013	0.45%	to	2.55%	15,784,398	9.82	to	9.01	148,787,115	0.00%	-0.45%	to	-2.55%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2017	0.45%	to	2.15%	492,304	14.17	to	13.01	6,648,436	1.32%	13.32%	to	11.39%
2016	0.45%	to	2.15%	512,774	12.50	to	11.68	6,165,789	1.32%	8.28%	to	6.44%
2015	0.45%	to	2.15%	542,886	11.54	to	10.97	6,092,033	1.68%	-2.20%	to	-3.87%
2014	0.45%	to	2.15%	520,306	11.80	to	11.41	6,027,930	1.55%	1.40%	to	-0.33%
2013	0.45%	to	2.15%	239,471	11.64	to	11.45	2,763,519	1.23%	16.42%	to	14.51%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2017	0.45%	to	2.20%	210,763	15.34	to	14.05	3,079,802	2.28%	17.36%	to	15.30%
2016	0.45%	to	2.30%	148,001	13.07	to	12.14	1,853,247	1.44%	10.89%	to	8.83%
2015	0.45%	to	2.30%	138,664	11.79	to	11.15	1,583,150	1.98%	-3.59%	to	-5.39%
2014	0.45%	to	2.30%	136,378	12.23	to	11.79	1,632,666	1.44%	2.66%	to	0.76%
2013	0.45%	to	2.30%	69,366	11.91	to	11.70	817,539	0.00%	19.10%	to	16.97%	****
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2017	0.45%	to	2.20%	190,845	12.24	to	11.37	2,239,046	1.66%	17.26%	to	15.21%
2016	0.45%	to	2.20%	179,311	10.44	to	9.87	1,812,133	2.30%	5.74%	to	3.88%
2015	0.45%	to	2.20%	175,329	9.87	to	9.50	1,686,921	1.78%	-5.30%	to	-6.97%
2014	1.15%	to	1.90%	56,671	10.34	to	10.25	583,458	3.29%	-0.15%	to	-0.91%
2013	1.35%	to	1.30%	584			10.35	6,046	1.03%			3.53%	****
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)
2017	0.85%	to	2.35%	122,015	11.79	to	11.07	1,407,533	1.89%	13.79%	to	12.08%
2016	1.00%	to	2.35%	104,486	10.31	to	9.88	1,056,757	2.46%	4.50%	to	3.08%
2015	1.25%	to	2.35%	127,924	9.81	to	9.58	1,244,370	1.30%	-5.49%	to	-6.54%
2014	1.25%	to	2.35%	94,519	10.38	to	10.25	976,833	4.59%	0.98%	to	-0.14%
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)
2017	1.00%	to	1.85%	151,732	12.13	to	11.70	1,811,532	1.54%	15.80%	to	14.81%
2016	1.00%	to	2.10%	242,882	10.47	to	10.11	2,513,301	2.05%	5.88%	to	4.71%
2015	1.25%	to	1.85%	120,041	9.84	to	9.71	1,176,229	1.97%	-5.16%	to	-5.73%
2014	1.25%	to	1.90%	49,734	10.37	to	10.30	513,588	3.45%	0.46%	to	-0.20%
2013	1.35%	to	1.30%	472			10.32	4,873	1.54%			3.25%	****
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)
2017	1.00%	to	2.10%	144,064	11.78	to	11.25	1,673,310	1.97%	12.89%	to	11.64%
2016	1.00%	to	2.10%	119,999	10.44	to	10.08	1,240,196	1.88%	4.65%	to	3.49%
2015	1.00%	to	2.10%	100,455	9.97	to	9.74	994,507	2.59%	-4.21%	to	-5.27%
2014	1.25%	to	2.10%	31,338	10.38	to	10.28	324,369	4.01%	1.18%	to	0.30%
2013	1.35%	to	1.30%	1,163			10.26	11,932	1.56%			2.60%	****
NVIT Small Cap Index Fund - Class II (NVSIX2)
2017	0.45%	to	2.35%	2,003,529	13.24	to	12.47	25,842,608	1.24%	13.67%	to	11.51%
2016	0.45%	to	2.15%	1,032,165	11.65	to	11.23	11,798,545	1.85%	20.33%	to	18.28%
2015	0.45%	to	2.35%	278,770	9.68	to	9.47	2,668,213	1.18%	-5.31%	to	-7.12%
NVIT S&P 500 Index Fund - Class I (GVEX1)
2017	0.45%	to	2.50%	10,471,552	13.71	to	12.85	139,702,422	2.08%	20.98%	to	18.50%
2016	0.45%	to	2.50%	7,162,296	11.34	to	10.84	79,557,041	3.12%	11.16%	to	8.88%
2015	0.45%	to	2.45%	2,891,001	10.20	to	9.96	29,186,318	3.99%	0.71%	to	-1.32%
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)
2017	0.45%	to	2.20%	114,668	11.97	to	11.62	1,278,461	1.35%	17.90%	to	15.84%
2016	0.85%	to	1.55%	79,852	9.49	to	9.40	755,578	1.17%	2.10%	to	1.38%
2015	0.85%	to	1.35%	32,607	9.30	to	9.28	302,819	0.00%	-7.01%	to	-7.23%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)
2017	1.00%	to	2.10%	98,826	$9.81	to	$9.47	$962,498	0.00%	5.62%	to	4.45%
2016	1.00%	to	2.10%	59,659	9.29	to	9.07	550,574	0.00%	-1.64%	to	-2.73%
2015	1.00%	to	2.10%	38,573	9.44	to	9.32	362,482	0.00%	-6.01%	to	-7.05%
7Twelve Balanced Portfolio (NO7TB)
2017	1.15%	to	2.10%	178,486	10.77	to	10.35	1,888,646	0.36%	9.08%	to	8.04%
2016	1.15%	to	2.10%	183,811	9.88	to	9.58	1,791,410	0.17%	7.96%	to	6.93%
2015	0.65%	to	2.45%	178,546	9.25	to	8.89	1,619,111	0.44%	-7.95%	to	-9.62%
2014	0.65%	to	2.45%	189,690	10.05	to	9.84	1,885,803	0.41%	-0.94%	to	-2.74%
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
2017	0.45%	to	2.50%	586,180	10.79	to	9.61	5,920,755	0.79%	1.66%	to	-0.43%
2016	0.45%	to	2.50%	756,697	10.61	to	9.66	7,615,979	0.00%	3.90%	to	1.77%
2015	0.45%	to	2.50%	866,827	10.22	to	9.49	8,494,803	2.18%	-2.95%	to	-4.95%
2014	0.45%	to	2.50%	1,016,921	10.53	to	9.98	10,392,864	3.05%	-1.52%	to	-3.55%
2013	0.45%	to	2.50%	1,343,033	10.69	to	10.35	14,102,480	1.15%	4.13%	to	1.99%
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
2017	0.45%	to	2.50%	2,526,208	10.91	to	9.90	26,210,106	2.26%	2.41%	to	0.30%
2016	0.45%	to	2.50%	2,727,517	10.65	to	9.87	27,966,818	0.02%	12.68%	to	10.37%
2015	0.45%	to	2.35%	2,042,921	9.45	to	8.98	18,761,811	0.29%	-3.65%	to	-5.48%
2014	0.45%	to	2.35%	1,627,839	9.81	to	9.50	15,673,245	0.63%	0.95%	to	-0.98%
2013	0.45%	to	2.10%	1,102,338	9.72	to	9.61	10,653,275	0.00%	-2.79%	to	-3.87%	****
International Growth Fund/VA- Service Shares (OVIGS)
2017	0.85%	to	1.65%	175,012	11.54	to	11.31	2,005,150	1.17%	25.37%	to	24.37%
2016	0.85%	to	1.65%	116,297	9.21	to	9.10	1,065,683	0.83%	-3.54%	to	-4.32%
2015	1.00%	to	1.65%	37,758	9.54	to	9.51	359,712	0.00%	-4.63%	to	-4.93%	****
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2017	0.45%	to	2.50%	621,009	16.26	to	14.76	9,626,107	0.68%	35.71%	to	32.92%
2016	0.45%	to	2.50%	341,754	11.98	to	11.10	3,955,247	0.77%	-0.61%	to	-2.65%
2015	0.45%	to	2.50%	480,902	12.05	to	11.40	5,635,310	1.40%	3.21%	to	1.08%
2014	0.45%	to	2.50%	241,225	11.68	to	11.28	2,774,030	0.81%	1.60%	to	-0.50%
2013	0.45%	to	2.15%	120,749	11.50	to	11.36	1,381,183	0.01%	14.95%	to	13.64%	****
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2017	0.85%	to	1.65%	334,053	11.81	to	11.58	3,914,954	0.67%	12.94%	to	12.04%
2016	0.85%	to	1.65%	225,010	10.46	to	10.33	2,342,985	0.25%	16.67%	to	15.74%
2015	0.85%	to	1.35%	54,493	8.96	to	8.94	487,815	0.00%	-10.36%	to	-10.58%	****
PIMCO Income Portfolio: Advisor Class (PMVIV)
2017	0.45%	to	2.10%	308,774	10.44	to	10.32	3,204,014	1.57%	4.39%	to	3.24%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2017	0.45%	to	2.45%	877,703	12.53	to	10.94	10,211,903	4.50%	12.87%	to	10.61%
2016	0.45%	to	2.50%	926,387	11.10	to	9.87	9,638,474	2.69%	12.40%	to	10.09%
2015	0.45%	to	2.45%	706,689	9.87	to	8.98	6,625,614	2.89%	-9.60%	to	-11.41%
2014	0.45%	to	2.45%	1,048,624	10.92	to	10.14	10,988,167	5.10%	0.00%	to	-2.01%
2013	0.45%	to	2.45%	1,033,371	10.92	to	10.35	10,955,429	4.34%	-0.34%	to	-2.34%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2017	0.45%	to	2.10%	207,882	12.00	to	10.56	2,316,528	1.78%	10.24%	to	8.42%
2016	0.45%	to	2.50%	138,822	10.89	to	9.48	1,407,239	1.17%	2.44%	to	0.34%
2015	0.45%	to	2.10%	178,917	10.63	to	9.67	1,785,710	1.43%	-7.59%	to	-9.12%
2014	0.45%	to	2.15%	188,653	11.50	to	10.61	2,061,161	2.05%	-0.15%	to	-1.86%
2013	0.45%	to	2.45%	172,093	11.52	to	10.69	1,916,166	1.68%	-6.99%	to	-8.86%
Low Duration Portfolio - Advisor Class (PMVLAD)
2017	0.45%	to	2.50%	1,578,738	10.51	to	9.15	15,417,902	1.25%	0.80%	to	-1.27%
2016	0.45%	to	2.50%	2,009,748	10.42	to	9.26	19,677,093	1.38%	0.85%	to	-1.22%
2015	0.45%	to	2.50%	2,606,396	10.34	to	9.38	25,644,440	3.82%	-0.24%	to	-2.30%
2014	0.45%	to	2.50%	1,393,573	10.36	to	9.60	13,853,449	1.04%	0.29%	to	-1.77%
2013	0.45%	to	2.50%	1,403,301	10.33	to	9.77	14,080,239	1.36%	-0.68%	to	-2.73%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Total Return Portfolio - Advisor Class (PMVTRD)
2017	0.45%	to	2.50%	2,161,616	$11.80	to	$10.28	$24,056,923	1.93%	4.35%	to	2.20%
2016	0.45%	to	2.50%	1,973,591	11.31	to	10.05	21,125,209	1.99%	2.12%	to	0.03%
2015	0.45%	to	2.45%	1,805,992	11.08	to	10.08	19,019,736	5.33%	-0.12%	to	-2.12%
2014	0.45%	to	2.45%	1,414,783	11.09	to	10.29	15,071,151	1.97%	3.70%	to	1.62%
2013	0.45%	to	2.45%	1,920,626	10.69	to	10.13	19,950,741	2.02%	-2.49%	to	-4.45%
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2017	0.45%	to	2.50%	441,128	7.02	to	5.99	2,828,075	11.15%	1.59%	to	-0.50%
2016	0.45%	to	2.50%	436,023	6.91	to	6.02	2,791,510	0.99%	14.36%	to	12.01%
2015	0.45%	to	2.50%	250,185	6.04	to	5.37	1,424,468	4.22%	-26.00%	to	-27.52%
2014	0.45%	to	2.50%	207,140	8.17	to	7.41	1,610,927	0.28%	-18.99%	to	-20.66%
2013	0.45%	to	2.50%	185,582	10.08	to	9.34	1,798,964	1.66%	-15.10%	to	-16.85%
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2017	0.45%	to	2.20%	307,657	14.78	to	12.90	4,240,109	4.98%	9.29%	to	7.37%
2016	0.45%	to	2.15%	274,015	13.52	to	12.06	3,481,123	5.25%	12.71%	to	10.79%
2015	0.45%	to	2.15%	221,269	12.00	to	10.88	2,500,438	5.14%	-2.80%	to	-4.46%
2014	0.45%	to	2.45%	355,130	12.34	to	11.23	4,181,911	5.30%	0.95%	to	-1.08%
2013	0.45%	to	2.15%	330,217	12.23	to	11.48	3,895,080	4.76%	-7.46%	to	-9.04%
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
2017	0.45%	to	2.50%	474,895	12.31	to	10.49	5,376,317	1.82%	8.03%	to	5.82%
2016	0.45%	to	2.50%	529,621	11.39	to	9.92	5,609,974	1.42%	3.48%	to	1.35%
2015	0.45%	to	2.50%	626,063	11.01	to	9.78	6,480,577	1.73%	-4.57%	to	-6.53%
2014	0.45%	to	2.50%	618,483	11.53	to	10.47	6,776,960	2.38%	1.70%	to	-0.40%
2013	0.45%	to	2.50%	479,981	11.34	to	10.51	5,237,413	0.92%	-8.98%	to	-10.85%
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2017	0.45%	to	2.50%	1,602,379	15.60	to	13.30	23,260,174	4.72%	6.04%	to	3.86%
2016	0.45%	to	2.50%	2,423,168	14.71	to	12.81	33,477,356	5.17%	11.85%	to	9.55%
2015	0.45%	to	2.50%	1,375,441	13.15	to	11.69	17,117,278	5.01%	-2.21%	to	-4.22%
2014	0.45%	to	2.50%	1,105,129	13.45	to	12.20	14,193,525	5.36%	2.77%	to	0.65%
2013	0.45%	to	2.50%	3,173,122	13.09	to	12.13	40,136,238	5.31%	5.15%	to	2.99%
Variable Insurance Trust - Unconstrained Bond Portfolio - Advisor Class (PMUBA)
2017	0.45%	to	2.45%	317,179	10.84	to	9.97	3,287,563	1.63%	4.44%	to	2.34%
2016	0.45%	to	2.45%	297,378	10.38	to	9.74	2,982,256	1.62%	4.16%	to	2.08%
2015	0.45%	to	2.20%	401,420	9.96	to	9.59	3,901,224	3.36%	-2.23%	to	-3.95%
2014	0.45%	to	2.20%	374,575	10.19	to	9.99	3,767,064	1.18%	2.48%	to	0.68%
2013	1.15%	to	1.60%	27,734			9.93	275,464	0.03%			-0.72%	****
Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)
2017	0.85%	to	1.65%	300,317	10.23	to	10.02	3,045,668	1.61%	1.44%	to	0.62%
2016	0.85%	to	1.35%	118,194	10.08	to	10.01	1,186,767	1.50%	1.40%	to	0.89%
2015	1.00%	to	1.35%	14,959	9.93	to	9.92	148,456	0.21%	-0.66%	to	-0.82%	****
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Advisor Class (PMVFHV)
2017	0.85%	to	1.85%	193,168	10.13	to	10.06	1,952,631	22.87%	1.28%	to	0.61%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2017	1.00%	to	2.45%	74,446	11.40	to	10.73	831,271	0.31%	11.98%	to	10.35%
2016	1.00%	to	2.45%	69,705	10.18	to	9.72	698,198	0.33%	3.30%	to	1.79%
2015	1.00%	to	2.45%	53,424	9.85	to	9.55	519,462	0.11%	-6.76%	to	-8.13%
2014	1.25%	to	2.15%	10,294	10.54	to	10.43	107,843	0.06%	2.65%	to	1.71%
VIT - Goldman Sachs High Quality Floating Rate Fund- Advisor Shares (GVHQFA)
2017	0.85%	to	2.50%	466,312	9.89	to	9.38	4,546,390	1.24%	0.40%	to	-1.27%
2016	0.45%	to	2.50%	162,528	9.93	to	9.50	1,576,716	0.89%	0.51%	to	-1.56%
2015	1.00%	to	2.50%	133,762	9.82	to	9.65	1,304,668	0.34%	-1.56%	to	-3.05%
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
2017	0.45%	to	2.10%	170,315	9.42	to	8.94	1,556,625	0.77%	-2.76%	to	-4.37%
2016	0.45%	to	2.10%	152,168	9.69	to	9.35	1,442,252	2.11%	0.29%	to	-1.37%
2015	0.45%	to	2.10%	115,180	9.66	to	9.48	1,099,600	2.33%	-2.69%	to	-4.30%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2017	0.95%	to	1.65%	24,669	23.80	to	14.16	359,565	4.32%	5.58%	to	5.26%
2016	0.95%	to	1.80%	26,272	22.55	to	13.32	362,441	4.65%	12.19%	to	11.74%
2015	0.95%	to	2.10%	32,265	20.10	to	11.71	396,509	4.52%	-5.58%	to	-6.25%
2014	0.95%	to	2.10%	45,927	21.28	to	12.49	619,568	4.49%	-1.66%	to	-2.39%
2013	0.95%	to	2.10%	59,331	21.64	to	12.80	807,700	5.09%	10.30%	to	9.46%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP UltraShort NASDAQ-100 (PROUSN)
2017	1.15%	to	2.15%	612,696	$0.37	to	$0.34	$218,981	0.00%	-45.57%	to	-46.12%
2016	1.15%	to	2.15%	620,012	0.67	to	0.63	405,179	0.00%	-21.13%	to	-21.92%
2015	0.45%	to	2.45%	505,722	0.89	to	0.79	417,092	0.00%	-26.59%	to	-28.07%
2014	1.15%	to	2.15%	473,189	1.17	to	1.12	535,542	0.00%	-36.49%	to	-37.14%
2013	0.65%	to	2.15%	238,140	1.88	to	1.78	427,662	0.00%	-48.97%	to	-49.74%
VP Access High Yield Fund (PROAHY)
2017	0.45%	to	2.15%	588,901	16.03	to	14.05	8,831,381	2.97%	4.32%	to	2.55%
2016	0.45%	to	2.50%	2,239,656	15.36	to	13.37	33,011,718	3.27%	8.51%	to	6.28%
2015	0.45%	to	2.45%	438,199	14.16	to	12.62	5,844,517	1.50%	-0.30%	to	-2.30%
2014	0.45%	to	2.45%	536,044	14.20	to	12.92	7,265,745	6.11%	1.88%	to	-0.17%
2013	0.45%	to	2.45%	6,759,648	13.94	to	12.94	91,050,949	2.72%	9.52%	to	7.32%
VP Asia 30 (PROA30)
2017	0.45%	to	2.10%	167,785	12.53	to	11.02	1,944,286	0.00%	32.28%	to	30.10%
2016	0.45%	to	2.10%	143,905	9.47	to	8.47	1,271,269	1.07%	0.19%	to	-1.47%
2015	0.45%	to	2.35%	250,619	9.45	to	8.48	2,216,005	0.33%	-9.79%	to	-11.51%
2014	0.45%	to	2.45%	139,150	10.48	to	9.53	1,382,202	0.08%	-2.01%	to	-3.98%
2013	0.45%	to	2.45%	264,312	10.69	to	9.93	2,720,895	0.03%	14.45%	to	12.16%
VP Banks (PROBNK)
2017	0.45%	to	2.45%	183,886	20.76	to	18.14	3,531,126	0.25%	17.39%	to	15.04%
2016	0.45%	to	2.45%	236,108	17.69	to	15.77	3,905,956	0.22%	22.68%	to	20.22%
2015	0.45%	to	2.45%	153,779	14.42	to	13.12	2,094,309	0.19%	-0.88%	to	-2.87%
2014	1.15%	to	2.45%	85,417	14.18	to	13.50	1,188,941	0.10%	9.11%	to	7.67%
2013	0.45%	to	2.15%	126,901	13.24	to	12.64	1,633,420	0.28%	32.85%	to	30.59%
VP Basic Materials (PROBM)
2017	0.45%	to	2.15%	1,209,541	12.38	to	11.04	13,903,137	0.45%	22.40%	to	20.32%
2016	0.45%	to	2.15%	708,738	10.11	to	9.17	6,742,656	0.61%	17.96%	to	15.95%
2015	0.45%	to	2.15%	136,926	8.57	to	7.91	1,108,008	0.52%	-14.31%	to	-15.77%
2014	1.15%	to	2.15%	202,526	9.75	to	9.39	1,933,798	0.99%	0.52%	to	-0.50%
2013	0.45%	to	2.20%	262,357	9.89	to	9.43	2,519,862	0.83%	17.90%	to	15.83%
VP Bear (PROBR)
2017	0.45%	to	1.90%	161,839	2.84	to	2.54	425,996	0.00%	-18.33%	to	-19.52%
2016	0.45%	to	2.10%	242,023	3.48	to	3.11	788,514	0.00%	-13.44%	to	-14.87%
2015	0.65%	to	2.10%	210,408	3.97	to	3.65	793,510	0.00%	-5.54%	to	-6.92%
2014	0.65%	to	2.35%	375,099	4.20	to	3.88	1,502,426	0.00%	-14.81%	to	-16.26%
2013	0.45%	to	2.35%	327,711	4.97	to	4.63	1,562,595	0.00%	-26.88%	to	-28.28%
VP Biotechnology (PROBIO)
2017	0.45%	to	2.50%	204,680	30.11	to	26.22	5,713,562	0.00%	21.99%	to	19.49%
2016	0.45%	to	2.50%	199,002	24.69	to	21.94	4,604,995	0.00%	-15.86%	to	-17.59%
2015	0.45%	to	2.50%	259,473	29.34	to	26.62	7,216,474	0.00%	2.84%	to	0.72%
2014	0.45%	to	2.50%	449,535	28.53	to	26.44	12,338,212	0.00%	29.14%	to	26.49%
2013	0.45%	to	2.45%	330,278	22.09	to	20.93	7,081,443	0.00%	67.66%	to	64.30%
VP Bull (PROBL)
2017	0.45%	to	2.50%	546,147	21.69	to	18.49	11,012,733	0.00%	18.81%	to	16.37%
2016	0.45%	to	2.50%	767,266	18.25	to	15.89	13,105,082	0.00%	9.17%	to	6.93%
2015	0.45%	to	2.50%	1,599,922	16.72	to	14.86	25,380,545	0.00%	-0.91%	to	-2.95%
2014	0.45%	to	2.50%	2,442,600	16.87	to	15.31	39,528,358	0.00%	10.97%	to	8.68%
2013	0.45%	to	2.50%	711,453	15.21	to	14.09	10,433,701	0.00%	29.17%	to	26.51%
VP Consumer Goods (PROCG)
2017	0.45%	to	2.50%	137,173	18.85	to	16.41	2,406,014	0.76%	14.54%	to	12.19%
2016	0.45%	to	2.50%	223,172	16.46	to	14.63	3,428,554	0.88%	3.08%	to	0.96%
2015	0.45%	to	2.50%	458,236	15.97	to	14.49	6,947,832	0.51%	3.69%	to	1.56%
2014	0.45%	to	2.45%	620,053	15.40	to	14.29	9,185,663	0.90%	9.73%	to	7.53%
2013	0.45%	to	2.15%	102,777	14.03	to	13.40	1,401,184	0.86%	27.87%	to	25.69%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Consumer Services (PROCS)
2017	0.45%	to	2.15%	479,056	$23.39	to	$20.86	$10,422,922	0.00%	17.84%	to	15.83%
2016	0.45%	to	2.15%	420,130	19.85	to	18.01	7,857,628	0.00%	3.72%	to	1.95%
2015	0.45%	to	2.50%	382,999	19.14	to	17.37	6,991,167	0.00%	4.22%	to	2.07%
2014	0.45%	to	2.45%	588,414	18.36	to	17.05	10,408,997	0.00%	11.95%	to	9.71%
2013	0.45%	to	2.15%	320,513	16.40	to	15.67	5,108,147	0.17%	39.24%	to	36.86%
VP Emerging Markets (PROEM)
2017	0.45%	to	2.45%	961,453	10.15	to	8.69	8,997,702	0.07%	32.66%	to	30.01%
2016	0.45%	to	2.45%	538,359	7.65	to	6.68	3,857,383	0.23%	10.51%	to	8.30%
2015	0.45%	to	2.45%	244,196	6.92	to	6.17	1,594,714	1.70%	-17.73%	to	-19.39%
2014	0.45%	to	2.45%	373,572	8.41	to	7.65	2,987,574	0.21%	-3.85%	to	-5.79%
2013	0.45%	to	2.45%	425,737	8.75	to	8.12	3,580,510	0.38%	-6.84%	to	-8.72%
VP Europe 30 (PROE30)
2017	0.45%	to	2.45%	329,321	14.02	to	12.00	4,231,690	2.17%	19.17%	to	16.79%
2016	0.45%	to	2.45%	266,682	11.77	to	10.28	2,905,976	2.62%	7.33%	to	5.17%
2015	0.45%	to	2.45%	404,677	10.96	to	9.77	4,147,047	4.52%	-11.28%	to	-13.06%
2014	0.45%	to	2.45%	271,242	12.36	to	11.24	3,183,952	1.22%	-9.06%	to	-10.89%
2013	0.45%	to	2.45%	314,135	13.59	to	12.61	4,079,277	0.46%	21.09%	to	18.66%
VP Financials (PROFIN)
2017	0.45%	to	2.50%	411,042	20.23	to	17.61	7,735,315	0.40%	17.66%	to	15.24%
2016	0.45%	to	2.50%	539,835	17.19	to	15.28	8,705,406	0.34%	14.80%	to	12.44%
2015	0.45%	to	2.50%	801,013	14.98	to	13.59	11,416,836	0.12%	-1.94%	to	-3.96%
2014	0.45%	to	2.45%	237,817	15.27	to	14.18	3,480,598	0.10%	12.41%	to	10.15%
2013	1.15%	to	2.45%	135,152	13.33	to	12.87	1,777,733	0.34%	30.56%	to	28.84%
VP Health Care (PROHC)
2017	0.45%	to	2.50%	427,976	23.24	to	20.24	9,224,591	0.00%	20.37%	to	17.90%
2016	0.45%	to	2.50%	406,975	19.31	to	17.16	7,373,999	0.00%	-4.48%	to	-6.45%
2015	0.45%	to	2.50%	583,272	20.22	to	18.35	11,179,218	0.00%	4.55%	to	2.40%
2014	0.45%	to	2.50%	727,943	19.34	to	17.92	13,490,662	0.05%	23.14%	to	20.61%
2013	0.45%	to	2.50%	407,435	15.70	to	14.86	6,211,685	0.33%	39.13%	to	36.27%
VP Industrials (PROIND)
2017	0.45%	to	2.35%	809,946	20.07	to	17.65	15,114,755	0.18%	21.85%	to	19.53%
2016	0.45%	to	2.35%	792,642	16.47	to	14.77	12,284,545	0.24%	17.02%	to	14.79%
2015	0.45%	to	2.35%	540,448	14.07	to	12.86	7,233,997	0.18%	-3.86%	to	-5.69%
2014	0.45%	to	2.45%	251,139	14.64	to	13.59	3,536,581	0.17%	5.10%	to	2.99%
2013	0.45%	to	2.35%	532,485	13.93	to	13.23	7,200,812	0.30%	37.57%	to	34.94%
VP International (PROINT)
2017	0.45%	to	2.15%	471,324	13.44	to	11.78	5,857,806	0.00%	21.25%	to	19.19%
2016	0.45%	to	2.15%	184,497	11.08	to	9.88	1,918,056	0.00%	-1.37%	to	-3.05%
2015	0.45%	to	2.10%	193,125	11.24	to	10.22	2,065,351	0.00%	-3.96%	to	-5.55%
2014	0.45%	to	2.10%	200,598	11.70	to	10.82	2,237,707	0.00%	-8.52%	to	-10.04%
2013	0.45%	to	2.45%	383,339	12.79	to	11.87	4,695,778	0.00%	18.96%	to	16.57%
VP Internet (PRONET)
2017	0.45%	to	2.45%	248,719	26.29	to	22.96	6,102,225	0.00%	35.44%	to	32.73%
2016	0.45%	to	2.45%	231,575	19.41	to	17.30	4,238,715	0.00%	5.06%	to	2.95%
2015	0.45%	to	2.50%	382,997	18.47	to	16.76	6,726,750	0.00%	19.81%	to	17.34%
2014	0.45%	to	2.45%	131,448	15.42	to	14.31	1,950,007	0.00%	0.67%	to	-1.36%
2013	0.45%	to	2.45%	219,621	15.32	to	14.51	3,265,348	0.00%	51.03%	to	48.00%
VP Japan (PROJP)
2017	0.45%	to	2.15%	130,637	16.77	to	14.70	2,025,863	0.00%	17.92%	to	15.91%
2016	0.45%	to	2.15%	131,868	14.23	to	12.68	1,748,199	0.00%	-0.04%	to	-1.74%
2015	0.45%	to	2.35%	226,725	14.23	to	12.76	3,026,252	0.00%	5.33%	to	3.32%
2014	0.45%	to	2.20%	134,742	13.51	to	12.44	1,732,082	0.00%	2.76%	to	0.96%
2013	0.45%	to	2.20%	303,478	13.15	to	12.32	3,830,548	0.00%	47.57%	to	44.98%
VP NASDAQ-100 (PRON)
2017	0.45%	to	2.45%	416,081	28.68	to	24.56	11,037,773	0.00%	29.79%	to	27.19%
2016	0.45%	to	2.45%	513,642	22.10	to	19.31	10,640,584	0.00%	4.78%	to	2.68%
2015	0.45%	to	2.45%	747,756	21.09	to	18.80	14,937,745	0.00%	6.97%	to	4.82%
2014	0.45%	to	2.45%	940,882	19.72	to	17.94	17,742,745	0.00%	16.48%	to	14.14%
2013	0.45%	to	2.45%	634,252	16.93	to	15.72	10,386,060	0.00%	33.67%	to	30.99%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Oil & Gas (PROOG)
2017	0.45%	to	2.50%	1,078,772	$11.57	to	$9.86	$11,351,303	1.17%	-3.61%	to	-5.59%
2016	0.45%	to	2.50%	1,258,835	12.00	to	10.44	13,903,142	1.35%	23.63%	to	21.09%
2015	0.45%	to	2.50%	1,185,343	9.71	to	8.63	10,717,212	0.68%	-23.72%	to	-25.29%
2014	0.45%	to	2.50%	886,429	12.72	to	11.55	10,659,196	0.46%	-11.27%	to	-13.10%
2013	0.45%	to	2.50%	290,843	14.34	to	13.29	4,009,939	0.46%	23.51%	to	20.97%
VP Pharmaceuticals (PROPHR)
2017	0.45%	to	2.50%	102,623	19.84	to	17.27	1,870,010	0.86%	9.86%	to	7.61%
2016	0.45%	to	2.50%	137,426	18.06	to	16.05	2,312,517	0.82%	-4.17%	to	-6.13%
2015	0.45%	to	2.50%	235,796	18.84	to	17.10	4,203,402	0.59%	3.97%	to	1.83%
2014	0.45%	to	2.45%	246,310	18.12	to	16.83	4,274,560	0.67%	18.82%	to	16.44%
2013	0.45%	to	2.45%	212,949	15.25	to	14.45	3,148,383	2.06%	31.03%	to	28.40%
VP Precious Metals (PROPM)
2017	0.45%	to	2.50%	1,078,639	3.61	to	3.14	3,596,520	0.00%	4.81%	to	2.65%
2016	0.45%	to	2.50%	1,076,007	3.44	to	3.06	3,478,027	0.00%	55.12%	to	51.93%
2015	0.45%	to	2.50%	828,838	2.22	to	2.01	1,738,321	0.00%	-33.15%	to	-34.53%
2014	0.45%	to	2.50%	608,583	3.32	to	3.07	1,943,549	0.00%	-24.21%	to	-25.77%
2013	0.45%	to	2.50%	516,611	4.38	to	4.14	2,198,155	0.00%	-38.22%	to	-39.50%
VP Real Estate (PRORE)
2017	0.45%	to	2.50%	198,500	15.26	to	13.28	2,814,335	0.75%	7.56%	to	5.36%
2016	0.45%	to	2.50%	242,989	14.18	to	12.61	3,246,449	1.24%	5.25%	to	3.09%
2015	0.45%	to	2.50%	641,284	13.48	to	12.23	8,205,536	0.64%	-0.13%	to	-2.18%
2014	0.45%	to	2.50%	510,356	13.49	to	12.50	6,623,469	1.77%	24.45%	to	21.89%
2013	0.45%	to	2.50%	186,742	10.84	to	10.26	1,968,101	1.11%	-0.36%	to	-2.41%
VP Rising Rates Opportunity (PRORRO)
2017	0.45%	to	2.15%	80,657	3.33	to	2.92	249,284	0.00%	-12.30%	to	-13.79%
2016	0.45%	to	2.35%	849,813	3.80	to	3.34	3,009,715	0.00%	-5.59%	to	-7.38%
2015	0.45%	to	2.20%	128,910	4.03	to	3.64	485,909	0.00%	-2.03%	to	-3.75%
2014	0.45%	to	2.20%	157,991	4.11	to	3.78	614,204	0.00%	-30.57%	to	-31.79%
2013	0.45%	to	2.45%	406,251	5.92	to	5.49	2,315,767	0.00%	15.95%	to	13.62%
VP Semiconductor (PROSCN)
2017	0.45%	to	2.45%	248,980	24.95	to	21.80	5,799,352	0.20%	34.95%	to	32.25%
2016	0.45%	to	2.15%	196,042	18.49	to	16.77	3,414,804	0.14%	27.13%	to	24.97%
2015	0.45%	to	2.15%	98,642	14.55	to	13.42	1,368,093	0.44%	-3.31%	to	-4.96%
2014	0.45%	to	2.45%	371,556	15.04	to	13.97	5,387,504	0.14%	33.92%	to	31.24%
2013	0.45%	to	2.15%	27,132	11.23	to	10.73	297,110	0.14%	32.87%	to	30.61%
VP Short Emerging Markets (PROSEM)
2017	0.85%	to	2.30%	27,944	4.95	to	4.42	133,537	0.00%	-28.45%	to	-29.50%
2016	1.15%	to	2.30%	16,032	6.78	to	6.27	106,769	0.00%	-17.20%	to	-18.16%
2015	1.15%	to	2.45%	28,179	8.18	to	7.59	222,881	0.00%	10.24%	to	8.79%
2014	1.35%	to	2.30%	6,375	7.35	to	7.03	46,252	0.00%	-4.24%	to	-5.16%
2013	0.45%	to	2.30%	33,825	7.94	to	7.41	262,351	0.00%	-0.68%	to	-2.53%
VP Short International (PROSIN)
2017	1.15%	to	2.30%	24,141	3.74	to	3.42	86,875	0.00%	-21.55%	to	-22.46%
2016	0.65%	to	2.30%	102,919	4.93	to	4.41	483,657	0.00%	-6.51%	to	-8.06%
2015	0.45%	to	2.30%	52,420	5.33	to	4.79	263,074	0.00%	-4.22%	to	-6.00%
2014	1.15%	to	2.30%	85,409	5.39	to	5.10	442,228	0.00%	1.62%	to	0.44%
2013	0.45%	to	2.30%	99,808	5.44	to	5.08	515,832	0.00%	-21.36%	to	-22.83%
VP Short NASDAQ-100 (PROSN)
2017	1.25%	to	2.15%	60,228	1.92	to	1.79	112,769	0.00%	-26.18%	to	-26.85%
2016	0.45%	to	2.15%	280,028	2.75	to	2.45	709,190	0.00%	-10.46%	to	-11.99%
2015	0.45%	to	1.85%	54,422	3.07	to	2.83	158,731	0.00%	-13.44%	to	-14.65%
2014	0.45%	to	2.15%	114,259	3.54	to	3.27	381,614	0.00%	-19.74%	to	-21.12%
2013	0.45%	to	2.15%	100,893	4.42	to	4.15	423,062	0.00%	-29.72%	to	-30.92%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Technology (PROTEC)
2017	0.45%	to	2.15%	619,987	$23.03	to	$20.54	$13,212,314	0.05%	34.58%	to	32.29%
2016	0.45%	to	2.45%	284,726	17.12	to	15.26	4,559,670	0.00%	11.84%	to	9.60%
2015	0.45%	to	2.35%	550,302	15.30	to	13.99	7,978,790	0.00%	1.94%	to	0.00%
2014	0.45%	to	2.50%	410,320	15.01	to	13.91	5,892,607	0.00%	17.58%	to	15.16%
2013	0.85%	to	2.15%	329,911	12.63	to	12.19	4,079,935	0.00%	24.13%	to	22.50%
VP Telecommunications (PROTEL)
2017	0.45%	to	2.35%	66,977	14.79	to	13.01	918,448	3.10%	-2.56%	to	-4.42%
2016	0.45%	to	2.45%	94,732	15.18	to	13.53	1,352,938	1.63%	21.11%	to	18.69%
2015	0.45%	to	2.10%	30,985	12.53	to	11.59	368,536	6.74%	1.06%	to	-0.61%
2014	0.45%	to	2.15%	47,871	12.40	to	11.64	570,687	4.46%	0.11%	to	-1.60%
2013	0.45%	to	2.45%	34,300	12.39	to	11.74	412,848	1.85%	11.56%	to	9.32%
VP U.S. Government Plus (PROGVP)
2017	0.45%	to	2.15%	78,670	16.90	to	14.81	1,213,650	0.45%	9.00%	to	7.14%
2016	0.45%	to	2.15%	99,532	15.51	to	13.83	1,428,728	0.00%	-0.76%	to	-2.45%
2015	0.45%	to	2.15%	246,664	15.63	to	14.17	3,594,158	0.00%	-6.07%	to	-7.67%
2014	0.45%	to	2.20%	161,162	16.64	to	15.32	2,539,122	0.18%	35.78%	to	33.39%
2013	0.65%	to	2.15%	135,761	12.16	to	11.50	1,593,389	0.17%	-19.64%	to	-20.85%
VP UltraNASDAQ-100 (PROUN)
2017	0.45%	to	2.50%	78,230	74.05	to	63.16	5,342,361	0.00%	67.57%	to	64.14%
2016	0.45%	to	2.50%	118,652	44.19	to	38.48	4,959,448	0.00%	8.13%	to	5.91%
2015	0.45%	to	2.45%	73,879	40.87	to	36.43	2,850,033	0.00%	13.09%	to	10.82%
2014	0.45%	to	2.50%	184,912	36.14	to	32.80	6,287,569	0.00%	35.23%	to	32.45%
2013	0.45%	to	2.45%	312,708	26.72	to	24.81	8,062,616	0.00%	78.24%	to	74.66%
VP Utilities (PROUTL)
2017	0.45%	to	2.50%	260,362	18.02	to	15.69	4,345,625	2.33%	10.14%	to	7.88%
2016	0.45%	to	2.50%	307,568	16.36	to	14.54	4,714,339	1.16%	14.56%	to	12.21%
2015	0.45%	to	2.50%	197,035	14.28	to	12.96	2,667,033	1.42%	-6.82%	to	-8.74%
2014	0.45%	to	2.50%	364,675	15.33	to	14.20	5,370,466	2.19%	25.32%	to	22.74%
2013	0.45%	to	2.50%	112,703	12.23	to	11.57	1,336,584	3.07%	12.80%	to	10.48%
VT Equity Income Fund: Class IB (PVEIB)
2017	0.85%	to	1.65%	296,870	12.49	to	12.24	3,678,151	1.27%	17.77%	to	16.82%
2016	0.85%	to	1.55%	162,774	10.60	to	10.49	1,718,133	1.40%	12.68%	to	11.89%
2015	1.00%	to	1.55%	52,116	9.40	to	9.38	489,720	0.00%	-5.97%	to	-6.21%	****
Global Managed Futures Strategy (RVMFU)
2017	0.45%	to	2.15%	840,325	7.36	to	6.30	5,689,604	1.52%	8.22%	to	6.38%
2016	0.45%	to	2.15%	976,706	6.80	to	5.92	6,152,011	3.41%	-15.15%	to	-16.59%
2015	0.45%	to	2.35%	991,335	8.02	to	7.00	7,358,106	1.96%	-1.99%	to	-3.86%
2014	0.45%	to	2.35%	439,704	8.18	to	7.28	3,359,616	0.00%	11.58%	to	9.45%
2013	0.45%	to	2.55%	454,481	7.33	to	6.58	3,156,056	0.00%	2.13%	to	-0.03%
Variable Fund - Long Short Equity Fund (RSRF)
2017	0.45%	to	2.15%	495,742	12.23	to	17.50	7,837,567	0.34%	14.34%	to	12.39%
2016	0.45%	to	2.50%	562,396	10.70	to	9.96	7,891,364	0.00%	0.20%	to	-1.85%
2015	0.45%	to	2.35%	776,095	10.68	to	15.40	10,894,555	0.00%	0.80%	to	-1.12%
2014	0.45%	to	2.40%	546,015	10.59	to	15.48	7,808,046	0.00%	2.33%	to	0.33%
2013	0.45%	to	2.55%	564,715	10.35	to	10.21	7,978,425	0.00%	16.93%	to	14.46%
Variable Trust - Banking Fund (RBKF)
2017	0.45%	to	2.45%	315,722	9.01	to	6.69	3,349,648	0.24%	11.98%	to	9.74%
2016	0.45%	to	2.45%	557,503	8.04	to	6.09	5,365,058	1.11%	26.68%	to	24.14%
2015	1.15%	to	2.45%	404,243	8.17	to	4.91	3,087,040	0.47%	-5.95%	to	-7.19%
2014	0.45%	to	2.45%	233,270	6.70	to	5.29	1,926,493	1.36%	2.95%	to	0.89%
2013	1.15%	to	2.40%	196,923	8.50	to	6.91	1,611,604	0.55%	27.70%	to	26.08%
Variable Trust - Basic Materials Fund (RBMF)
2017	0.45%	to	2.45%	219,709	13.82	to	14.73	5,671,248	0.54%	20.89%	to	18.47%
2016	0.45%	to	2.45%	262,544	11.43	to	12.43	5,817,974	0.00%	30.27%	to	27.66%
2015	0.45%	to	2.50%	118,511	8.77	to	9.69	2,097,515	0.00%	-17.67%	to	-19.37%
2014	0.45%	to	2.50%	167,362	10.66	to	12.02	3,602,338	3.09%	-2.26%	to	-4.27%
2013	0.45%	to	2.50%	218,828	10.90	to	12.55	4,895,991	0.62%	0.79%	to	-1.28%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - Biotechnology Fund (RBF)
2017	0.45%	to	2.50%	310,675	$41.01	to	$28.49	$9,987,924	0.00%	28.86%	to	26.21%
2016	0.45%	to	2.50%	309,616	31.83	to	22.58	7,859,297	0.00%	-20.02%	to	-21.67%
2015	0.45%	to	2.50%	453,190	39.80	to	28.82	14,533,009	0.00%	7.99%	to	5.76%
2014	0.45%	to	2.50%	458,541	36.85	to	27.25	13,717,417	0.00%	32.10%	to	29.38%
2013	0.45%	to	2.50%	412,742	27.90	to	21.06	9,526,308	0.00%	53.51%	to	50.35%
Variable Trust - Commodities Strategy Fund (RVCMD)
2017	0.45%	to	2.50%	652,197	3.14	to	2.35	1,438,132	0.00%	3.96%	to	1.83%
2016	0.45%	to	2.50%	889,510	3.02	to	2.31	1,935,730	0.00%	9.91%	to	7.65%
2015	0.65%	to	2.50%	764,311	2.70	to	2.15	1,492,889	0.00%	-34.23%	to	-35.46%
2014	0.65%	to	2.50%	809,296	4.11	to	3.32	2,425,031	0.00%	-34.44%	to	-35.66%
2013	0.45%	to	2.55%	679,934	6.35	to	5.15	3,163,749	0.00%	-3.65%	to	-5.68%
Variable Trust - Consumer Products Fund (RCPF)
2017	0.45%	to	2.35%	207,014	24.71	to	29.59	7,028,978	1.00%	11.03%	to	8.92%
2016	0.45%	to	2.45%	293,161	22.26	to	21.04	8,984,959	0.66%	4.94%	to	2.84%
2015	0.45%	to	2.50%	553,132	21.21	to	20.35	16,115,663	0.50%	5.74%	to	3.57%
2014	0.45%	to	2.50%	317,791	20.06	to	19.65	8,838,889	0.62%	12.12%	to	9.81%
2013	0.45%	to	2.50%	312,694			17.89	7,850,995	1.14%			25.05%
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2017	0.45%	to	2.50%	236,677	28.99	to	30.68	8,789,192	0.05%	57.80%	to	54.57%
2016	0.45%	to	2.50%	386,051	18.37	to	19.85	9,227,553	0.00%	30.13%	to	27.46%
2015	0.45%	to	2.50%	800,214	14.12	to	15.57	14,986,879	0.00%	-4.65%	to	-6.61%
2014	0.45%	to	2.50%	484,688	14.80	to	16.68	9,586,358	0.00%	16.28%	to	13.88%
2013	0.45%	to	2.50%	860,829	12.73	to	14.64	15,127,161	0.00%	61.97%	to	58.64%
Variable Trust - Electronics Fund (RELF)
2017	0.45%	to	2.35%	359,692	19.07	to	18.26	6,303,065	0.00%	30.47%	to	27.99%
2016	0.45%	to	2.45%	352,421	14.62	to	11.44	4,829,681	0.00%	23.78%	to	21.30%
2015	0.45%	to	2.50%	335,163	11.81	to	9.38	3,788,042	0.00%	1.64%	to	-0.45%
2014	0.45%	to	2.50%	400,386	11.62	to	9.42	4,465,554	0.00%	23.18%	to	20.65%
2013	0.45%	to	2.50%	234,202	9.43	to	7.81	2,140,213	0.25%	34.44%	to	31.68%
Variable Trust - Energy Fund (RENF)
2017	0.45%	to	2.35%	633,358	8.04	to	16.64	10,865,224	0.59%	-6.69%	to	-8.46%
2016	0.45%	to	2.45%	952,588	8.61	to	8.67	17,650,131	0.82%	30.78%	to	28.16%
2015	0.45%	to	2.50%	839,869	6.59	to	6.73	11,995,085	0.41%	-30.54%	to	-31.97%
2014	0.45%	to	2.50%	759,621	9.48	to	9.90	15,822,605	0.17%	-18.99%	to	-20.66%
2013	0.45%	to	2.50%	306,654	11.71	to	12.48	8,105,926	0.20%	22.91%	to	20.38%
Variable Trust - Energy Services Fund (RESF)
2017	0.45%	to	2.50%	428,056	4.88	to	5.03	5,664,558	0.00%	-19.01%	to	-20.67%
2016	0.45%	to	2.50%	587,594	6.02	to	6.35	9,471,392	1.00%	22.60%	to	20.08%
2015	0.45%	to	2.50%	597,799	4.91	to	5.29	7,964,659	0.37%	-32.01%	to	-33.41%
2014	0.45%	to	2.50%	552,521	7.23	to	7.94	11,202,901	0.00%	-29.66%	to	-31.11%
2013	0.45%	to	2.50%	261,356	10.27	to	11.52	7,762,863	0.00%	23.33%	to	20.79%
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2017	0.45%	to	2.15%	231,471	6.86	to	11.93	2,494,103	0.96%	28.02%	to	25.85%
2016	1.15%	to	2.15%	92,509	9.24	to	9.48	829,321	1.72%	-6.66%	to	-7.60%
2015	0.45%	to	2.15%	108,694	5.70	to	10.26	1,036,926	1.24%	-7.60%	to	-9.18%
2014	0.45%	to	2.15%	134,608	6.17	to	11.30	1,362,829	0.92%	-12.88%	to	-14.37%
2013	0.45%	to	2.20%	598,527	7.08	to	13.12	7,083,250	0.19%	23.34%	to	21.17%
Variable Trust - Financial Services Fund (RFSF)
2017	0.45%	to	2.50%	502,360	11.69	to	9.25	7,099,794	0.44%	15.05%	to	12.69%
2016	0.45%	to	2.50%	735,445	10.16	to	8.21	9,094,946	1.42%	15.31%	to	12.94%
2015	0.45%	to	2.50%	693,822	8.81	to	7.27	7,555,577	0.36%	-4.42%	to	-6.39%
2014	0.45%	to	2.50%	671,332	9.22	to	7.77	7,747,716	0.64%	12.07%	to	9.77%
2013	0.45%	to	2.50%	505,938	8.22	to	7.07	5,285,828	0.51%	26.98%	to	24.37%
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2017	0.45%	to	2.15%	255,028	19.07	to	15.91	5,115,436	1.24%	9.14%	to	7.28%
2016	0.45%	to	2.15%	349,360	17.47	to	14.83	6,448,764	0.88%	-0.79%	to	-2.48%
2015	0.45%	to	2.45%	456,187	17.61	to	14.06	8,447,751	0.89%	-5.52%	to	-7.42%
2014	0.45%	to	2.55%	621,779	18.64	to	15.05	12,309,884	0.69%	34.05%	to	31.23%
2013	0.45%	to	2.55%	349,681	13.91	to	11.47	5,255,438	0.73%	-18.62%	to	-20.34%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - Health Care Fund (RHCF)
2017	0.45%	to	2.45%	479,809	$24.47	to	$20.25	$12,553,597	0.00%	22.31%	to	19.86%
2016	0.45%	to	2.45%	510,299	20.00	to	16.89	10,998,993	0.00%	-10.10%	to	-11.90%
2015	0.45%	to	2.50%	798,201	22.25	to	19.08	19,342,049	0.00%	4.06%	to	1.92%
2014	0.45%	to	2.50%	818,470	21.38	to	18.72	19,291,518	0.00%	24.06%	to	21.50%
2013	0.45%	to	2.50%	702,990	17.24	to	15.41	13,485,978	0.20%	41.18%	to	38.27%
Variable Trust - Internet Fund (RINF)
2017	0.45%	to	2.20%	136,439	26.74	to	36.69	5,204,336	0.00%	33.36%	to	31.02%
2016	0.45%	to	2.35%	169,573	20.05	to	27.42	4,936,192	0.00%	3.97%	to	1.99%
2015	0.45%	to	2.50%	214,786	19.28	to	17.79	6,020,677	0.00%	7.87%	to	5.65%
2014	0.45%	to	2.50%	134,520	17.88	to	16.84	3,583,436	0.00%	1.50%	to	-0.59%
2013	0.45%	to	2.50%	310,691	17.61	to	16.94	8,210,449	0.00%	50.55%	to	47.45%
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2017	1.15%	to	2.30%	10,883,858	0.33	to	0.28	3,379,428	0.00%	-39.65%	to	-40.36%
2016	0.45%	to	2.30%	2,041,696	0.96	to	0.48	1,107,827	0.00%	-29.96%	to	-31.26%
2015	1.15%	to	2.45%	2,794,435	0.79	to	0.85	2,112,085	0.00%	-9.09%	to	-10.29%
2014	1.15%	to	2.50%	1,996,596	0.87	to	0.94	1,661,317	0.00%	-22.67%	to	-23.72%
2013	1.15%	to	2.30%	1,540,494	1.13	to	1.01	1,652,682	0.00%	-44.53%	to	-45.18%
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2017	0.45%	to	2.15%	464,625	3.14	to	2.41	1,216,573	0.00%	-9.30%	to	-10.84%
2016	0.45%	to	2.45%	452,215	3.47	to	3.06	1,267,887	0.00%	-3.38%	to	-5.31%
2015	0.45%	to	2.20%	664,416	3.59	to	2.82	1,920,146	0.00%	-1.66%	to	-3.39%
2014	0.45%	to	2.50%	798,202	3.65	to	3.34	2,388,554	0.00%	-25.25%	to	-26.79%
2013	0.45%	to	2.50%	2,866,211	4.88	to	4.56	12,393,562	0.00%	14.74%	to	12.38%
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2017	1.15%	to	2.15%	95,769	1.42	to	1.23	128,973	0.00%	-14.54%	to	-15.40%
2016	1.15%	to	2.15%	121,474	1.66	to	1.46	191,195	0.00%	-20.06%	to	-20.87%
2015	1.15%	to	1.95%	208,444	2.07	to	1.89	413,390	0.00%	-2.26%	to	-3.05%
2014	1.15%	to	2.50%	351,637	2.12	to	2.48	698,292	0.00%	-12.58%	to	-13.77%
2013	0.45%	to	2.15%	298,812	3.51	to	2.20	694,206	0.00%	-27.90%	to	-29.13%
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2017	0.45%	to	2.15%	247,552	1.58	to	0.76	169,243	0.00%	-25.00%	to	-26.28%
2016	1.15%	to	2.15%	535,422	0.89	to	1.03	449,375	0.00%	-10.52%	to	-11.42%
2015	1.15%	to	2.10%	318,657	0.99	to	1.17	298,344	0.00%	-13.87%	to	-14.70%
2014	0.45%	to	2.50%	321,838	2.69	to	2.09	392,180	0.00%	-19.00%	to	-20.67%
2013	0.45%	to	2.15%	399,140	3.32	to	1.71	589,385	0.00%	-29.37%	to	-30.58%
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2017	0.45%	to	2.30%	450,457	1.94	to	1.12	569,927	0.00%	-13.88%	to	-15.47%
2016	1.15%	to	2.50%	7,555,153	1.53	to	1.75	10,617,019	0.00%	-21.20%	to	-22.27%
2015	0.45%	to	2.40%	1,622,820	2.83	to	1.68	3,245,304	0.00%	-0.35%	to	-2.30%
2014	0.45%	to	2.50%	655,199	2.84	to	2.31	1,245,930	0.00%	-9.26%	to	-11.13%
2013	0.45%	to	2.30%	603,134	3.13	to	1.95	1,327,490	0.00%	-31.16%	to	-32.44%
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2017	0.45%	to	2.15%	672,999	2.66	to	1.40	1,057,934	0.00%	-17.72%	to	-19.12%
2016	0.45%	to	2.15%	777,519	3.24	to	1.73	1,473,865	0.00%	-12.40%	to	-13.89%
2015	0.65%	to	2.10%	1,035,469	3.63	to	2.02	2,241,550	0.00%	-5.06%	to	-6.44%
2014	0.65%	to	2.50%	878,859	3.83	to	3.05	2,018,138	0.00%	-15.01%	to	-16.59%
2013	0.45%	to	2.40%	737,210	4.56	to	2.50	2,017,505	0.00%	-26.85%	to	-28.28%
Variable Trust - Japan 2x Strategy Fund (RLCJ)
2017	0.45%	to	2.15%	68,202	17.20	to	25.98	1,308,835	0.00%	49.62%	to	47.08%
2016	0.45%	to	2.15%	59,041	11.49	to	17.66	781,163	0.00%	8.37%	to	6.53%
2015	0.45%	to	2.45%	101,533	10.61	to	9.04	1,234,316	0.00%	11.49%	to	9.25%
2014	1.15%	to	2.50%	79,473	11.43	to	8.23	881,829	0.00%	-16.38%	to	-17.53%
2013	0.45%	to	2.50%	175,090	11.30	to	9.98	2,492,057	0.00%	55.30%	to	52.10%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - Leisure Fund (RLF)
2017	0.45%	to	2.30%	103,637	$21.75	to	$29.28	$3,588,408	0.22%	19.57%	to	17.36%
2016	0.45%	to	2.30%	146,875	18.19	to	24.95	4,185,284	0.49%	9.07%	to	7.05%
2015	0.45%	to	2.50%	256,578	16.68	to	15.23	6,843,107	0.09%	-0.15%	to	-2.20%
2014	0.45%	to	2.50%	181,903	16.70	to	15.57	4,941,762	0.22%	7.00%	to	4.80%
2013	0.45%	to	2.50%	191,698	15.61	to	14.86	4,912,517	0.59%	41.77%	to	38.85%
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2017	0.45%	to	2.50%	73,684	25.25	to	21.65	3,574,864	0.00%	21.90%	to	19.39%
2016	0.45%	to	2.45%	343,638	20.72	to	18.23	14,284,951	0.00%	29.06%	to	26.48%
2015	0.45%	to	2.50%	336,043	16.05	to	14.34	10,875,301	0.00%	-5.93%	to	-7.87%
2014	0.45%	to	2.50%	94,489	17.06	to	15.57	3,088,946	0.00%	11.43%	to	9.14%
2013	0.45%	to	2.50%	181,969	15.31	to	14.27	4,876,218	0.00%	49.56%	to	46.48%
Variable Fund - Multi-Hedge Strategies (RVARS)
2017	0.45%	to	2.30%	638,005	9.50	to	8.31	5,892,726	0.00%	3.21%	to	1.30%
2016	0.45%	to	2.50%	801,612	9.21	to	7.85	7,227,702	0.10%	-0.93%	to	-2.96%
2015	0.45%	to	2.35%	902,632	9.29	to	8.39	8,312,369	0.64%	1.39%	to	-0.54%
2014	0.45%	to	2.35%	732,401	9.17	to	8.44	6,714,451	0.00%	4.19%	to	2.20%
2013	0.45%	to	2.55%	794,484	8.80	to	7.95	7,062,750	0.00%	1.20%	to	-0.94%
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2017	0.45%	to	2.50%	433,381	59.59	to	55.28	27,750,687	0.00%	68.73%	to	65.27%
2016	0.45%	to	2.15%	216,334	35.32	to	56.50	8,067,938	0.00%	9.10%	to	7.25%
2015	0.45%	to	2.45%	611,925	32.37	to	31.46	20,769,741	0.00%	14.11%	to	11.82%
2014	0.45%	to	2.45%	1,027,097	28.37	to	28.14	31,048,384	0.00%	35.96%	to	33.23%
2013	0.45%	to	2.45%	936,401	20.86	to	21.12	20,772,792	0.00%	79.40%	to	75.81%
Variable Trust - NASDAQ-100(R) Fund (ROF)
2017	0.45%	to	2.45%	530,654	30.15	to	27.17	20,170,097	0.00%	30.53%	to	27.92%
2016	0.45%	to	2.35%	540,704	23.10	to	28.11	16,007,952	0.00%	5.51%	to	3.50%
2015	0.45%	to	2.35%	900,604	21.89	to	27.16	24,997,743	0.00%	7.75%	to	5.70%
2014	0.45%	to	2.55%	746,528	20.32	to	19.28	19,033,453	0.00%	16.92%	to	14.45%
2013	0.45%	to	2.55%	887,995	17.38	to	16.84	19,264,862	0.00%	34.01%	to	31.19%
Variable Trust - Nova Fund (RNF)
2017	0.45%	to	2.15%	489,051	22.37	to	31.82	13,606,944	0.04%	31.19%	to	28.96%
2016	0.45%	to	2.45%	796,712	17.05	to	15.97	16,663,086	0.00%	15.20%	to	12.90%
2015	0.45%	to	2.50%	566,895	14.80	to	14.08	10,643,310	0.00%	-1.17%	to	-3.20%
2014	0.45%	to	2.55%	666,929	14.98	to	14.48	12,705,422	0.08%	18.05%	to	15.56%
2013	0.45%	to	2.55%	1,902,052	12.69	to	12.53	28,504,432	0.09%	48.32%	to	45.19%
Variable Trust - Precious Metals Fund (RPMF)
2017	0.45%	to	2.30%	855,739	5.63	to	8.37	9,924,963	4.50%	6.60%	to	4.63%
2016	0.45%	to	2.50%	940,721	5.28	to	4.75	10,152,106	0.00%	64.77%	to	61.40%
2015	0.45%	to	2.50%	1,368,428	3.21	to	2.94	7,977,234	5.83%	-30.68%	to	-32.12%
2014	0.45%	to	2.50%	879,941	4.63	to	4.34	8,151,128	0.13%	-17.72%	to	-19.42%
2013	0.45%	to	2.50%	851,731	5.62	to	5.38	9,524,330	0.93%	-46.34%	to	-47.45%
Variable Trust - Real Estate Fund (RREF)
2017	0.45%	to	2.30%	197,693	14.32	to	20.00	4,865,511	2.60%	6.18%	to	4.21%
2016	0.45%	to	2.35%	223,411	13.49	to	19.06	5,250,115	1.02%	9.66%	to	7.57%
2015	0.45%	to	2.50%	338,751	12.30	to	10.30	7,117,895	2.02%	-2.96%	to	-4.96%
2014	0.45%	to	2.50%	492,656	12.68	to	10.84	10,849,321	1.19%	20.46%	to	17.98%
2013	0.45%	to	2.50%	391,260	10.52	to	9.19	7,335,555	2.09%	3.48%	to	1.35%
Variable Trust - Retailing Fund (RRF)
2017	0.70%	to	2.10%	91,769	28.56	to	25.20	2,511,408	0.00%	11.54%	to	10.46%
2016	0.70%	to	2.15%	87,325	25.60	to	22.65	2,148,144	0.00%	-0.87%	to	-1.85%
2015	0.45%	to	2.50%	124,823	18.60	to	15.74	3,084,162	0.00%	-1.77%	to	-3.79%
2014	0.45%	to	2.50%	187,893	18.94	to	16.36	4,394,236	0.00%	8.17%	to	5.94%
2013	0.45%	to	2.50%	192,774	17.51	to	15.44	4,609,507	0.02%	35.19%	to	32.40%
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2017	0.45%	to	2.20%	115,272	20.62	to	35.82	4,063,560	0.00%	19.48%	to	17.38%
2016	0.45%	to	2.35%	138,655	17.26	to	29.88	4,092,656	0.00%	29.83%	to	27.36%
2015	0.45%	to	2.50%	119,456	13.30	to	11.28	2,750,865	0.00%	-9.49%	to	-11.35%
2014	0.45%	to	2.50%	237,482	14.69	to	12.72	5,562,054	0.00%	3.82%	to	1.68%
2013	0.45%	to	2.50%	252,741	14.15	to	12.51	5,980,277	0.00%	57.85%	to	54.60%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - S&P 500 2x Strategy Fund (RTF)
2017	0.45%	to	2.50%	753,349	$24.21	to	$22.70	$23,345,040	0.00%	42.85%	to	39.92%
2016	0.45%	to	2.50%	709,399	16.95	to	16.23	15,450,323	0.00%	19.86%	to	17.40%
2015	0.45%	to	2.50%	369,480	14.14	to	13.82	6,625,529	0.00%	-2.10%	to	-4.12%
2014	0.45%	to	2.50%	891,598	14.44	to	14.42	16,675,744	0.00%	24.09%	to	21.54%
2013	0.45%	to	2.50%	1,014,924	11.64	to	11.86	15,631,139	0.00%	67.95%	to	64.50%
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2017	0.45%	to	2.45%	1,435,023	24.67	to	20.45	34,945,300	0.00%	23.84%	to	21.36%
2016	0.45%	to	2.45%	1,468,718	19.92	to	16.85	29,264,332	0.00%	2.12%	to	0.07%
2015	0.45%	to	2.50%	2,553,715	19.51	to	16.76	50,132,537	0.00%	0.63%	to	-1.45%
2014	0.45%	to	2.50%	3,194,594	19.39	to	17.00	62,517,460	0.00%	11.91%	to	9.61%
2013	0.45%	to	2.50%	2,287,444	17.32	to	15.51	40,474,629	0.00%	40.68%	to	37.79%
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2017	0.45%	to	2.45%	1,254,394	19.47	to	17.52	29,033,105	0.76%	15.34%	to	13.03%
2016	0.45%	to	2.50%	1,523,979	16.88	to	15.41	30,875,245	1.14%	16.87%	to	14.47%
2015	0.45%	to	2.50%	1,217,367	14.44	to	13.46	21,106,001	1.04%	-9.79%	to	-11.65%
2014	0.45%	to	2.50%	2,128,730	16.01	to	15.24	41,597,840	0.37%	10.44%	to	8.17%
2013	0.45%	to	2.50%	2,417,188	14.50	to	14.09	43,034,012	0.00%	44.61%	to	41.63%
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2017	0.45%	to	2.45%	380,793	24.36	to	19.92	10,473,123	0.00%	18.23%	to	15.86%
2016	0.45%	to	2.45%	509,527	20.60	to	17.19	11,946,334	0.00%	2.24%	to	0.19%
2015	0.45%	to	2.45%	930,696	20.15	to	17.16	21,384,407	0.00%	0.86%	to	-1.16%
2014	0.45%	to	2.50%	827,165	19.98	to	17.28	18,929,666	0.00%	-2.00%	to	-4.01%
2013	0.45%	to	2.50%	1,496,626	20.39	to	18.00	35,384,794	0.00%	33.45%	to	30.70%
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2017	0.45%	to	2.50%	404,813	18.97	to	16.57	9,583,077	0.00%	12.64%	to	10.33%
2016	0.45%	to	2.50%	911,057	16.85	to	15.02	19,318,534	0.34%	28.31%	to	25.68%
2015	0.45%	to	2.50%	479,147	13.13	to	11.95	7,992,316	0.14%	-12.26%	to	-14.07%
2014	0.45%	to	2.50%	573,667	14.96	to	13.91	11,065,293	0.04%	6.24%	to	4.06%
2013	0.45%	to	2.50%	1,127,639	14.08	to	13.36	20,702,285	0.10%	35.19%	to	32.41%
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2017	0.45%	to	2.45%	496,353	22.67	to	18.80	12,909,532	0.00%	15.56%	to	13.25%
2016	0.45%	to	2.45%	465,553	19.62	to	16.60	10,572,159	0.00%	18.16%	to	15.79%
2015	0.45%	to	2.45%	705,352	16.61	to	14.34	13,744,555	0.00%	-0.82%	to	-2.81%
2014	0.45%	to	2.50%	756,633	16.74	to	14.69	14,965,168	0.00%	-0.45%	to	-2.50%
2013	0.45%	to	2.50%	1,496,718	16.82	to	15.06	29,782,353	0.00%	40.67%	to	37.78%
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2017	0.45%	to	2.45%	528,975	16.51	to	13.33	10,150,079	0.00%	-0.72%	to	-2.71%
2016	0.45%	to	2.45%	836,193	16.63	to	13.71	16,213,550	0.00%	31.15%	to	28.52%
2015	0.45%	to	2.45%	528,126	12.68	to	10.66	7,812,190	0.00%	-13.93%	to	-15.66%
2014	0.45%	to	2.45%	517,699	14.73	to	12.65	9,163,876	0.00%	0.86%	to	-1.17%
2013	0.45%	to	2.45%	812,402	14.61	to	12.80	14,186,349	0.48%	42.18%	to	39.33%
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2017	0.95%	to	2.30%	167,540	6.26	to	5.60	1,030,716	0.00%	-18.80%	to	-19.54%
2016	0.45%	to	2.30%	294,555	9.68	to	6.97	2,290,986	0.00%	6.52%	to	4.55%
2015	0.45%	to	2.30%	179,801	9.09	to	6.66	1,294,892	0.00%	12.84%	to	10.74%
2014	0.45%	to	2.40%	560,826	8.05	to	5.96	3,757,287	0.00%	22.38%	to	19.98%
2013	0.45%	to	2.30%	150,484	6.58	to	5.01	808,868	0.00%	-3.41%	to	-5.20%
Variable Trust - Technology Fund (RTEC)
2017	0.45%	to	2.45%	419,506	20.59	to	17.93	11,207,725	0.00%	32.03%	to	29.39%
2016	0.45%	to	2.45%	440,399	15.60	to	13.85	8,985,933	0.00%	10.57%	to	8.36%
2015	0.45%	to	2.50%	457,774	14.10	to	12.72	8,584,454	0.00%	0.66%	to	-1.41%
2014	0.45%	to	2.50%	527,975	14.01	to	12.90	9,837,345	0.00%	9.76%	to	7.50%
2013	0.45%	to	2.50%	362,371	12.77	to	12.00	6,237,296	0.00%	34.78%	to	32.01%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - Telecommunications Fund (RTEL)
2017	0.65%	to	2.45%	58,362			$9.00	$582,335	1.08%			3.27%
2016	0.65%	to	2.45%	102,863	8.56	to	8.72	993,798	0.32%	16.64%	to	14.54%
2015	0.65%	to	2.15%	127,757	7.34	to	11.31	1,043,908	1.59%	-7.33%	to	-8.73%
2014	0.65%	to	2.15%	126,898	7.92	to	12.39	1,138,272	1.99%	1.95%	to	0.41%
2013	0.90%	to	1.90%	117,499	8.86	to	8.29	1,042,534	2.05%	15.92%	to	15.23%
Variable Trust - Transportation Fund (RTRF)
2017	0.45%	to	2.30%	183,274	20.99	to	28.22	6,057,552	0.27%	21.47%	to	19.22%
2016	0.45%	to	2.35%	224,030	17.28	to	23.51	6,040,756	0.00%	14.91%	to	12.72%
2015	0.65%	to	2.50%	174,576	14.79	to	13.05	4,303,854	0.00%	-14.65%	to	-16.24%
2014	0.45%	to	2.50%	355,267	17.59	to	15.58	10,200,613	0.00%	22.25%	to	19.73%
2013	0.45%	to	2.50%	410,896	14.39	to	13.02	9,712,977	0.00%	49.96%	to	46.88%
Variable Trust - Utilities Fund (RUTL)
2017	0.45%	to	2.50%	199,593	17.29	to	16.51	3,740,981	1.58%	10.52%	to	8.25%
2016	0.45%	to	2.50%	280,829	15.64	to	15.25	4,823,502	0.94%	15.81%	to	13.44%
2015	0.45%	to	2.50%	512,587	13.51	to	13.45	7,536,635	2.50%	-7.78%	to	-9.68%
2014	0.45%	to	2.50%	551,770	14.64	to	14.89	8,856,609	1.72%	22.34%	to	19.82%
2013	0.45%	to	2.50%	315,279	11.97	to	12.43	4,236,429	3.11%	13.12%	to	10.79%
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2017	1.15%	to	1.95%	50,443	6.87	to	6.22	336,591	0.00%	17.95%	to	16.99%
2016	1.15%	to	1.95%	61,576	5.83	to	5.32	348,742	0.00%	-9.76%	to	-10.49%
2015	0.45%	to	2.45%	110,043	5.77	to	5.76	670,233	0.00%	-17.20%	to	-18.87%
2014	0.45%	to	2.10%	69,426	6.97	to	7.18	524,984	0.00%	-22.27%	to	-23.56%
2013	0.45%	to	2.10%	63,300	8.97	to	9.40	623,311	0.00%	-3.25%	to	-4.86%
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2017	0.45%	to	2.50%	1,057,242	11.63	to	10.55	11,665,235	2.98%	3.00%	to	0.88%
2016	0.45%	to	2.45%	1,886,568	11.29	to	10.48	20,484,574	5.43%	8.08%	to	5.91%
2015	0.45%	to	2.45%	1,142,012	10.45	to	9.90	11,554,154	3.03%	0.28%	to	-1.74%
2014	0.45%	to	2.45%	656,347	10.42	to	10.07	6,709,817	0.00%	1.92%	to	-0.13%
2013	0.45%	to	2.20%	443,521	10.22	to	10.10	4,502,917	0.00%	2.21%	to	1.01%	****
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
2017	1.15%	to	1.95%	148,622	11.41	to	11.13	1,667,959	3.96%	5.64%	to	4.79%
2016	0.45%	to	2.45%	180,571	10.97	to	10.50	1,929,928	9.76%	11.12%	to	8.89%
2015	1.15%	to	1.95%	85,475	9.79	to	9.70	831,855	0.19%	-1.85%	to	-2.65%
Health Sciences Portfolio - II (TRHS2)
2017	0.85%	to	1.65%	740,093	10.25	to	10.05	7,527,628	0.00%	26.23%	to	25.21%
2016	0.85%	to	1.65%	451,417	8.12	to	8.02	3,649,358	0.00%	-11.47%	to	-12.19%
2015	1.00%	to	1.65%	168,760	9.17	to	9.14	1,545,737	0.00%	-8.34%	to	-8.62%	****
VanEck VIP Global Gold Fund: Service Class (VVGGS)
2017	1.00%	to	1.65%	45,104	10.71	to	10.66	483,239	0.00%	7.09%	to	6.62%	****
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2017	0.85%	to	1.65%	565,610	9.59	to	9.40	5,382,630	0.00%	-2.80%	to	-3.58%
2016	0.85%	to	1.65%	309,007	9.87	to	9.75	3,036,037	0.23%	42.20%	to	41.05%
2015	0.85%	to	1.65%	104,748	6.94	to	6.91	725,758	0.00%	-30.62%	to	-30.88%	****
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2017	0.45%	to	2.50%	688,632	6.55	to	5.70	4,178,307	0.00%	-2.14%	to	-4.15%
2016	0.45%	to	2.50%	877,139	6.69	to	5.94	5,499,904	0.35%	43.06%	to	40.13%
2015	0.45%	to	2.50%	717,439	4.68	to	4.24	3,183,037	0.03%	-33.75%	to	-35.11%
2014	0.45%	to	2.50%	598,836	7.06	to	6.54	4,061,072	0.06%	-19.47%	to	-21.13%
2013	0.45%	to	2.50%	461,180	8.76	to	8.29	3,930,479	0.54%	10.04%	to	7.77%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2017	0.45%	to	2.45%	1,246,020	14.09	to	12.06	16,243,300	1.53%	17.74%	to	15.38%
2016	0.45%	to	2.45%	1,460,461	11.96	to	10.45	16,318,949	0.58%	-3.01%	to	-4.95%
2015	0.45%	to	2.45%	1,806,564	12.33	to	11.00	21,053,117	0.36%	-8.76%	to	-10.59%
2014	0.45%	to	2.50%	2,023,234	13.52	to	12.27	26,136,125	0.50%	-5.69%	to	-7.63%
2013	0.45%	to	2.50%	2,219,333	14.33	to	13.28	30,788,998	1.16%	24.57%	to	22.01%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Energy (WRENG)
2017	1.00%	to	1.65%	121,565	$9.07	to	$8.93	$1,097,925	0.81%	-13.52%	to	-14.08%
2016	1.00%	to	1.65%	85,714	10.49	to	10.39	897,079	0.14%	33.21%	to	32.34%
2015	1.00%	to	1.65%	9,027	7.88	to	7.85	71,055	0.00%	-21.23%	to	-21.47%	****
Lazard NVIT Flexible Opportunistic Strategies Fund P (obsolete) (NLFOSP)
2016	1.00%	to	2.10%	298,392	10.25	to	9.95	3,011,508	2.03%	4.35%	to	3.20%
2015	1.25%	to	2.10%	264,531	9.78	to	9.64	2,571,082	0.88%	-4.45%	to	-5.28%
2014	1.25%	to	1.95%	60,458	10.24	to	10.19	617,679	0.81%	2.38%	to	1.89%	****
NVIT Flexible Fixed Income Fund Class P (obsolete) (NVFIP)
2016	1.00%	to	1.95%	132,510	9.97	to	9.71	1,302,153	3.78%	6.87%	to	5.85%
2015	1.00%	to	1.95%	110,518	9.33	to	9.18	1,020,662	5.17%	-4.48%	to	-5.40%
2014	1.25%	to	1.90%	55,403	9.75	to	9.70	538,888	3.96%	-2.52%	to	-2.95%	****
NVIT Flexible Moderate Growth Fund Class P (obsolete) (NVFMGP)
2016	1.00%	to	1.95%	481,577	10.62	to	10.35	5,061,209	3.08%	8.20%	to	7.16%
2015	1.00%	to	1.95%	265,618	9.82	to	9.66	2,584,937	2.78%	-4.31%	to	-5.22%
2014	1.25%	to	1.95%	86,529	10.24	to	10.20	884,088	2.68%	2.44%	to	1.95%	****
Mariner Hyman Beck Portfolio: Class 2 (obsolete) (NOVMH2)
2016	0.45%	to	2.50%	627,989	9.11	to	8.29	5,419,175	0.00%	-8.55%	to	-10.42%
2015	0.45%	to	2.50%	650,267	9.96	to	9.25	6,206,351	8.46%	-7.05%	to	-8.96%
2014	0.45%	to	2.50%	352,793	10.72	to	10.16	3,664,471	0.00%	7.06%	to	4.85%
2013	0.45%	to	2.50%	253,002	10.01	to	9.69	2,486,015	0.00%	3.45%	to	1.32%
Pioneer Emerging Markets VCT Portfolio - Class II (obsolete) (PIVEM2)
2016	0.45%	to	1.95%	62,739	7.14	to	6.45	421,889	0.20%	5.51%	to	3.92%
2015	0.45%	to	2.10%	74,082	6.77	to	6.15	475,873	4.30%	-15.94%	to	-17.34%
2014	0.45%	to	2.10%	77,131	8.05	to	7.45	594,884	0.19%	-13.19%	to	-14.63%
2013	0.45%	to	2.10%	156,684	9.27	to	8.72	1,396,179	0.82%	-2.63%	to	-4.25%
Guggenheim Variable Fund - CLS Global Diversified Equity Fund (obsolete) (RVAMR)
2016	1.15%	to	2.30%	160,546	12.72	to	11.30	1,969,554	1.48%	7.24%	to	6.00%
2015	0.45%	to	2.50%	1,257,580	11.76	to	10.47	14,467,164	0.91%	-6.52%	to	-8.45%
2014	0.45%	to	2.55%	1,249,764	12.58	to	11.39	15,543,695	0.27%	3.01%	to	0.83%
2013	0.45%	to	2.50%	1,198,793	12.22	to	11.33	14,563,763	0.02%	22.88%	to	20.35%
Guggenheim Variable Fund - CLS Global Growth Fund (obsolete) (RVBER)
2016	0.45%	to	2.30%	126,569	12.55	to	10.47	1,436,108	0.57%	6.46%	to	4.48%
2015	0.45%	to	2.50%	853,997	11.79	to	9.85	9,180,862	0.69%	-4.45%	to	-6.41%
2014	0.45%	to	2.50%	878,354	12.34	to	10.52	9,985,356	0.61%	2.34%	to	0.23%
2013	0.45%	to	2.50%	677,455	12.06	to	10.50	7,580,969	1.52%	18.21%	to	15.78%
Guggenheim Variable Fund - CLS Growth and Income Fund (obsolete) (RVCLR)
2016	0.45%	to	2.35%	214,319	11.95	to	10.14	2,412,715	0.68%	6.61%	to	4.58%
2015	0.45%	to	2.50%	1,986,155	11.21	to	9.57	20,771,137	1.09%	-4.59%	to	-6.55%
2014	0.45%	to	2.50%	2,024,648	11.74	to	10.24	22,412,265	0.65%	1.34%	to	-0.75%
2013	0.45%	to	2.50%	1,377,640	11.59	to	10.31	15,158,693	1.58%	9.67%	to	7.41%
Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund (obsolete) (DXVIMF)
2014	1.15%	to	2.10%	59,108	11.36	to	11.29	669,623	0.00%	13.59%	to	12.86%	****
Insurance Trust - Direxion VP Indexed Commodity Strategy Fund (obsolete) (DXVIC)
2014	1.25%	to	2.00%	2,438	9.18	to	9.13	22,335	0.00%	-8.23%	to	-8.70%	****
Dynamic VP HY Bond Fund (obsolete) (DXVHY)
2014	1.15%	to	2.50%	99,835	10.66	to	10.27	1,046,427	2.25%	-1.25%	to	-2.60%
2013	0.45%	to	2.50%	243,208	10.92	to	10.55	2,603,468	2.21%	3.48%	to	1.35%
VIP Contrafund(R) Portfolio - Service - Class 2R (obsolete) (FC2R)
2014	0.95%	to	1.60%	336,677	24.66	to	23.96	8,331,456	0.69%	10.18%	to	9.88%
2013	0.95%	to	1.60%	386,322	22.38	to	21.80	8,675,282	0.85%	29.17%	to	28.81%
VIP Equity-Income Portfolio - Service Class 2 R (obsolete) (FEI2R)
2014	0.45%	to	2.50%	785,259	16.63	to	13.02	13,829,493	3.05%	7.96%	to	5.74%
2013	0.45%	to	2.45%	635,670	15.41	to	12.37	10,469,708	2.96%	27.22%	to	24.66%
VIP Growth Portfolio - Service Class 2 R (obsolete) (FG2R)
2014	0.45%	to	2.50%	2,163,708	19.04	to	15.19	38,138,026	0.24%	10.54%	to	8.27%
2013	0.45%	to	2.45%	1,062,979	17.23	to	14.09	17,083,564	0.33%	35.36%	to	32.64%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.45%	to	2.15%	308,078	13.39	to	14.62	4,810,959	5.64%	6.46%	to	4.64%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP High Income Portfolio - Service Class 2R (obsolete) (FHI2R)
2014	0.45%	to	2.50%	333,474	$11.27	to	$10.66	$3,658,266	3.60%	0.45%	to	-1.62%
2013	0.45%	to	2.50%	290,706	11.21	to	10.83	3,211,341	5.89%	5.39%	to	3.22%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.45%	to	2.50%	312,339	10.25	to	9.50	3,129,777	0.96%	0.30%	to	-1.77%
Series M (Macro Opportunities Series) (obsolete) (GSBLMO)
2015	0.45%	to	2.35%	185,315	10.49	to	10.06	1,899,162	2.58%	-0.75%	to	-2.65%
2014	0.45%	to	2.35%	95,487	10.56	to	10.34	996,814	0.00%	4.87%	to	2.87%
2013	1.35%	to	2.10%	2,358	10.06	to	10.05	23,718	0.00%	0.61%	to	0.51%	****
NVIT Nationwide Fund - Class III (obsolete) (TRF3)
2013	0.45%	to	2.30%	113,926	15.59	to	16.83	1,841,734	1.53%	30.53%	to	28.11%
NVIT Government Bond Fund - Class III (obsolete) (GBF3)
2013	0.45%	to	2.15%	669,943	10.68	to	11.38	9,075,697	1.44%	-4.53%	to	-6.16%
NVIT Investor Destinations Aggressive Fund - Class VI (obsolete) (GVIDA6)
2013	0.45%	to	1.95%	379,377	14.92	to	16.25	6,452,390	1.97%	26.61%	to	24.70%
NVIT Investor Destinations Balanced Fund - Class VI (obsolete) (NVDBL6)
2013	0.45%	to	2.00%	106,233	12.93	to	12.21	1,328,607	1.95%	12.92%	to	11.17%
NVIT Investor Destinations Capital Appreciation Fund - Class VI (obsolete) (NVDCA6)
2013	1.00%	to	2.50%	96,385	13.56	to	12.82	1,276,664	2.10%	18.20%	to	16.41%
NVIT Investor Destinations Conservative Fund - Class VI (obsolete) (GVIDC6)
2013	0.45%	to	2.30%	768,696	11.50	to	11.87	9,911,437	1.32%	4.23%	to	2.30%
NVIT Investor Destinations Moderate Fund - Class VI (obsolete) (GVIDM6)
2013	0.45%	to	2.50%	1,230,727	13.38	to	12.32	18,913,039	1.46%	16.03%	to	13.64%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (obsolete) (GVDMA6)
2013	0.45%	to	1.95%	427,296	14.25	to	15.67	7,074,831	1.72%	21.82%	to	19.98%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (obsolete) (GVDMC6)
2013	0.45%	to	2.50%	671,052	12.52	to	11.92	9,594,807	1.25%	10.10%	to	7.83%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.45%	to	2.45%	210,197	12.48	to	11.59	2,564,300	2.33%	20.55%	to	18.13%
NVIT Multi-Manager Small Cap Growth Fund - Class III (obsolete) (SCGF3)
2013	0.45%	to	2.50%	108,907	18.01	to	12.27	1,728,650	0.00%	43.72%	to	40.77%
NVIT Multi-Manager Small Cap Value Fund - Class III (obsolete) (SCVF3)
2013	0.45%	to	2.45%	132,331	17.07	to	14.54	2,714,433	1.05%	39.74%	to	36.94%
NVIT Multi-Manager Small Company Fund - Class III (obsolete) (SCF3)
2013	0.45%	to	2.10%	142,009	16.81	to	25.48	3,283,214	0.15%	40.32%	to	37.99%
American Century NVIT Growth Fund -Class II (obsolete) (CAF2)
2015	0.45%	to	2.50%	244,341	13.65	to	12.91	3,230,670	0.87%	3.89%	to	1.75%
2014	0.45%	to	2.50%	98,599	13.13	to	12.69	1,272,551	0.92%	10.54%	to	8.27%
2013	0.45%	to	1.65%	7,357	11.88	to	11.79	86,833	1.24%	18.82%	to	17.86%	****
VP Income & Growth Fund - Class III (obsolete) (ACVIG3)
2014	0.45%	to	2.50%	660,331	18.51	to	14.44	12,814,948	2.01%	12.00%	to	9.69%
2013	0.45%	to	2.45%	310,052	16.53	to	13.22	5,487,546	2.29%	35.21%	to	32.50%
VP Ultra(R) Fund - Class III (obsolete) (ACVU3)
2014	1.15%	to	1.60%	57,799	18.18	to	17.16	1,043,856	0.42%	8.74%	to	8.25%
2013	1.15%	to	1.60%	25,186	16.72	to	15.85	414,407	0.53%	35.44%	to	34.83%
VP Value Fund - Class III (obsolete) (ACVV3)
2014	0.45%	to	2.50%	767,059	17.75	to	15.03	16,521,671	1.44%	12.57%	to	10.25%
2013	0.45%	to	2.50%	525,812	15.77	to	13.63	10,132,795	1.71%	31.13%	to	28.44%
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (obsolete) (VWAR)
2014	1.15%	to	2.15%	188,357	9.78	to	9.43	1,819,617	0.00%	-2.20%	to	-3.19%
2013	1.15%	to	2.20%	168,013	10.00	to	9.72	1,665,592	0.00%	3.84%	to	2.74%

2017	Reserves for annuity contracts in payout phase:								66,779
2017	Contract owners’ equity:								$2,123,466,643
2016	Reserves for annuity contracts in payout phase:								69,540
2016	Contract owners’ equity:								$1,791,511,137
2015	Reserves for annuity contracts in payout phase:								70,623
2015	Contract owners’ equity:								$1,613,745,449
2014	Reserves for annuity contracts in payout phase:								89,289
2014	Contract owners’ equity:								$1,524,687,920
2013	Reserves for annuity contracts in payout phase:								113,380
2013	Contract owners’ equity:								$1,358,664,885

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2017 and 2016, the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes and financial statement schedules I, III, IV, and V (collectively, the “consolidated financial statements”) of the Company as listed in the accompanying table of contents. In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)

(“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company’s auditor since 1968.

Columbus, Ohio

February 28, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S.

member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2017	2016	2015
Revenues
Policy charges	$2,545	$2,361	$2,216
Premiums	633	642	786
Net investment income	2,414	2,139	1,982
Net realized investment gains (losses), including other-than-temporary impairment losses	12	(111)	82
Other revenues	9	8	14

Total revenues	$5,613	$5,039	$5,080

Benefits and expenses
Interest credited to policyholder account values	$1,844	$1,406	$1,078
Benefits and claims	1,283	1,298	1,662
Amortization of deferred policy acquisition costs	392	433	68
Other expenses, net of deferrals	1,193	998	1,044

Total benefits and expenses	$4,712	$4,135	$3,852

Income before federal income taxes and noncontrolling interests	$901	$904	$1,228
Federal income tax benefit (expense)	408	(126)	(293)

Net income	$1,309	$778	$935
Loss attributable to noncontrolling interests, net of tax	96	91	96

Net income attributable to Nationwide Life Insurance Company	$1,405	$869	$1,031

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2017	2016	2015
Net income	$1,309	$778	$935

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$550	$237	$(720)
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(100)	22	43

Total other comprehensive income (loss), net of tax	$450	$259	$(677)

Total comprehensive income	$1,759	$1,037	$258
Comprehensive loss attributable to noncontrolling interests, net of tax	(96)	(91)	(96)

Total comprehensive income attributable to Nationwide Life Insurance Company	$1,855	$1,128	$354

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2017	2016
Assets
Investments:
Fixed maturity securities, available-for-sale	$50,201	$43,690
Mortgage loans, net of allowance	10,929	9,760
Policy loans	1,030	989
Short-term investments	1,406	1,944
Other investments	1,493	1,111

Total investments	$65,059	$57,494
Cash and cash equivalents	95	92
Accrued investment income	549	514
Deferred policy acquisition costs	5,676	5,432
Other assets	4,203	3,035
Separate account assets	105,607	89,071

Total assets	$181,189	$155,638

Liabilities and equity
Liabilities
Future policy benefits and claims	$59,885	$52,911
Short-term debt	—	300
Long-term debt	793	707
Other liabilities	3,433	3,104
Separate account liabilities	105,607	89,071

Total liabilities	$169,718	$146,093

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	7,703	6,530
Accumulated other comprehensive income	1,308	626

Total shareholder’s equity	$10,733	$8,878
Noncontrolling interests	738	667

Total equity	$11,471	$9,545

Total liabilities and equity	$181,189	$155,638

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036
Comprehensive income (loss):
Net income (loss)	$—	$—	$1,031	$—	$1,031	$(96)	$935
Other comprehensive (loss)	—	—	—	(677)	(677)	—	(677)

Total comprehensive income (loss)	$—	$—	$1,031	$(677)	$354	$(96)	$258
Change in noncontrolling interest	—	—	—	—	—	100	100

Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394

Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,405	$—	$1,405	$(96)	$1,309
Other comprehensive income	—	—	—	450	450	—	450

Total comprehensive income (loss)	$—	$—	$1,405	$450	$1,855	$(96)	$1,759
Cumulative effect of adoption of accounting principle[1]	—	—	(232)	232	—	—	—
Change in noncontrolling interest	—	—	—	—	—	167	167

Balance as of December 31, 2017	$4	$1,718	$7,703	$1,308	$10,733	$738	$11,471

[1]	Includes the reclassification of accumulated other comprehensive income on net unrealized gains on available-for-sale securities into retained earnings for the stranded tax effects resulting from the Tax Cuts and Jobs Act, as discussed in Note 2.

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2017	2016	2015
Cash flows from operating activities
Net income	$1,309	$778	$935
Adjustments to net income:
Net realized investment (gains) losses, including other-than-temporary impairment losses	(12)	111	(82)
Interest credited to policyholder account values	1,844	1,406	1,078
Capitalization of deferred policy acquisition costs	(923)	(823)	(870)
Amortization of deferred policy acquisition costs	392	433	68
Amortization and depreciation	99	81	107
Changes in:
Future policy benefits and claims	(934)	(680)	(249)
Derivatives, net	(486)	(247)	(141)
Other, net	(319)	(77)	(63)

Net cash provided by operating activities	$970	$982	$783

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$4,471	$3,007	$2,828
Proceeds from sales of available-for-sale securities	1,857	852	466
Purchases of available-for-sale securities	(11,648)	(8,938)	(7,106)
Proceeds from repayments and sales of mortgage loans	651	792	1,027
Issuances of mortgage loans	(1,807)	(2,163)	(2,155)
Net sales (purchases) of short-term investments	543	(1,174)	169
Collateral received, net	378	217	48
Purchase of Jefferson National Financial Corp, net of cash assumed	(186)	—	—
Other, net	(355)	(231)	(136)

Net cash used in investing activities	$(6,096)	$(7,638)	$(4,859)

Cash flows from financing activities
Net change in short-term debt	$(300)	$(100)	$(260)
Investment and universal life insurance product deposits	10,442	10,894	8,224
Investment and universal life insurance product withdrawals	(5,034)	(4,132)	(3,884)
Other, net	21	19	(14)

Net cash provided by financing activities	$5,129	$6,681	$4,066

Net increase (decrease) in cash and cash equivalents	$3	$25	$(10)
Cash and cash equivalents at beginning of year	92	67	77

Cash and cash equivalents at end of year	$95	$92	$67

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio-domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, life insurance agencies, specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2017 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiary, Olentangy Reinsurance, LLC (“Olentangy”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”), Eagle Captive Reinsurance, LLC (“Eagle”) and Jefferson National Financial Corp (“JNF”) and its wholly-owned subsidiaries, as discussed in Note 4. NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. Olentangy is a Vermont-domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor. Eagle is an Ohio-domiciled special purpose financial captive insurance company. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. See Note 4 for detailed information related to the acquisition of JNF.

As of December 31, 2017 and 2016, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position, after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, certain future policy benefits and claims, goodwill, provision for income taxes and valuation of net deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, net realized investment gains and losses, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily, monthly or annual basis and are recognized as revenue when earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed indexed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the fair value of the liability. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of interest credited to policyholder account values. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are based on actual experience and industry data and are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with a weighted average interest rate of 6.6% for the years ended December 31, 2017 and 2016 and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.8% and 4.6% for the years ended December 31, 2017 and 2016, respectively, with a provision for adverse deviation.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $70 million and $72 million as of December 31, 2017 and 2016, respectively.

Advances under FHLB funding agreements. The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law and recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2017 and 2016 was $2.0 billion and $2.3 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $47 million of FHLB stock as of December 31, 2017 and 2016.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. The Company obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of the reinsurers to minimize counterparty credit risk. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. On an ongoing basis, the Company monitors the financial condition of reinsurers. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Amounts recoverable from reinsurers are estimated in a manner consistent with future policy benefits and claims reserves. The Company reports its reinsurance recoverables net of any allowance for estimated uncollectible reinsurance recoverables, if deemed necessary. The Company’s consideration is based upon ongoing reviews of amounts outstanding, changes in reinsurer credit standings and other relevant factors.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to results of operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing annually.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 6.25% growth per year as of December 31, 2017.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted annually.

Refer to Note 6 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized in net investment income when earned.

As of December 31, 2017 and 2016, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (85% and 86% as of December 31, 2017 and 2016, respectively), and compared to pricing from additional sources, to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using this matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2017 and 2016, the fair value of the securities received as collateral and recorded off-balance sheet is $43 million and $331 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2017 and 2016, the fair value of loaned securities was $348 million and $541 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in results of operations and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in results of operations, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an OTTI is recognized through results of operations.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are categorized into the following property types: office, industrial, retail, hotel, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance for losses.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of each new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrower’s ability to make the balloon payment upon maturity of such loan or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, the value of the property collateral is determined to be less than the current carrying value and it is probable that the Company will be unable to collect all amounts due pursuant to the contractual terms of the loan agreement. When management determines that a mortgage loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at such loan’s effective interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on property type, loan-to-value and loan surveillance categories. This non-specific reserve reflects management’s best estimates of probable losses inherent in the portfolio for mortgage loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on historical loan loss experience, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest on non-accrual status mortgage loans is included in net investment income in the period collected. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds and real estate partnerships accounted for under the equity method, as well as trading securities, equity securities and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and recognizes changes in fair value in net realized investment gains and losses.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes income or losses from equity method investments in net investment income. These equity method investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the investment might not be recoverable. The Company’s unfunded commitments related to alternative investments were $787 million and $495 million as of December 31, 2017 and 2016, respectively. The carrying value of alternative investments was $582 million and $362 million as of December 31, 2017 and 2016, respectively.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

Consolidated VIEs are primarily made up of tax credit funds whereby the Company serves as the managing member and has guaranteed after-tax benefits to third party investors. The Company has sold $1.7 billion and $1.5 billion in tax credit funds to unrelated third parties as of December 31, 2017 and 2016, respectively. These guaranteed after-tax benefits are provided through periods ending in 2036 and are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $987 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $738 million and $667 million as of December 31, 2017 and 2016, respectively, and are included within the consolidated balance sheets primarily as other investments of $680 million, other assets of $189 million and other liabilities of $158 million as of December 31, 2017, and other investments of $614 million, other assets of $77 million and other liabilities of $67 million as of December 31, 2016. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into results of operations in the same period or periods that the hedged transaction impacts results of operations. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually or on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and results of operations, and the selection of comparable companies used to develop market-based assumptions. The carrying value of goodwill was $269 million and $200 million as of December 31, 2017 and 2016, respectively, and is included in other assets in the consolidated balance sheets. There were no impairments to goodwill as of December 31, 2017 and 2016. Total additions to goodwill was $69 million for the year ended December 31, 2017 and there was no addition to goodwill for the year ended December 31, 2016.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and the Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future, unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 11 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value (“NAV”). Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and is effective January 1, 2018. Impacts to the Company include a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities and assessed its investment portfolio for impairment. As a result of the Act, the Company recognized $530 million of federal income tax benefit and immaterial net realized investment loss in the statement of operations for the year ended December 31, 2017. Additional provisions of the Act will apply to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which include a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. As a result, the Company has reclassified $253 million of AMT credit carryforwards, net of government fees of $11 million, as an income tax receivable.

The valuation of deferred tax assets and liabilities related to life insurance reserves based on changes in the Act reflects the Company’s best estimates and assumptions at this time. The Company is in the process of finalizing inputs to these valuations, which includes further analysis on estimates within life insurance reserves; thus, the provisional measurements of deferred tax assets and liabilities are subject to change. These valuations will be finalized in 2018. The Company has recorded $134 million of provisional amounts in both deferred tax assets and deferred tax liabilities. There is no impact to net deferred tax liabilities.

Refer to Note 7 and Note 14 for additional discussion on the impact of the Act on the Company’s investments and federal income taxes, respectively.

The Company files with the NMIC consolidated federal income tax return.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2017, 2016 and 2015 and 31% of the number of life insurance policies in force in 2017 (33% in 2016 and 35% in 2015). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 28, 2018, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2017, the Company adopted ASU 2015-09, Financial Services- Insurance: Disclosures about Short-Duration Contracts, which amends ASC 944, Financial Services-Insurance, on short duration insurance contracts. This guidance requires additional disclosures of disaggregated incurred and paid claims development information, as well as any significant changes in methodologies or assumptions and claims frequency. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-05, Derivatives and Hedging: Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. The update clarifies that a change in the hedging derivative’s counterparty does not by itself trigger de-designation of a hedging relationship, provided that all other hedge accounting criteria continue to be met. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-06, Derivatives and Hedging: Contingent Put and Call Options in Debt Instruments. The update clarifies that in assessing whether an embedded contingent put or call option is clearly and closely related to the debt host, an entity is required to perform only the four-step decision sequence as amended by the ASU. Consequently, the Company does not have to separately assess whether the event that triggers its ability to exercise the contingent option is itself indexed only to interest rates or credit risk. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

On January 1, 2017, the Company adopted ASU 2016-07, Equity Method and Joint Ventures: Simplifying the Transition to the Equity Method of Accounting. The update simplifies the equity method of accounting by eliminating the requirement to retrospectively apply the equity method to an investment that subsequently qualified for such accounting as a result of an increase in the level of ownership interest or degree of influence. Consequently, when an investment qualifies for the equity method, the cost of acquiring the additional interest in the investee is added to the current basis of the investor’s previously held interest, and the equity method is applied subsequently from the date on which the investor obtains the ability to exercise significant influence over the investee. Unrealized holding gains or losses in AOCI related to an available-for-sale security that becomes eligible for the equity method are recognized in earnings as of the date on which the investment qualifies for the equity method. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-17, Interests Held through Related Parties That Are under Common Control. The update amends existing GAAP consolidations guidance by requiring a reporting entity to evaluate its indirect economic interest in a VIE held through a related party under common control on a proportionate basis. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On February 14, 2018, the FASB issued ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allows for the option to reclassify the stranded tax effects resulting from the Act from AOCI to retained earnings. The Company early adopted this guidance by applying a cumulative effect adjustment to the consolidated balance sheet, effective December 31, 2017. This resulted in an increase in AOCI of $232 million and a decrease in retained earnings of $232 million.

Pending Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. In August 2015, the FASB issued ASU 2015-14, Deferral of the Effective Date, which deferred the effective date of ASU 2014-09 by one year for all entities. In March, April and May 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licenses, and ASU 2016-12, Revenue from Contracts with Customers: Narrow Scope Improvements and Practical Expedients, respectively. These amendments clarify guidance on transition, collectability, noncash consideration and the presentation of sales taxes and other similar taxes. In December 2016, the FASB issued ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amended guidance provides clarification and correction of unintended application of ASU 2014-09, Revenue from Contracts with Customers. The Company will adopt ASU 2014-09, 2016-08, 2016-10, 2016-12 and 2016-20 for annual periods beginning January 1, 2018. Adoption of the above guidance will not have a material impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for annual periods beginning January 1, 2018. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The Company will adopt the ASU for annual periods beginning January 1, 2018. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for interim and annual periods beginning after December 15, 2018 and should be applied on a modified retrospective basis. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated results of operations and financial condition.

(4)	Business Combinations

On March 1, 2017 (“acquisition date”), the Company completed its acquisition of JNF. The Company acquired 100% of the stock of JNF for a total consideration of $201 million in cash. As a result of the acquisition, JNF and its subsidiaries became wholly-owned subsidiaries of Nationwide. JNF, based in Louisville, Kentucky, is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNF’s wholly-owned subsidiaries include Jefferson National Life Insurance Company (“JNL”), Jefferson National Life Insurance Company of New York (“JNLNY”) and Jefferson National Securities Corporation (“JNSC”). JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. JNSC is a registered broker-dealer.

The following table summarizes the consideration paid for JNF and the fair values of the assets acquired and liabilities assumed as of the acquisition date:

(in millions)
Assets
Total investments	$512
Cash and cash equivalents	15
Accrued investment income	4
Reinsurance recoverables, net of allowance[1]	487
Goodwill[1]	69
Other intangibles[1,2]	80
Other assets	6
Separate account assets	4,349

Total assets acquired	$5,522

Liabilities
Future policy benefits and claims	$696
Long-term debt	95
Other liabilities	181
Separate account liabilities	4,349

Total liabilities assumed	$5,321

Total consideration	$201

1	Included in other assets in the consolidated balance sheets.
2	Primarily includes valuation of business acquired.

As a result of the JNF acquisition, the Company recorded goodwill representing the excess of the fair value of consideration exchanged over the fair value of tangible assets acquired, liabilities assumed and separately identified intangible assets.

The determination of fair value of the assets acquired, liabilities assumed and purchase consideration reflects the

Company’s best estimates and assumptions. The Company is in the process of finalizing valuations of certain intangible assets as integration efforts of JNF are not yet completed; thus, the provisional measurements of intangible assets and goodwill are subject to change.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table presents unaudited financial information regarding JNF operations included in the Company’s consolidated statements of operations from the acquisition date to the period ending December 31, 2017. The following table also presents unaudited pro forma information as if JNF had been included in the consolidated results of the Company for the entire years ended December 31, 2017, 2016 and 2015. The pro forma information combines the historical consolidated results of the Company and JNF for the periods presented.

	Actual from acquisition date through	Pro forma for twelve months ended December 31,
(in millions)	December 31, 2017	2017	2016	2015
Revenue	$26	$5,619	$5,072	$5,113
Net Income (Loss)	(6)	1,310	783	935

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(5)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $291 million and $359 million for the years ended December 31, 2017 and December 31, 2016, respectively. The net amount at risk, general account value and reserve balances for GMAB were immaterial as of December 31, 2017 and 2016. The separate account value subject to GMIB was $355 million and $347 million for the years ended December 31, 2017 and December 31, 2016, respectively. The general account value subject to GMIB was $46 million and $47 million as of December 31, 2017 and 2016, respectively. The net amount at risk and reserve balances for GMIB were immaterial as of December 31, 2017 and 2016. Paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2017 and 2016.

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2017				December 31, 2016
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$842	$32,313	$16	67	$922	$27,459	$76	66
Minimum return or anniversary contract value	1,764	33,337	347	71	1,813	31,380	555	71

Total contracts with GMDB	$2,606	$65,650	$363	69	$2,735	$58,839	$631	69

Contracts with GLWB:
Minimum return or anniversary contract value	$84	$39,183	$104	68	$149	$34,974	$166	67

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2017	2016
GMDB	$164	$170
GLWB	$300	$297

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to expected policyholder behavior. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $32 million and lower amortization of DAC of $10 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

During 2015, the Company recognized a net decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions, primarily related to the Company’s assumptions of participant benefit utilization of the net settlement option within the GLWB. The Company updated its estimate to reduce expected utilization of the net settlement option. For the year ended December 31, 2015, the change in estimate resulted in net realized investment gains of $187 million, an increase to life insurance benefits and claims of $164 million and lower amortization of DAC of $28 million.

Paid claims for GMDB were $14 million and $36 million for the years ended December 31, 2017 and 2016, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2017 and 2016.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Mutual funds:
Bond	$7,167	$5,986
Domestic equity	53,617	48,824
International equity	3,874	3,010

Total mutual funds	$64,658	$57,820
Money market funds	992	1,019

Total[1]	$65,650	$58,839

1	Excludes $40.0 billion and $30.2 billion as of December 31, 2017 and 2016, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Indexed Annuity Contracts

The Company offers fixed indexed annuity products with an enhanced GMDB and GLWB. As of December 31, 2017 and 2016, the fixed indexed annuity general account value was $9.8 billion and $5.3 billion, respectively. This includes $351 million and $230 million of general account value relating to contracts with the enhanced GMDB and $3.7 billion and $2.5 billion of general account value relating to contracts with GLWB as of December 31, 2017 and 2016, respectively. These enhanced GMDB reserves were immaterial and GLWB reserves were $31 million and $19 million as of December 31, 2017 and 2016, respectively. The net amount at risk for these guarantees was immaterial as of December 31, 2017 and 2016. Paid claims on contracts with these guarantees were immaterial for the years ended December 31, 2017 and 2016.

The Company conducts an annual comprehensive review of assumptions for fixed indexed annuity guarantees. For the years ended December 31, 2017, 2016 and 2015, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $915 million and $710 million as of December 31, 2017 and 2016, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2017 and 2016.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to the Company’s assumptions related to expected policyholder renewal premiums. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $42 million and lower amortization of DAC and other related balances of $22 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for the no-lapse guarantees, primarily related to the Company’s assumptions related to lapses, mortality and economic scenario expectations. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $21 million and lower amortization of DAC and other related balances of $9 million.

During 2015, the Company completed its annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees. For the year ended December 31, 2015, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC and other related balances.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2017	$3,637	$2,350	$61,489	51
December 31, 2016	$2,991	$2,117	$55,053	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

(6)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2017	2016	2015
Balance at beginning of year	$5,432	$5,200	$4,063
Capitalization of DAC	923	823	870
Amortization of DAC, excluding unlocks	(461)	(412)	(326)
Amortization of DAC related to unlocks	69	(21)	258
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(287)	(158)	335

Balance at end of year	$5,676	$5,432	$5,200

During 2017, the Company conducted its annual comprehensive review of model assumptions related to financial services operations used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. As part of this review, the Company recognized a decrease in amortization for DAC of $69 million and a decrease in amortization for other related balances of $13 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

During 2016, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

During 2015, the Company recognized a decrease in amortization for DAC of $258 million and decrease in amortization for other related balances of $21 million. The updated assumptions were primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate to reduce expected utilization of the net settlement option, as well as a decrease in the expected lapse rates for certain variable annuity products.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(7)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$358	$39	$1	$396
Obligations of states, political subdivisions and foreign governments	3,433	414	2	3,845
Corporate securities	37,643	2,018	220	39,441
Residential mortgage-backed securities	2,788	107	23	2,872
Commercial mortgage-backed securities	1,154	13	6	1,161
Asset-backed securities	2,466	44	24	2,486

Total fixed maturity securities	$47,842	$2,635	$276	$50,201
Equity securities	73	10	4	79

Total available-for-sale securities	$47,915	$2,645	$280	$50,280

December 31, 2016
Fixed maturity securities:
U.S. government and agencies	$596	$49	$—	$645
Obligations of states, political subdivisions and foreign governments	2,454	265	23	2,696
Corporate securities	33,086	1,276	497	33,865
Residential mortgage-backed securities	3,161	126	39	3,248
Commercial mortgage-backed securities	1,260	23	4	1,279
Asset-backed securities	1,967	30	40	1,957

Total fixed maturity securities	$42,524	$1,769	$603	$43,690
Equity securities	2	8	—	10

Total available-for-sale securities	$42,526	$1,777	$603	$43,700

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI. The Company has the ability and intent to hold equity securities until anticipated recovery and does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2017. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,391	$1,408
Due after one year through five years	11,337	11,762
Due after five years through ten years	14,300	14,642
Due after ten years	14,406	15,870

Subtotal	$41,434	$43,682
Residential mortgage-backed securities	2,788	2,872
Commercial mortgage-backed securities	1,154	1,161
Asset-backed securities	2,466	2,486

Total fixed maturity securities	$47,842	$50,201

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$2,365	$1,174
Adjustment to DAC	(478)	(191)
Adjustment to future policy benefits and claims	(103)	(68)
Adjustment to policyholder dividend obligation	(88)	(74)
Deferred federal income tax expense	(593)	(288)
Cumulative effect of adoption of accounting principle[2]	232	—

Net unrealized gains on available-for-sale securities	$1,335	$553

1	Includes net unrealized gains of $38 million and $1 million as of December 31, 2017 and 2016, respectively, related to the non-credit portion of other-than-temporarily impaired securities.
2	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the stranded tax effects resulting from the Act, as discussed in Note 2.

The following table summarizes the change in net unrealized gains and losses reported in AOCI, for the years ended:

	December 31,
(in millions)	2017	2016
Balance at beginning of year	$553	$316
Unrealized gains arising during the year:
Net unrealized gains on available-for-sale securities before adjustments	1,191	499
Non-credit impairments and subsequent changes in fair value of impaired debt securities	37	21
Net adjustment to DAC and other expense	(287)	(158)
Net adjustment to future policy benefits and claims	(35)	(52)
Net adjustment to policyholder dividend obligations	(14)	(7)
Related federal income tax expense	(318)	(109)

Unrealized gains on available-for-sale securities	$574	$194
Less: Reclassification adjustment for net realized gains (losses) and credit related OTTI on available-for-sale securities, net of tax (expense) benefit ($(13) and $23 as of December 31, 2017 and 2016, respectively)	24	(43)

Increase in net unrealized gains on available-for-sale securities	$550	$237

Cumulative effect of adoption of accounting principle	232	—

Balance at end of year	$1,335	$553

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2017
Fixed maturity securities:
Corporate securities	$3,363	$37	$4,058	$183	$220
Residential mortgage-backed securities	370	3	433	20	23
Asset-backed securities	254	1	82	23	24
Other	437	3	238	6	9

Total fixed maturity securities	4,424	44	4,811	232	276
Equity securities	12	2	30	2	4

Total[2]	$4,436	$46	$4,841	$234	$280

December 31, 2016
Fixed maturity securities:
Corporate securities	$8,762	$320	$1,498	$177	$497
Residential mortgage-backed securities	303	6	397	33	39
Asset-backed securities	327	1	365	39	40
Other	716	21	94	6	27

Total fixed maturity securities	10,108	348	2,354	255	603
Equity securities	—	—	—	—	—

Total[2]	$10,108	$348	$2,354	$255	$603

1	As of December 31, 2017 and 2016, there were $67 million and $118 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 775 and 946 available-for-sale securities in an unrealized loss position as of December 31, 2017 and 2016, respectively.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Amortized cost:
Loans with non-specific reserves	$10,963	$9,775
Loans with specific reserves[1]	—	17

Total amortized cost	$10,963	$9,792

Valuation allowance:
Non-specific reserves	$34	$28
Specific reserves	—	4

Total valuation allowance[2]	$34	$32

Mortgage loans, net of allowance	$10,929	$9,760

1	Interest income recognized on mortgage loans with a specific reserve was immaterial for the years ended December 31, 2017, 2016 and 2015. The average recorded investment was $8.5 million, $18 million and $14 million for the years ended December 31, 2017, 2016 and 2015, respectively.
2	Changes in the valuation allowance are due to current period provisions and recoveries. These changes for the years ended December 31, 2017, 2016 and 2015 were immaterial.

As of December 31, 2017 and 2016, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the LTV and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2017
Apartment	$4,102	$102	$4,204	$4,181	$23	$4,204
Industrial	1,573	10	1,583	1,582	1	1,583
Office	1,752	—	1,752	1,738	14	1,752
Retail	2,995	4	2,999	2,996	3	2,999
Other	425	—	425	425	—	425

Total	$10,847	$116	$10,963	$10,922	$41	$10,963

Weighted average DSC ratio	2.06	1.31	2.05	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	59%	81%	59%

December 31, 2016
Apartment	$3,503	$11	$3,514	$3,514	$—	$3,514
Industrial	1,459	14	1,473	1,439	34	1,473
Office	1,570	3	1,573	1,539	34	1,573
Retail	2,850	30	2,880	2,866	14	2,880
Other	352	—	352	352	—	352

Total	$9,734	$58	$9,792	$9,710	$82	$9,792

Weighted average DSC ratio	2.05	1.26	2.04	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	58%	74%	59%

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $10 million were on deposit with various regulatory agencies as required by law as of December 31, 2017 and 2016. Available-for-sale securities with a carrying value of $88 million and $260 million were pledged as collateral to secure funding agreements as of December 31, 2017 and 2016, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Fixed maturity securities, available-for-sale	$1,982	$1,781	$1,646
Mortgage loans	450	407	390
Alternative investments	23	8	3
Policy loans	41	52	51
Other	27	21	12

Gross investment income	$2,523	$2,269	$2,102
Tax credit fund losses[1]	44	68	59
Investment expenses	65	62	61

Net investment income	$2,414	$2,139	$1,982

1	Represents losses on tax credit funds accounted for under the equity method of accounting. Tax benefits on these tax credit funds are recorded in federal income tax benefit.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including OTTI, by source, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Realized gains on sales[1]	$53	$50	$15
Realized losses on sales[1]	(16)	(90)	(41)
Net realized derivative losses	(9)	(42)	120
Valuation losses and other	(5)	(3)	(11)
OTTI losses[2,3]	(11)	(26)	(1)

Net realized investment gains (losses)	$12	$(111)	$82

1	Gross gains of $52 million, $49 million and $11 million and gross losses of $11 million, $89 million and $36 million were realized on sales of available-for-sale securities during the years ended December 31, 2017, 2016 and 2015, respectively.
2	OTTI on fixed maturity securities excludes $4 million, $6 million and $2 million of non-credit losses included in other comprehensive income for the years ended December 31, 2017, 2016 and 2015, respectively.
3	Includes impairments on alternative investment tax credit funds due to corporate tax rate reductions set forth in the Act during the year ended December 31, 2017.

The following table summarizes the cumulative credit losses, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Cumulative credit losses at beginning of year[1]	$(195)	$(224)	$(254)
New credit losses	(3)	(22)	(1)
Incremental credit losses	(2)	—	—
Losses related to securities included in the beginning balance sold or paid down during the period	30	51	31

Cumulative credit losses at end of year[1]	$(170)	$(195)	$(224)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(8)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance products and annuity products with guarantees or indexed crediting features that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps, which are included in derivatives designated and qualifying as hedging instruments in the following tables. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2017 and 2016, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	December 31, 2017				December 31, 2016
	Derivative assets		Derivative liabilities		Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional	Fair value	Notional[1]	Fair value	Notional[1]
Derivatives designated and qualifying as hedging instruments	$60	$654	$93	$1,127	$128	$942	$11	$288
Derivatives not designated as hedging instruments:
Interest rate contracts	$25	$2,131	$73	$2,336	$75	$2,078	$110	$1,681
Equity contracts	1,070	15,738	—	2,081	633	10,821	—	1,246
Other derivative contracts	—	—	12	2	—	—	2	2

Derivatives (gross)	$1,155	$18,523	$178	$5,546	$836	$13,841	$123	$3,217

Accrued interest	9		6		10		11
Subject to master netting agreements	(62)		(62)		(71)		(71)

Derivatives (net)	$1,102		$122		$775		$63

Cash collateral (received)/pledged[2]	(998)		106		(660)		29
Securities (received)/pledged[2,3]	(101)		—		(89)		30

Uncollateralized position	$3		$16		$26		$4

1	Prior period balances updated to conform to current period presentation that aligns with regulatory changes and also include all derivatives cleared through an exchange.
2	Excludes initial margin posted on derivatives of $114 million and $146 million as of December 31, 2017 and 2016, respectively.
3	Securities received as collateral are recorded off-balance sheet.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Derivatives not designated as hedging instruments:
Interest rate contracts	$(9)	$13	$(141)
Equity contracts	(25)	(81)	(257)
Total return swaps	—	—	(44)
Other derivative contracts	2	8	(6)
Net interest settlements	(9)	(2)	32

Total derivative losses[1]	$(41)	$(62)	$(416)
Change in embedded derivative liabilities and related fees[2]	32	20	536

Net realized derivative (losses) gains	$(9)	$(42)	$120

1	Included in total derivative losses are economic hedging losses of $2 million, $2 million and $402 million related to the guaranteed benefit annuity programs for the years ended December 31, 2017, 2016 and 2015, respectively. Included in total derivative losses for the year ended 2015 are economic hedging gains of $52 million related to the program that protected against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
2	The annual comprehensive review of model assumptions for the individual variable annuity business produced an immaterial impact for the years ended December 31, 2017 and 2016. The annual review produced a favorable impact for the year ended December 31, 2015, attributable to the change in estimate to reduce expected utilization of the net settlement option.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(9)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2017:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$395	$—	$1	$396
Obligations of states, political subdivisions and foreign governments	60	3,780	5	3,845
Corporate securities	—	38,529	912	39,441
Residential mortgage-backed securities	1,190	1,682	—	2,872
Commercial mortgage-backed securities	—	1,161	—	1,161
Asset-backed securities	—	2,342	144	2,486

Total fixed maturity securities, available-for-sale, at fair value	$1,645	$47,494	$1,062	$50,201
Other investments at fair value	401	1,157	14	1,572

Investments at fair value	$2,046	$48,651	$1,076	$51,773

Derivative instruments - assets	—	85	1,070	1,155
Separate account assets[1]	103,532	1,365	61	104,958

Assets at fair value	$105,578	$50,101	$2,207	$157,886

Liabilities
Future policy benefits and claims[2]	$—	$—	$984	$984
Derivative instruments - liabilities	—	166	12	178

Liabilities at fair value	$—	$166	$996	$1,162

1	Excludes $649 million of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.
2	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348
Net gains (losses)
In operations[1]	4	(1)	307	(4)	306	(648)
In other comprehensive income	63	—	—	—	63	—
Purchases	74	17	239	—	330	—
Sales	(176)	(3)	(109)	—	(288)	—
Transfers into Level 3	91	—	—	—	91	—
Transfers out of Level 3	(415)	—	—	—	(415)	—

Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized losses on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(638) million for future policy benefits and claims, $264 million for derivative assets, $(10) million for derivative liabilities and $(1) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $721 million of the total fixed maturity securities as of December 31, 2017.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2017 are primarily due to the change in observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2017.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2017:

Unobservable Inputs	Range
Mortality	0.1% - 10%[2]
Lapse	0% - 35%[3]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[4]	See note 4 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
3	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR, determined by market observables for similarly rated public bonds.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6	A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years, so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2017:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2016:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$642	$1	$2	$645
Obligations of states, political subdivisions and foreign governments	57	2,639	—	2,696
Corporate securities	—	32,592	1,273	33,865
Residential mortgage-backed securities	1,385	1,857	6	3,248
Commercial mortgage-backed securities	—	1,279	—	1,279
Asset-backed securities	—	1,817	140	1,957

Total fixed maturity securities, available-for-sale, at fair value	$2,084	$40,185	$1,421	$43,690
Other investments at fair value	1,050	957	1	2,008

Investments at fair value	$3,134	$41,142	$1,422	$45,698

Derivative instruments - assets	—	203	633	836
Separate account assets[1]	87,266	1,374	65	88,705

Assets at fair value	$90,400	$42,719	$2,120	$135,239

Liabilities
Future policy benefits and claims[2]	$—	$—	$346	$346
Derivative instruments - liabilities	—	121	2	123

Liabilities at fair value	$—	$121	$348	$469

1	Excludes $366 million of separate account assets that use NAV as a practical expedient to estimate fair value.
2	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets[4]	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2015	$1,228	$37	$445	$361	$2,071	$71
Net (losses) gains
In operations[1]	(12)	8	92	(13)	75	277
In other comprehensive income	39	(11)	—	—	28	—
Purchases	147	—	115	—	262	—
Sales	(178)	(33)	(19)	(283)	(513)	—
Transfers into Level 3	261	—	—	—	261	—
Transfers out of Level 3	(64)	—	—	—	(64)	—

Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $(157) million for future policy benefits and claims, $145 million for derivative assets, and $(4) million for derivative liabilities and $(2) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.0 billion of total fixed maturity securities as of December 31, 2016.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
4	Certain prior period amounts related to separate account assets that use NAV as a practical expedient to estimate fair value have changed to conform with the current period presentation as a result of new guidance.

Transfers into and out of Level 3 during the year ended December 31, 2016 are primarily due to the change in the observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2016.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2017				December 31, 2016
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$10,929	$10,876	$—	$10,876	$9,760	$9,589	$—	$9,589
Policy loans	$1,030	$1,030	$—	$1,030	$989	$989	$—	$989
Other investments	$78	$78	$—	$78	$72	$72	$—	$72

Liabilities
Investment contracts	$36,746	$34,711	$—	$34,711	$31,431	$29,736	$—	$29,736
Short-term debt	$—	$—	$—	$—	$300	$300	$—	$300
Long-term debt	$793	$1,070	$977	$93	$707	$927	$920	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(10)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions	Total
Balance as of December 31, 2015[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2016[1]	$25	$175	$200
Adjustments	—	69	69

Balance as of December 31, 2017[1]	$25	$244	$269

1	The goodwill balances have not been previously impaired.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(11)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Liabilities:
Future policyholder benefits	$1,571	$1,602
Policyholder funds and accumulated dividends	137	138
Policyholder dividends payable	20	20
Policyholder dividend obligation	110	100
Other policy obligations and liabilities	25	38

Total liabilities	$1,863	$1,898

Assets:
Available-for-sale securities	$1,294	$1,286
Mortgage loans, net of allowance	220	223
Policy loans	128	138
Other assets	77	98

Total assets	$1,719	$1,745

Excess of reported liabilities over assets	$144	$153

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities, available-for-sale	$14	$7
Adjustment to policyholder dividend obligation	(14)	(7)

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$144	$153

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,294	$1,286
Amortized cost	1,206	1,212
Shadow policyholder dividend obligation	(88)	(74)

Net unrealized appreciation	$—	$—

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2017	2016	2015
Revenues:
Premiums	$53	$56	$58
Net investment income	81	84	87
Realized investment (losses) gains	(1)	(3)	1
Realized losses credited to policyholder benefit obligation	(4)	(1)	(5)

Total revenues	$129	$136	$141

Benefits and expenses:
Policy and contract benefits	$115	$125	$122
Change in future policyholder benefits and interest credited to policyholder accounts	(32)	(36)	(33)
Policyholder dividends	39	40	40
Change in policyholder dividend obligation	(8)	(8)	(4)
Other expenses	1	1	1

Total benefits and expenses	$115	$122	$126

Total revenues, net of benefits and expenses, before federal income tax expense	$14	$14	$15
Federal income tax expense	5	5	5

Revenues, net of benefits and expenses and federal income tax expense	$9	$9	$10

Maximum future earnings from assets and liabilities:
Beginning of period	$153	$162	$172
Change during period	(9)	(9)	(10)

End of period	$144	$153	$162

Cumulative closed block earnings from inception through December 31, 2017, 2016 and 2015 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $22 million, $26 million and $32 million as of December 31, 2017, 2016 and 2015, respectively.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(12)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had no amounts outstanding under the agreement as of December 31, 2017 and had $300 million outstanding as of December 31, 2016, which had a weighted average interest rate of 0.72%.

In April 2017, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 23, 2018, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities, at a borrowing rate set by the FHLB. The Company had $6.5 billion and $6.1 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2017 and 2016, respectively.

In April 2015, NMIC and the Company replaced their previous $600 million revolving credit facility with a new credit facility of $750 million and a borrowing rate of 0.785% plus a U.S. LIBOR rate, which is based on the repayment date of the draw, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2017 and 2016.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to the one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2017 and 2016.

The amount of interest paid on short-term debt was immaterial in 2017, 2016 and 2015.

(13)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2017	2016
8.15% surplus note, due June 27, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 31, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other[1]	93	7

Total long-term debt	$793	$707

1	Includes debt assumed in the JNF acquisition.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2017, 2016 and 2015. Payments of interest and principal under the surplus notes require the prior approval of the ODI.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(14)	Federal Income Taxes

The following table summarizes the components of federal income tax benefit (expense) for the years ended:

	December 31,
(in millions)	2017	2016	2015
Current tax benefit (expense)[1]	$177	$(61)	$(76)
Deferred tax benefit (expense)[1]	231	(65)	(217)

Total federal income tax benefit (expense)	$408	$(126)	$(293)

1	Includes reclassification of AMT credit carryforwards from deferred tax assets to an income tax receivable as a result of the Act.

The following table summarizes how the total federal income tax benefit (expense) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2017		2016		2015
(in millions)	Amount	%	Amount	%	Amount	%
Income before federal income taxes and noncontrolling interests	$901		$904		$1,228
Rate reconciliation:
Computed (expected tax expense)	$(315)	(35)%	$(316)	(35)%	$(430)	(35)%
Dividends received deduction	128	14%	144	16%	118	10%
Tax credits	90	10%	81	9%	63	5%
Impact of enacted tax law changes[1]	530	59%	—	—%	—	—%
Other, net[2]	(25)	(3)%	(35)	(4)%	(44)	(4)%

Total federal income tax benefit (expense)	$408	45%	$(126)	(14)%	$(293)	(24)%

1	Represents the remeasurement of deferred tax assets and liabilities of $541 million and government fees of $(11) million as a result of the Act.
2	Certain prior period amounts have been reclassified to conform to the current year’s presentation.

The Company’s current federal income tax receivable (liability) was $166 million and $(52) million as of December 31, 2017 and 2016, respectively.

The Company made $8 million, $7 million and $33 million of payments for the years ended December 31, 2017, 2016 and 2015, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Deferred tax assets
Future policy benefits and claims	$781	$953
Tax credit carryforwards	350	599
Derivatives, including embedded derivatives	44	21
Other	236	383

Gross deferred tax assets	$1,411	$1,956
Valuation allowance	(10)	(17)

Gross deferred tax assets, net of valuation allowance	$1,401	$1,939

Deferred tax liabilities
Deferred policy acquisition costs	$971	$1,577
Available-for-sale securities	589	536
Other	311	278

Gross deferred tax liabilities	$1,871	$2,391

Net deferred tax liability	$470	$452

As of December 31, 2017, the Company has gross federal net operating losses of $17 million, which expire between 2018 and 2037. As of December 31, 2017, the Company had $307 million in low-income-housing credit carryforwards, which expire between 2024 and 2037. In addition, the Company had $43 million in foreign tax credit carryforwards which expire between 2024 and 2026. The Company expects to fully utilize all carryforwards.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2017	2016	2015
Balance at beginning of period	$36	$36	$38
Additions for current year tax positions	2	1	1
Additions for prior year tax positions	—	1	—
Reductions for prior years tax positions	(28)	(2)	(3)

Balance at end of period	$10	$36	$36

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2013 tax year.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(15)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy was granted a permitted practice from the Commissioner of Insurance of the State of Vermont allowing Olentangy to carry the assets placed in a trust account by Union Hamilton Reinsurance Ltd. and held for the benefit of the ceding insurer under a reinsurance agreement on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value with the offset to surplus. In 2017, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2016, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million, and also raised NLIC’s admitted deferred tax assets by $8 million.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. In 2017, this prescribed practice decreased NLIC’s valuation of this subsidiary by $184 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2016, this prescribed practice decreased NLIC’s valuation of this subsidiary by $97 million, and also reduced NLIC’s admitted deferred tax assets by $15 million.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2017	2016	2015
Statutory net income (loss)
NLIC	$1,039	$751	$167
NLAIC	(277)	(227)	(99)
JNL	—	N/A	N/A
JNLNY	—	N/A	N/A

Statutory capital and surplus
NLIC	$5,949	$5,208	$4,567
NLAIC	1,340	968	735
JNL	35	N/A	N/A
JNLNY	7	N/A	N/A

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment, and they must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2017, 2016 and 2015 NLIC did not pay any dividends to NFS. As of January 1, 2018, NLIC has the ability to pay dividends to NFS totaling $1.0 billion without obtaining prior approval.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity, based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, JNL, JNLNY, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group, which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2017, 2016 and 2015, the Company was allocated costs from NMIC and NSC totaling $324 million, $277 million and $289 million, respectively.

Under the enterprise cost sharing agreement, the Company has an arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $17 million, $19 million and $18 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion as of December 31, 2017 and 2016. Total revenues from these contracts were $125 million, $127 million and $129 million for the years ended December 31, 2017, 2016 and 2015, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $111 million for the years ended December 31, 2017 and 2016, and $106 million for the year ended December 31, 2015.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $158 million for the year ended December 31, 2017 and $209 million for the years ended December 31, 2016 and 2015, while benefits, claims and expenses ceded during these years were $108 million, $185 million and $207 million, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2017, 2016 and 2015, customer allocations to NFG funds totaled $66.7 billion, $61.4 billion and $59.1 billion, respectively. For the years ended December 31, 2017, 2016 and 2015, NFG paid the Company $221 million, $199 million and $196 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $899 million as of December 31, 2017 and 2016, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2017, 2016 and 2015.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $72 million, $65 million and $63 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2017, 2016 and 2015, the Company had notes receivable outstanding of $313 million, $332 million and $238 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company, a subsidiary of NMIC. As of December 31, 2017, 2016 and 2015, the Company had notes receivable outstanding of $7 million, $11 million and $14 million, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries, under such policies, in accordance with applicable accounting rules.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, NMIC insofar as any inquiry, examination, or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business with various third parties based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(18)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2017	2016	2015
Premiums
Direct	$962	$1,011	$1,144
Assumed from other companies	—	—	—
Ceded to other companies	(329)	(369)	(358)

Net	$633	$642	$786

Life, accident and health insurance in force
Direct	$291,984	$275,404	$260,465
Assumed from other companies	2	2	5
Ceded to other companies	(62,714)	(61,674)	(60,976)

Net	$229,272	$213,732	$199,494

Amounts recoverable under reinsurance contracts totaled $1,124 million, $683 million and $647 million as of December 31, 2017, 2016 and 2015, respectively, and are included in other assets in the consolidated balance sheets.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(19) Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its business segments. During the 2017 second quarter, the Company reorganized its business segments based on the internally-aligned segment leadership structure, which is how the Company monitors results and assesses performance. The Company now has three reportable segments: Individual Products & Solutions (“IPS”), Retirement Plans and Corporate and Other. All prior period business segment results have been updated to conform to the current period presentation.

The primary segment profitability measure that management uses is a financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items, such as trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges; (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest. The Company believes this financial measure enhances the understanding and comparability of its performance by highlighting its results from continuing operations and their underlying profit drivers.

Individual Products and Solutions

IPS offers the following products: individual deferred annuity contracts, immediate annuities, and various life insurance products. Individual deferred annuity contracts offered consist of deferred variable annuity contracts, deferred fixed annuity contracts and deferred fixed indexed annuity contracts. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods, while deferred fixed indexed annuity contracts generate a return for the customer based on market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The various life insurance products offered consist of individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business NIA managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Corporate and Other

The Corporate and Other segment includes certain non-operating changes in variable annuity liabilities and non-operating realized gains and losses, related amortization and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2017
Revenues:
Policy charges	$2,428	117	—	$2,545
Premiums	596	—	37	633
Net investment income	1,521	835	58	2,414
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)	(318)
Other revenues[2]	1	—	9	10

Total revenues	$4,546	$952	$(214)	$5,284
Benefits and expenses:
Interest credited to policyholder account values[3]	$783	557	36	$1,376
Benefits and claims[4]	1,395	—	27	1,422
Amortization of DAC	332	6	54	392
Other expenses, net of deferrals	741	194	258	1,193

Total benefits and expenses	$3,251	$757	$375	$4,383

Income before federal income taxes and noncontrolling interests	$1,295	195	(589)	$901
Less: certain non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	(54)
Less: net gain attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,295	$195	$(121)

Assets as of year end	$134,326	$35,520	$11,343	$181,189

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$2,254	$107	$—	$2,361
Premiums	605	—	37	642
Net investment income	1,337	791	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(299)	(299)
Other revenues[2]	—	—	14	14

Total revenues	$4,196	$898	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder account values[3]	$684	$531	$30	$1,245
Benefits and claims[4]	1,245	—	32	1,277
Amortization of DAC	432	4	(3)	433
Other expenses, net of deferrals	654	181	163	998

Total benefits and expenses	$3,015	$716	$222	$3,953

Income before federal income taxes and noncontrolling interests	$1,181	$182	$(459)	$904
Less: certain non-operating changes in variable annuity liabilities and net realized investment (losses)[1]	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	(91)

Pre-tax operating earnings (loss)	$1,181	$182	$(75)

Assets as of year end	$113,062	$32,239	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$2,105	$111	$—	$2,216
Premiums	751	—	35	786
Net investment income	1,193	752	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(56)	(56)
Other revenues[2]	(83)	—	7	(76)

Total revenues	$3,966	$863	$23	$4,852
Benefits and expenses:
Interest credited to policyholder account values	$564	$494	$20	$1,078
Benefits and claims[3]	1,405	—	29	1,434
Amortization of DAC	128	7	(67)	68
Other expenses, net of deferrals	705	163	176	1,044

Total benefits and expenses	$2,802	$664	$158	$3,624

Income before federal income taxes and noncontrolling interests	$1,164	$199	$(135)	$1,228
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	(56)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	74
Less: net loss attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,164	$199	$(57)

Assets as of year end	$104,020	$30,524	$9,634	$144,178

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.
3	Excludes certain non-operating changes in variable annuity liabilities.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2017 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$358	$396	$396
Obligations of states, political subdivisions and foreign governments	3,433	3,845	3,845
Public utilities	5,374	5,582	5,582
All other corporate, mortgage-backed and asset-backed securities	38,677	40,378	40,378

Total fixed maturity securities, available-for-sale	$47,842	$50,201	$50,201
Equity securities, available-for-sale:
Common stocks:
Banks, trust and insurance companies	$15	$15	$15
Industrial, miscellaneous and all other	14	12	12
Nonredeemable preferred stocks	44	52	52

Total equity securities, available-for-sale	$73	$79	$79
Trading assets	73	74	74
Mortgage loans, net of allowance	10,963		10,929	[1]
Policy loans	1,030		1,030
Other investments	1,340		1,340
Short-term investments	1,406		1,406

Total investments	$62,727		$65,059

1	Difference from Column B is primarily attributable to valuation allowances due to impairments on mortgage loans on estate (see Note 7 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2017, 2016 and 2015 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2017
IPS	$5,922	$38,510			$596
Retirement Plans	235	18,773			—
Corporate and Other	(481)	2,602			37

Total	$5,676	$59,885			$633

2016
IPS	$5,390	$32,621			$605
Retirement Plans	229	17,443			—
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

2015
IPS	$5,007	$26,742			$751
Retirement Plans	222	15,940			—
Corporate and Other	(29)	2,715			35

Total	$5,200	$45,397			$786

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2017
IPS	$1,521	$2,507	$332	741
Retirement Plans	835	557	6	194
Corporate and Other	58	63	54	258

Total	$2,414	$3,127	$392	$1,193

2016
IPS	$1,337	$2,111	$432	654
Retirement Plans	791	531	4	181
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

2015
IPS	$1,193	$2,198	$128	$705
Retirement Plans	752	494	7	163
Corporate and Other	37	48	(67)	176

Total	$1,982	$2,740	$68	$1,044

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2017, 2016 and 2015 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2017
Life, accident and health insurance in force	$291,984	$(62,714)	$2	$229,272
Premiums:
Life insurance[1]	$700	$(67)	$—	$633
Accident and health insurance	262	(262)	—	—

Total	$962	$(329)	$—	$633

2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

2015
Life, accident and health insurance in force	$260,465	$(60,976)	$5	$199,494
Premiums:
Life insurance[1]	$842	$(56)	$—	$786
Accident and health insurance	302	(302)	—	—

Total	$1,144	$(358)	$—	$786

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2017, 2016 and 2015 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2017
Valuation allowances - mortgage loans	$32	$6	$—	$(4)	$34

2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

2015
Valuation allowances - mortgage loans	$26	$2	$—	$(2)	$26

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

52

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-4:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2017.
Statement of Operations for the year ended December 31, 2017.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2017 and 2016.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015.
Consolidated Statements of Comprehensive Income for the years ended December 31, 2017, 2016 and 2015.
Consolidated Balance Sheets as of December 31, 2017 and 2016.
Consolidated Statements of Equity as of December 31, 2017, 2016, 2015, and 2014.
Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Pre-Effective Amendment No. 4 on September 7, 2007 (File No. 333-135650) as Exhibit 24 and hereby incorporated by reference.
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit 3 and hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously on June 16, 2015 with Pre-Effective Amendment No. 2 to the registration statement (File No. 333-201820) and hereby incorporated by reference.
5)	Variable Annuity Application - Filed previously on June 16, 2015 with Pre-Effective Amendment No. 2 to the registration statement (File No. 333-201820) and hereby incorporated by reference.
6)	Depositor’s Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.

1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
5)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
6)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
7)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
8)	Participation Agreement with Credit Suisse Asset Management, LLC, and Provident Distributors, Inc. dated January 3, 2000 with the registration statement under 033-60063, post effective amendment number 21 filed on April 22, 2008 as document creditsuissefpa.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm

16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
21)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September, 1999 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonfpa.htm
22)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
23)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
24)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
25)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc. dated May 2, 2011 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsfpa.htm
26)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
27)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
28)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
29)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
30)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm

31)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., as amended, dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
32)	Fund Participation Agreement with ProFunds Distributors, Inc. dated January 10, 2010 with the registration statement under 333-62692, post-effective amendment number 26 filed on April 19, 2011 as document profundfpa.htm
33)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
34)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
35)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
37)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
39)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "nwfpa99h12a.htm"
9)	Opinion of Counsel – Filed with initial Registration Statement on February 2, 2015 (File No. 333-201820) as Exhibit (9) and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker

Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-Marketing Services	Tiffanie Hiibner
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Marketing	Jennifer B. MacKenzie
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President-Chief Digital Officer	Ann S. Bair
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company	Texas	The company provides life, health and annuity products.
Jefferson National Life Insurance Company of New York	New York	The company provides variable annuity products.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Securities Corporation	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 7, 2018, was 1,048 and 1,981 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3

Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Property Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Christopher Igodan, Jr.
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Treasurer	Mark E. Hartman
Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 24, 2018.
Nationwide Variable Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 24, 2018.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact